UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments.

The schedule of investments as of February 28, 2006 is filed herewith.

ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 44.46%
Advertising - 0.01%

Omnicom Group, Inc.	260	$20,753

Aerospace/Defense - 0.88%

General Dynamics Corp.	3,280	404,325
Honeywell International, Inc.	11,144	456,347
Northrop Grumman Corp.	6,560	420,496
Raytheon Co.	660	28,644
Rockwell Collins, Inc.	3,840	204,096

		1,513,908

Apparel & Products - 0.74%

Coach, Inc.+	7,034	251,255
Jones Apparel Group, Inc.	3,570	103,244
Liz Claiborne, Inc.	1,470	52,964
Nike, Inc., Class B	3,113	270,146
TJX Cos., Inc.	23,510	575,760
VF Corp.	290	15,892

		1,269,261

Automotive - 0.26%

AutoZone, Inc.+	1,170	113,116
Danaher Corp.	1,830	110,861
Ford Motor Co.	14,970	119,311
General Motors Corp.	1,370	27,825
Goodyear Tire & Rubber Co.+	5,770	82,684

		453,797

Banks - 2.83%

Bank of America Corp.	23,299	1,068,259
Bank of New York Co., Inc.	18,242	624,606
BB&T Corp.	2,930	115,823
Fifth Third Bancorp	10,960	423,604
First Horizon National Corp.	7,330	286,676
KeyCorp	1,490	55,532
M&T Bank Corp.	3,430	385,532
Northern Trust Corp.	1,430	75,390
SunTrust Banks, Inc.	3,820	276,453
Synovus Financial Corp.	16,700	473,445
U.S. Bancorp	9,917	306,535
Wells Fargo & Co.	11,758	754,864

		4,846,719

Beverages - 1.06%

Anheuser-Busch Cos., Inc.	8,480	352,259
Coca-Cola Co.	14,840	622,835
Pepsi Bottling Group, Inc.	4,740	139,166
PepsiCo, Inc.	12,042	711,803

		1,826,063

Broadcasting - 0.42%

Clear Channel Communications, Inc.	7,110	201,213
Comcast Corp., Class A+	10,120	271,520
Univision Communications, Inc., Class A+	4,630	154,874
Viacom, Inc. Class B+	2,214	88,471

		716,078

Building Materials - 0.04%

American Standard Cos., Inc.	800	31,664
Masco Corp.	1,150	35,869

		67,533

Chemical - 0.54%

Dow Chemical Co.	4,090	175,993
E.I. du Pont de Nemours and Co.	1,600	64,384
Eastman Chemical Co.	1,060	52,290
Hercules, Inc.+	2,580	30,573
Monsanto Co.	1,420	119,110
PPG Industries, Inc.	1,870	113,378
Rohm & Haas Co.	7,570	376,607

		932,335

Commercial Services - 0.38%

Cendant Corp.	13,580	225,700
Fluor Corp.	1,270	109,601
Live Nation, Inc.+	38	678
Moody’s Corp.	4,660	312,220

		648,199

Conglomerates - 2.29%

3M Co.	3,615	266,028
General Electric Co.	93,104	3,060,329
ITT Industries, Inc.	4,140	217,350
Tyco International, Ltd.	15,160	390,976

		3,934,683

Drugs - 2.13%

Abbott Laboratories	9,396	415,115
Caremark Rx, Inc.+	4,750	236,313
King Pharmaceuticals, Inc.+	2,610	42,413
Merck & Co., Inc.	15,168	528,756
Pfizer, Inc.	87,215	2,284,161
Watson Pharmaceuticals, Inc.+	1,550	46,469
Wyeth	2,020	100,596

		3,653,823

Electronics/Electrical Equipment - 0.63%

Emerson Electric Co.	3,242	265,228
Harman International Industries, Inc.	180	19,863
Jabil Circuit, Inc.+	8,942	338,455
Molex, Inc.	3,730	118,726
NVIDIA Corp.+	1,990	93,789
Sanmina-SCI Corp.+	13,000	50,180
Solectron Corp.+	20,930	75,557

Waters Corp.+	1,100	47,003
Xerox Corp.+	4,430	66,007

		1,074,808

Financial Services - 3.81%

American Express Co.	11,620	626,086
Ameriprise Financial, Inc.	6,182	281,157
Capital One Financial Corp.	3,490	305,724
Citigroup, Inc.	51,589	2,392,182
Fannie Mae	890	48,665
Federated Investors, Inc., Class B	5,166	200,906
Freddie Mac	1,570	105,802
H & R Block, Inc.	4,340	96,782
JPMorgan Chase & Co.	29,662	1,220,295
Morgan Stanley	13,730	819,132
Principal Financial Group, Inc.	5,920	288,422
T. Rowe Price Group, Inc.	1,980	152,024

		6,537,177

Foods - 0.42%

Archer-Daniels-Midland Co.	2,610	82,789
General Mills, Inc.	9,030	444,728
McCormick & Co., Inc.	2,880	94,550
Tyson Foods, Inc., Class A	6,740	91,192

		713,259

Freight - 0.27%

FedEx Corp.	80	8,579
United Parcel Service, Inc., Class B	6,040	451,249

		459,828

Hardware & Tools - 0.07%

Black & Decker Corp.	1,450	124,091

Healthcare - 0.11%

McKesson Corp.	3,620	195,951

Heavy Duty Trucks/Parts - 0.03%

PACCAR, Inc.	770	53,800

Hospital Management - 0.00%

Tenet Healthcare Corp.+	170	1,341

Hospital Supplies - 1.23%

AmerisourceBergen Corp.	4,980	229,030
Cardinal Health, Inc.	1,330	96,558
CR Bard, Inc.	500	32,745
Johnson & Johnson	18,573	1,070,734
St. Jude Medical, Inc.+	13,850	631,560
Stryker Corp.	960	44,371

		2,104,998

Household Products - 1.17%

Colgate-Palmolive Co.	9,713	529,164
Kimberly-Clark Corp.	8,030	475,215
Newell Rubbermaid, Inc.	6,180	153,697
Procter & Gamble Co.	14,297	856,819

		2,014,895

Information Processing - Hardware - 1.70%

Apple Computer, Inc.+	4,450	305,003
Dell, Inc.+	30,969	898,101
EMC Corp.+	10,600	148,612
Hewlett-Packard Co.	19,050	625,030
International Business Machines Corp.	10,719	860,093
Sandisk Corp.+	1,190	71,805

		2,908,644

Information Processing - Services - 0.57%

Computer Sciences Corp.+	2,100	114,114
eBay, Inc.+	5,360	214,722
First Data Corp.	1,440	64,987
Fiserv, Inc.+	3,020	125,330
Google, Inc.+	140	50,767
Monster Worldwide, Inc.+	2,600	127,296
VeriSign, Inc.+	2,510	59,387
Yahoo!, Inc.+	6,690	214,481

		971,084

Information Processing - Software - 1.87%

Automatic Data Processing, Inc.	9,047	417,881
BMC Software, Inc.+	1,950	42,646
CA, Inc.	650	17,654
Intuit, Inc.+	2,870	139,425
Microsoft Corp.	74,995	2,017,365
Oracle Corp.+	27,280	338,818
Pixar, Inc.+	3,650	232,870

		3,206,659

Insurance - 3.72%

Aetna, Inc.	7,912	403,512
AFLAC, Inc.	1,370	63,362
Allstate Corp.	8,126	445,142
American International Group, Inc.(2)	25,180	1,670,945
Chubb Corp.	3,150	301,612
CIGNA Corp.	2,160	265,140
Cincinnati Financial Corp.	2,690	119,328
Hartford Financial Services Group, Inc.	8,168	672,880
Lincoln National Corp.	4,728	268,409
Marsh & McLennan Cos., Inc.	20,070	620,364

MetLife, Inc.	780	39,094
Progressive Corp.	1,810	194,484
Safeco Corp.	1,560	80,356
St. Paul Travelers Cos., Inc.	13,260	569,915
Torchmark Corp.	3,240	177,131
UnitedHealth Group, Inc.	5,160	300,467
WellPoint, Inc.+	1,180	90,612
Xl Capital, Ltd., Class A	1,380	93,219

		6,375,972

Leisure & Tourism - 1.16%

Carnival Corp.	5,790	299,053
Darden Restaurants, Inc.	2,680	112,399
Harley-Davidson, Inc.	3,590	188,511
International Game Technology	1,230	43,997
Marriott International, Inc., Class A	3,230	220,932
McDonald’s Corp.	15,976	557,722
Royal Caribbean Cruises, Ltd.	9,680	426,501
Starbucks Corp.+	1,580	57,386
Yum! Brands, Inc.	1,820	86,814

		1,993,315

Machinery - 0.24%

Cooper Industries, Ltd., Class A	3,130	261,981
Cummins, Inc.	490	53,057
Rockwell Automation, Inc.	1,423	97,006

		412,044

Medical - Biomedical/Gene - 0.82%

Amgen, Inc.+	14,655	1,106,306
Biogen Idec, Inc.+	520	24,570
Genentech, Inc.+	980	83,976
Vertex Pharmaceuticals, Inc.+	4,420	191,121

		1,405,973

Medical Technology - 0.43%

Baxter International, Inc.	8,330	315,291
Boston Scientific Corp.+	3,510	85,714
Guidant Corp.	1,880	144,309
Quest Diagnostics, Inc.	1,520	80,362
Zimmer Holdings, Inc.+	1,690	116,914

		742,590

Metals - 0.14%

Nucor Corp.	2,780	239,219

Multimedia - 0.76%

Gannett Co., Inc.	1,020	63,403
McGraw-Hill Cos., Inc.	5,410	287,217
News Corp., Class A	10,030	163,288
Time Warner, Inc.	27,996	484,611
Walt Disney Co.	11,050	309,290

		1,307,809

Oil & Gas - 4.37%

Anadarko Petroleum Corp.	320	31,731
BJ Services Co.	9,880	309,343
Burlington Resources, Inc.	950	85,671
ChevronTexaco Corp.	20,910	1,180,997
ConocoPhillips	3,110	189,585
Cooper Cameron Corp.+	11,620	470,610
Devon Energy Corp.	5,970	350,021
EOG Resources, Inc.	920	62,008
Exxon Mobil Corp.	49,901	2,962,622
Grant Prideco, Inc.+	16,840	681,515
Kinder Morgan, Inc.	2,240	207,827
Marathon Oil Corp.	2,470	174,382
Nabors Industries, Ltd.+	800	52,760
Rowan Cos., Inc.	3,560	143,290
Schlumberger, Ltd.	1,860	213,900
Sunoco, Inc.	2,360	174,876
Valero Energy Corp.	3,730	200,637
XTO Energy, Inc.	1	42

		7,491,817

Paper/Forest Products - 0.36%

Avery Dennison Corp.	988	59,280
International Paper Co.	6,700	219,559
Meadwestvaco Corp.	2,500	69,550
Pactiv Corp.+	170	3,898
Weyerhaeuser Co.	4,000	273,160

		625,447

Pollution Control - 0.24%

Waste Management, Inc.	12,220	406,437

Publishing - 0.12%

Tribune Co.	7,030	215,118

Railroads & Equipment - 0.20%

CSX Corp.	6,140	340,033

Real Estate Investment Trusts - 0.15%

Equity Residential	5,610	254,021

Retail - 1.59%

Bed Bath & Beyond, Inc.+	690	24,868
Best Buy Co., Inc.	2,369	127,594
Big Lots, Inc.+	30	381
Costco Wholesale Corp.	1,200	61,536
CVS Corp.	17,720	502,007
Dollar General Corp.	10,150	176,813
Express Scripts, Inc., Class A+	1,840	160,577
Gap, Inc.	10,450	193,743
Home Depot, Inc.	1,780	75,027
J.C. Penney Co., Inc.	4,290	251,566
Kroger Co.+	10,300	206,412
Lowe’s Cos., Inc.	1,040	70,907

Safeway, Inc.	5,150	125,196
Target Corp.	4,860	264,384
Tiffany & Co.	1,660	61,636
Wal-Mart Stores, Inc.	9,516	431,646

		2,734,293

Savings & Loan - 0.17%

Washington Mutual, Inc.	6,710	286,517

Schools - 0.04%

Apollo Group, Inc., Class A+	1,290	63,700

Semiconductors - 1.44%

Altera Corp.+	5,140	103,006
Analog Devices, Inc.	3,980	151,797
Applied Materials, Inc.	21,660	397,244
Applied Micro Circuits Corp.+	16,590	59,890
Broadcom Corp., Class A+	3,006	135,540
Freescale Semiconductor, Inc., Class B+	1	27
Intel Corp.	42,631	878,199
KLA-Tencor Corp.	2,930	153,034
LSI Logic Corp.+	2,840	27,690
Novellus Systems, Inc.+	2,160	57,737
QLogic Corp.+	790	32,501
Texas Instruments, Inc.	9,850	294,022
Xilinx, Inc.	6,378	173,992

		2,464,679

Telecommunications - 2.61%

ADC Telecommunications, Inc.+	1,830	46,336
Avaya, Inc.+	6,168	68,588
BellSouth Corp.	12,950	408,961
CenturyTel, Inc.	180	6,476
Cisco Systems, Inc.+	27,050	547,492
Citizens Communications Co.	12,900	172,215
Corning, Inc.+	12,140	296,337
Lucent Technologies, Inc.+	34,450	96,460
Motorola, Inc.	18,290	391,406
Nokia Oyj Sponsored ADR	24,370	452,795
QUALCOMM, Inc.	7,547	356,294
Qwest Communications International, Inc.+	3,240	20,477
Sprint Corp.	10,663	256,232
Verizon Communications, Inc.	40,040	1,349,348

		4,469,417

Therapeutics - 0.39%

Gilead Sciences, Inc.+	10,640	662,553

Tobacco - 0.46%

Altria Group, Inc.	5,550	399,045
Reynolds American, Inc.	3,610	383,201

		782,246

Utilities - Communication - 0.06%

AT&T, Inc.	4,060	112,015

Utilities - Electric - 1.44%

American Electric Power Co., Inc.	9,850	359,525
CenterPoint Energy, Inc.	8,870	115,044
Constellation Energy Group, Inc.	3,600	211,464
Dominion Resources, Inc.	3,400	255,340
Edison International, Inc.	11,006	488,226
Entergy Corp.	8,080	585,881
PG&E Corp.	6,040	229,822
PPL Corp.	5,380	171,084
TECO Energy, Inc.	2,470	42,138
TXU Corp.	150	7,859

		2,466,383

Utilities - Gas, Distribution - 0.09%

Keyspan Corp.	3,730	151,997

Total Common Stock
(Cost $71,041,380)		76,253,282

PREFERRED STOCK - 0.33%

Financial Services - 0.21%

Fannie Mae 7%(3)	2,010	109,746
General Electric Capital Corp. 4.50%(4)	11,000	260,480

		370,226

Insurance - 0.12%

Endurance Specialty Holdings, Ltd. 7.75%	8,000	200,160

Total Preferred Stock
(Cost $583,805)		570,386

Exchange-Traded Funds - 0.72%

Financial Services - 0.72%

iShares MSCI Japan Index Fund
(Cost $1,222,040)	89,200	1,230,960

ASSET-BACKED SECURITIES - 2.04%
Financial Services - 2.04%

American Express Credit Account Master Trust, Series 2005-7, Class B:
4.84% due 03/16/15 (3)	$70,000	69,895
Banc of America Commercial Mtg., Inc., Series 2005-6, Class D:
5.18% due 09/10/47 (6)(7)	175,000	171,821
Banc of America Commercial Mtg., Inc., Series 2005-6, Class F:
5.18% due 09/10/47 (6)(7)	350,000	341,619
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class F:
5.47% due 12/11/40 (6)(7)	325,000	324,833
Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
4.59% due 05/25/15	100,000	96,951
Commerical Mtg. Pass Through Certs., Series 2004-LB2A:
4.22% due 03/10/39 (7)	1,380,000	1,322,339
Credit Suisse First Boston Mtg. Securities Corp., Series 2005-TF3A, Class A2:
4.85% due 11/15/20 *(1)(3)(7)	472,000	471,999
Granite Mtg. PLC, Series 2003-3, Class 1A3:
4.71% due 01/20/44 (3)(8)	150,000	150,364
Morgan Stanley Capital I, Series 2005-HQ7, Class G:
5.21% due 11/14/42 *(1)(6)(7)	200,000	194,397
Residential Funding Mtg. Securities II, Inc., Series 2005-HS2, Class AI4:
5.66% due 11/25/35	150,000	148,674
Residential Funding Mtg. Securities II, Inc., Series 2005-HS2, Class AI5:
5.47% due 11/25/35 (6)	200,000	198,363

Total Asset-Backed Securities
(Cost $3,505,027)		3,491,255

CORPORATE BONDS - 12.70%
Advertising - 0.03%

Affinity Group, Inc.:
9.00% due 02/15/12	50,000	50,000

Aerospace/Defense - 0.18%

Raytheon Co.:
4.85% due 01/15/11	110,000	107,824
6.75% due 08/15/07	195,000	198,899

		306,723

Airlines - 0.32%

American Airlines, Inc., Series 2001-1A2 Pass Through:
6.82% due 05/23/11	175,000	171,937
Atlas Air, Inc., Series 1999-A1 Pass Through:
7.20% due 01/02/19	344,267	338,306
Continental Airlines, Inc., Series 1999-2C1 Pass Through:
7.73% due 03/15/11	9,075	7,881
Delta Air Lines, Inc.:
8.30% due 12/15/29 (10)(11)	75,000	16,688
10.00% due 08/15/08 (10)(11)	50,000	11,375

		546,187

Automotive - 0.05%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14	25,000	19,375
DaimlerChrysler North America Holding Corp.:
4.88% due 06/15/10	59,000	57,320
Ford Motor Co.:
6.63% due 10/01/28	20,000	13,400

		90,095

Banks - 1.19%

ABN Amro North American Holding Capital:
6.52% due 11/18/12 *(5)(9)	110,000	115,734
BankBoston Captial Trust IV:
5.06% due 06/08/28 (3)	140,000	135,237
Capital One Bank:
5.13% due 02/15/14	125,000	122,454
Chemical Bank:
6.13% due 11/01/08	117,000	119,269
Credit Suisse (USA), Inc.:
5.25% due 03/02/11	110,000	109,950
First Maryland Capital II:
5.53% due 02/01/27 (3)	124,000	121,438
HSBC Bank USA:
4.63% due 04/01/14	100,000	95,191
5.63% due 08/15/35	65,000	63,851
Huntington National Bank:
5.50% due 02/15/16	270,000	269,650
Independence Community Bank Corp.:
3.50% due 6/20/08 (5)	59,000	56,641
Keybank National Association NA:
5.45% due 03/03/16	100,000	99,976
PNC Bank NA:
4.88% due 09/21/17	110,000	104,900
PNC Funding Corp.:
5.13% due 12/14/10	110,000	109,718
5.75% due 08/01/06	179,000	179,462

Popular North America, Inc.:
4.25% due 04/01/08	201,000	196,452
US Bank NA:
3.90% due 08/15/08	26,000	25,281
Wachovia Bank NA:
4.80% due 11/01/14	55,000	52,737
Wells Fargo & Co.:
6.38% due 08/01/11	55,000	57,934

		2,035,875

Broadcasting - 0.65%

Chancellor Media Corp.:
8.00% due 11/01/08	150,000	158,609
Charter Communications Holdings LLC:
11.13% due 01/15/11	105,000	56,175
Comcast Corp.:
6.45% due 03/15/37	156,000	156,412
Cox Communications, Inc.:
7.13% due 10/01/12	110,000	117,411
7.63% due 06/15/25	76,000	84,418
Nexstar Finance, Inc.:
7.00% due 01/15/14	40,000	37,500
Paxson Communications Corp.:
10.78% due 01/15/13 *(3)	200,000	193,500
Univision Communications, Inc.:
3.50% due 10/15/07	55,000	53,246
Viacom, Inc.:
6.63% due 05/15/11	134,000	139,894
Young Broadcasting, Inc.:
10.00% due 03/01/11	125,000	111,719

		1,108,884

Chemical - 0.22%

BCI US Finance Corp.:
10.10% due 07/15/10 *(3)	150,000	153,750
E.I. du Pont de Nemours and Co.:
4.13% due 04/30/10	26,000	24,965
ICI Wilmington, Inc.:
7.05% due 09/15/07	146,000	149,204
Lubrizol Corp.:
4.63% due 10/01/09	55,000	53,542

		381,461

Commercial Services - 0.37%

Aramark Services, Inc.:
7.00% due 05/01/07	134,000	136,125
Erac USA Finance Co.:
7.95% due 12/15/09 *	83,000	89,956
Monitronics International, Inc.:
11.75% due 09/01/10	70,000	69,650
PHH Corp.:
6.00% due 03/01/08	179,000	180,460
Rent-Way, Inc.:
11.88% due 06/15/10	151,000	160,060

		636,251

Drugs - 0.20%

American Home Products Corp.:
6.70% due 03/15/11	93,000	99,485
Merck & Co., Inc.:
2.50% due 03/30/07	108,000	105,038
Teva Pharmaceutical Finance LLC:
6.15% due 02/01/36	78,000	78,346
Wyeth:
6.00% due 02/15/36	65,000	66,928

		349,797

Electronics/Electrical Equipment - 0.06%

Arrow Electronics, Inc.:
6.88% due 06/01/18	99,000	103,365

Financial Services - 2.32%

Ameriprise Financial, Inc.:
5.35% due 11/15/10	77,000	76,972
5.65% due 11/15/15	110,000	110,903
BAE Systems Holdings, Inc.:
4.75% due 08/15/10 *	351,000	341,666
6.40% due 12/15/11 *	240,000	250,119
Banc One Corp.:
8.00% due 04/29/27	78,000	97,639
Consolidated Communications Illinois:
9.75% due 04/01/12	96,000	102,600
Countrywide Home Loan, Inc.:
4.13% due 09/15/09	60,000	57,625
Ford Motor Credit Co.:
5.70% due 01/15/10	83,000	72,415
5.80% due 01/12/09	117,000	105,125
6.38% due 11/05/08	157,000	145,126
7.00% due 10/01/13	100,000	87,883
8.63% due 11/01/10	65,000	61,209
Foster’s Finance Corp.:
6.88% due 06/15/11 *	55,000	58,406
GATX Financing Corp.:
5.80% due 03/01/16 *(9)	110,000	109,999
General Electric Capital Corp.:
2.80% due 01/15/07	187,000	183,483
4.38% due 03/03/12	110,000	105,263
6.75% due 03/15/32	200,000	234,070
General Motors Acceptance Corp.:
6.88% due 09/15/11	6,000	5,346
6.88% due 08/28/12	245,000	219,367
7.25% due 03/02/11	25,000	22,842
7.75% due 01/19/10	145,000	136,657
8.00% due 11/01/31	99,000	90,410
ING USA Global Funding Trust:
4.50% due 10/01/10	110,000	106,815
Jefferies Group, Inc.:
6.25% due 01/15/36	153,000	151,968

Kinder Morgan Finance Co. ULC:
5.70% due 01/05/16	66,000	66,009
Lehman Brothers Holdings, Inc., Series G:
4.50% due 07/26/10	110,000	106,896
MBNA America Bank NA:
7.13% due 11/15/12	55,000	60,649
Pricoa Global Funding I:
4.63% due 06/25/12 *	65,000	62,476
Principal Life Global Funding:
5.13% due 06/28/07 *	100,000	99,461
Residential Capital Corp.:
6.38% due 06/30/10	250,000	252,427
6.88% due 06/30/15	178,000	186,777
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06	26,000	26,010
Transamerica Finance Corp.:
6.40% due 09/15/08	67,000	68,712
Xlliac Global Funding:
4.80% due 08/10/10 *	115,000	112,478

		3,975,803

Freight - 0.13%

CNF, Inc.:
6.70% due 05/01/34	108,000	112,336
Ryder System, Inc.:
5.00% due 06/15/12	119,000	113,947

		226,283

Funeral Services - 0.03%

Service Corp. International:
6.75% due 04/01/16	60,000	59,850

Healthcare - 0.14%

Boston Scientific Corp:
6.25% due 11/15/35	143,000	153,969
Psychiatric Solutions, Inc.:
7.75% due 07/15/15	85,000	87,762

		241,731

Heavy Duty Trucks/Parts - 0.04%

Dana Corp.:
5.85% due 01/15/15 (12)(13)	60,000	36,750
Dura Operating Corp.:
8.63% due 04/15/12	36,000	28,440

		65,190

Hospital Management - 0.07%

HCA, Inc.:
6.95% due 05/01/12	125,000	128,588

Hospital Supplies - 0.11%

AmerisourceBergen Corp.:
5.63% due 09/15/12 *	125,000	124,348
Universal Hospital Services, Inc.:
10.13% due 11/01/11	55,000	57,475

		181,823

Information Processing - Services - 0.07%

Computer Sciences Corp.:
3.50% due 04/15/08	55,000	52,648
First Data Corp.:
3.38% due 08/01/08	66,000	63,043

		115,691

Information Processing - Software - 0.11%

Activant Solutions, Inc.:
10.53% due 04/01/10 *(3)	25,000	25,625
Cisco Systems, Inc.:
5.50% due 02/22/16	55,000	55,377
Oracle Corp. / Ozark Holding, Inc.:
5.00% due 01/15/11 *	116,000	114,516

		195,518

Insurance - 0.64%

AMBAC, Inc.:
5.95% due 12/05/35	65,000	66,089
Americo Life, Inc.:
7.88% due 05/01/13 *	102,000	104,215
Chubb Corp.:
6.00% due 11/15/11	77,000	79,386
Genworth Financial, Inc.:
4.75% due 06/15/09	110,000	108,364
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	141,000	137,219
Kingsway America, Inc.:
7.50% due 02/01/14	78,000	79,978
Markel Corp.:
7.35% due 08/15/34	33,000	35,722
Metropolitan Life Global Funding I:
4.25% due 07/30/09 *	121,000	118,072
4.63% due 08/19/10 *	55,000	53,661
MIC Financing Trust I:
8.38% due 02/01/27 *	57,000	58,053
Ohio Casualty Corp.:
7.30% due 06/15/14	127,000	134,913
Selective Insurance Group:
6.70% due 11/01/35	65,000	65,749
UnitedHealth Group, Inc.:
5.38% due 03/15/16	50,000	50,057

		1,091,478

Leisure & Tourism - 0.20%

Brunswick Corp.:
5.00% due 06/01/11	87,000	83,485

Hilton Hotels Corp.:
7.20% due 12/15/09	63,000	65,798
MGM Mirage, Inc.:
5.88% due 02/27/14	125,000	120,468
Riviera Holdings Corp.:
11.00% due 06/15/10 (2)	70,000	75,250

		345,001

Medical - Biomedical/Gene - 0.16%

Genentech, Inc.:
5.25% due 07/15/35	286,000	273,220

Metals - 0.12%

Barrick Gold Finance Co.:
7.50% due 05/01/07	82,000	83,935
Crown Cork & Seal Co., Inc.:
8.00% due 04/15/23	50,000	48,750
Phelps Dodge Corp.:
6.13% due 03/15/34	73,000	71,609

		204,294

Mining - 0.04%

Newmont Mining Corp.:
8.63% due 05/15/11	55,000	62,664

Multimedia - 0.18%

News America, Inc.:
7.30% due 04/30/28	65,000	70,532
Time Warner Entertainment Co. LP:
8.38% due 03/15/23	157,000	184,764
Time Warner, Inc.:
7.25% due 10/15/17	52,000	56,843

		312,139

Oil & Gas - 0.77%

Amerada Hess Corp.:
7.13% due 03/15/33	72,000	82,980
7.88% due 10/01/29	70,000	85,728
Consumers Energy Co.:
4.25% due 04/15/08	130,000	127,259
El Paso Production Holding Co.:
7.75% due 06/01/13	155,000	163,525
Encore Acquisition Co.:
6.00% due 07/15/15	38,000	36,100
6.25% due 04/15/14	22,000	21,560
Enterprise Products Operating LP:
6.88% due 03/01/33	75,000	80,460
Hanover Compressor Co.:
9.00% due 06/01/14	75,000	81,750
Hilcorp Energy LP:
10.50% due 09/01/10 *	49,000	54,390
KeySpan Corp.:
4.90% due 05/16/08	313,000	310,641
Premcor Refining Group, Inc.:
6.75% due 02/01/11	116,000	121,890
PTT PLC:
5.88% due 08/03/35 *	80,000	76,946
Seitel, Inc.:
11.75% due 07/15/11	75,000	84,937

		1,328,166

Paper/Forest Products - 0.04%

Pliant Corp.:
11.13% due 09/01/09 (10)(11)	79,000	72,680

Pollution Control - 0.06%

Republic Services, Inc.:
6.09% due 03/15/35	95,000	97,305

Railroads & Equipment - 0.18%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36	141,000	171,645
Norfolk Southern Corp.:
5.59% due 05/17/25	147,000	146,570

		318,215

Real Estate - 0.20%

Brascan Corp.:
8.13% due 12/15/08	141,000	150,770
EOP Operating LP:
7.00% due 07/15/11	110,000	117,136
ERP Operating LP:
5.38% due 08/01/16	69,000	68,329

		336,235

Real Estate Investment Trusts - 0.13%

Commercial Net Lease Realty:
6.15% due 12/15/15	55,000	55,409
Duke Realty LP:
5.50% due 03/01/16	55,000	54,620
iStar Financial, Inc.:
5.65% due 09/15/11	55,000	54,967
Vornado Realty LP:
4.75% due 12/01/10	55,000	53,127

		218,123

Savings & Loan - 0.54%

Charter One Bank FSB:
6.38% due 05/15/12	313,000	332,090
Downey Financial Corp.:
6.50% due 07/01/14	130,000	131,700
Sovereign Bancorp, Inc.:
4.80% due 09/01/10 *	166,000	161,228
World Savings Bank FSB:
4.13% due 12/15/09	309,000	298,297

		923,315

Schools - 0.09%

Tulane University of Louisiana:
5.55% due 11/15/12 (1)(3)	150,000	150,000

Telecommunications - 1.10%

Alltel Corp.:
4.66% due 05/17/07	141,000	140,248
American Cellular Corp.:
10.00% due 08/01/11	175,000	190,312
AT&T Wireless Services, Inc.:
7.88% due 03/01/11	368,000	408,069
Corning, Inc.:
6.20% due 03/15/16	66,000	66,883
GTE Corp.:
6.94% due 04/15/28	104,000	110,497
GTE Northwest, Inc.:
5.55% due 10/15/08	60,000	59,691
ICO North America, Inc.:
7.50% due 08/15/09 (1)	20,000	26,200
LCI International, Inc.:
7.25% due 06/15/07	265,000	267,981
New England Telephone & Telegraph Co.:
7.88% due 11/15/29	65,000	71,068
Sprint Capital Corp.:
6.88% due 11/15/28	132,000	143,832
Triton PCS, Inc.:
8.50% due 06/01/13	25,000	24,188
Verizon New England, Inc.:
6.50% due 09/15/11	55,000	56,587
Verizon New York, Inc.:
6.88% due 04/01/12	54,000	56,521
Verizon New York, Inc., Series B:
7.38% due 04/01/32	252,000	267,099

		1,889,176

Utilities - Electric - 1.72%

AES Corp.:
7.75% due 03/01/14	100,000	105,625
American Electric Power Co., Inc.:
4.71% due 08/16/07 (4)	132,000	130,889
Calpine Corp.:
8.75% due 07/15/13 *(10)(11)	320,000	297,600
Centerpoint Energy Houston Electric, LLC:
5.60% due 07/01/23	86,000	84,524
Centerpoint Energy, Inc.:
5.88% due 06/01/08	130,000	131,162
Cleco Power LLC:
6.50% due 12/01/35	65,000	65,786
Commonwealth Edison Co.:
5.90% due 03/15/36	96,000	96,172
Consolidated Natural Gas Co.:
5.38% due 11/01/06	82,000	82,079
Dominion Resources, Inc. (Va):
5.69% due 05/15/08 (4)	121,000	121,679
Duke Energy Co:
4.20% due 10/01/08	110,000	107,059
Duquesne Light Holdings, Inc.:
6.25% due 08/15/35	33,000	32,316
Entergy Louisiana LLC:
5.83% due 11/01/10	165,000	164,448
Excelon Corp.:
4.45% due 06/15/10	61,000	58,803
Florida Power & Light Co.:
5.95% due 10/01/33	68,000	71,251
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	38,000	41,297
Indiantown Cogeneration, LP:
9.26% due 12/15/10	60,443	64,681
NRG Energy, Inc.:
7.25% due 02/01/14	150,000	154,500
7.38% due 02/01/16	25,000	25,625
Old Dominion Electric Cooperative:
5.68% due 12/01/28	47,917	48,222
Pepco Holding, Inc.:
5.50% due 08/15/07	111,000	111,281
PSEG Power LLC:
7.75% due 04/15/11	55,000	60,472
PSI Energy, Inc.:
6.12% due 10/15/35	180,000	186,966
7.85% due 10/15/07	65,000	66,461
Puget Sound Energy, Inc.:
5.20% due 10/01/15	183,000	178,946
Reliant Resources, Inc.:
9.50% due 07/15/13	100,000	102,000
Southern California Edison Co.:
5.63% due 02/01/36	78,000	77,415
Southern Energy, Inc:
7.90% due 07/15/09 +(1)(9)	125,000	0
Virginia Electric and Power Co.:
4.10% due 12/15/08	137,000	137,073
5.75% due 03/31/06	144,000	139,153

		2,943,485

Utilities - Gas, Distribution - 0.10%

Sempra Energy:
4.62% due 05/17/07	110,000	109,152
Southern California Gas Co.:
5.75% due 11/15/35	65,000	66,426

		175,578

Utilities - Gas, Pipeline - 0.14%

NGC Corp. Capital Trust I:
8.32% due 06/01/27	125,000	115,625
Reliant Energy Resources Corp.:
7.75% due 02/15/11	110,000	120,489

		236,114

Total Corporate Bonds
(Cost $21,994,611)		21,776,303

FOREIGN BONDS & NOTES - 2.06%
Banks - 0.09%

National Westminster Bank PLC:
7.75% due 10/06/07 (5)	46,000	47,664
UOB Cayman, Ltd.:
5.80% due 03/15/16 *(5)	110,000	109,717

		157,381

Broadcasting - 0.18%

British Telecommunications PLC:
8.63% due 12/15/30	130,000	171,751
Telenet Group Holding NV:
11.50% due 06/15/14 *(4)	164,000	135,505

		307,256

Conglomerates - 0.15%

Tyco International Group SA:
6.75% due 02/15/11	241,000	252,828

Drugs - 0.04%

Elan Finance PLC/ Elan Finance Corp.:
7.75% due 11/15/11	77,000	71,610

Financial Services - 0.43%

FBG Finance, Ltd.:
5.88% due 06/15/35 *	75,000	72,138
HBOS Capital Funding LP:
6.85% due 03/23/09 (5)	163,000	164,222
Nationwide Building Society:
2.63% due 01/30/07 *	141,000	137,909
Nell AF SARL:
8.38% due 08/15/15 *	125,000	125,625
SovRisc BV:
4.63% due 10/31/08 *	113,000	111,945
UFJ Finance Aruba AEC:
6.75% due 07/15/13	110,000	118,469

		730,308

Foreign Government Agencies - 0.06%

Government of United Kingdom:
2.25% due 07/08/08 *	110,000	104,139

Insurance - 0.24%

Aegon NV:
5.03% due 04/15/06 (6)	145,000	129,050
Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	100,000	95,250
ING Groep NV:
5.78% due 12/08/15 (5)	100,000	100,200
Montpelier Re Holdings, Ltd.:
6.13% due 08/15/13	93,000	89,944

		414,444

Leisure & Tourism - 0.05%

Royal Caribbean Cruises, Ltd.:
6.88% due 12/01/13	78,000	82,332

Machinery - 0.03%

Atlas Copco AB:
6.50% due 04/01/08 *	56,000	57,342

Metals - 0.10%

Inco, Ltd.:
7.20% due 09/15/32	81,000	89,663
Noranda, Inc.:
8.38% due 02/15/11	66,000	73,558

		163,221

Mining - 0.10%

BHP Billiton Finance:
5.00% due 12/15/10	110,000	109,090
Teck Cominco, Ltd.:
6.13% due 10/01/35	65,000	64,452

		173,542

Oil & Gas - 0.26%

ChevronTexaco Capital Co.:
3.50% due 09/17/07	75,000	73,302
EnCana Corp.:
6.50% due 08/15/34	25,000	27,924
Nexen, Inc.:
5.88% due 03/10/35	144,000	142,377
Talisman Energy, Inc.:
5.85% due 02/01/37	130,000	129,678
Weatherford International, Ltd.:
5.50% due 02/15/16	77,000	77,232

		450,513

Paper/Forest Products - 0.04%

Abitibi-Cons., Inc.:
8.55% due 08/01/10	60,000	59,250

Railroads & Equipment - 0.07%

Canadian National Railway Co.:
6.38% due 10/15/11	110,000	116,213

Retail - 0.04%

Jean Coutu Group, Inc.:
8.50% due 08/01/14	80,000	76,400

Telecommunications - 0.18%

Telus Corp.:
7.50% due 06/01/07	243,000	249,433
8.00% due 06/01/11	50,000	55,788

		305,221

Total Foreign Bonds & Notes
(Cost $3,530,989)		3,522,000

UNITED STATES GOVERNMENT BONDS - 16.77%
Government Agencies - 11.80%

Federal Home Loan Bank:
3.88% due 12/20/06	390,000	386,154
4.50% due 09/08/08	370,000	366,952
Federal Home Loan Mtg. Corp.:
3.63% due 02/15/07	164,000	161,991
4.35% due 06/02/08	124,000	122,198
4.45% due 03/06/08	370,000	366,414
4.50% due 11/01/18	343,042	332,883
4.50% due 07/01/19	333,098	322,908
5.00% due 03/01/19	313,535	309,660
5.00% due 07/01/19	650,372	642,336
5.00% due 10/01/33	31,946	31,073
5.00% due 03/01/34	684,278	664,463
5.00% due 11/01/35	1,294,475	1,254,684
5.50% due 10/01/33	17,308	17,198
5.50% due 01/01/35	749,328	743,194
6.00% due 07/01/35	447,919	452,409
6.50% due 11/01/33	91,542	93,700
6.50% due March TBA	1,500,000	1,534,218
6.88% due 09/15/10	257,000	277,101
7.00% due 06/01/32	128,865	133,240
7.50% due 04/01/31	203,558	213,159
8.00% due 04/01/30	15,151	16,194
8.00% due 04/01/30	12,962	13,855
8.00% due 07/01/30	306	326
8.00% due 12/01/30	73,436	78,493
Federal Home Loan Mtg. Corp. Reference REMIC, Series R004, Class AL:
5.13% due 12/15/13 (8)	269,004	266,446
Federal Home Loan Mtg. Corp. Reference REMIC, Series R005, Class AB:
5.50% due 12/15/18 (8)	450,000	447,880
Federal National Mtg. Assoc.:
3.00% due 03/02/07	600,000	588,634
4.50% due 02/01/18	339,475	330,621
4.50% due 06/01/18	140,912	137,237
5.00% due 10/01/18	309,097	305,567
5.00% due 11/01/33	31,889	31,097
5.00% due 03/01/34	2,724,096	2,651,975
5.50% due 03/01/18	292,680	294,243
5.50% due 06/01/20	387,667	389,566
5.50% due 12/01/33	1,298,359	1,289,163
5.50% due 05/01/34	965,610	958,770
6.00% due 05/15/11	375,000	392,456
6.00% due 12/01/16	216,038	220,309
6.00% due 05/01/17	149,568	152,525
6.00% due 12/01/33	568,626	574,446
6.00% due 08/01/34	887,274	896,215
6.00% due 06/01/35	573,848	579,279
6.50% due 02/01/17	138,688	142,464
6.50% due 08/01/31	153,278	157,320
6.50% due 07/01/32	215,224	220,807
7.00% due 09/01/31	124,087	128,493
7.50% due 06/01/15	37,505	39,323
Government National Mtg. Assoc.:
6.00% due 02/15/29	10,259	10,481
6.00% due 04/15/29	25,205	25,748
6.00% due 06/15/29	50,982	52,089
6.50% due 02/15/29	157,692	164,574
6.50% due 04/15/31	112,109	116,877
Tennessee Valley Auth.:
4.65% due 06/15/35	149,000	141,300

		20,240,708

Government Obligations - 4.97%

United States Treasury Bonds:
5.38% due 02/15/31	2,220,000	2,471,224
6.25% due 08/15/23	342,000	404,388
6.88% due 08/15/25	190,000	242,443
7.25% due 08/15/22	89,000	114,682
United States Treasury Notes:
0.88% due 04/15/10 TIPS(14)	137,264	131,596
2.00% due 05/15/06	29,000	28,844
2.00% due 01/15/14 TIPS(14)	255,881	256,041
2.38% due 08/15/06	83,000	82,128
2.50% due 10/31/06	39,000	38,432
2.63% due 05/15/08	66,000	63,185
3.25% due 08/15/08	70,000	67,722
3.38% due 11/15/08	72,000	69,668
3.88% due 05/15/10	27,000	26,215
3.88% due 09/15/10	79,000	76,584
4.25% due 10/15/10	110,000	108,294
4.25% due 08/15/15	177,000	172,423
4.38% due 12/15/10	74,000	73,217
4.50% due 11/15/10	55,000	54,712
5.00% due 08/15/11	19,000	19,358
6.88% due 05/15/06	4,000,000	4,018,752

		8,519,908

Total United States Government Bonds
(Cost $29,021,025)		28,760,616

Total Long-Term Investment Securities
(Cost $130,898,877)		135,604,802

SHORT-TERM INVESTMENT SECURITIES - 16.06%

Commercial Paper - 14.98%

BNP Paribas Financial, Inc.:
4.56% due 03/02/06@	5,700,000	5,699,278
Rabobank USA Financial Corp.:
4.55% due 03/01/06@	5,000,000	5,000,000

Societe Generale North American, Inc.:
4.55% due 03/01/06@	5,000,000	5,000,000
Unilever Capital Corp.:
4.54% due 03/01/06@	5,000,000	5,000,000
Westpac Banking Corp.:
4.50% due 03/03/06@	5,000,000	4,998,750

		25,698,028

Government Obligations - 0.89%

United States Treasury Bills:
4.09% due 03/09/06	15,000	14,986
4.11% due 03/09/06	20,000	19,982
4.13% due 03/16/06	15,000	14,974
4.21% due 04/13/06	10,000	9,974
4.22% due 04/13/06	200,000	199,488
4.29% due 04/06/06	570,000	567,572
4.41% due 04/13/06	700,000	696,337

		1,523,313

Time Deposit - 0.19%

Euro Time Deposit with State Street Bank & Trust Co.:
1.50% due 03/01/06@	327,000	327,000

Total Short-Term Investment Securities
(Cost $27,548,341)		27,548,341

REPURCHASE AGREEMENTS - 5.82%

Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $8,523,006 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.75%, due 06/13/08 and having an approximate value of $8,728,162 (Cost $8,522,000)@	8,522,000	8,522,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/05 in the amount of $1,464,173 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 05/15/08 and having an approximate value of $1,496,220 (Cost $1,464,000)@	1,464,000	1,464,000

Total Repurchase Agreements
(Cost $9,986,000)		9,986,000

TOTAL INVESTMENTS
(Cost $168,433,218)(15)	100.96%	173,139,143
Liabilities in excess of other assets	(0.96)%	(1,638,290)

NET ASSETS	100.00%	$171,500,853

TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS -	Treasury Inflation Protected Security
Pass Through -	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
REMIC -	Real Estate Mortgage Investments Conduits
+	Non-income producing Security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2006 the aggregate value of these securities was $4,475,431 representing 2.61% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Fair valued security (see Note 1)
(2)	Security represents an investment in an affiliated company (see Note 3).
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2006.
(4)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate.
Rate shown reflects the increased rate.
(5)	Variable rate security - the rate reflected is as of February 28, 2006; maturity date reflects next reset date.
(6)	Variable rate security - the rate reflected is as of February 28, 2006; maturity date reflects stated maturity date.
(7)	Commercial Mortgage-Backed Security
(8)	Collateralized Mortgage Obligation
(9)	Illiquid security
(10)	Bond in default
(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	Bond in default subsequent to February 28, 2006.
(13)	Company has filed for Chapter 11 bankruptcy protection subsequent to February 28, 2006.
(14)	Principal amount of security is adjusted for inflation.
(15)	See Note 4 for cost of Investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2006	Unrealized Appreciation (Depreciation)
43 Long	S & P 500 Index	March 2006	$13,642,825	$13,785,800	$142,975
5 Long	S & P 500 Index	March 2006	1,586,375	1,603,000	16,625
41 Long	Tokyo Price Index	March 2006	5,814,911	5,869,785	54,874
15 Long	SPI 200 Index	March 2006	1,318,655	1,371,580	52,925
4 Long	Hang Seng Index	March 2006	400,835	408,285	7,450
7 Long	MSCI Singapore Index	March 2006	251,346	255,491	4,145
593 Long	MSCI Pan Euro Index	March 2006	943,732	1,559,452	615,720
1 Long	CAC 40 10 Euro Index	March 2006	59,015	59,647	632

					$895,346

See Notes to Schedule of Investments

BLUE CHIP GROWTH FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 98.55%
Advertising - 0.31%

Omnicom Group, Inc.	2,400	$191,568

Aerospace/Defense - 1.91%

General Dynamics Corp.	3,800	468,426
Honeywell International, Inc.	10,900	446,355
Lockheed Martin Corp.	700	51,009
Rockwell Collins, Inc.	3,400	180,710
United Technologies Corp.	700	40,950

		1,187,450

Automotive - 2.26%

Danaher Corp.	23,240	1,407,879

Banks - 5.04%

Mellon Financial Corp.	7,000	252,630
Northern Trust Corp.	9,900	521,928
State Street Bank & Trust Co.	19,400	1,212,112
UBS AG (2)	5,900	625,476
Wells Fargo & Co.	8,100	520,020

		3,132,166

Beverages - 1.21%

Coca-Cola Co.	3,330	139,760
PepsiCo, Inc.	10,340	611,198

		750,958

Broadcasting - 1.19%

Grupo Televisa SA ADR	1,300	101,998
Rogers Communications, Inc., Class B	6,300	252,189
Viacom, Inc., Class B+	9,614	384,176

		738,363

Chemical - 1.11%

Monsanto Co.	8,200	687,816

Commercial Services - 1.18%

Accenture, Ltd., Class A	12,400	404,984
Cintas Corp.	3,800	156,142
Paychex, Inc.	4,400	176,220

		737,346

Conglomerates - 3.41%

General Electric Co.	64,550	2,121,759

Drugs - 4.03%

Caremark Rx, Inc.+	13,100	651,725
Novartis AG (2)	4,600	245,314
Pfizer, Inc.	21,120	553,133
Roche Holding AG (2)	1,200	177,272
Sepracor, Inc.+#	6,100	349,591
Teva Pharmaceutical, Ltd., Sponsored ADR	4,100	172,159
Wyeth	7,120	354,576

		2,503,770

Electronics/Electrical Equipment - 1.31%

Garmin, Ltd.#	4,500	309,690
Harman International Industries, Inc.	3,300	364,155
Samsung Electronics Co., Ltd. (2)	200	140,167

		814,012

Financial Services - 12.38%

American Express Co.	17,000	915,960
Ameriprise Financial, Inc.	4,340	197,383
Charles Schwab Corp.	30,400	492,784
Chicago Merchantile Exchange Holdings, Inc.	200	85,120
Citigroup, Inc.	27,186	1,260,615
E*TRADE Group, Inc.+	18,200	465,556
Franklin Resources, Inc.	8,100	831,708
Goldman Sachs Group, Inc.	4,500	635,805
Legg Mason, Inc.	6,400	835,776
Merrill Lynch & Co., Inc.	10,300	795,263
Morgan Stanley	1,300	77,558
SLM Corp.	12,100	682,561
TD Ameritrade Holding Corp.+#	19,300	419,968

		7,696,057

Foods - 0.51%

Sysco Corp.	10,550	317,450

Freight - 0.29%

United Parcel Service, Inc., Class B	2,430	181,545

Hospital Supplies - 3.74%

Cardinal Health, Inc.	4,600	333,960
Johnson & Johnson	8,070	465,236
Medtronic, Inc.	14,600	787,670
St. Jude Medical, Inc.+	9,020	411,312
Stryker Corp.	7,100	328,162

		2,326,340

Household Products - 1.73%

Fortune Brands, Inc.	1,700	131,835
Procter & Gamble Co.	15,776	945,456

		1,077,291

Information Processing - Hardware - 2.71%

Dell, Inc.+	30,990	898,710
EMC Corp.+	36,300	508,926
Juniper Networks, Inc.+	15,070	277,137

		1,684,773

Information Processing - Services - 4.37%

eBay, Inc.+	10,240	410,214
First Data Corp.	11,400	514,482
Fiserv, Inc.+	1,850	76,775
Google, Inc.+	2,400	870,288
IAC/InterActiveCorp+#	4,950	144,738
Monster Worldwide, Inc.+	2,000	97,920
Yahoo!, Inc.+	18,740	600,805

		2,715,222

Information Processing - Software - 6.07%

Adobe Systems, Inc.	8,420	325,180
Automatic Data Processing, Inc.	14,800	683,612
ChoicePoint, Inc.+	1,800	79,920
Intuit, Inc.+	4,800	233,184
Microsoft Corp.	72,930	1,961,817
Oracle Corp.+	39,650	492,453

		3,776,166

Insurance - 7.45%

Aetna, Inc.	4,200	214,200
AFLAC, Inc.	2,200	101,750
American International Group, Inc.(1)	2,500	165,900
Hartford Financial Services Group, Inc.	6,800	560,184
Humana, Inc.+	2,300	118,841
Marsh & McLennan Cos., Inc.	13,500	417,285
Prudential Financial, Inc.	2,300	177,192
UnitedHealth Group, Inc.	36,480	2,124,230
WellPoint, Inc.+	9,760	749,470

		4,629,052

Leisure & Tourism - 4.13%

Carnival Corp.	13,700	707,605
Harrah’s Entertainment, Inc.	4,900	352,408
International Game Technology	12,700	454,279
Marriott International, Inc., Class A	4,800	328,320
McDonald’s Corp.	5,300	185,023
Wynn Resorts, Ltd.+#	8,100	538,245

		2,565,880

Machinery - 0.93%

Deere & Co.	4,400	335,588
Illinois Tool Works, Inc.	2,800	240,352

		575,940

Medical - Biomedical/Gene - 2.69%

Amgen, Inc.+	13,120	990,429
Genentech, Inc.+	7,990	684,663

		1,675,092

Medical Technology - 0.75%

Quest Diagnostics, Inc.	8,800	465,256

Metals - 0.64%

BHP Billiton, Ltd. (2)	13,100	236,367
Nucor Corp.	1,900	163,495

		399,862

Multimedia - 1.58%

E.W. Scripps Co., Class A	5,700	274,056
McGraw-Hill Cos., Inc.	4,700	249,523
Time Warner, Inc.	26,700	462,177

		985,756

Oil & Gas - 6.48%

Baker Hughes, Inc.	9,100	618,527
Exxon Mobil Corp.	11,800	700,566
Murphy Oil Corp.	3,700	173,419
Schlumberger, Ltd.	10,300	1,184,500
Smith International, Inc.	18,000	697,140
Total SA Sponsored ADR	2,600	327,938
Transocean, Inc.+	4,400	326,392

		4,028,482

Optical Instruments & Lenses - 0.17%

Alcon, Inc.	900	103,644

Railroads & Equipment - 0.01%

Union Pacific Corp.	100	8,855

Retail - 6.10%

Amazon.com, Inc.+#	2,000	74,980
Best Buy Co., Inc.	5,110	275,225
CVS Corp.	8,000	226,640
Home Depot, Inc.	20,950	883,042
Kohl’s Corp.+	13,800	663,918
Target Corp.	14,225	773,840
Wal-Mart Stores, Inc.	19,760	896,314

		3,793,959

Schools - 0.15%

Apollo Group, Inc., Class A+	1,882	92,933

Semiconductors - 6.05%

Analog Devices, Inc.	13,420	511,839
Applied Materials, Inc.	10,800	198,072
Intel Corp.	20,070	413,442
Linear Technology Corp.	10,800	398,088
Marvell Technology Group, Ltd.+	7,100	434,662
Maxim Integrated Products, Inc.	20,850	815,026

Texas Instruments, Inc.	14,010	418,199
Xilinx, Inc.	21,030	573,698

		3,763,026

Telecommunications - 5.43%

America Movil SA de CV ADR	11,900	413,287
American Tower Corp., Class A+	10,600	337,398
Cisco Systems, Inc.+	38,840	786,122
Corning, Inc.+	18,600	454,026
NII Holdings, Inc., Class B+	100	5,122
Nokia Oyj Sponsored ADR	27,700	514,666
QUALCOMM, Inc.	10,220	482,486
Telefonaktiebolaget LM Ericsson ADR, Class B+	1,400	47,740
TELUS Corp.	8,600	334,196

		3,375,043

Therapeutics - 1.23%

Gilead Sciences, Inc.+	12,320	767,166

Total Long-term Investment Securities
(Cost $51,614,469)		61,277,877

SHORT-TERM INVESTMENT SECURITIES - 4.08%
Collective Investment Pool - 2.80%
Securities Lending Quality Trust (4)	1,742,475	1,742,475

Registered Investment Companies - 1.28%

T. Rowe Price Reserve Investment Fund	797,189	797,189

Total Short-term Investment Securities
(Cost $2,539,664)		2,539,664

TOTAL INVESTMENTS
(Cost $54,154,133)(3)	102.63%	63,817,541
Liabilities in excess of other assets	(2.63)%	(1,636,135)

NET ASSETS	100.00%	$62,181,406

ADR - American Depository Receipt

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	Security was valued using fair value procedures at February 28, 2006. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(3)	See Note 4 for cost of investment on a tax basis.
(4)	The security is purchased with cash collateral received from securities loaned.

See Notes to Schedule of Investments

BROAD CAP VALUE FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 96.95%
Aerospace/Defense - 1.80%

Goodrich Corp.	700	$29,288
Honeywell International, Inc.	400	16,380

		45,668

Appliances/Furnishings - 1.41%

Whirlpool Corp.	400	35,916

Automotive - 0.70%

Genuine Parts Co.	400	17,808

Banks - 5.92%

Bank of America Corp.	1,451	66,528
South Financial Group, Inc.	1,100	28,941
TCF Financial Corp.	900	22,824
Wells Fargo & Co.	500	32,100

		150,393

Building Materials - 1.26%

Sherwin-Williams Co.	700	31,885

Chemical - 0.49%

Lyondell Chemical Co.	600	12,552

Conglomerates - 1.23%

ITT Industries, Inc.	400	21,000
Tyco International, Ltd.	400	10,316

		31,316

Drugs - 5.48%

Bristol-Myers Squibb Co.	1,300	30,030
Pfizer, Inc.	2,000	52,380
Schering-Plough Corp.	1,500	27,750
Valeant Pharmaceuticals International	500	8,910
Wyeth	400	19,920

		138,990

Electronics/Electrical Equipment - 3.54%

American Power Conversion Corp.	2,800	57,204
Emerson Electric Co.	400	32,724

		89,928

Financial Services - 4.64%

Capital One Financial Corp.	300	26,280
Citigroup, Inc.	1,000	46,370
SLM Corp.	800	45,128

		117,778

Foods - 0.83%

ConAgra Foods, Inc.	1,000	21,030

Freight - 1.05%

Ryder System, Inc.	600	26,604

Funeral Services - 0.38%

Service Corp. International	1,200	9,540

Hardware & Tools - 2.57%

Stanley Works	1,300	65,182

Healthcare - 1.66%

HEALTHSOUTH Corp. +	4,500	21,960
Universal Health Services, Inc., Class B	400	20,092

		42,052

Hospital Management - 1.02%

Triad Hospitals, Inc. +	600	25,836

Hospital Supplies - 1.20%

Hillenbrand Industries, Inc.	600	30,504

Information Processing - Hardware - 1.15%

Tech Data Corp. +	700	29,071

Insurance - 12.92%

Allstate Corp.	800	43,824
Axis Capital Holdings, Ltd.	800	24,768
CIGNA Corp.	100	12,275
Hartford Financial Services Group, Inc.	400	32,952
MGIC Investment Corp.	400	25,500
Radian Group, Inc.	600	34,050
WellPoint, Inc. +	907	69,649
Willis Group Holdings, Ltd.	900	30,996
XL Capital, Ltd., Class A	800	54,040

		328,054

Leisure & Tourism - 5.41%

Brunswick Corp.	500	19,615
Carnival Corp.	500	25,825
GTECH Holdings Corp.	900	30,042
Mattel, Inc.	2,100	35,385
Royal Caribbean Cruises, Ltd.	600	26,436

		137,303

Machinery - 1.01%

Illinois Tool Works, Inc.	300	25,752

Medical Technology - 1.34%

Baxter International, Inc.	900	34,065

Mobile Homes - 0.51%

Winnebago Industries, Inc.	400	12,848

Multimedia - 0.98%

Gannett Co., Inc.	400	24,864

Oil & Gas - 10.67%

Anadarko Petroleum Corp.	100	9,916
BP PLC ADR	600	39,852
ChevronTexaco Corp.	500	28,240
ConocoPhillips	900	54,864
El Paso Corp.	800	10,464
Marathon Oil Corp.	700	49,420
Murphy Oil Corp.	300	14,061
Occidental Petroleum Corp.	700	64,078

		270,895

Railroads & Equipment - 1.55%

Burlington Northern Santa Fe Corp.	500	39,320

Real Estate Investment Trusts - 0.88%

American Financial Reality Trust	1,900	22,458

Retail - 1.63%

Dollar General Corp.	900	15,678
Family Dollar Stores, Inc.	1,000	25,720

		41,398

Savings & Loan - 3.81%

New York Community Bancorp, Inc.	1,800	30,366
Peoples Bank of Bridgeport Connecticut	900	27,846
Washington Mutual, Inc.	900	38,430

		96,642

Telecommunications - 3.70%

Nokia Oyj Sponsored ADR	2,700	50,166
Verizon Communications, Inc.	1,300	43,810

		93,976

Tobacco - 9.15%

Altria Group, Inc.	800	57,520
Imperial Tobacco Group PLC ADR	800	48,464
Loews Corp. - Carolina Group	700	33,243
Reynolds American, Inc.	400	42,460
UST, Inc.	1,300	50,544

		232,231

Utilities - Electric - 7.06%

American Electric Power Co., Inc.	700	25,550
CenterPoint Energy, Inc.	800	10,376
Duke Energy Corp.	1,100	31,240
Entergy Corp.	600	43,506
MDU Resources Group, Inc.	600	21,150
Pinnacle West Capital Corp.	700	28,735
Xcel Energy, Inc.	1,000	18,560

		179,117

Total Long-Term Investment Securities
(Cost $2,433,740)		2,460,976

TOTAL INVESTMENTS
(Cost $2,433,740) (1)	96.95%	2,460,976
Other assets less liabilities	3.05%	77,379

NET ASSETS	100.00%	$2,538,355

ADR	- American Depository Receipt
+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CAPITAL CONSERVATION FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
ASSET-BACKED SECURITIES - 5.73%
Financial Services - 5.73%

American Express Credit Account Master Trust, Series 2005-7, Class B:
4.84% due 03/16/15 (3)	$130,000	$129,805
Banc of America Commercial Mtg., Inc., Series 2005-6, Class D:
5.18% due 09/10/47 (1)(15)	330,000	324,006
Banc of America Commercial Mtg., Inc., Series 2005-6, Class F:
5.18% due 09/10/47 (1)(15)	665,000	649,077
Bear Stearns Asset Backed Securities, Inc., 2005-HE4, Class 1A1:
4.63% due 04/25/35 (3)	138,056	138,073
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class F:
5.47% due 12/11/40 (1)(15)	625,000	624,679
Chase Funding Mtg. Loan, Series 2003-6, Class 1A6:
6.32% due 05/25/15	270,000	261,768
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF6B:
5.55% due 08/25/35 (2)	39,000	37,452
Commercial Mtg. Certificates, Series 2004-LB2A, Class A3 Pass Through:
4.22% due 03/10/39 (1)	2,585,000	2,476,990
Credit Suisse First Boston Mtg. Securities Corp., Series 2005-TF3A, Class A2:
4.85% due 11/15/20 *(1)(3)(7)	886,000	885,997
Granite Mtg. PLC, Series 2003-3, Class 1A3:
4.80% due 01/20/44 (1)(3)	250,000	250,606
Morgan Stanley Capital I, Series 2005-HQ7, Class G:
5.21% due 11/14/42 * (1)(7)(15)	400,000	388,794
Residential Funding Mtg. Securities II, Inc., Series 2005-HS2, Class AI4:
5.66% due 11/25/35	500,000	495,579
Residential Funding Mtg. Securities II, Inc., Series 2005-HS2, Class AI5:
5.47% due 11/25/35 (15)	200,000	198,363

Total Asset-Backed Securities
(Cost $6,890,398)		6,861,189

CORPORATE BONDS - 29.97%
Advertising - 0.06%

Affinity Group, Inc.:
9.00% due 02/15/12	70,000	70,000

Aerospace/Defense - 0.38%

Raytheon Co.:
6.75% due 08/15/07	247,000	251,939
4.85% due 01/15/11	210,000	205,846

		457,785

Airlines - 0.89%

American Airlines, Inc., Series 2001-1A2 Pass Through:
6.82% due 05/23/11	330,000	324,225
Atlas Air, Inc., Series 1999-A1 Pass Through:
7.20% due 01/02/19	546,413	536,952
Atlas Air, Inc., Series 2000-1A Pass Through:
8.71% due 01/02/19	147,521	149,908
Continental Airlines, Inc., Series 1999-2C1 Pass Through:
7.73% due 03/15/11	13,613	11,821
Delta Air Lines, Inc.:
8.30% due 12/15/29 # (9)(12)	75,000	17,063
10.00% due 08/15/08 (9)(12)	100,000	22,250

		1,062,219

Automotive - 0.12%

Cooper-Standard Automotive, Inc.:
8.38% due 12/15/14 #	25,000	19,375
DaimlerChrysler North America Holding Corp.:
4.88% due 06/15/10	82,000	79,666
Ford Motor Co.:
6.63% due 10/01/28	75,000	50,250

		149,291

Banks - 2.49%

ABN Amro North American Holding Capital:
6.52% due 11/08/12 *(5)(8)	220,000	231,467
BankBoston Capital Trust IV:
5.06% due 06/08/28 (3)	201,000	194,162
Capital One Bank:
5.13% due 02/15/14	100,000	97,963
Chemical Bank:
6.13% due 11/01/08	151,000	153,929
Credit Suisse (USA), Inc.:
5.25% due 03/02/11	220,000	219,899
First Maryland Capital II:
5.53% due 02/01/27 (3)	177,000	173,343
HSBC Bank USA:
5.63% due 08/15/35	90,000	88,409
4.63% due 04/01/14	100,000	95,191
Huntington National Bank:
5.50% due 02/15/16	280,000	279,637
Independence Community Bank Corp.:
3.50% due 06/20/08	113,000	108,481
Keybank National Association NA:
5.45% due 03/03/16	200,000	199,952
PNC Bank NA:
4.88% due 09/21/17	200,000	190,727
PNC Funding Corp.:
5.75% due 08/01/06	241,000	241,621

5.13% due 12/14/10	210,000	209,463
Popular North America, Inc.:
4.25% due 04/01/08	259,000	253,139
US Bank NA:
3.90% due 08/15/08	34,000	33,060
Wachovia Bank NA:
4.80% due 11/01/14	105,000	100,680
Wells Fargo & Co.:
6.38% due 08/01/11	110,000	115,869

		2,986,992

Broadcasting - 1.57%

Chancellor Media Corp.:
8.00% due 11/01/08	207,000	218,881
Charter Communications Holdings LLC:
11.13% due 01/15/11	185,000	98,975
Comcast Corp.:
6.45% due 03/15/37	300,000	300,792
Cox Communications, Inc.:
7.13% due 10/01/12	210,000	224,148
7.63% due 06/15/25	98,000	108,854
Nexstar Finance, Inc.:
7.00% due 01/15/14	60,000	56,250
Paxson Communications Corp.:
10.78% due 01/15/13 *(3)	375,000	362,812
Univision Communications, Inc.:
3.50% due 10/15/07	105,000	101,652
Viacom, Inc.:
6.63% due 05/15/11	172,000	179,566
Young Broadcasting, Inc.:
10.00% due 03/01/11 #	250,000	223,437

		1,875,367

Chemical - 0.55%

BCI US Finance Corp.:
10.10% due 07/15/10 *(3)	325,000	333,125
E.I. du Pont de Nemours and Co.:
4.13% due 04/30/10	34,000	32,647
ICI Wilmington, Inc.:
7.05% due 09/15/07	194,000	198,257
Lubrizol Corp.:
4.63% due 10/01/09	100,000	97,349

		661,378

Commercial Services - 0.82%

Aramark Services, Inc.:
7.00% due 05/01/07	256,000	260,059
Erac USA Finance Co.:
7.95% due 12/15/09 *	158,000	171,243
Monitronics International, Inc.:
11.75% due 09/01/10	160,000	159,200
PHH Corp.:
6.00% due 03/01/08	228,000	229,860
Rent-Way, Inc.:
11.88% due 06/15/10	150,000	159,000

		979,362

Drugs - 0.44%

American Home Products Corp.:
6.95% due 03/15/11	111,000	118,739
Merck & Co., Inc.:
2.50% due 03/30/07	137,000	133,243
Teva Pharmaceutical Finance LLC:
6.15% due 02/01/36	150,000	150,666
Wyeth:
6.00% due 02/15/36	120,000	123,560

		526,208

Electronics/Electrical Equipment - 0.17%

Arrow Electronics, Inc.:
6.88% due 06/01/18	189,000	197,332

Financial Services - 5.70%

Ameriprise Financial, Inc.:
5.35% due 11/15/10	147,000	146,948
5.65% due 11/15/15	210,000	211,723
BAE Systems Holdings, Inc.:
4.75% due 08/15/10 *	541,000	526,613
6.40% due 12/15/11 *	332,000	345,999
Banc One Corp.:
8.00% due 04/29/27	156,000	195,278
Consolidated Communications Illinois:
9.75% due 04/01/12 #	385,000	411,469
Countrywide Home Loan, Inc.:
4.13% due 09/15/09	110,000	105,646
Ford Motor Credit Co.:
5.70% due 01/15/10 #	111,000	96,844
5.80% due 01/12/09	198,000	177,904
6.38% due 11/05/08	213,000	196,891
7.00% due 10/01/13 #	190,000	166,978
8.63% due 11/01/10	115,000	108,293
Foster’s Finance Corp.:
6.88% due 06/15/11 *	100,000	106,192
GATX Financing Corp.:
5.80% due 03/01/16 *(8)	210,000	209,998
General Electric Capital Corp.:
2.80% due 01/15/07 #	285,000	279,640
4.38% due 03/03/12	220,000	210,527
6.75% due 03/15/32	276,000	323,016
General Motors Acceptance Corp.:
6.88% due 09/15/11	480,000	429,779
6.88% due 08/28/12	16,000	14,256
7.25% due 03/02/11	75,000	68,525
7.75% due 01/19/10	265,000	249,752
8.00% due 11/01/31 #	184,000	168,036
ING USA Global Funding Trust:
4.50% due 10/01/10	160,000	155,368
Jefferies Group, Inc.:
6.25% due 01/15/36	301,000	298,970
Kinder Morgan Finance Co.:
5.70% due 01/05/16	126,000	126,017
Lehman Brothers Holdings, Inc., Series G:
4.50% due 07/26/10	160,000	155,485
MBNA America Bank NA:

7.13% due 11/15/12	100,000	110,271
Pricoa Global Funding I:
3.90% due 12/15/08 *	100,000	96,544
4.63% due 06/25/12 *	85,000	81,700
Principal Life Global Funding:
5.13% due 06/28/07 *	100,000	99,461
Residential Capital Corp.:
6.38% due 06/30/10	336,000	339,261
6.88% due 06/30/15 #	333,000	349,420
Salomon Smith Barney Holdings, Inc.:
5.88% due 03/15/06	34,000	34,013
Transamerica Finance Corp.:
6.40% due 09/15/08	86,000	88,197
Xlliac Global Funding:
4.80% due 08/10/10 *	145,000	141,820

		6,826,834

Freight - 0.35%

CNF, Inc.:
6.70% due 05/01/34	209,000	217,390
Ryder System, Inc.:
5.00% due 06/15/12	211,000	202,041

		419,431

Funeral Services - 0.06%

Service Corp. International:
6.75% due 04/01/16	75,000	74,813

Healthcare - 0.33%

Boston Scientific Corp:
6.25% due 11/15/35	264,000	284,250
Psychiatric Solutions, Inc.:
7.75% due 07/15/15	110,000	113,575

		397,825

Heavy Duty Trucks/Parts - 0.10%

Dana Corp.:
5.85% due 01/15/15 (13)(14)#	120,000	73,500
Dura Operating Corp.:
8.63% due 04/15/12 #	58,000	45,820

		119,320

Hospital Management - 0.28%

HCA, Inc.:
6.95% due 05/01/12	320,000	329,184

Hospital Supplies - 0.27%

AmerisourceBergen Corp.:
5.63% due 09/15/12 *	225,000	223,826
Universal Hospital Services, Inc.:
10.13% due 11/01/11	100,000	104,500

		328,326

Information Processing - Services - 0.18%

Computer Sciences Corp.:
3.50% due 04/15/08 #	105,000	100,510
First Data Corp.:
3.38% due 08/01/08	126,000	120,354

		220,864

Information Processing - Software - 0.31%

Activant Solutions, Inc.:
10.53% due 04/01/10 *(3)	35,000	35,875
Cisco Systems, Inc.:
5.50% due 02/22/16	110,000	110,753
Oracle Corp. / Ozark Holding, Inc.:
5.00% due 01/15/11 *	231,000	228,045

		374,673

Insurance - 1.49%

AMBAC, Inc.:
5.95% due 12/05/35	110,000	111,843
Americo Life, Inc.:
7.88% due 05/01/13 *	121,000	123,627
Chubb Corp.:
6.00% due 11/15/11	141,000	145,369
Genworth Financial, Inc.:
4.75% due 06/15/09	220,000	216,729
ING Security Life Institutional Funding:
2.70% due 02/15/07 *	221,000	215,073
Kingsway America, Inc.:
7.50% due 02/01/14	122,000	125,093
Markel Corp.:
7.35% due 08/15/34	62,000	67,114
Metropolitan Life Global Funding I:
4.25% due 07/30/09 *	209,000	203,943
4.63% due 08/19/10 *	95,000	92,687
MIC Financing Trust I:
8.38% due 02/01/27 *	74,000	75,368
Ohio Casualty Corp.:
7.30% due 06/15/14	181,000	192,278
Selective Insurance Group:
6.70% due 11/01/35	120,000	121,383
UnitedHealth Group, Inc.:
5.38% due 03/15/16	100,000	100,113

		1,790,620

Leisure & Tourism - 0.48%

Brunswick Corp.:
5.00% due 06/01/11	166,000	159,293
Hilton Hotels Corp.:
7.20% due 12/15/09	111,000	115,929
MGM Mirage, Inc.:
5.88% due 02/27/14 #	260,000	250,575
Riviera Holdings Corp.:
11.00% due 06/15/10 (6)	50,000	53,750

		579,547

Medical - Biomedical/Gene - 0.31%

Genentech, Inc.:
5.25% due 07/15/35	394,000	376,394

Metals - 0.34%

Barrick Gold Finance Co.:
7.50% due 05/01/07	164,000	167,871
Crown Cork & Seal Co., Inc.:
8.00% due 04/15/23	120,000	117,000
Phelps Dodge Corp.:
6.13% due 03/15/34 #	119,000	116,732

		401,603

Mining - 0.08%

Newmont Mining Corp.:
8.63% due 05/15/11	80,000	91,148

Multimedia - 0.35%

News America, Inc.:
7.30% due 04/30/28	90,000	97,659
Time Warner Entertainment Co. LP:
8.38% due 03/15/23	180,000	211,832
Time Warner, Inc.:
7.25% due 10/15/17	100,000	109,314

		418,805

Oil & Gas - 1.87%

Amerada Hess Corp.:
7.13% due 03/15/33	138,000	159,046
7.88% due 10/01/29	135,000	165,331
Consumers Energy Co.:
4.25% due 04/15/08 #	250,000	244,728
El Paso Production Holding Co.:
7.75% due 06/01/13	290,000	305,950
Encore Acquisition Co.:
6.00% due 07/15/15	47,000	44,650
6.25% due 04/15/14	28,000	27,440
Enterprise Products Operating LP:
6.88% due 03/01/33	135,000	144,828
Hanover Compressor Co.:
9.00% due 06/01/14	170,000	185,300
Hilcorp Energy LP:
10.50% due 09/01/10 *	71,000	78,810
KeySpan Corp.:
4.90% due 05/16/08	420,000	416,835
Premcor Refining Group, Inc.:
6.75% due 02/01/11	231,000	242,729
PTT PLC:
5.88% due 08/03/35 *	110,000	105,801
Seitel, Inc.:
11.75% due 07/15/11	100,000	113,250

		2,234,698

Paper/Forest Products - 0.10%

Abitibi-Consolidated, Inc.:
7.99% due 06/15/11 (3)	25,000	24,313
Pliant Corp.:
11.13% due 09/01/09 (9)(12)#	106,000	97,520

		121,833

Railroads & Equipment - 0.37%

Burlington Northern Santa Fe Corp.:
7.29% due 06/01/36	221,000	269,032
Norfolk Southern Corp.:
5.59% due 05/17/25	176,000	175,485

		444,517

Real Estate - 0.45%

Brascan Corp.:
8.13% due 12/15/08	181,000	193,541
EOP Operating LP:
7.00% due 07/15/11	210,000	223,622
ERP Operating LP:
5.38% due 08/01/16	127,000	125,766

		542,929

Real Estate Investment Trusts - 0.35%

Commercial Net Lease Realty:
6.15% due 12/15/15	105,000	105,781
Duke Realty LP:
5.50% due 03/01/16	105,000	104,274
iStar Financial, Inc.:
5.65% due 09/15/11	105,000	104,938
Vornado Realty LP:
4.75% due 12/01/10	105,000	101,424

		416,417

Savings & Loan - 1.13%

Charter One Bank FSB:
6.38% due 05/15/12	430,000	456,227
Downey Financial Corp.:
6.50% due 07/01/14	250,000	253,269
Sovereign Bancorp, Inc.:
4.80% due 09/01/10 *	266,000	258,354
World Savings Bank FSB:
4.13% due 12/15/09	396,000	382,283

		1,350,133

Schools - 0.23%

Tulane University of Louisiana:
5.55% due 11/15/12 (3)(7)	280,000	280,000

Telecommunications - 2.49%

Alltel Corp.:
4.66% due 05/17/07 #	178,000	177,051
American Cellular Corp.:
10.00% due 08/01/11	380,000	413,250
AT&T Wireless Services, Inc.:
7.88% due 03/01/11	511,000	566,639
Corning, Inc.:
6.20% due 03/15/16	126,000	127,686
GTE Corp.:
6.94% due 04/15/28	200,000	212,494
GTE Northwest, Inc.:

5.55% due 10/15/08 #	80,000	79,588
ICO North America, Inc.:
7.50% due 08/15/09 (7)	30,000	39,300
LCI International, Inc.:
7.25% due 06/15/07	510,000	515,737
New England Telephone & Telegraph Co.:
7.88% due 11/15/29	90,000	98,401
Sprint Capital Corp.:
6.88% due 11/15/28	149,000	162,356
Triton PCS, Inc.:
8.50% due 06/01/13 #	25,000	24,188
Verizon New England, Inc.:
6.50% due 09/15/11	110,000	113,174
Verizon New York, Inc.:
6.88% due 04/01/12	88,000	92,109
Verizon New York, Inc., Series B:
7.38% due 04/01/32 #	340,000	360,371

		2,982,344

Utilities - Electric - 4.26%

AES Corp.:
7.75% due 03/01/14	195,000	205,969
American Electric Power Co., Inc.:
4.71% due 08/16/07 (4)	252,000	249,879
Calpine Corp.:
8.75% due 07/15/13 *(9)(12)#	615,000	571,950
Centerpoint Energy Houston Electric LLC:
5.60% due 07/01/23	166,000	163,151
Centerpoint Energy, Inc.:
5.88% due 06/01/08	230,000	232,055
Cleco Power LLC:
6.50% due 12/01/35	110,000	111,331
Commonwealth Edison Co.:
5.90% due 03/15/36	185,000	185,331
Consolidated Natural Gas Co.:
5.38% due 11/01/06	79,000	79,076
Dominion Resources, Inc. (Va):
5.69% due 05/15/08 (4)	231,000	232,296
Duke Energy Corp.:
4.20% due 10/01/08	210,000	204,386
Duquesne Light Holdings, Inc.:
6.25% due 08/15/35	63,000	61,694
Entergy Louisiana LLC:
5.83% due 11/01/10	300,000	298,997
Excelon Corp.:
4.45% due 06/15/10	115,000	110,859
Florida Power & Light Co.:
5.95% due 10/01/33	137,000	143,550
Indianapolis Power & Light Co.:
6.60% due 01/01/34 *	60,000	65,205
Indiantown Cogeneration, LP:
9.26% due 12/15/10	72,179	77,240
Mission Energy Holding Co.:
13.50% due 07/15/08	100,000	115,250
NRG Energy, Inc.:
7.25% due 02/01/14	65,000	66,625
7.38% due 02/01/16	265,000	272,950
Old Dominion Electric Cooperative:
5.68% due 12/01/28	72,833	73,298
Pepco Holding, Inc.:
5.50% due 08/15/07	162,000	162,410
PSEG Power LLC:
7.75% due 04/15/11	55,000	60,472
PSI Energy, Inc.:
6.12% due 10/15/35	120,000	122,697
7.85% due 10/15/07	249,000	258,637
Puget Sound Energy, Inc.:
5.20% due 10/01/15	318,000	310,954
Reliant Resources, Inc.:
9.50% due 07/15/13	125,000	127,500
Southern California Edison Co.:
5.63% due 02/01/36	144,000	142,920
Southern Energy, Inc:
7.90% due 07/15/09 +(7)(8)	175,000	0
Virginia Electric and Power Co.:
4.10% due 12/15/08	227,000	219,359
5.75% due 03/31/06	181,000	181,097

		5,107,138

Utilities - Gas, Distribution - 0.28%

Sempra Energy:
4.62% due 05/17/07	220,000	218,305
Southern California Gas Co.:
5.75% due 11/15/35 #	110,000	112,413

		330,718

Utilities - Gas, Pipeline - 0.32%

NGC Corp. Capital Trust I:
8.32% due 06/01/27	175,000	161,875
Reliant Energy Resources Corp.:
7.75% due 02/15/11	200,000	219,071

		380,946

Total Corporate Bonds
(Cost $36,170,693)		35,906,994

FOREIGN BONDS - 4.80%
Banks - 0.25%

National Westminster Bank PLC:
7.75% due 10/16/07 (5)	92,000	95,327
UOB Cayman, Ltd.:
5.80% due 03/15/16 *(5)	210,000	209,460

		304,787

Broadcasting - 0.50%

British Telecommunications PLC:
8.63% due 12/15/30	250,000	330,291
Telenet Group Holding NV:
11.50% due 06/15/14 *(4)#	329,000	271,836

		602,127

Conglomerates - 0.27%

Tyco International Group SA:
6.75% due 02/15/11	304,000	318,920

Drugs - 0.13%

Elan Finance PLC/ Elan Finance Corp.:
7.75% due 11/15/11	166,000	154,380

Financial Services - 0.95%

FBG Finance, Ltd.:
5.88% due 06/15/35 *	100,000	96,185
HBOS Capital Funding LP:
6.85% due 03/29/49	225,000	226,687
Nationwide Building Society:
2.63% due 01/30/07 *	221,000	216,155
Nell AF SARL:
8.38% due 08/15/15 *#	175,000	175,875
SovRisc BV:
4.63% due 10/31/08 *	215,000	212,992
UFJ Finance Aruba AEC:
6.75% due 07/15/13	195,000	210,013

		1,137,907

Foreign Government Agencies - 0.16%

Government of United Kingdom:
2.25% due 07/08/08 *	197,000	186,503

Insurance - 0.50%

Aegon NV:
1.00% due 07/29/49	280,000	249,200
Fairfax Financial Holdings, Ltd.:
8.25% due 10/01/15	190,000	180,975
Montpelier Re Holdings, Ltd.:
6.13% due 08/15/13	178,000	172,150

		602,325

Leisure & Tourism - 0.13%

Royal Caribbean Cruises, Ltd.:
6.88% due 12/01/13 #	144,000	151,997

Machinery - 0.07%

Atlas Copco AB:
6.50% due 04/01/08 *	81,000	82,942

Metals - 0.25%

Inco, Ltd.:
7.20% due 09/15/32	149,000	164,937
Noranda, Inc.:
8.38% due 02/15/11	126,000	140,428

		305,365

Mining - 0.26%

BHP Billiton Finance:
5.00% due 12/15/10	210,000	208,262
Teck Cominco, Ltd.:
6.13% due 10/01/35	100,000	99,157

		307,419

Oil & Gas - 0.56%

EnCana Corp.:
6.50% due 08/15/34	50,000	55,849
Nexen, Inc.:
5.88% due 03/10/35	222,000	219,497
Talisman Energy, Inc.:
5.85% due 02/01/37	250,000	249,381
Weatherford International, Ltd.:
5.50% due 02/15/16	147,000	147,443

		672,170

Paper/Forest Products - 0.09%

Abitibi-Cons., Inc.:
8.55% due 08/01/10 #	105,000	103,688

Railroads & Equipment - 0.18%

Canadian National Railway Co.:
6.38% due 10/15/11	210,000	221,860

Retail - 0.17%

Jean Coutu Group, Inc.:
8.50% due 08/01/14 #	210,000	200,550

Telecommunications - 0.33%

Telus Corp.:
7.50% due 06/01/07	321,000	329,499
8.00% due 06/01/11	65,000	72,524

		402,023

Total Foreign Bonds
(Cost $5,786,920)		5,754,963

UNITED STATES GOVERNMENT BONDS - 49.06%
Government Agencies - 28.00%

Federal Home Loan Bank:
3.88% due 12/20/06	660,000	654,563
3.90% due 02/25/08	410,000	402,332
4.00% due 01/23/07 #	725,000	719,091
4.00% due 03/10/08 #	80,000	78,624
4.50% due 09/08/08 #	680,000	673,294
Federal Home Loan Mtg. Corp.:
3.63% due 02/15/07	620,000	612,406
4.45% due 03/06/08	40,000	39,612
4.50% due 11/01/18	1,040,312	1,009,503
4.50% due 07/01/19	582,920	565,087
5.00% due 03/01/19	627,069	619,320
5.00% due 07/01/19	650,372	642,336
5.00% due 10/01/33	28,457	27,679
5.00% due 03/01/34	713,831	693,161
5.00% due 06/01/34	620,088	602,132
5.00% due 11/01/35	2,091,075	2,026,797
5.50% due 11/01/18	688,436	691,316
5.50% due 10/01/33	42,619	42,348
5.50% due 02/01/35	1,177,911	1,168,268
6.00% due 10/01/33	869,033	878,505

6.50% due 02/01/33	104,893	107,520
6.50% due December TBA	2,000,000	2,045,624
6.88% due 09/15/10 #	513,000	553,124
7.00% due 11/01/16	98,168	101,255
7.00% due 07/01/32	34,599	35,774
7.50% due 04/01/31	223,514	234,055
8.00% due 01/01/29	17,348	18,557
8.00% due 12/01/29	19,031	20,346
8.00% due 12/01/30	38,799	41,471
8.00% due 01/01/31	359	384
Federal Home Loan Mtg. Corp. Reference Remic, Series R004, Class AL:
5.13% due 12/15/13	513,553	508,669
Federal Home Loan Mtg. Corp. Reference Remic, Series R005, Class AB:
5.50% due 12/15/18	750,000	746,467
Federal National Mtg. Assoc.:
3.00% due 03/02/07	665,000	652,403
3.88% due 02/01/08	595,000	583,920
4.50% due 02/01/18	288,554	281,028
4.50% due 06/01/18	176,123	171,530
5.00% due 08/01/18	179,930	177,875
5.00% due 09/01/18	167,215	165,306
5.00% due 10/01/18	621,567	614,469
5.00% due 03/01/20	341,803	337,577
5.00% due 10/01/33	70,163	68,419
5.00% due 03/01/34	2,168,031	2,110,632
5.00% due 03/01/34	847,299	824,866
5.50% due 10/01/17	233,329	234,576
5.50% due 04/01/33	1,339,335	1,329,708
5.50% due 12/01/33	1,256,484	1,247,584
5.50% due 05/01/34	708,114	703,098
5.50% due 10/01/34	724,224	718,481
6.00% due 03/01/16	3,150	3,212
6.00% due 12/01/16	111,744	113,953
6.00% due 11/01/17	289,453	295,175
6.00% due 12/01/33	957,686	967,487
6.00% due 08/01/34	1,267,534	1,280,308
6.00% due 10/01/34	1,048,553	1,058,642
6.00% due 06/01/35	1,053,188	1,063,156
6.50% due 03/01/17	172,299	177,002
6.50% due 08/01/31	89,092	91,442
6.50% due 07/01/32	572,657	587,511
7.00% due 09/01/31	396,486	410,563
7.50% due 11/01/14	10,581	10,923
7.50% due 08/01/15	2,142	2,246
Government National Mtg. Assoc.:
6.00% due 03/15/29	52,708	53,844
6.00% due 04/15/29	17,274	17,646
6.50% due 07/15/32	166,054	173,180
6.50% due 09/15/32	253,104	263,966
Tennessee Valley Auth.:
4.65% due 06/15/35	201,000	190,613

		33,541,961

Government Obligations - 21.06%
United States Treasury Bonds:
5.38% due 02/15/31 #	6,511,000	7,247,811
6.25% due 08/15/23 #	684,000	808,777
7.13% due 02/15/23 #	886,000	1,133,976
7.25% due 08/15/22 #	244,000	314,407
United States Treasury Notes:
0.88% due 04/15/10 TIPS#(10)	412,832	395,787
2.00% due 01/15/14 TIPS#(10)	305,991	306,182
2.25% due 02/15/07	16,000	15,628
2.25% due 04/30/06 #	3,000,000	2,988,399
3.88% due 09/15/10	72,000	69,798
4.25% due 10/15/10 #	210,000	206,743
4.25% due 08/15/14 #	72,000	70,180
4.25% due 08/15/15 #	3,201,000	3,118,226
4.38% due 12/15/10 #	149,000	147,423
4.50% due 11/15/10 #	105,000	104,450
5.00% due 08/15/11 #	48,000	48,906
6.88% due 05/15/06 #	8,217,000	8,255,521

		25,232,214

Total United States Government Bonds
(Cost $59,293,267)		58,774,175

Total Long-Term Investment Securities - 89.56%
(Cost $108,141,278)		107,297,321

SHORT-TERM INVESTMENTS - 18.25%
Collective Investment Pool – 9.90%
Securities Lending Quality Trust(11)	11,858,954	11,858,954

Commercial Paper - 8.35%
Rabobank USA Financial Corp.:
4.55% due 03/01/06	5,000,000	5,000,000
Societe Generale North American, Inc.:
4.55% due 03/01/06	5,000,000	5,000,000

		10,000,000

Total Short-term Investments
(Cost $21,858,954)		21,858,954

REPURCHASE AGREEMENT - 3.70%

Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $4,433,523 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.00%, due 06/13/08 and having an approximate value of $4,566,259

(Cost $4,433,000)@	4,433,000	4,433,000

Total Investments
(Cost $134,433,232)(16)	111.51%	133,589,275
Liabilities in excess of other assets	(11.51)%	(13,787,842)

NET ASSETS	100.00%	$119,801,433

TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

Pass Through- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

REMIC -	Real Estate Mortgage Investment Conduit

TIPS -	Treasury Inflation Protected Security
#	The security or a portion thereof is out on loan.

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2006, the aggregate value of these securities was $7,712,277 representing 6.44% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	The Security or portion thereof represents collateral for TBA.

(1)	Commercial Mortgage-Backed Security

(2)	Collateralized Mortgage Obligation

(3)	Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of February 28, 2006.

(4)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	Variable rate security - the rate reflected is as of February 28, 2006: maturity date reflects next reset date.

(6)	Security represents an investment in an affiliated company (see Note 3).

(7)	Fair valued security (see Note 1)

(8)	Illiquid security

(9)	Bond in default

(10)	Principal amount of security is adjusted for inflation.

(11)	The security is purchased with the cash collateral received from securities loaned.

(12)	Company has filed for Chapter 11 bankruptcy protection.

(13)	Bond in default subsequent to February 28, 2006.

(14)	Company has filed for Chapter 11 bankruptcy protection subsequent to February 28, 2006.

(15)	Variable rate security – the rate reflected is as of February 28, 2006; maturity date reflects stated maturity date.

(16)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

CORE EQUITY FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.63%
Aerospace/Defense - 5.12%

Boeing Co.	91,400	$6,643,866
Honeywell International, Inc.	173,000	7,084,350
Lockheed Martin Corp.	110,500	8,052,135
United Technologies Corp.	61,300	3,586,050

		25,366,401

Banks - 7.92%

Bank of America Corp.	332,500	15,245,125
North Fork Bancorp., Inc.	75,000	1,915,500
PNC Financial Services Group	35,500	2,497,425
State Street Bank & Trust Co.	76,100	4,754,728
UBS AG	36,600	3,888,018
Wachovia Corp.	102,000	5,719,140
Wells Fargo & Co.	81,000	5,200,200

		39,220,136

Beverages - 2.08%

PepsiCo, Inc.	174,050	10,288,095

Broadcasting - 1.71%

Comcast Corp., Class A+	122,000	3,273,260
Viacom, Inc. Class B+	130,450	5,212,782

		8,486,042

Building Materials - 0.38%

Martin Marietta Materials, Inc.	19,300	1,881,750

Chemical - 0.35%

E.I. du Pont de Nemours and Co.	43,000	1,730,320

Conglomerates - 4.27%

General Electric Co.	449,900	14,788,213
Tyco International, Ltd.	246,000	6,344,340

		21,132,553

Drugs - 6.03%

Abbott Laboratories	80,650	3,563,117
Bristol-Myers Squibb Co.	62,200	1,436,820
Eisai, Ltd. Sponsored ADR	50,600	2,322,540
Eli Lilly & Co.	54,200	3,014,604
Pfizer, Inc.	143,000	3,745,170
Sanofi-Aventis	102,500	4,369,575
Schering-Plough Corp.	257,900	4,771,150
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	158,000	6,634,420

		29,857,396

Electronics/Electrical Equipment - 0.41%

Fisher Scientific International, Inc.+	29,800	2,031,168

Financial Services - 6.35%

Citigroup, Inc.	221,933	10,291,033
E*TRADE Group, Inc.+	102,100	2,611,718
Freddie Mac	86,000	5,795,540
JPMorgan Chase & Co.	173,000	7,117,220
Merrill Lynch & Co., Inc.	72,650	5,609,307

		31,424,818

Foods - 0.51%

Hershey Foods Corp.	49,700	2,542,155

Hospital Management - 0.65%

Omnicare, Inc.	52,700	3,206,795

Hospital Supplies - 4.57%

Becton, Dickinson and Co.	19,000	1,213,150
Cardinal Health, Inc.	65,000	4,719,000
Johnson & Johnson	80,000	4,612,000
Medtronic, Inc.	223,900	12,079,405

		22,623,555

Household Products - 3.50%

Kimberly-Clark Corp.	50,000	2,959,000
Procter & Gamble Co.	240,100	14,389,193

		17,348,193

Information Processing - Hardware - 3.05%

Dell, Inc.+	71,300	2,067,700
EMC Corp.+	224,500	3,147,490
Hewlett-Packard Co.	164,000	5,380,840
International Business Machines Corp.	56,000	4,493,440

		15,089,470

Information Processing - Services - 2.72%

First Data Corp.	176,600	7,969,958
Google, Inc.+	9,200	3,336,104
Yahoo!, Inc.+	67,300	2,157,638

		13,463,700

Information Processing - Software - 4.87%

Adobe Systems, Inc.	49,400	1,907,828
Automatic Data Processing, Inc.	51,200	2,364,928
CA, Inc.	138,000	3,748,080
Microsoft Corp.	597,700	16,078,130

		24,098,966

Insurance - 7.00%

ACE, Ltd.	176,800	9,853,064
Allstate Corp.	192,000	10,517,760
American International Group, Inc. (1)	37,975	2,520,021
Fidelity National Financial, Inc.	20,000	755,200
MetLife, Inc.	59,000	2,957,080
St. Paul Travelers Cos., Inc.	27,221	1,169,959
WellPoint, Inc.+	89,800	6,895,742

		34,668,826

Leisure & Tourism - 1.80%

Carnival Corp.	134,000	6,921,100
Starwood Hotels & Resorts Worldwide, Inc., Class B	31,400	1,993,900

		8,915,000

Machinery - 1.35%

Caterpillar, Inc.	67,000	4,896,360
Rockwell Automation, Inc.	26,000	1,772,420

		6,668,780

Medical - Biomedical/Gene - 1.54%

Amgen, Inc.+	76,600	5,782,534
Genzyme Corp.+	26,400	1,830,576

		7,613,110

Medical Technology - 0.52%

Baxter International, Inc.	68,000	2,573,800

Metals - 1.25%

Alcoa, Inc.	139,000	4,075,480
Rio Tinto PLC	11,300	2,131,632

		6,207,112

Mining - 0.49%

Cameco Corp.	65,400	2,427,648

Multimedia - 2.09%

CBS Corp.	150,750	3,687,345
Time Warner, Inc.	245,400	4,247,874
Walt Disney Co.	86,700	2,426,733

		10,361,952

Oil & Gas - 10.35%

BP, PLC ADR	88,000	5,844,960
ChevronTexaco Corp.	92,976	5,251,284
ConocoPhillips	70,200	4,279,392
ENSCO International, Inc.	65,000	2,904,850
Exxon Mobil Corp.	185,900	11,036,883
GlobalSantaFe Corp.	131,000	7,249,540
Halliburton Co.	64,800	4,406,400
National-Oilwell Varco, Inc.+	27,000	1,643,760
Noble Energy, Inc.	70,900	2,980,636
Schlumberger, Ltd.	49,000	5,635,000

		51,232,705

Pollution Control - 0.55%
Waste Management, Inc.	82,700	2,750,602

Retail - 4.52%
Costco Wholesale Corp.	59,000	3,025,520
Kohl’s Corp.+	118,900	5,720,279
Kroger Co.+	133,500	2,675,340
Lowe’s Cos., Inc.	48,900	3,334,002
Target Corp.	44,100	2,399,040
Wal-Mart Stores, Inc.	114,800	5,207,328

		22,361,509

Savings & Loan - 0.52%

Golden West Financial Corp.	36,500	2,592,595

Schools - 0.23%

Apollo Group, Inc., Class A+	23,000	1,135,740

Semiconductors - 1.29%

Analog Devices, Inc.	71,800	2,738,452
Intel Corp.	178,000	3,666,800

		6,405,252

Telecommunications - 5.04%
Amdocs, Ltd.+	41,000	1,357,920
Cisco Systems, Inc.+	202,850	4,105,684
Corning, Inc.+	174,000	4,247,340
Motorola, Inc.	231,000	4,943,400
QUALCOMM, Inc.	86,000	4,060,060
Sprint Corp.	172,530	4,145,896
Verizon Communications, Inc.	63,000	2,123,100

		24,983,400

Tobacco - 1.09%

Altria Group, Inc.	75,000	5,392,500

Utilities - Communication - 0.75%

AT&T, Inc.	134,000	3,697,060

Utilities - Electric - 2.76%

Dominion Resources, Inc.	30,900	2,320,590
FPL Group, Inc.	103,000	4,318,790
PG&E Corp.	31,600	1,202,380
Pinnacle West Capital Corp.	76,000	3,119,800
Southern Co.	79,000	2,688,370

		13,649,930

Total Long-Term Investment Securities
(Cost $427,912,064)		483,429,034

REPURCHASE AGREEMENT - 1.92%

Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $1,663,196 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,717,696	$1,663,000	1,663,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $7,832,925 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.25%, due 02/15/09 and having an approximate value of $7,989,694	7,832,000	7,832,000

Total Repurchase Agreements
(Cost $9,495,000)		9,495,000

TOTAL INVESTMENTS
(Cost $437,407,064) (2)	99.55%	492,924,034
Other assets less liabilities	0.45%	2,211,845

NET ASSETS	100.00%	$495,135,879

ADR - American Depository Receipt

+	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)(2)
COMMON STOCK - 89.47%
Airlines - 0.88%

Qantas Airways, Ltd.	7,586	$23,007

Apparel & Products - 1.05%

Burberry Group PLC	1,670	13,421
Yue Yuen Industrial Holdings, Ltd.	4,500	13,967

		27,388

Appliances/Furnishings - 1.30%

Electrolux AB	1,220	33,752

Automotive - 2.03%

Bayerische Motoren Werke AG	300	14,422
GKN PLC	4,090	24,363
Valeo SA	350	14,010

		52,795

Banks - 6.89%

Mitsubishi Tokyo Financial Group, Inc.	3	45,903
Nordea Bank AB	1,390	15,719
Royal Bank of Scotland Group PLC	970	32,465
Sumitomo Mitsui Financial Group, Inc.	4	43,530
UniCredito Italiano SpA (Milan)	5,787	42,077

		179,694

Broadcasting - 1.75%

British Sky Broadcasting Group PLC	5,170	45,697

Chemical - 2.24%

Akzo Nobel NV	230	11,668
BASF AG	430	32,419
Lonza Group AG	220	14,268

		58,355

Commercial Services - 1.65%

Accenture, Ltd., Class A	450	14,697
Rentokil Initial PLC	10	27
Securitas AB	830	15,224
Smiths Group PLC	800	13,170

		43,118

Conglomerates - 4.06%

Hutchison Whampoa, Ltd.	4,000	37,904
Siemens AG	430	39,452
Swire Pacific, Ltd.	3,000	28,621

		105,977

Drugs - 5.76%

Celesio AG	100	9,285
GlaxoSmithKline PLC	2,230	56,632
Sanofi-Aventis	550	46,748
Shire PLC	600	9,449
Takeda Pharmaceutical Co., Ltd.	500	27,948

		150,062

Electronics/Electrical Equipment - 9.71%

BYD Co., Ltd.	7,000	13,912
Electrocomponents PLC	3,960	20,023
Gamesa Corp. Tecnologica SA	2,042	35,354
Hitachi, Ltd.	2,000	14,008
Koninklijke Philips Electronics NV	1,380	44,880
Samsung Electronics Co., Ltd.	70	49,059
Sony Corp.	700	32,654
Venture Corp, Ltd.	3,000	24,143
Vestas Wind Systems A/S+	920	19,257

		253,290

Financial Services - 3.10%

Acom Co., Ltd.	230	14,171
Hana Financial Group, Inc.	800	34,018
Kookmin Bank	430	32,690

		80,879

Foods - 2.74%

Compass Group PLC	8,200	31,229
Nestle SA	40	11,756
Unilever NV	410	28,459

		71,444

Freight - 1.29%

Deutsche Post AG	1,290	33,676

Healthcare - 0.87%

Boots Group PLC	1,828	22,711

Household Products - 0.23%

Societe BIC SA	100	6,098

Information Processing - Services - 1.09%

Check Point Software Technologies, Ltd.+	1,340	28,488

Insurance - 7.52%

ACE, Ltd.	740	41,240
ING Groep NV	1,250	46,977
Old Mutual PLC	8,880	29,239
Sompo Japan Insurance, Inc.	3,000	43,459
Swiss Re	105	7,475
XL Capital, Ltd., Class A	410	27,696

		196,086

Leisure & Tourism - 0.25%

Shangri-La Asia, Ltd.	4,000	6,391

Metals - 1.58%

Alumina, Ltd.	3,748	19,228
Companhia Vale do Rio Doce SP ADR	540	21,978

		41,206

Mining - 0.98%

China Shenhua Energy Co., Ltd.+	17,000	25,507

Multimedia - 1.15%

Pearson PLC	2,410	29,981

Oil & Gas - 8.09%

BP PLC	3,810	42,042
Centrica PLC	6,140	31,280
ENI SpA	1,539	44,022
Repsol YPF SA	1,427	39,826
Royal Dutch Shell PLC, Class B (London)	1,710	53,801

		210,971

Paper/Forest Products - 2.65%

Stora Enso Oyj	2,270	32,401
UPM-Kymmene Oyj	1,730	36,715

		69,116

Photography - 0.98%

Fuji Photo Film Co., Ltd.	600	19,339
Konica Minolta Holdings, Inc.	500	6,239

		25,578

Publishing - 2.45%

Reed Elsevier NV	2,650	35,785
VNU NV	870	28,176

		63,961

Railroads & Equipment - 0.44%

MTR Corp.	5,000	11,336

Real Estate - 2.92%

Cheung Kong Holdings, Ltd.	6,000	63,028
Hang Lung Development Co.	6,000	13,196

		76,224

Retail - 0.87%

William Morrison Supermarkets, PLC	6,080	22,740

Telecommunications - 9.40%

China Mobile, Ltd.	2,500	12,104
China Telecom Corp., Ltd.	54,000	19,699
Chunghwa Telecom Co., Ltd ADR	1,640	30,996
France Telecom SA	1,480	32,299
Nippon Telegraph and Telephone Corp.	6	26,070
Philippine Long Distance Telephone Co.	400	13,808
Tele Norte Leste Participacoes SA ADR	1,560	28,907
Telefonica SA	1,284	19,794
Telenor ASA	1,940	20,942
Vodafone Group PLC	21,160	40,437

		245,056

Utilities - Communication - 2.93%

Bce, Inc.	1,400	34,025
Telefonos de Mexico SA de CV ADR	1,890	42,317

		76,342

Utilities - Electric - 0.62%

HongKong Electric Holdings, Ltd.	3,500	16,064

Total Long-Term Investment Securities
(Cost $2,228,407)		2,332,990

SHORT-TERM INVESTMENTS - 11.31%
Time Deposit - 11.31%

Euro Time Deposit with State Street Bank & Trust Co.:
1.50% due 03/01/06	$295,000	295,000

Total Short-term Investments
(Cost $295,000)		295,000

TOTAL INVESTMENTS
(Cost $2,523,407)(1)	100.78%	2,627,990
Liabilities in excess of other assets	(0.78)%	(20,393)

NET ASSETS	100.00%	$2,607,597

ADR - American Depository Receipt

+          Non-income producing security

(1)       See Note 4 for cost of investments on a tax basis.

(2)       A substantial number of the Fund’s holdings were valued using fair value procedures at February 28, 2006. At February 28, 2006, the aggregate value of these securities was $2,357,646 representing 90.5% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

See Notes to Schedule of Investments

The following represents the investment holdings by country of the Foreign Value Fund as a percentage of net assets as of February 28, 2006:

Country	Percent of Net Assets
United Kingdom	19.89%
United States	18.75%
Japan	10.48%
Netherlands	7.51%
Hong Kong	7.23%
Germany	4.96%
Korea	4.44%
France	3.80%
Spain	3.64%
Italy	3.30%
Finland	2.65%
Sweden	2.48%
China	2.27%
Bermuda	2.16%
Australia	1.62%
Canada	1.30%
Switzerland	1.28%
Singapore	0.93%
Norway	0.80%
Denmark	0.74%
Philippines	0.53%

Total Investments	100.78%

GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 99.66%
Aerospace/Defense - 0.95%

L-3 Communications Holdings, Inc.	299	$24,850

Appliances/Furnishings - 0.68%

Whirlpool Corp.	199	17,868

Banks - 15.77%

ABN AMRO Holding NV(3)	1,723	50,183
Bank of America Corp.	869	39,844
Bank of Ireland(3)	530	9,438
Barclays PLC(3)	1,678	19,671
Commerce Bancorp, Inc.	685	22,721
Credit Agricole SA(3)	923	33,709
Credit Suisse Group(3)	641	35,484
Julius Baer Holding AG(3)	185	15,896
KBC Bankverzekeringsholding(3)	284	29,651
Macquarie Bank, Ltd.(3)	786	37,232
Royal Bank of Scotland Group PLC(3)	1,772	59,306
U.S. Bancorp	960	29,674
UniCredito Italiano SpA(3)	4,250	30,901

		413,710

Beverages - 0.79%

InBev NV(3)	446	20,620

Broadcasting - 0.79%

British Sky Broadcasting Group PLC(3)	2,329	20,586

Chemical - 1.90%

Asahi Kasei Corp.(3)	3,000	19,832
BASF AG(3)	397	29,931

		49,763

Commercial Services - 2.93%

Accenture, Ltd., Class A	1,268	41,413
Dai Nippon Printing Co., Ltd.(3)	2,000	35,414

		76,827

Drugs - 6.26%

Astellas Pharma, Inc.(3)	500	19,285
Pfizer, Inc.	2,755	72,154
Roche Holding AG(3)	259	38,261
Serono SA(3)	9	6,379
Watson Pharmaceuticals, Inc.+	941	28,211

		164,290

Electronics/Electrical Equipment - 5.93%

Canon, Inc.(3)	500	31,407
Fanuc, Ltd.(3)	500	42,186
Matsushita Electric Industrial Co., Ltd.	1,000	21,241
Samsung Electronics Co., Ltd. GDR+*	92	32,545
SMC Corp.(3)	200	28,166

		155,545

Financial Services - 5.83%

Bear Stearns Cos., Inc.	44	5,916
Citigroup, Inc.	333	15,441
Countrywide Financial Corp.	1,533	52,858
Fannie Mae	371	20,286
Friedman Billings Ramsey Group, Inc., Class A	600	5,976
Lehman Brothers Holdings, Inc.	259	37,801
Takefuji Corp.(3)	230	14,797

		153,075

Freight - 1.56%

Mitsui & Co., Ltd.(3)	3,000	40,943

Home Builders - 0.80%

NVR, Inc.+	28	21,084

Hospital Management - 0.61%

HCA, Inc.	336	16,094

Hospital Supplies - 4.51%

Becton, Dickinson and Co.(3)	174	11,110
Cardinal Health, Inc.	377	27,370
Johnson & Johnson	1,386	79,903

		118,383

Household Products - 1.74%

Reckitt Benckiser PLC	1,281	45,600

Information Processing - Hardware - 0.44%

Dell, Inc.+	400	11,600

Information Processing - Service - 0.70%

Google, Inc.+	51	18,494

Information Processing - Software - 1.39%

Autodesk, Inc.	289	10,881
Microsoft Corp.	946	25,447

		36,328

Insurance - 5.29%

ACE, Ltd.	536	29,871
Allianz AG(3)	330	53,258
Zurich Financial Services AG+(3)	236	55,743

		138,872

Leisure & Tourism - 3.26%

McDonald’s Corp.	373	13,022
Royal Caribbean Cruises, Ltd.	397	17,492
Sankyo Co., Ltd.(3)	300	18,342
Sega Sammy Holdings, Inc.(3)	900	36,683

		85,539

Medical - Biomedical/Gene - 1.63%

Amgen, Inc.+	567	42,803

Medical Technology - 0.64%

Nobel Biocare Holding AG(3)	46	10,266
Straumann Holding AG(3)	28	6,598

		16,864

Metals - 1.91%

Nucor Corp.	200	17,210
SKF AB(3)	2,266	32,867

		50,077

Mining - 2.08%

Teck Cominco, Ltd., Class B	776	48,515
Xstrata PLC(3)	209	6,099

		54,614

Multimedia - 0.49%

Vivendi Universal SA(3)	423	12,754

Oil & Gas - 13.22%

ChevronTexaco Corp.	813	45,918
Exxon Mobil Corp.	1,278	75,875
Frontier Oil Corp.	519	24,004
Marathon Oil Corp.	941	66,435
Nippon Mining Holdings, Inc.(3)	3,500	26,048
Pride International, Inc.+	1,277	39,549
Tesoro Petroleum Corp.	500	30,205
Valero Energy Corp.	721	38,782

		346,816

Real Estate - 0.72%

Daito Trust Construction Co., Ltd.(3)	400	18,774

Retail - 1.18%

DSG International PLC(3)	3,403	10,257
Hennes & Mauritz AB, Class B(3)	181	6,597
Michaels Stores, Inc.	435	13,963

		30,817

Savings & Loan - 0.65%

Washington Mutual, Inc.	400	17,080

Semiconductors - 3.37%

Chartered Semiconductor Manufacturing, Ltd.+(3)	18,000	14,831
Hynix Semiconductor, Inc.+(3)	440	14,827
Hynix Semiconductor, Inc. GDR+*(2)	194	6,664
Intel Corp.	648	13,349
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	3,988	38,803

		88,474

Telecommunications - 7.27%

China Netcom Group Corp. Hong Kong Ltd.(3)	7,500	13,386
Cisco Systems, Inc.+	3,662	74,119
France Telecom SA(3)	784	17,109
Royal KPN NV(3)	2,611	27,049
Sprint Corp.	1,078	25,904
Vodafone Group PLC(3)	17,311	33,082

		190,649

Tobacco - 1.51%

Altria Group, Inc.	73	5,249
Japan Tobacco, Inc.(3)	2	34,468

		39,717

Utilities - Electric - 2.64%

AES Corp.+	1,035	17,906
Iberdrola SA(3)	646	20,370
PG&E Corp.	817	31,087

		69,363

Total Common Stock
(Cost $2,519,959)		2,608,873

EQUITY CERTIFICATES - 0.22%

Metals - 22%
Usinas Siderurgicas de Minas Gerais S.A. (Cost $4,379) (1)	179	5,872

Total Long - Term Investments Securities

(Cost $2,524,338)(4)	99.66%	2,614,745
Other assets less liabilities	0.34%	8,873

NET ASSETS	100.00%	$2,623,618

ADR-	American Depository Receipt
GDR-	Global Depository Receipt
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2006, the aggregate value of these securities was $39,209 representing 1.49% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair Valued Security (see Note 1)
(2)	Illiquid security
(3)	Security was valued using fair value procedures at February 28, 2006. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(4)	See Note 4 for cost of investments on a tax basis.

The following represents the investment holding held by Global Equity Fund as a percentage of net assets as February 28, 2006:

Country	Percent of Net Assets
United States	49.80%
Japan	14.77%
United Kingdom	7.42%
Switzerland	6.65%
Germany	3.17%
Netherlands	2.94%
France	2.42%
Belgium	1.92%
Canada	1.85%
Bermuda	1.58%
Sweden	1.50%
Australia	1.42%
Italy	1.18%
Korea	0.82%
Spain	0.78%
Singapore	0.57%
Hong Kong	0.51%
Ireland	0.36%

99.66%

Open Forward Foreign Currency Contracts

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Appreciation
*AUD 34,700	USD	25,978	04/19/06	$229
*CHF 145,300	USD	111,950	03/15/06	968
*EUR 223,900	USD	270,651	03/15/06	3,495
*GBP 14,700	USD	25,902	03/15/06	118
GBP 3,700	USD	6,501	06/21/06	4
*SEK 152,500	USD	19,334	03/15/06	57
*USD 45,385	AUD	61,400	04/19/06	178
*USD 152,222	CAD	176,100	04/19/06	2,718
*USD 194,233	EUR	163,300	03/15/06	615
*USD 174,385	GBP	100,400	03/15/06	1,718
USD 6,671	GBP	3,800	06/21/06	1
*USD 52,692	JPY	6,129,600	05/17/06	764
				$10,865

Contract to Deliver	In Exchange For		Delivery Date	Gross Unrealized Appreciation
*AUD 52,600	USD	38,818	04/19/06	$(215)
*CAD 53,200	USD	46,282	04/19/06	(525)
CHF 25,800	USD	19,587	03/15/06	(119)
*EUR 134,800	USD	159,481	03/15/06	(1,361)
EUR 5,600	USD	6,717	06/21/06	(4)
GBP 1,834	USD	3,190	03/02/06	(26)
*GBP 70,200	USD	121,784	03/15/06	(1,348)
*JPY 25,394,600	USD	216,739	05/17/06	(4,727)
NOK 42,300	USD	6,249	03/15/06	(24)
SEK 222,700	USD	27,937	03/15/06	(214)
*USD 94,289	AUD	126,000	04/19/06	(789)
USD 16,631	CAD	18,900	04/19/06	(2)
*USD 38,932	CHF	50,500	03/15/06	(360)
*USD 232,937	EUR	192,400	03/15/06	(3,367)
USD 6,605	EUR	5,500	06/21/06	(4)
*USD 85,961	GBP	48,500	03/15/06	(891)
USD 14,611	NOK	97,700	03/15/06	(122)
*USD 19,651	SEK	149,700	03/15/06	(728)

				$(14,826)

Net Unrealized Appreciation (Depreciation)				$(3,961)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD	- Australian Dollar
GBP	- Bristish Pound
CAD	- Canada Dollar
CHF	- Swiss Franc
EUR	- Euro Dollar
JPY	- Japanese Yen
NOK	- Norwegian Krone
SEK	- Swedish Krona
USD	- United States Dollar

See Notes to Schedule of Investments

GLOBAL STRATEGY FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount (Denominated in USD unless otherwise indicated)	Value (Note 1)
COMMON STOCK - 62.39%
Aerospace/Defense - 1.19%

BAE Systems PLC(2)	4,930	36,303
Rolls Royce Group PLC+(2)	3,420	26,302

		62,605

Automotive - 1.35%

Bayerische Motoren Werke AG(2)	700	33,651
Valeo SA(2)	940	37,628

		71,279

Banks - 5.86%

Banco Santander Central Hispano SA(2)	3,306	48,275
DBS Group Holdings, Ltd.(2)	3,000	30,181
Kookmin Bank ADR+	860	65,145
Lloyds TSB Group PLC(2)	2,530	24,628
Mitsubishi Tokyo Financial Group, Inc.(2)	3	45,903
Nordea Bank AB(2)	3,550	40,101
Sumitomo Mitsui Financial Group, Inc.(2)	5	54,412

		308,645

Broadcasting - 1.95%

British Sky Broadcasting Group PLC(2)	5,260	46,492
DIRECTTV Group Inc.+	3,580	56,421

		102,913

Chemical - 1.13%

Akzo Nobel NV(2)	450	22,828
Dow Chemical Co.	850	36,576

		59,404

Commercial Services - 2.93%

BearingPoint, Inc.+	3,020	26,908
Group 4 Securicor PLC(2)	2,000	6,235
Rentokil Initial PLC(2)	10,670	29,389
Securitas AB(2)	3,160	57,960
Smiths Group PLC(2)	2,050	33,749

		154,241

Conglomerates - 1.00%

Swire Pacific, Ltd.(2)	5,500	52,472

Drugs - 4.46%

Abbott Laboratories	860	37,995
Bristol-Myers Squibb Co.	1,590	36,729
GlaxoSmithKline PLC(2)	2,140	54,346
Pfizer, Inc.	1,310	34,309
Sanofi-Aventis(2)	510	43,349
Takeda Pharmaceutical Co., Ltd.(2)	500	27,948

		234,676

Electronics/Electrical Equipment - 7.19%

Gamesa Corp. Tecnologica SA(2)	2,198	38,055
Hitachi, Ltd.(2)	5,000	35,019
Koninklijke Philips Electronics NV(2)	1,560	50,734
Mabuchi Motor Co., Ltd.(2)	500	25,607
National Grid PLC(2)	2,720	28,618
NEC Corp.(2)	2,000	12,164
Samsung Electronics Co., Ltd.(2)	124	86,904
Sony Corp. Sponsored ADR	1,150	53,912
Venture Corp., Ltd.(2)	2,000	16,095
Vestas Wind Systems A/S+(2)	1,500	31,398

		378,506

Financial Services - 2.08%

Fannie Mae	360	19,685
H & R Block, Inc.	1,350	30,105
JPMorgan Chase & Co.	1,130	46,488
Morgan Stanley	220	13,125

		109,403

Foods - 2.44%

Compass Group PLC(2)	11,960	45,549
Nestle SA(2)	150	44,087
Unilever PLC(2)	3,790	39,116

		128,752

Freight - 0.94%

Deutsche Post AG(2)	1,890	49,340

Healthcare - 0.43%

Boots Group PLC(2)	1,815	22,549

Hospital Management - 0.41%

Tenet Healthcare Corp.+	2,770	21,855

Information Processing - Hardware - 0.37%

Maxtor Corp.+	2,030	19,488

Information Processing - Services - 0.65%

Check Point Software Technologies, Ltd.+	650	13,819
Synopsys, Inc.+	940	20,558

		34,377

Information Processing - Software - 1.20%

BMC Software, Inc.+	2,140	46,802
Microsoft Corp.	600	16,140

		62,942

Insurance - 4.49%

ACE, Ltd.		740	41,240
AXA(2)		1,550	54,812
ING Groep NV(2)		1,550	58,251
Swiss Re(2)		690	49,124
XL Capital, Ltd., Class A		490	33,100

			236,527

Leisure & Tourism - 0.87%

Mattel, Inc.		960	16,176
Nintendo Co., Ltd.(2)		200	29,557

			45,733

Machinery - 0.53%

Atlas Copco AB, Series A(2)		1,130	27,808

Manufacturing - 0.38%

Siemens AG Sponsored ADR		220	20,236

Medical Technology - 0.66%

Boston Scientific Corp.+		1,430	34,921

Metals - 0.39%

Companhia Vale do Rio Doce SP ADR		510	20,757

Multimedia - 1.89%

News Corp., Class A		3,220	52,422
Pearson PLC(2)		2,670	33,215
Time Warner, Inc.		800	13,848

			99,485

Oil & Gas - 4.08%

BP PLC(2)		3,670	40,497
Centrica PLC(2)		3,540	18,035
El Paso Corp.		4,490	58,729
ENI SpA(2)		1,663	47,569
Royal Dutch Shell PLC, Class B (London)(2)		1,590	50,025

			214,855

Paper/Forest Products - 1.93%

Stora Enso Oyj(2)		3,840	54,811
UPM-Kymmene Oyj(2)		2,200	46,689

			101,500

Photography - 0.55%

Fuji Photo Film Co., Ltd.(2)		900	29,009

Publishing - 1.43%

R. R. Donnelley & Sons Co.		750	25,245
Reed Elsevier NV(2)		3,710	50,099

			75,344

Real Estate - 1.40%

Cheung Kong Holdings, Ltd.(2)		7,000	73,533

Retail - 0.80%

Target Corp.		770	41,888

Telecommunications - 4.27%

Avaya, Inc.+		2,670	29,690
Chunghwa Telecom Co. Ltd ADR		1,040	19,656
France Telecom SA		1,340	29,266
Nippon Telegraph & Telephone Corp. ADR		1,430	31,031
SK Telecom Co., Ltd. ADR		1,450	35,018
Telenor ASA(2)		3,140	33,895
Vodafone Group, PLC Sponsored ADR		2,410	46,561

			225,117

Utilities - Communication - 1.59%

Telefonica SA ADR		730	33,740
Telefonos de Mexico SA de CV ADR		2,230	49,930

			83,670

Utilities - Electric - 0.74%

E. ON AG(2)		350	38,732

Water Services - 0.81%

Suez SA(2)		1,170	42,921

Total Common Stock
(Cost $3,105,373)			3,285,483

FOREIGN BONDS - 25.21%
Government Agencies - 25.21%

Egypt Treasury Bill:
8.12% due 02/20/07	EGP	250,000	40,336
Government of Canada:
7.00% due 12/01/06	CAD	10,000	8,996
3.25% due 12/01/06	CAD	175,000	153,203
Government of Malaysia:
3.14% due 12/17/07	MYR	300,000	80,397
Government of Poland:
8.50% due 11/12/06	PLN	150,000	48,688
8.50% due 05/12/07	PLN	245,000	81,160
Government of Singapore:
4.60% due 11/30/06	SGD	150,000	90,541
Inter American Development Bank
9.00% due 01/04/07	ISK	3,000,000	45,995
Kingdom of Norway:
6.75% due 01/15/07	NOK	750,000	114,896
Kingdom of Sweden:
8.00% due 08/15/07	SEK	600,000	81,772
2.04% due 09/20/06	SEK	500,000	62,464

Kreditanstalt Fur Wiederaufbau:
8.25% due 09/20/07	ISK	200,000	3,058
Queensland Treasury Corp.:
6.00% due 10/14/15	AUD	120,000	92,850
Republic of Argentina:
4.88% due 08/03/12 (3)	USD	75,000	61,537
Republic of Austria:
6.25% due 07/15/27	EUR	50,000	81,445
Republic of Finland:
2.75% due 07/04/06	EUR	60,000	71,562
Republic of Indonesia:
10.00% due 10/15/11	IDR	1,200,000,000	119,249
Republic of Philippines:
9.50% due 02/02/30	USD	10,000	11,975
Republic of Slovakia:
5.30% due 05/12/19	SKK	1,500,000	54,447
4.95% due 03/05/08	SKK	700,000	23,070

			1,327,641

Total Foreign Bonds
(Cost $1,301,702)			$1,327,641

COMMERCIAL PAPER - 2.08%
Government Agencies - 2.08%

Bank Of Thailand Bond:
4.37% due 12/07/06	THB	3,700,000	91,553
Kingdom of Denmark:
2.73% due 11/01/06	DK	115,000	18,037

			109,590

Total Commercial Paper
(Cost $104,848)			$109,590

SHORT-TERM INVESTMENTS - 10.01%
Time Deposit - 10.01%

Euro Time Deposit with State Street Bank & Trust Co.:
1.50% due 03/01/06 (cost $527,000)		527,000	527,000

TOTAL INVESTMENTS
(Cost $5,038,923) (1)		99.69%	5,249,714
Other assets less liabilities		0.31%	16,544

NET ASSETS		100.00%	$5,266,258

ADR - American Depository Receipt

+	Non-income producing security
(1)	See Note 4 for cost of investment on a tax basis.
(2)	Security was valued using fair value procedures at February 28, 2006. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(3)	Floating rate Security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2006.

The following represents the investment holding held by Global Strategy Fund as a percentage of net assets as of February 28, 2005:

Country	Percent of Net Assets
United States	32.63%
United Kingdom	10.16%
Japan	5.52%
Sweden	5.13%
Netherlands	3.45%
France	3.39%
Finland	3.29%
Canada	3.08%
Norway	2.83%
Germany	2.75%
Singapore	2.60%
Poland	2.47%
Hong Kong	2.39%
Indonesia	2.26%
Switzerland	1.77%
Australia	1.76%
Thailand	1.74%
Korea	1.65%
Spain	1.64%
Austria	1.55%
Malaysia	1.53%
Slovakia	1.47%
Argentina	1.17%
Denmark	0.94%
Italy	0.90%
Egypt	0.77%
Bermuda	0.63%
Philippines	0.23%

Total Investments	99.69%

See Notes to Schedule of Investments

GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
CORPORATE BONDS - 3.66%
Banks - 3.23%

American Express Centurion Bank:
4.73% due 11/16/09 (2)	$2,000,000	$2,004,070
Suntrust Bank:
5.20% due 01/17/17	2,000,000	1,964,674

		3,968,744

Financial Services - 0.43%

General Electric Capital Corp.:
6.00% due 06/15/12 #	500,000	520,730

Total Corporate Bonds
(Cost $4,547,896)		4,489,474

UNITED STATES GOVERNMENT BONDS - 91.69%
Government Agencies - 59.11%

Federal Home Loan Bank:
3.50% due 05/15/07	4,340,000	4,267,118
3.88% due 12/20/06	4,850,000	4,810,046
3.90% due 02/25/08	1,415,000	1,388,538
4.00% due 03/10/08 #	3,905,000	3,837,854
4.25% due 09/12/08 #	3,840,000	3,779,328
4.50% due 09/08/08 #	4,900,000	4,851,676
5.38% due 02/15/07 #	2,630,000	2,640,207
Federal Home Loan Mtg. Corp.:
3.63% due 02/15/07	3,396,000	3,354,402
4.35% due 06/02/08	4,855,000	4,784,452
4.45% due 03/06/08	4,770,000	4,723,769
4.50% due 09/01/19	1,703,465	1,651,352
4.75% due 01/18/11 #	3,120,000	3,095,736
5.00% due 10/01/34	785,383	762,641
6.00% due 11/01/33	1,130,838	1,143,163
6.50% due 02/01/32	488,399	500,755
6.75% due 03/15/31 #	1,009,000	1,269,726
6.88% due 09/15/10 #	4,186,000	4,513,404
7.50% due 09/01/16	114,156	119,619
8.00% due 02/01/30	11,046	11,806
8.00% due 08/01/30	2,955	3,159
8.00% due 06/01/31	13,981	14,944
8.25% due 04/01/17	101	107
Federal National Mtg. Assoc.:
3.88% due 02/01/08	3,200,000	3,140,410
4.75% due 12/15/10 #	1,588,000	1,575,434
5.00% due 02/01/19	1,118,141	1,105,373
5.25% due 08/01/12 #	2,425,000	2,429,918
5.50% due 12/01/33	559,319	555,357
5.50% due 10/01/34	941,491	934,025
6.00% due 05/15/11 #	4,856,000	5,082,047
6.00% due 06/01/35	438,828	442,982
6.50% due 02/01/17	173,926	178,674
6.50% due 08/01/31	324,763	333,328
6.50% due 07/01/32	981,697	1,007,163
7.00% due 09/01/31	69,465	71,931
7.00% due 09/01/31	137,399	142,278
7.50% due 03/01/32	107,048	112,050
11.50% due 09/01/19	733	798
12.00% due 01/15/16	289	325
12.50% due 09/01/15	503	553
13.00% due 11/15/15	1,925	2,125
14.50% due 11/01/14	432	486
Government National Mtg. Assoc.:
6.00% due 01/15/32	238,358	243,463
6.50% due 08/15/31	361,821	377,211
7.50% due 02/15/29	21,015	22,095
7.50% due 07/15/30	1,486	1,562
7.50% due 01/15/31	15,565	16,355
7.50% due 02/15/31	12,642	13,285
Tennessee Valley Auth.:
4.65% due 06/15/35	3,400,000	3,224,305

		72,537,335

Government Obligations - 32.58%
United States Treasury Bonds:
2.38% due 01/15/25 # TIPS(3)	4,138,636	4,398,918
4.50% due 02/15/36 #	1,243,000	1,242,320
6.25% due 08/15/23 #	2,911,000	3,442,030
6.63% due 02/15/27 #	310,000	389,777
7.25% due 05/15/16 #	2,800,000	3,388,874
7.25% due 08/15/22 #	4,065,000	5,237,976
United States Treasury Bonds Strip:
Zero Coupon due 08/15/24	2,040,000	860,849
United States Treasury Notes:
0.88% due 04/15/10 # TIPS(3)	2,065,202	1,979,932
2.00% due 01/15/14 # TIPS(3)	1,529,954	1,530,910
3.88% due 05/15/10 #	1,000,000	970,938
4.00% due 02/15/14 #	4,100,000	3,931,834
4.00% due 02/15/15 #	3,500,000	3,347,967
4.13% due 05/15/15 #	6,800,000	6,564,394
4.88% due 02/15/12 #	2,650,000	2,685,714

		39,972,433

Total United States Government Bonds
(Cost $114,089,709)		112,509,768

Total Long-Term Investment Securities
(Cost $118,637,605)		116,999,242

SHORT-TERM INVESTMENT SECURITIES - 20.86%
Collective Investment Pool - 17.84%

Securities Lending Quality Trust (1)	21,896,851	21,896,851

Government Agencies - 3.02%

Federal National Mtg. Assc. Disc. Notes:
4.35% due 03/01/06	3,701,000	3,701,000

Total Short-Term Investment Securities
(Cost $25,597,851)		25,597,851

REPURCHASE AGREEMENT - 0.86%

Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $1,055,125 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.00%, due 06/13/08 and having an approximate value of $1,089,787 (Cost $1,055,000)	1,055,000	1,055,000

TOTAL INVESTMENTS
(Cost $145,290,456) (4)	117.07%	143,652,093
Other assets less liabilities	(17.07)%	(20,946,090)

NET ASSETS —	100.00%	$122,706,003

TIPS - Treasury Inflation Protected Security

#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	Floating rate security where the rate fluctuates. The rate moves up and down for each reset date.

The rate reflected is as of February 28, 2006.

(3)	Principal amount of security is adjusted for inflation.
(4)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.35%
Advertising - 1.28%

Omnicom Group, Inc.	24,400	$1,947,608

Aerospace/Defense - 4.89%

Alliant Techsystems, Inc.+#	32,200	2,460,724
L-3 Communications Holdings, Inc.	32,100	2,667,831
United Technologies Corp.	39,100	2,287,350

		7,415,905

Apparel & Products - 1.55%

Nike, Inc., Class B	27,000	2,343,060

Banks - 5.93%

Bank of America Corp.	68,300	3,131,555
Wachovia Corp.	57,900	3,246,453
Wells Fargo & Co.	40,600	2,606,520

		8,984,528

Beverages - 3.21%

Diageo PLC Sponsored ADR#	40,600	2,505,020
PepsiCo, Inc.	39,900	2,358,489

		4,863,509

Broadcasting - 2.47%

Comcast Corp., Class A+	55,600	1,491,748
Viacom, Inc. Class B+	56,300	2,249,748

		3,741,496

Chemical - 1.02%

Dow Chemical Co.	36,000	1,549,080

Conglomerates - 4.43%

General Electric Co.	130,200	4,279,674
ITT Industries, Inc.	46,200	2,425,500

		6,705,174

Drugs - 5.35%

Abbott Laboratories	36,800	1,625,824
Merck & Co., Inc.	47,200	1,645,392
Pfizer, Inc.	92,700	2,427,813
Wyeth	48,200	2,400,360

		8,099,389

Electronics/Electrical Equipment - 1.51%

Ametek, Inc.	53,400	2,287,656

Financial Services - 11.74%

American Express Co.	52,700	2,839,476
Bear Stearns Cos., Inc.	19,500	2,621,580
Capital One Financial Corp.	30,300	2,654,280
Citigroup, Inc.	64,800	3,004,776
Goldman Sachs Group, Inc.	12,100	1,709,609
JPMorgan Chase & Co.	57,600	2,369,664
Merrill Lynch & Co., Inc.	33,400	2,578,814

		17,778,199

Hospital Supplies - 3.37%

Johnson & Johnson	51,300	2,957,445
Medtronic, Inc.	39,800	2,147,210

		5,104,655

Household Products - 2.20%

Procter & Gamble Co.	55,600	3,332,108

Information Processing - Hardware - 2.61%

Hewlett-Packard Co.	51,700	1,696,277
International Business Machines Corp.	28,100	2,254,744
Seagate Technology, Inc.(1)(5)	10,000	0

		3,951,021

Information Processing - Software - 2.52%

Microsoft Corp.	141,900	3,817,110

Insurance - 5.50%

Aetna, Inc.	30,400	1,550,400
Allstate Corp.	41,700	2,284,326
Chubb Corp.	23,500	2,250,125
WellPoint, Inc.+	29,300	2,249,947

		8,334,798

Machinery - 1.81%

Dover Corp.	57,100	2,737,374

Medical - Biomedical/Gene - 1.45%

Amgen, Inc.+	29,200	2,204,308

Metals - 0.99%

Alcoa, Inc.	51,000	1,495,320

Multimedia - 1.10%

Walt Disney Co.	59,300	1,659,807

Oil & Gas - 9.28%

Anadarko Petroleum Corp.	17,500	1,735,300
Apache Corp.	22,200	1,485,624
ChevronTexaco Corp.	43,000	2,428,640
ConocoPhillips	24,800	1,511,808
Exxon Mobil Corp.	79,300	4,708,041
Schlumberger, Ltd.	19,000	2,185,000

		14,054,413

Retail - 5.76%

Gap, Inc.	127,500	2,363,850
Home Depot, Inc.	38,700	1,631,205
Kohl’s Corp.+	33,900	1,630,929
Urban Outfitters, Inc.+	57,900	1,626,990
Wal-Mart Stores, Inc.	32,400	1,469,664

		8,722,638

Semiconductors - 3.83%

Applied Materials, Inc.	102,200	1,874,348
Intel Corp.	118,900	2,449,340
Texas Instruments, Inc.	49,800	1,486,530

		5,810,218

Telecommunications - 7.71%

Cisco Systems, Inc.+	175,900	3,560,216
Nokia Oyj Sponsored ADR	120,100	2,231,458
QUALCOMM, Inc.	38,500	1,817,585
Sprint Corp.	98,600	2,369,358
Verizon Communications, Inc.	50,600	1,705,220

		11,683,837

Tobacco - 1.44%

Altria Group, Inc.	30,400	2,185,760

Utilities - Communication - 1.90%

AT&T, Inc.	104,300	2,877,637

Utilities - Electric - 2.50%

FPL Group, Inc.	55,000	2,306,150
Southern Co.	43,600	1,483,708

		3,789,858

Total Long-Term Investment Securities (Cost $138,197,135)		147,476,466

SHORT-TERM INVESTMENT SECURITIES - 2.07% Collective Investment Pool - 2.07%

Securities Lending Quality Trust(2) (Cost $3,130,306)	3,130,306	3,130,306

REPURCHASE AGREEMENTS - 1.55%

State Street Bank & Trust Co., Joint Repurchase Agreement(4)	$340,000	340,000
UBS Warburg LLC, Joint Repurchase Agreement(4)	2,000,000	2,000,000

Total Repurchase Agreements (Cost $2,340,000)		2,340,000

TOTAL INVESTMENTS
(Cost $143,667,441)(3)	100.97%	152,946,772
Liabilities in excess of other assets	(0.97)%	(1,462,603)

NET ASSETS	100.00%	$151,484,169

ADR	- American Depository Receipt
+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security (see Note 1)
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	See Note 2 for details of Joint Repurchase Agreement.
(5)	Illiquid security

See Notes to Schedule of Investments

HEALTH SCIENCES FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.54%
Chemical - 2.24%

Monsanto Co.(4)	21,200	$1,778,256
Solvay SA(6)	9,600	1,062,370
Symyx Technologies, Inc.+	56,200	1,629,800

		4,470,426

Commercial Services - 0.18%

Healthspring, Inc.+	15,200	358,720

Drugs - 25.80%

Abbott Laboratories	12,100	534,578
Advanced Life Sciences Holdings, Inc.+	30,500	106,750
Alkermes, Inc.+(4)	113,400	2,881,494
Allergan, Inc.(4)	6,100	660,386
American Pharmaceutical Partners, Inc.+	3,100	93,744
Array Biopharma, Inc.+	42,700	386,435
Astellas Pharma, Inc.(6)	42,000	1,619,976
Barr Pharmaceuticals, Inc.+(4)	7,200	483,696
Cardiome Pharma Corp.+	11,200	133,616
Caremark Rx, Inc.+(4)	38,800	1,930,300
Cephalon, Inc.+(4)	98,300	7,812,884
Chugai Pharmaceutical Co., Ltd.(6)	15,000	275,313
Combinatorx, Inc.	17,100	223,497
Cubist Pharmaceuticals, Inc.+	92,700	2,049,597
DUSA Pharmaceuticals, Inc.+	6,600	47,850
Dynavax Technologies Corp.+	6,200	37,448
Elan Corp. PLC Sponsored ADR+(4)	189,900	2,411,730
Eli Lilly & Co.(4)	31,700	1,763,154
Endo Pharmaceuticals Holdings, Inc.+	2,700	85,104
Forest Laboratories, Inc.+(4)	8,800	403,920
GlaxoSmithkline Phamaceutical, Ltd.(6)	14,000	415,863
GW Pharmaceuticals PLC+(6)	42,300	84,501
H. Lundbeck AS(6)	11,800	243,095
Idenix Pharmaceuticals, Inc.+	12,300	251,781
Indevus Pharmaceuticals, Inc.+	33,400	201,736
Medicis Pharmaceutical Corp., Class A	8,800	250,272
Novartis AG - ADR	37,000	1,970,250
Novo-Nordisk AS(6)	6,000	352,696
OSI Pharmaceuticals, Inc.+(4)	83,496	2,711,950
Penwest Pharmaceuticals Co.+	7,400	172,050
Pfizer, Inc.(4)	72,660	1,902,965
Pharmion Corp.+	5,900	97,468
Rigel Pharmaceuticals, Inc.+	31,400	298,300
Roche Holding AG(6)	18,400	2,718,171
Sanofi-Aventis(6)	14,300	1,215,461
Schering-Plough Corp.(4)	57,200	1,058,200
Schwarz Pharma AG(6)	17,500	1,107,827
Sepracor, Inc.+(4)	97,300	5,576,263
Shire Pharmaceuticals Group PLC Sponsored ADR	20,600	980,148
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	12,882	540,915
Towa Pharmaceutical Co., Ltd.(6)	11,700	241,190
Valeant Pharmaceuticals International(4)	30,200	538,164
ViroPharma, Inc.+	48,700	942,345
Wyeth(4)	72,782	3,624,544

		51,437,627

Financial Services - 0.11%

Pharmaceutical HOLDRs Trust	3,100	221,960

Healthcare - 9.42%

Community Health Systems, Inc.+(4)	79,500	3,014,640
Covance, Inc.+	9,500	536,275
Dade Behring Holdings, Inc.	40,000	1,459,200
DaVita, Inc.+(4)	50,600	2,954,534
Edwards Lifesciences Corp.+	23,900	988,265
Fresenius AG(6)	4,500	704,362
HealthExtras, Inc.+	11,900	368,424
HEALTHSOUTH Corp.+	74,200	362,096
Healthways, Inc.+	11,600	505,180
Kinetic Concepts, Inc.+(4)	28,030	1,039,913
Medco Health Solutions, Inc.+(4)	26,900	1,498,868
National Medical Health Card Systems, Inc.+	12,100	366,025
Nighthawk Radiology Holdings, Inc.+	2,100	49,707
Patterson Cos., Inc.+(4)	29,800	1,073,992
Phonak Holding AG(6)	17,900	864,526
ResMed, Inc.+(4)	44,400	1,802,196
Respironics, Inc.+	10,300	374,508
Symbion, Inc.+	24,500	577,710
VistaCare, Inc., Class A+	18,000	243,900

		18,784,321

Hospital Management - 1.57%

LifePoint Hospitals, Inc.+(4)	32,500	1,009,450
Triad Hospitals, Inc.+(4)	49,300	2,122,858

		3,132,308

Hospital Supplies - 5.54%

Altus Pharmaceuticals, Inc.+	21,000	441,000
Cardinal Health, Inc.(4)	39,200	2,845,920
CR Bard, Inc.	13,000	851,370
Fresenius Medical Care AG(6)	3,000	322,429
Henry Schein, Inc.+	15,000	699,750
Johnson & Johnson(4)	24,600	1,418,190
Medtronic, Inc.(4)	23,300	1,257,035
NMT Medical, Inc.+	12,300	292,740
St. Jude Medical, Inc.+(4)	38,700	1,764,720
Stryker Corp.(4)	25,000	1,155,500

		11,048,654

Information Processing - Services - 0.07%

WebMD Health Corp.+	3,500	130,060

Information Processing - Software - 0.11%

Allscripts Heathcare Solutions, Inc.+	12,000	225,000

Insurance - 11.34%

Aetna, Inc.	26,400	1,346,400
AMERIGROUP Corp.+	38,800	829,932
Assurant, Inc.	20,300	921,620
CIGNA Corp.(4)	26,300	3,228,325
Coventry Health Care, Inc.+(4)	12,150	724,383
Humana, Inc.+(4)	22,200	1,147,074
UnitedHealth Group, Inc.(4)	151,100	8,798,553
WellPoint, Inc.+	73,200	5,621,028

		22,617,315

Medical - Biomedical/Gene - 18.40%

Affymetrix, Inc.+	10,700	379,957
Alexion Pharmaceuticals, Inc.+(4)	47,800	1,796,324
Amgen, Inc.+(4)	80,200	6,054,298
Biocryst Pharmaceuticals, Inc.+	71,700	1,426,113
Biogen Idec, Inc.+(4)	37,400	1,767,150
BioSphere, Inc.+	77,600	589,760
Celgene Corp.+(4)	42,400	1,611,200
Cell Genesys, Inc.+	35,300	248,512
Decode Genetics, Inc.+	63,600	599,112
Encysive Pharmaceuticals, Inc.+	85,800	780,780
Exelixis, Inc.+	84,500	917,670
Genentech, Inc.+(4)	84,400	7,232,236
Genmab AS+(6)	38,100	1,103,088
Human Genome Sciences, Inc.+	30,200	378,104
Inhibitex, Inc.	14,000	113,680
Invitrogen Corp.+(4)	8,700	617,091
Keryx Biopharmaceuticals, Inc.+	29,700	506,682
Kosan Biosciences, Inc.+	24,700	121,277
MedImmune, Inc.+	36,500	1,331,885
Momenta Pharmaceuticals, Inc.+	21,300	507,792
Monogram Biosciences, Inc.+	11,500	22,885
Myogen, Inc.+(4)	53,600	2,031,440
Myriad Genetics, Inc.+	11,900	305,592
Panacos Pharmaceuticals, Inc.+	24,700	179,816
PDL BioPharma, Inc.+	83,400	2,611,254
Tercica, Inc.+	5,500	42,405
Vertex Pharmaceuticals, Inc.+(4)	78,694	3,402,728

		36,678,831

Medical Technology - 8.62%

Andrx Corp.+	30,600	599,760
Aspect Medical Systems, Inc.+	18,200	487,578
Baxter International, Inc.	17,600	666,160
Biomet, Inc.	20,100	731,640
Boston Scientific Corp.+(4)	66,000	1,611,720
Charles River Laboratories International, Inc.+	8,100	391,635
Conor Medsystems, Inc.+	17,900	460,925
CryoLife, Inc.+	18,300	81,435
Digene Corp.+	6,100	252,906
Endologix, Inc.+	39,900	194,712
Gen-Probe, Inc.+	30,200	1,508,792
Hologic, Inc.+(4)	17,200	822,676
Immucor Corp.+(4)	42,100	1,255,422
Incyte Genomics, Inc.+	150,200	883,176
Integra LifeSciences Corp.+	3,100	123,504
InterMune, Inc.+	11,800	224,908
LCA-Vision, Inc.(4)	5,800	252,880
Martek Biosciences Corp.+(4)	39,500	1,346,160
Nektar Therapeutics+(4)	18,300	382,653
Nobel Biocare Holding AG(6)	2,700	602,558
Noven Pharmaceuticals, Inc.+	6,400	96,448
OraSure Technologies, Inc.+	14,100	134,232
Qiagen NV+	54,000	805,140
Quest Diagnostics, Inc.	30,700	1,623,109
Regeneration Technologies, Inc.+	4,900	36,015
Serologicals Corp.+	6,100	147,559
Stereotaxis, Inc.+	14,300	189,189
Zimmer Holdings, Inc.+(4)	18,300	1,265,994

		17,178,886

Optical Instruments & Lenses - 0.69%

Alcon, Inc.(4)	12,000	1,381,920

Real Estate Investment Trusts - 0.14%

Ventas, Inc.	9,300	288,300

Retail - 0.07%

Walgreen Co.	3,000	134,580

Retirement/Aged Care - 0.26%

Sunrise Senior Living, Inc.+	14,900	528,354

Therapeutics - 14.98%

Amylin Pharmaceuticals, Inc.+(4)	60,000	2,602,800
AtheroGenics, Inc.+	24,100	388,492
BioMarin Pharmaceutical, Inc.+	15,500	202,740
CV Therapeutics, Inc.+	32,700	879,957
Discovery Laboratories, Inc.+	9,700	73,623
DOV Pharmaceutical, Inc.+	24,000	462,000
Favrille, Inc.+	12,400	69,564
Gilead Sciences, Inc.+(4)	158,200	9,851,114
ImClone Systems, Inc.+(4)	101,400	3,892,746
Inspire Phamaceuticals, Inc.+	16,600	83,830
Mannkind Corp.+	27,300	472,017
Medarex, Inc.+	3,600	53,136
Medicines Co.+(4)	107,600	2,193,964
MGI Pharma, Inc.+(4)	72,200	1,272,886
NeoRx Corp.+	18,100	24,299
Neurocrine Biosciences, Inc.+(4)	36,100	2,368,521

NPS Pharmaceuticals, Inc.+(4)	67,000	1,027,780
Onyx Pharmaceuticals, Inc.+(4)	24,400	695,400
Theravance, Inc.+	58,200	1,633,092
Trimeris, Inc.+	89,200	1,118,568
United Therapeutics Corp.+(4)	3,000	184,920
Vion Pharmaceuticals, Inc.+	130,500	313,200

		29,864,649

Total Common Stock
(Cost $163,925,505)		198,481,911

PREFERRED STOCK - 0.01%
Therapeutics - 0.01%

NeoRx Corp.(2)(3)
(Cost $50,000)	5	14,688

WARRANTS - 0.05%
Medical - Biomedical/Gene - 0.04%

Myogen, Inc.
Expires 9/09/09 (Strike price $7.80)+(3)	2,460	74,046

Therapeutics - 0.01%

Mannkind Corp.
Expires 08/05/10 (Strike price $12.23)+(3)	15,000	15,186
NeoRx Corp.
Expires 01/31/11 (Strike price $0.77)+(2)(3)(7)	5,994	2,627
NeoRx Corp.
Expires 12/03/08 (Strike price $6.00)+(2)(3)	2,000	0

		17,813

Total Warrants
(Cost $683)		91,859

CONVERTIBLE PROMISSORY NOTE - .01%
Therapeutics - 0.01%
NeoRx Corp.(2)(3)(7)
(Cost $8,391)	8,391	14,484

Total Long-Term Investment Securities
(Cost $163,984,579)		198,602,942

SHORT-TERM INVESTMENT SECURITIES - 1.48%
Registered Investment Companies - 1.48%

T. Rowe Price Reserve Investment Fund (5)
(Cost $2,952,047)	2,952,047	2,952,048

TOTAL INVESTMENTS
(Cost $166,936,626)(1)	101.09%	201,554,990
Liabilities in excess of other assets	(1.09)%	(2,166,139)

NET ASSETS	100.00%	$199,388,851

ADR - American Depository Receipt

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Fair valued security (see Note 1)
(3)	Illiquid security
(4)	A portion of this security is subject to options written.
(5)	The security or a portion thereof represents collateral for uncovered written options.
(6)	Security was valued using fair value procedures at February 28, 2006. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(7)	To the extent permitted by Statement of Additional Information, the Health Science Fund may restricted securities. These restricted securities is valued pursuant to Note 1. Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally : greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the ability of a Fund to sell a security at a fair price and may substantially delay the sale of a security. In addition, these securities may exhibit greater price violability than securities for which a secondary markets exist. As of February 28, 2006, the Health Science Fund held the following restricted securities:

Name	Acquisition Date	Shares/ Value	Acquisition Cost	Market Value	Market Value as a % of Net Assets
NeoRx Corp. (Promissory Note)	2/1/2006	8,391	$8,391	$14,484	0.01%
NeoRx Corp. (Warrant)
Expires 01/31/11; Strike price $0.77	2/1/2006	5,994	8,391	2,627	0.00%

				$17,111	0.01%

HEALTH SCIENCES FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

Open call option contracts written at February 28, 2006 for the Health Sciences Fund were as follows:

Issue	` Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at February 28, 2006	Unrealized Appreciation (Depreciation)
Alkermes, Inc.	May-06	$30.00	40	$6,307	$4,000	$2,307
Alkermes, Inc.	Aug-06	25.00	61	12,062	24,400	(12,338)
Allergan, Inc.	Apr-06	120.00	22	4,865	1,100	3,765
Amgen, Inc.	Apr-06	80.00	93	13,206	9,300	3,906
Amgen, Inc.	Apr-06	85.00	212	33,067	5,300	27,767
Amgen, Inc.	Jul-06	85.00	89	21,827	12,905	8,922
Amgen, Inc.	Jul-06	90.00	91	20,763	5,915	14,848
Amylin Pharamceuticals, Inc.	Jul-06	45.00	60	17,280	28,200	(10,920)
Amylin Pharamceuticals, Inc.	Jul-06	50.00	142	41,429	39,760	1,669
Amylin Pharamceuticals, Inc.	Jul-06	55.00	125	21,369	20,000	1,369
Amylin Pharamceuticals, Inc.	Jan-07	60.00	94	26,889	30,080	(3,191)
Biogen Idec, Inc.	Jul-06	55.00	46	9,062	8,970	92
Biogen Idec, Inc.	Jan-07	55.00	60	24,419	24,419	—
Boston Scientific Corp.	Jan-07	30.00	50	5,600	6,000	(400)
Celgene Corp.	Jul-06	37.50	188	30,301	86,480	(56,179)
Cephalon, Inc.	May-06	80.00	181	56,224	108,600	(52,376)
Cephalon, Inc.	May-06	90.00	91	15,735	20,020	(4,285)
Cephalon, Inc.	Aug-06	85.00	89	30,882	56,070	(25,188)
DaVita, Inc.	Apr-06	55.00	47	8,678	20,680	(12,002)
DaVita, Inc.	Jul-06	55.00	30	6,308	18,300	(11,992)
DaVita, Inc.	Jul-06	60.00	60	10,620	19,200	(8,580)
Elan Corp. PLC	Jul-06	17.50	123	15,200	15,200	—
Elan PLC	Apr-06	15.00	92	16,283	11,500	4,783
Eli Lilly & Co.	Jul-06	50.00	30	3,510	3,150	360
Genentech, Inc.	Jun-06	95.00	30	12,391	7,500	4,891
Genentech, Inc.	Jun-06	105.00	60	22,919	4,800	18,119
Genentech, Inc.	Sep-06	100.00	30	10,233	9,600	633
Gilead Sciences, Inc.	Aug-06	65.00	120	33,239	63,600	(30,361)
Gilead Sciences, Inc.	Jan-07	70.00	120	45,795	76,800	(31,005)
Hologic, Inc.	May-06	35.00	46	10,574	60,260	(49,686)
ImClone Systems, Inc.	May-06	35.00	122	30,804	68,320	(37,516)
ImClone Systems, Inc.	May-06	40.00	122	15,623	31,110	(15,487)
Immucor Corp.	Mar-06	30.00	19	3,502	2,280	1,222
Immucor Corp.	Jun-06	30.00	30	4,319	9,000	(4,681)
Johnson & Johnson	Jan-07	65.00	123	36,529	19,065	17,464
Kinetic Concepts, Inc.	Jun-06	45.00	118	32,957	8,850	24,107
Martek BioSciences Corp.	Mar-06	30.00	88	9,168	42,240	(33,072)
Medtronic, Inc.	May-06	60.00	60	7,620	1,200	6,420
Medtronic, Inc.	Aug-06	60.00	61	13,847	4,880	8,967
Medtronic, Inc.	Aug-06	65.00	90	9,377	1,800	7,577
MGI Pharma, Inc.	Apr-06	22.50	90	9,265	1,800	7,465
Monsanto Co.	Apr-06	90.00	30	4,710	4,800	(90)
Myogen, Inc.	Jun-06	40.00	61	6,644	28,060	(21,416)
Neurocrine Biosciences, Inc.	May-06	70.00	48	21,205	20,640	565
Neurocrine Biosciences, Inc.	May-06	80.00	15	2,320	2,100	220
NPS Pharmaceuticals, Inc.	May-06	15.00	117	21,922	25,740	(3,818)
Onyx Pharmaceuticals, Inc.	Jan-07	40.00	61	21,089	18,910	2,179
Pfizer, Inc.	Mar-06	25.00	121	10,103	16,335	(6,232)
Pfizer, Inc.	Jan-07	27.50	91	10,419	15,925	(5,506)
Protein Design Labs, Inc.	Aug-06	40.00	31	3,349	2,480	869
Resmed, Inc.	Jul-06	45.00	61	7,872	7,930	(58)
Schering-Plough Corp.	Aug-06	22.50	127	12,318	2,540	9,778
Sepracor, Inc.	Apr-06	65.00	60	8,220	4,200	4,020
Sepracor, Inc.	Apr-06	70.00	120	18,560	3,000	15,560
Sepracor, Inc.	Jul-06	65.00	60	14,247	15,000	(753)
Sepracor, Inc.	Jul-06	70.00	179	20,863	23,270	(2,407)
St Jude Medical, Inc.	Apr-06	50.00	238	61,754	17,850	43,904
St Jude Medical, Inc.	Apr-06	55.00	30	3,660	750	2,910
St Jude Medical, Inc.	Jul-06	55.00	89	14,418	6,675	7,743
St Jude Medical, Inc.	Jan-07	55.00	30	10,110	6,000	4,110

Stryker Corp.	Mar-06	50.00	49	5,599	490	5,109
Stryker Corp.	Jun-06	50.00	31	7,502	4,495	3,007
Stryker Corp.	Sep-06	55.00	124	26,522	13,640	12,882
Triad Hospitals, Inc.	Aug-06	50.00	45	4,213	4,275	(62)
United Therapeutics Corp.	May-06	90.00	30	13,764	600	13,164
Vertex Pharmaceuticals, Inc.	Jul-06	40.00	46	15,796	36,340	(20,544)
Wyeth	Jul-06	50.00	61	9,431	14,945	(5,514)
Zimmer Holdings, Inc.	Jun-06	70.00	41	16,501	7,995	8,506

			5,441	$1,133,159	$1,297,639	$(164,480)

Open put option contracts written at February 28, 2006 for the Health Sciences Fund were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at February 28, 2006	Unrealized Appreciation (Depreciation)
Advanced Med Optics, Inc.	Jan-07	$50.00	36	$26,171	$25,200	$971
Alcon, Inc.	Aug-06	140.00	46	87,640	117,760	(30,120)
Alcon, Inc.	Jan-07	140.00	34	84,811	90,440	(5,628)
Alexion Pharmaceuticals, Inc.	Jan-07	35.00	57	34,195	27,930	6,265
Alexion Pharmaceuticals, Inc.	Jan-07	40.00	55	55,124	39,600	15,524
Allergan, Inc.	Apr-06	110.00	28	19,203	12,040	7,163
Allergan, Inc.	Jan-07	105.00	30	32,909	22,200	10,709
Allergan, Inc.	Jan-07	120.00	28	34,475	43,120	(8,645)
Amgen, Inc.	Apr-06	75.00	12	4,884	2,640	2,244
Amgen, Inc.	Jul-06	70.00	31	10,317	6,045	4,272
Amgen, Inc.	Jan-07	70.00	31	16,273	11,470	4,803
Amylin Pharmaceuticals, Inc.	Jul-06	40.00	18	7,506	6,120	1,386
Amylin Pharmaceuticals, Inc.	Jul-06	45.00	18	10,026	10,260	(234)
Amylin Pharmaceuticals, Inc.	Jan-07	35.00	36	20,231	13,320	6,911
Amylin Pharmaceuticals, Inc.	Jan-07	45.00	15	11,505	11,505	—
Barr Pharmaceuticals, Inc.	Aug-06	65.00	38	24,585	13,300	11,285
Boston Scientific Corp.	Jan-07	25.00	67	24,638	17,420	7,218
Boston Scientific Corp.	Jan-07	30.00	30	17,364	18,000	(636)
Cardinal Health, Inc.	Jan-07	75.00	78	58,084	45,240	12,844
Caremark Rx, Inc.	Jan-07	55.00	47	32,528	31,490	1,038
Celgene Corp.	Jul-06	35.00	120	64,514	29,400	35,114
Cephalon, Inc.	May-06	70.00	36	18,251	8,460	9,791
Cephalon, Inc.	Aug-06	70.00	15	8,655	5,850	2,805
Cephalon, Inc.	Jan-07	60.00	42	32,788	11,340	21,448
Cephalon, Inc.	Jan-07	75.00	47	45,086	31,490	13,596
CIGNA Corp.	Jul-06	125.00	19	27,492	14,060	13,432
Community Health System, Inc.	Jan-07	40.00	2	994	820	174
Coventry Health Care, Inc.	Jan-07	65.00	55	50,803	43,450	7,353
DaVita, Inc.	Apr-06	55.00	36	13,991	2,160	11,831
DaVita, Inc.	Jul-06	55.00	30	13,393	5,100	8,293
DaVita, Inc.	Jul-06	60.00	36	21,285	14,040	7,245
Forest Laboratories, Inc.	Jan-07	50.00	62	32,448	40,300	(7,852)
Genentech, Inc.	Jun-06	90.00	42	32,487	30,660	1827
Genzyme Corp.	Jan-07	80.00	36	38,697	44,640	(5,943)
Gilead Sciences, Inc.	Aug-06	60.00	48	23,375	20,640	2,735
Gilead Sciences, Inc.	Jan-07	60.00	36	22,991	22,320	671
Guidant Corp.	Jul-06	80.00	108	50,993	50,760	233
Guidant Corp.	Jan-07	60.00	18	11,466	1,980	9,486
Hologic, Inc.	Mar-06	40.00	34	10,098	680	9,418
Hologic, Inc.	Mar-06	45.00	11	2,324	935	1,389
Hologic, Inc.	Sep-06	45.00	8	4,411	4,000	411
Humana, Inc.	Aug-06	60.00	67	49,047	62,980	(13,933)
ImClone Systems, Inc.	May-06	35.00	61	31,254	10,980	20,274
Immucor Corp.	Mar-06	22.50	18	4,544	360	4,184
Immucor Corp.	Jun-06	22.50	30	6,468	1,650	4,818
Invitrogen Corp.	May-06	65.00	60	32,243	9,300	22,943
Invitrogen Corp.	Jan-07	70.00	36	28,788	20,880	7,908
Invitrogen Corp.	Jan-07	75.00	41	37,296	33,210	4,086
Johnson & Johnson	Jan-07	60.00	37	13,948	15,910	(1,961)
Johnson & Johnson	Jan-07	65.00	31	16,336	23,870	(7,534)
Kinetics Concepts, Inc.	Jun-06	40.00	65	34,443	29,250	5,193
LCA-Vision, Inc.	Sep-06	50.00	42	30,294	37,380	(7,086)
Lifepoint Hospitals, Inc.	Aug-06	35.00	28	12,796	13,720	(924)
Medco Health Solutions, Inc.	Jan-07	60.00	69	52,511	49,680	2,831
Medicines Co.	Sep-06	32.50	30	8,160	4,500	3,660
Medtronic, Inc.	May-06	60.00	19	9,443	11,590	(2,147)
Medtronic, Inc.	Aug-06	60.00	60	24,738	37,200	(12,462)
Merck & Co., Inc.	Jul-06	37.50	42	19,193	15,540	3,653
Merck & Co., Inc.	Jan-07	32.50	91	45,225	18,200	27,025

Merck & Co., Inc.	Jan-07	35.00	30	18,232	9,300	8,932
Merck & Co., Inc.	Jan-07	40.00	30	16,110	18,600	(2,490)
Monsanto Co.	Jan-07	70.00	48	40,654	14,880	25,774
Monsanto Co.	Jan-07	75.00	30	23,909	13,200	10,709
Myogen, Inc.	Jun-06	40.00	29	18,103	18,270	(167)
Myogen, Inc.	Jan-08	30.00	10	8,843	6,400	2,443
Nektar Therapeutics	Jan-07	25.00	16	8,432	9,600	(1,168)
Omnicare, Inc.	Sep-06	47.50	48	21,603	6,000	15,603
Onyx Pharmaceuticals, Inc.	Aug-06	25.00	37	9,017	7,955	1,062
Onyx Pharmaceuticals, Inc.	Jan-07	30.00	43	27,890	27,950	(60)
OSI Pharmaceuticals, Inc.	Jan-07	40.00	43	49,818	42,140	7,678
Patterson Cos., Inc.	Jul-06	35.00	30	8,232	4,350	3,882
Pfizer, Inc.	Jun-06	22.50	37	8,319	925	7,394
Pfizer, Inc.	Jan-07	25.00	107	23,356	16,585	6,771
ResMed, Inc.	Jul-06	40.00	36	12,963	8,280	4,683
Schein Henry, Inc.	Jan-07	45.00	36	14,341	10,260	4,081
Schein Henry, Inc.	Jan-07	50.00	15	7,107	7,650	(543)
St. Jude Medical, Inc.	Apr-06	50.00	12	5,004	5,880	(876)
St. Jude Medical, Inc.	Apr-06	55.00	30	18,417	28,800	(10,383)
St. Jude Medical, Inc.	Jan-07	55.00	33	20,810	32,670	(11,860)
Stryker Corp.	Jun-06	50.00	12	7,884	5,520	2,364
UnitedHealth Group, Inc.	Jan-07	60.00	30	15,090	15,900	(810)
Valeant Pharmaceuticals International	Jun-06	15.00	30	4,290	4,200	90
Vertex Pharmaceuticals, Inc.	Jul-06	40.00	12	4,164	5,040	(876)
Wyeth	Jul-06	50.00	103	41,740	21,115	20,625
Wyeth	Jan-07	50.00	103	47,180	32,960	14,220
Wyeth	Jan-07	55.00	30	26,179	18,000	8,179
Zimmer Holdings, Inc.	Jun-06	80.00	12	15,803	13,320	2,483
Zimmer Holdings, Inc.	Sep-06	70.00	11	6,788	5,500	1,287

			3,446	$2,126,016	$1,755,635	$370,382

See Notes to Schedule of Investments

INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.55%
Aerospace/Defense - 1.98%

Lockheed Martin Corp.	5,114	$372,657
Northrop Grumman Corp.	63,692	4,082,657

		4,455,314

Airlines - 0.14%

Southwest Airlines Co.	19,198	321,950

Apparel & Products - 0.21%

Payless ShoeSource, Inc.+	19,851	470,469

Automotive - 2.08%

ArvinMeritor, Inc.#	25,469	426,351
Ford Motor Co.#	436,118	3,475,861
Goodyear Tire & Rubber Co.+#	38,548	552,393
TRW Automotive Holdings Corp.+	9,659	247,270

		4,701,875

Auto - Replacement Parts - 0.47%

Sonic Automotive, Inc., Class A#	40,185	1,064,501

Banks - 11.71%

Bank of America Corp.	235,240	10,785,754
Comerica, Inc.	10,007	573,601
First American Corp., Class A	69,510	2,930,542
First Horizon National Corp.#	77,794	3,042,523
Fremont General Corp.#	36,262	860,135
National City Corp.	128,720	4,479,456
Wachovia Corp.	24,508	1,374,163
Wells Fargo & Co.	36,983	2,374,309

		26,420,483

Beverages - 0.02%

Molson Coors Brewing Co.	870	54,592

Broadcasting - 0.54%

Citadel Broadcasting Corp.#	3,153	35,124
Viacom, Inc. Class B+	29,355	1,173,026

		1,208,150

Building Materials - 0.12%

USG Corp.+#	3,104	262,226

Chemical - 2.35%

Eastman Chemical Co.	33,259	1,640,667
Lyondell Chemical Co.	136,009	2,845,308
Olin Corp.#	26,226	551,008
UAP Holding Corp.#	12,514	272,305

		5,309,288

Commercial Services - 0.11%

Accenture, Ltd., Class A	3,904	127,505
PHH Corp.+#	4,516	129,112

		256,617

Conglomerates - 1.70%

General Electric Co.	4,382	144,036
Loews Corp.	29,651	2,735,601
Tyco International, Ltd.	37,091	956,577

		3,836,214

Drugs - 5.15%

Alpharma, Inc., Class A	26,842	811,970
King Pharmaceuticals, Inc.+	53,901	875,891
Merck & Co., Inc.	140,280	4,890,161
Pfizer, Inc.	189,235	4,956,065
ViroPharma, Inc.+#	3,913	75,717

		11,609,804

Electronics/Electrical Equipment - 2.18%

Applera Corp. - Applied Biosystems Group	85,124	2,406,456
Arrow Electronics, Inc.+	71,619	2,491,625
NAM TAI Electronics, Inc.	1,026	22,551

		4,920,632

Financial Services - 3.41%

American Capital Strategies, Ltd.#	10,078	359,785
American Financial Group, Inc.	4,882	202,115
AmeriCredit Corp.+	2,380	70,210
Capital One Financial Corp.	11,200	981,120
Citigroup, Inc.	66,248	3,071,920
CompuCredit Corp.+#	2,184	82,555
Fannie Mae	10,474	572,718
Morgan Stanley	20,103	1,199,345
Raymond James Financial, Inc.	26,931	1,157,494

		7,697,262

Foods - 1.62%

Chiquita Brands International, Inc.#	47,624	820,085
General Mills, Inc.	28,890	1,422,833
Pilgrims Pride Corp.#	40,384	931,255
Seaboard Corp.#	321	479,574

		3,653,747

Freight - 1.10%

FedEx Corp.	6,076	651,590
United Parcel Service, Inc., Class B	24,430	1,825,166

		2,476,756

Healthcare - 1.50%

Kindred Healthcare, Inc.+#	14,718	318,203
Magellan Health Services, Inc.+	6,408	244,722
McKesson Corp.	52,204	2,825,802

		3,388,727

Home Builders - 0.17%

Lennar Corp.	6,250	374,125

Hospital Supplies - 4.25%

AmerisourceBergen Corp.	47,060	2,164,289
Becton, Dickinson and Co.	27,224	1,738,252
Hospira, Inc.+	56,441	2,240,708
Johnson & Johnson	59,867	3,451,333

		9,594,582

Household Products - 2.94%

American Greetings Corp., Class A#	861	18,064
John H. Harland Co.#	11,985	433,737
Kimberly-Clark Corp.	70,994	4,201,425
Newell Rubbermaid, Inc.	43,178	1,073,837
Tupperware Corp.	42,427	899,028

		6,626,091

Information Processing - Hardware - 4.17%

Hewlett-Packard Co.	115,011	3,773,511
Imation Corp.	7,284	319,403
International Business Machines Corp.	64,515	5,176,684
Tech Data Corp.+	3,245	134,765

		9,404,363

Information Processing - Services - 2.12%

Computer Sciences Corp.+	27,603	1,499,947
Earthlink, Inc.+#	241,703	2,397,694
United Online, Inc.#	73,219	879,360

		4,777,001

Information Processing - Software - 2.19%

Acxiom Corp.	8,551	221,300
BMC Software, Inc.+	1,035	22,636
Microsoft Corp.	174,217	4,686,437

		4,930,373

Insurance - 4.17%

ACE, Ltd.	69,086	3,850,163
Chubb Corp.	9,607	919,870
CNA Financial Corp.+#	1,733	53,584
Endurance Specialty Holdings, Ltd.	5,162	162,603
Fidelity National Financial, Inc.	17,886	675,375
Hartford Financial Services Group, Inc.	5,444	448,477
LandAmerica Financial Group, Inc.#	23,517	1,568,584
Lincoln National Corp.	8,121	461,029
Nationwide Financial Services, Inc., Class A	11,374	487,490
Protective Life Corp.	11,871	578,711
Zenith National Insurance Corp.	4,066	209,399

		9,415,285

Leisure & Tourism - 1.21%

Darden Restaurants, Inc.	19,423	814,601
Hasbro, Inc.	14,430	292,785
McDonald’s Corp.	35,721	1,247,020
Regal Entertainment Group, Class A#	19,574	372,297

		2,726,703

Machinery - 2.01%

Cummins, Inc.	41,845	4,530,977

Medical - Biomedical/Gene - 0.51%

Amgen, Inc.+	15,297	1,154,770

Metals - 2.07%

Freeport-McMoRan Copper & Gold, Inc., Class B	16,985	859,950
Nucor Corp.	27,799	2,392,104
Phelps Dodge Corp.	9,124	1,259,112
Quanex Corp.	2,653	164,672

		4,675,838

Multimedia - 1.59%

CBS Corp.	30,782	752,928
Time Warner, Inc.	101,392	1,755,095
Walt Disney Co.	38,308	1,072,241

		3,580,264

Oil & Gas - 11.32%

ChevronTexaco Corp.	114,661	6,476,053
ConocoPhillips	58,059	3,539,277
Exxon Mobil Corp.	167,465	9,942,397
Marathon Oil Corp.	15,189	1,072,343
Sunoco, Inc.	23,501	1,741,424
Tesoro Petroleum Corp.	624	37,696
UGI Corp.	36,001	808,222
Valero Energy Corp.	23,145	1,244,970
Veritas DGC, Inc.+#	15,908	670,204

		25,532,586

Paper/Forest Products - 1.00%

Louisiana-Pacific Corp.	79,372	2,256,546

Photography - 0.58%

Eastman Kodak Co.#	46,997	1,318,266

Publishing - 0.20%

R. R. Donnelley & Sons Co.	13,370	450,034

Railroads & Equipment - 0.83%

Burlington Northern Santa Fe Corp.	8,400	660,576
CSX Corp.	4,500	249,210
Norfolk Southern Corp.	8,861	453,506
Union Pacific Corp.	5,700	504,735

		1,868,027

Real Estate Investment Trusts - 2.60%

CBL & Associates Properties, Inc.	87,381	3,722,431
Colonial Properties Trust	7,664	370,554
Crescent Real Estate Equities, Inc.#	21,223	446,744
Health Care Property Investors, Inc.	4,014	110,265
iStar Financial, Inc.	12,945	493,204
Lexington Corporate Properties Trust	10,012	213,456
Mack-Cali Realty Corp.	3,523	158,183
Trustreet Properties, Inc.#	23,780	344,810

		5,859,647

Retail - 3.70%

Barnes & Noble, Inc.	48,301	2,080,324
Building Materials Holding Corp.#	11,749	790,708
Federated Department Stores, Inc.	22,247	1,580,427
J.C. Penney Co., Inc.	19,866	1,164,942
Longs Drug Stores Corp.	1,919	73,632
SUPERVALU, Inc.	84,273	2,663,027

		8,353,060

Savings & Loan - 2.79%

Washington Mutual, Inc.	147,283	6,288,984

Semiconductors - 3.13%

Freescale Semiconductor, Inc., Class B+	26,691	721,725
Intel Corp.	263,875	5,435,825
National Semiconductor Corp.	29,867	837,769
Texas Instruments, Inc.	2,505	74,774

		7,070,093

Telecommunications - 1.99%

Alltel Corp.	7,092	447,860
Motorola, Inc.	24,795	530,613
Sprint Corp.	33,876	814,040
Verizon Communications, Inc.	79,858	2,691,215

		4,483,728

Tobacco - 0.41%

Reynolds American, Inc.#	8,803	934,438

Utilities - Communication - 1.50%

AT&T, Inc.	122,215	3,371,912

Utilities - Electric - 4.73%

Ameren Corp.	5,005	253,603
Edison International, Inc.	23,881	1,059,361
FirstEnergy Corp.	12,281	627,314
Pepco Holdings, Inc.	48,926	1,162,971
PG&E Corp.	157,948	6,009,922
Pinnacle West Capital Corp.	37,928	1,556,944

		10,670,115

Utilities - Gas, Distribution - 0.98%

Nicor, Inc.#	51,218	2,198,789

Total Long-Term Investment Securities
(Cost $208,479,402)		224,555,204

SHORT-TERM INVESTMENT SECURITIES - 10.94% Collective Investment Pool - 10.94%
Securities Lending Quality Trust (2)
(Cost $ 24,670,849)	24,670,849	24,670,849

REPURCHASE AGREEMENT - 0.22%

Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $486,057 and collateralized by $520,000 of Federal National Mtg. Assoc. Notes, bearing interest at 3.25%, due 02/15/09 and having an approximate value of $496,967

(Cost $486,000)	$486,000	486,000

TOTAL INVESTMENTS
(Cost $208,965,402) (1)	110.71%	249,712,053
Other assets less liabilities	(10.71)%	(24,153,888)

NET ASSETS	100.00%	$225,558,165

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security is purchased with the cash collateral received from securities loaned.

See Notes to Schedule of Investments

INFLATION PROTECTED FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
CORPORATE BONDS - 15.16%
Banks - 0.89%

HSBC Bank USA:
5.63% due 08/15/35	$100,000	$98,232
RBS Capital Trust II:
6.43% due 01/03/34 (3)	50,000	52,804

		151,036

Financial Services - 9.92%

Allstate Life Global Funding Trust:
4.31% due 04/02/07 (2)	150,000	149,329
4.51% due 03/01/10 (2)	150,000	145,008
CIT Group, Inc.:
5.62% due 12/14/16 (2)	300,000	296,454
Lehman Brothers Holdings, Inc.:
4.06% due 04/14/11 (2)	400,000	376,920
Lehman Brothers Holdings, Inc., Series G:
5.83% due 06/10/14 (2)	150,000	150,473
Morgan Stanley:
5.81% due 11/01/13 (2)	150,000	149,574
Morgan Stanley, Series C:
5.46% due 06/01/11 (2)	150,000	148,374
SLM Corp., Series A:
5.16% due 05/01/14 (2)	130,000	125,991
5.58% due 11/21/13 (2)	150,000	148,630

		1,690,753

Insurance - 4.35%

Jackson National Life Global Funding:
5.78% due 05/01/14 *(2)	300,000	301,866
Pacific Life Global Funding:
5.60% due 02/06/16 *(2)	300,000	291,948
Principal Life Income Funding Trust:
4.51% due 04/01/08 (2)	150,000	147,392

		741,206

Total Corporate Bonds
(Cost $2,643,063)		2,582,995

UNITED STATES GOVERNMENT BONDS - 74.56%
Government Agencies - 21.53%

Federal Home Loan Mtg. Corp.:
4.50% due 01/15/15	135,000	131,134
6.25% due 07/15/32	500,000	595,113
Federal National Mtg. Assoc.:
4.60% due 02/17/09 (2)	2,000,000	1,967,380
Tennessee Valley Auth.:
3.38% due 01/15/07 (4)	869,631	879,753
4.65% due 06/15/35	100,000	94,833

		3,668,213

Government Obligations - 53.03%

United States Treasury Bonds:
2.00% due 07/15/14 TIPS (4)	882,349	883,486
2.38% due 01/15/25 TIPS (4)	5,388,072	5,726,933
4.50% due 02/15/36 TIPS (4)	162,000	161,912
United States Treasury Notes:
1.63% due 01/15/15 TIPS (4)	2,071,928	2,010,336
1.88% due 07/15/15 TIPS (4)	252,980	250,559

		9,033,226

Total United States Government Bonds
(Cost $12,822,651)		12,701,439

Total Long-Term Investment Securities
(Cost $15,465,714)		15,284,434

SHORT-TERM INVESTMENT SECURITIES - 10.16%
Time Deposit - 10.16%

Euro Time Deposit with State Street Bank & Trust Co.:
2.40% due 03/01/06	1,731,000	1,731,000

(Cost $1,731,000)
TOTAL INVESTMENTS
(Cost $17,196,714) (5)	99.88%	17,015,434
Other assets less liabilities	0.12%	21,152

NET ASSETS	100.00%	$17,036,586

TIPS - Treasury Inflation Protected Security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2006, the aggregate value of these securities was $593,814 representing 3.49% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2006.
(2)	Security is a “floating rate” bond where the coupon rate fluctuates based on the Consumer Price Index.
(3)	Variable rate security - the rate is reflected is as of February 28, 2006; maturity date reflects next reset date.
(4)	Principal amount of security is adjusted for inflation.
(5)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

INTERNATIONAL EQUITIES FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1) (1)
COMMON STOCK - 90.48%
Advertising - 0.25%

Aegis Group PLC	66,576	$154,279
Asatsu-DK, Inc.	1,400	50,247
Dentsu, Inc.	70	233,965
Hakuhodo DY Holdings, Inc.#	900	72,993
PagesJaunes Groupe SA	7,451	199,246
Publicis Groupe#	8,192	312,274
WPP Group PLC	71,195	826,088

		1,849,092

Aerospace/Defense - 0.53%

BAE Systems PLC	190,810	1,405,076
Cobham PLC	66,567	198,210
European Aeronautic Defense and Space Co.	14,458	529,808
Finmeccanica SpA#	17,541	383,655
Meggitt PLC	25,610	167,471
Rolls Royce Group PLC+	93,989	722,825
Sagem SA#	9,908	252,230
Thales SA#	4,593	209,059
Zodiac SA	2,265	142,003

		4,010,337

Airlines - 0.34%

Air France-KLM	7,200	166,586
All Nippon Airways Co., Ltd.	22,000	80,538
Auckland International Airport, Ltd.#	58,098	71,874
BAA PLC	63,940	896,336
British Airways PLC+	32,160	185,160
Cathay Pacific Airways, Ltd.	61,000	112,306
Deutsche Lufthansa AG#	13,599	224,471
Flughafen Wien AG	624	50,323
Iberia Lineas Aereas de Espana SA	28,009	79,758
Japan Airlines Corp.	26,000	69,612
Qantas Airways, Ltd.	55,229	167,497
Ryanair Holdings PLC+	3,622	33,062
Ryanair Holdings PLC Sponsored ADR+#	1,543	81,918
SAS AB+#	4,381	57,816
Singapore Airlines, Ltd.	32,739	296,847

		2,574,104

Apparel & Products - 0.37%

Adidas-Salomon AG	2,997	585,797
Benetton Group SpA#	3,775	48,123
Billabong International, Ltd.#	7,978	91,658
Burberry Group PLC	28,425	228,447
Esprit Holdings, Ltd.	56,500	433,685
Gunze, Ltd.	8,017	51,064
Hagemeyer NV+#	30,661	123,214
Hermes International	1,317	329,432
Luxottica Group SpA	8,135	228,642
Onward Kashiyama Co., Ltd.#	5,944	101,175
Puma AG Rudolf Dassier Sport#	982	353,104
Tokyo Style Co., Ltd.	3,000	34,360
Wacoal Corp.#	5,000	68,855
Yue Yuen Industrial Holdings	29,000	90,006

		2,767,562

Appliances/Furnishings - 0.08%

Electrolux AB	16,813	465,134
Kokuyo Co., Ltd.#	3,062	45,639
MFI Furniture PLC	35,321	56,787

		567,560

Automotive - 4.35%

Aisin Seiki Co., Ltd.	71,400	2,529,828
Autobacs Seven Co., Ltd.	1,055	53,130
Bridgestone Corp.	26,000	507,201
Compagnie Generale des Etablissements Michelin, Class B#	8,516	519,424
Continental AG	7,775	795,485
DaimlerChrysler AG#	54,142	3,000,598
Denso Corp.	65,700	2,396,221
Exedy Corp.	55,000	1,619,035
Fiat SpA+#	25,950	280,631
GKN PLC	42,646	254,026
Honda Motor Co., Ltd.	30,800	1,821,369
Inchcape PLC	4,403	185,698
Jardine Cycle & Carriage, Ltd.	7,059	44,553
Koyo Seiko Co., Ltd.	8,000	151,473
NGK Spark Plug Co., Ltd.#	106,455	2,404,341
NHK Spring Co., Ltd.#	7,000	82,755
Nissan Motor Co., Ltd.#	88,400	1,019,386
NOK Corp.#	4,000	116,836
Peugoet SA	9,385	546,959
Pirelli & C. SpA	169,238	159,869
Renault SA#	11,000	1,057,473
Sanden Corp.#	4,803	20,732
Scania AB#	5,681	237,610
Sumitomo Rubber Industries, Inc.	7,000	85,026
Toyoda Gosei Co., Ltd.#	2,600	55,494
Toyota Motor Corp.#	204,049	10,930,836
Trelleborg AB#	4,681	97,494
USS Co., Ltd.	950	62,616
Valeo SA#	4,142	165,802
Volkswagen AG#	10,463	731,392
Volvo AB, Class A	5,573	236,251
Volvo AB, Class B	12,909	563,473

		32,733,017

Banks - 16.87%

77 Bank, Ltd.	12,000	90,447
ABN AMRO Holding NV	106,110	3,090,476
Allied Irish Banks PLC (Dublin)	50,194	1,198,680
Allied Irish Banks, PLC (London)	1,544	36,859
Alpha Bank AE	16,424	625,475
Australia & New Zealand Banking Group, Ltd.@	108,473	2,062,909

Banca Antonveneta SpA#	5,502	173,350
Banca Intesa SpA	195,465	1,155,384
Banca Intesa SpA-RNC	55,386	304,654
Banca Monte dei Paschi di Siena SpA#	65,444	338,378
Banca Nazionale del Lavoro SpA+#	63,087	219,179
Banca Popolare di Milano SCRL#	23,419	295,823
Banche Popolari Unite SCRL#	20,422	513,067
Banco Bilbao Vizcaya Argentaria SA	201,405	4,100,049
Banco BPI SA	18,057	97,514
Banco Comercial Portugues SA	116,088	344,485
Banco Espirto Santo SA	6,237	102,763
Banco Popolare Di Verona e Novara SCRL#	22,080	529,720
Banco Popular Espanol SA#	50,534	677,586
Banco Santander Central Hispano SA#	352,910	5,153,298
Bank of East Asia, Ltd.	85,000	292,213
Bank of Fukuoka, Ltd.#	22,145	186,804
Bank of Ireland (London)	1,723	30,682
Bank of Ireland (Dublin)	55,984	998,094
Bank Of Kyoto, Ltd.#	10,000	116,452
Bank of Yokohama, Ltd.	346,000	2,790,356
Barclays PLC	383,779	4,499,110
BNP Paribas SA#	46,915	4,341,778
BOC Hong Kong Holdings, Ltd.	220,000	441,909
Capitalia SpA	99,846	754,365
Chiba Bank, Ltd.	28,000	236,106
Close Brothers Group PLC	7,731	140,128
Commerzbank AG	35,111	1,277,937
Commonwealth Bank of Australia#	76,083	2,526,515
Credit Agricole SA#	35,008	1,278,524
Credit Suisse Group#	72,101	3,991,336
Danske Bank A/S	26,509	945,249
DBS Group Holdings, Ltd.#	66,000	663,983
Depfa Bank PLC	20,968	348,300
Deutsche Bank AG	29,308	3,227,653
Dexia (Brussels)	32,549	808,157
Dexia (Paris)+	1,290	15
DNB NOR ASA	39,644	481,240
EFG Eurobank Ergasias SA	11,378	451,741
Emporiki Bank of Greece SA+	4,712	166,761
Erste Bank Der Oesterreichischen Sparkassen AG	9,870	600,119
Gunma Bank, Ltd.	14,000	104,278
Hang Seng Bank, Ltd.	45,488	608,432
HBOS PLC	231,316	4,308,484
Hokuhoku Financial Group, Inc.#	42,177	182,008
HSBC Holdings PLC	671,126	11,483,215
Hypo Real Estate Holding AG	7,963	523,222
Joyo Bank, Ltd.	27,723	177,452
KBC Bankverzekeringsholding#	10,882	1,136,120
Lloyds TSB Group PLC	332,650	3,238,134
Macquarie Bank, Ltd.#	13,680	648,006
Mediobanca SpA	28,388	593,712
Mitsubishi Tokyo Financial Group, Inc.	621	9,501,887
Mitsui Trust Holdings, Inc.	20,000	295,235
Mizuho Financial Group, Inc.	825	6,571,709
National Australia Bank, Ltd.#	93,026	2,524,905
National Bank of Greece SA	15,992	827,641
Nishi-Nippon City Bank, Ltd.#	18,000	92,515
Nordea Bank AB	128,426	1,452,380
Oversea-Chinese Banking Corp.#	149,000	622,411
Overseas Union Enterprise, Ltd.	3,773	27,586
Piraeus Bank SA	10,224	309,658
Resona Holdings, Inc.+#	178	631,579
Royal Bank of Scotland Group PLC	189,042	6,326,994
Sanpaolo IMI SpA#	66,001	1,164,742
Shinsei Bank, Ltd.	37,000	250,087
Shizuoka Bank, Ltd.	23,163	227,958
Skandinaviska Enskilda Banken AB#	27,927	617,362
Societe Generale, Class A#	20,937	2,966,692
Sumitomo Mitsui Financial Group, Inc.	231	2,513,846
Sumitomo Trust & Banking Co., Ltd.	49,000	494,836
Suncorp-Metway, Ltd.	32,455	491,173
Suruga Bank, Ltd.	7,000	90,135
Svenska Handelsbanken AB, Series A	30,860	803,071
UBS AG	61,391	6,508,240
UniCredito Italiano SpA (Milan)#	477,940	3,475,067
United Overseas Bank, Ltd.#	68,000	625,377
Westpac Banking Corp.	108,749	1,896,942
Wing Hang Bank, Ltd.	10,745	82,940

		127,101,654

Beverages - 1.35%

Asahi Breweries, Ltd.	14,395	194,883
C&C Group PLC (Dublin)	16,360	109,230
Carlsberg A/S, Class B#	1,924	120,477
Coca Cola Hellenic Bottling Co. SA	6,371	190,351
Coca-Cola Amatil, Ltd.#	31,041	161,934
Coca-Cola West Japan Co., Ltd.#	1,700	40,700
Diageo PLC	175,326	2,693,492
Foster’s Group, Ltd.	118,905	479,088
Fraser and Neave, Ltd.#	11,146	131,114
Heineken NV	14,551	547,614
InBev NV	10,804	499,504
Ito En, Ltd.#	2,400	74,412
Kirin Brewery Co., Ltd.	189,937	2,505,516
Lion Nathan, Ltd.	17,453	103,423
Pernod-Ricard#	4,180	715,283
SABMiller PLC	53,327	1,060,081
Sapporo Holdings, Ltd.#	12,000	62,317
Scottish & Newcastle PLC	45,154	405,616
Takara Holdings, Inc.#	7,794	47,112

		10,142,147

Broadcasting - 0.34%

Antena 3 de Television SA#	4,620	122,531
British Sky Broadcasting Group PLC	71,649	633,300

Fuji Television Network, Inc.	24	57,857
ITV PLC	243,769	463,157
Mediaset SpA#	49,112	578,252
Modern Times Group AB, Class B+	3,015	139,501
Premiere AG+#	3,897	65,138
Sky Network Television, Ltd.+	11,556	48,346
Societe Television Francaise 1#	6,992	210,573
Sogecable SA+#	2,379	95,622
Tandberg Television ASA+#	4,394	77,408
Television Broadcasts, Ltd.	16,926	94,497

		2,586,182

Building Materials - 1.67%

Amec PLC	19,765	137,436
Asahi Glass Co., Ltd.#	39,249	552,679
Boral, Ltd.#	34,377	223,243
Bouygues SA#	11,849	621,462
Central Glass Co., Ltd.#	7,000	39,412
Cimpor Cimentos de Portugal SA	11,975	73,230
Compagnie de Saint-Gobain	18,456	1,231,118
CRH PLC (London)	947	30,920
CRH PLC (Dublin)	30,772	1,007,000
CSR, Ltd.	54,073	152,163
Daikin Industries, Ltd.#	9,210	306,997
Fletcher Building, Ltd.	27,569	143,790
FLS Industries A/S#	1,647	51,692
Fomento de Construcciones y Contratas SA#	2,715	184,571
Geberit AG	234	212,407
Hanson PLC	43,328	528,014
Holcim, Ltd.#	10,925	860,458
Imerys SA	1,893	161,593
Italcementi SpA#	4,209	86,164
James Hardie Industries NV	27,434	179,973
JS Group Corp.#	10,375	202,835
Kawasaki Heavy Industries, Ltd.#	47,842	163,672
Kingspan Group PLC	6,993	101,004
Lafarge SA#	10,428	1,089,242
Matsushita Electric Works, Ltd.#	13,000	151,121
Mitsui Engineering & Shipbuilding Co., Ltd.#	27,668	86,269
New World Development, Ltd.	149,000	237,796
Nippon Sheet Glass Co., Ltd.#	16,067	68,008
Nishimatsu Construstion Co., Ltd.#	10,571	44,748
NKT Holding A/S	1,178	59,574
Obayashi Corp.	23,861	178,657
Okumura Corp.#	7,977	43,034
Pilkington PLC	62,064	176,172
Rinker Group, Ltd.	55,516	729,769
Rinnai Corp.#	1,400	40,960
Sanwa Shutter Corp.#	7,000	46,633
SembCorp Industries, Ltd.	52,360	100,157
Skanska AB#	22,332	359,299
Sonae Industria SA+	3,800	33,411
Sumitomo Osaka Cement Co., Ltd.	15,796	49,265
Taiheiyo Cement Corp.#	33,000	141,655
Taisei Corp.#	35,384	170,778
Technical Olympic SA	4,728	29,700
Titan Cement Co. SA	3,420	163,712
Toda Corp.	7,683	39,183
Travis Perkins PLC	6,897	179,451
Uponor Oyj	3,620	94,699
Wienerberger AG	3,745	173,582
Wolseley PLC	35,171	873,280

		12,611,988

Chemical - 2.39%

Akzo Nobel NV	16,146	819,081
Asahi Kasei Corp.	47,549	314,337
BASF AG	31,896	2,404,721
BOC Group PLC	29,794	787,394
Ciba Specialty Chemicals AG#	3,997	247,278
Clariant AG+#	13,670	208,776
Daicel Chemical Industries, Ltd.	12,427	100,175
Dainippon Ink and Chemicals, Inc.#	25,180	102,077
Denki Kagaku Kogyo Kabushiki Kaisha	19,226	81,032
Hitachi Chemical Co., Ltd.	4,000	110,429
Imperial Chemical Industries PLC	70,770	417,507
Ishihara Sangyo Kaisha, Ltd.	12,000	23,796
Johnson Matthey PLC	13,039	326,874
JSR Corp.#	7,000	205,709
Kaneka Corp.	12,081	159,221
Kansai Paint Co., Ltd.#	10,000	85,168
Kingboard Chemicals Holdings, Ltd.	32,500	101,730
Koninklijke DSM NV	8,996	374,097
L’Air Liquide SA#	6,473	1,276,916
Lonza Group AG#	2,248	145,797
Mitsubishi Chemical Holdings Corp.+	45,000	272,862
Mitsubishi Gas Chemical Co., Inc.	194,864	2,275,935
Mitsui Chemicals, Inc.#	24,000	192,244
Nippon Kayaku Co., Ltd.#	7,000	58,459
Nippon Shokubai Co., Ltd.	5,502	62,609
Nissan Chemical Industries, Ltd.	7,000	116,057
Nitto Denko Corp.#	6,407	549,059
Orica, Ltd.	18,247	309,491
Sekisui Chemical Co., Ltd.#	18,925	152,675
Shin-Etsu Chemical Co., Ltd.	15,126	805,432
Showa Denko K.K.#	39,798	170,239
Solvay SA	3,770	417,201
Sumitomo Bakelite Co., Ltd.#	7,000	59,673
Sumitomo Chemical Co., Ltd.	58,000	451,543
Syngenta AG+	6,351	900,259
Taiyo Nippon Sanso Corp.#	11,000	76,738
Tokuyama Corp.#	160,000	2,370,181
Tosoh Corp.	19,718	103,883
Ube Industries, Ltd.#	33,463	98,639
Yara International ASA#	12,286	186,764
Zeon Corp.	7,000	87,956

		18,010,014

Commercial Services - 2.12%

ABB, Ltd.+	116,821	1,395,465
Abertis Infraestructuras SA#	12,878	333,704
Acciona SA#	1,699	236,912
ACS, Actividades de Construccion y Servicios SA#	14,671	547,132
Aggreko PLC	15,135	78,875
Ansell, Ltd.	8,579	69,638
Autoroutes du Sud de la France	3,430	207,285
Autostrade SpA	16,979	433,312
Balfour Beatty PLC	25,343	166,375
Benesse Corp.	2,514	86,365
Brambles Industries PLC	43,031	310,983
Brambles Industries, Ltd.#	57,623	428,625
Brisa-Auto Estradas de Portugal SA	19,601	172,634
Bunzl PLC	20,378	228,343
Canon Sales Co., Inc.	3,000	64,350
Cap Gemini SA+	7,413	365,979
Cheung Kong Infrastructure Holdings, Ltd.	27,636	86,300
Chiyoda Corp.#	88,000	2,102,848
Cintra Concesiones de Infrastructuras de Transporte SA+#	11,669	154,827
COMSYS Holdings Corp.	4,737	65,935
Cookson Group PLC+	11,249	93,261
Dai Nippon Printing Co., Ltd.	25,000	442,679
Davis Service Group PLC	10,038	86,738
De La Rue PLC	9,849	95,861
Downer EDI, Ltd.#	16,458	95,659
Group 4 Securicor PLC	67,718	211,123
Grupo Ferrovial SA#	3,749	280,765
Hays PLC	94,615	245,339
Hellenic Technodomiki Tev SA	7,068	60,880
Hochtief AG	3,534	189,803
Intertek Group PLC	9,223	121,280
Itochu Techno-Science Corp.	1,100	42,254
JGC Corp.	7,282	154,241
Kajima Corp.#	35,000	204,636
Kinden Corp.	6,036	57,143
Kone Oyj#	4,494	185,848
Leighton Holdings, Ltd.#	8,099	109,296
Li & Fung, Ltd.	104,000	209,705
Linde AG#	4,961	392,724
Macquarie Infrastructure Group	139,992	361,585
Marubeni Corp.#	52,000	258,288
Mitsubishi Logistics Corp.#	5,000	78,042
Multiplex Group	37,304	87,414
Nichii Gakkan Co.#	900	19,498
Rank Group PLC	37,086	169,349
Rentokil Initial PLC	107,533	296,187
Securitas AB	17,504	321,055
SembCorp Marine, Ltd.#	31,000	55,768
Serco Group PLC	27,522	167,523
SGS SA	255	235,284
Shimizu Corp.	22,559	158,712
Singapore Post, Ltd.	80,000	59,473
Singapore Technologies Engineering, Ltd.#	78,000	145,622
Smiths Group PLC	33,498	551,465
Societe des Autoroutes du Nord et de l’Est de la France+	1,323	91,467
Societe des Autoroutes Paris-Rhin-Rhone (2)	2,015	147,127
Takuma Co., Ltd.	3,066	24,840
TIS, Inc.	1,468	38,990
Toppan Printing Co., Ltd.	21,477	273,737
Toyo Seikan Kaisha, Ltd.#	6,426	110,921
Toyota Tsusho Corp.#	6,000	138,892
Transurban Group#	47,007	248,430
Vinci SA	9,841	908,465
YIT-Yhtyma Oyj	3,683	187,003

		15,950,259

Conglomerates - 1.59%

Amano Corp.#	2,248	40,235
DCC PLC	4,777	108,783
Futuris Corp., Ltd.#	31,515	54,957
Groupe Bruxelles Lambert SA	4,107	450,571
Haw Par Corp., Ltd.	6,429	22,477
Hutchison Whampoa, Ltd.	126,000	1,193,977
Invensys, PLC+	337,810	124,401
Itochu Corp.	58,000	483,144
Keppel Corp., Ltd.#	32,000	275,066
LVMH Moet Hennessy Louis Vuitton SA	14,550	1,321,104
Mitsubishi Corp.#	46,001	1,066,257
Noble Group, Ltd.#	56,000	42,014
Patrick Corp., Ltd.	38,796	196,536
Siemens AG	47,634	4,370,337
Sumitomo Corp.	41,000	554,142
Swire Pacific, Ltd.	55,316	527,737
Tomkins PLC	45,922	267,887
Wesfarmers, Ltd.#	22,354	605,175
Wharf Holdings, Ltd.	73,000	268,885

		11,973,685

Consumer Service - 0.01%

Getronics NV#	7,321	99,435

Drugs - 5.90%

Alfresa Holdings Corp.#	1,000	58,304
Astellas Pharma, Inc.#	21,200	817,702
AstraZeneca PLC	95,392	4,407,407
Bayer AG	39,041	1,570,785
Celesio AG	2,274	211,130
Chugai Pharmaceutical Co., Ltd.	10,836	198,886
CSL, Ltd.	10,932	425,487
Daiichi Sankyo Co., Ltd.+#	25,600	526,053
Eisai Co., Ltd.#	9,806	453,641
Elan Corp. PLC (Dublin)+	24,397	317,649
Elan Corp. PLC (London)+	751	9,921
GlaxoSmithKline PLC	346,556	8,800,956
H. Lundbeck AS#	3,368	69,385

Kaken Pharmaceutical Co., Ltd.#	3,214	26,608
Kyowa Hakko Kogyo Co., Ltd.	13,265	100,894
Mayne Group, Ltd.	37,792	93,460
Mayne Pharma, Ltd.+#	37,701	77,137
MEDICEO Holdings Co., Ltd.#	5,900	97,141
Merck KGaA	2,882	288,424
Novartis AG#	138,292	7,375,008
Novo-Nordisk AS#	14,272	838,947
Omega Pharma SA	1,175	63,602
Orion Oyj, Class B	4,476	96,441
Roche Holding AG#	41,729	6,164,487
Sanofi-Aventis#	62,174	5,284,620
Santen Pharmaceutical Co., Ltd.	2,900	67,852
Schering AG	9,804	704,262
Serono SA#	320	226,816
Shionogi & Co., Ltd.#	11,507	158,438
Suzuken Co., Ltd	2,400	71,434
Taisho Pharmaceutical Co., Ltd.#	6,000	126,902
Takeda Pharmaceutical Co., Ltd.	34,800	1,945,207
Tanabe Seiyaku Co.	9,000	99,299
Tsumura & Co.	92,000	2,383,736
UCB SA	5,200	246,341

		44,404,362

Electronics/Electrical Equipment - 4.74%

Advantest Corp.#	2,910	330,647
Alps Electric Co., Ltd.#	6,749	105,562
Anritsu Corp.#	4,000	22,941
Bang & Olufsen AS#	692	82,313
Barco NV	671	56,296
Canon, Inc.	29,500	1,853,028
Dainippon Screen Manufacturing Co., Ltd.#	8,401	77,867
Electrocomponents PLC	25,852	130,717
Epcos AG+	2,909	39,515
Fanuc, Ltd.	7,000	590,610
Fuji Electric Holdings Co., Ltd.	21,000	98,323
Fujikura, Ltd.	13,000	144,517
Furukawa Electric Co., Ltd.+	23,000	178,831
Gamesa Corp. Tecnologica SA#	10,115	175,124
GN Store Nord AS#	12,922	172,337
Hirose Electric Co., Ltd.	1,181	158,807
Hitachi Cable, Ltd.	7,000	39,452
Hitachi, Ltd.#	124,849	874,421
Ibiden Co., Ltd.#	59,100	2,765,240
Johnson Electric Holdings, Ltd.	87,500	84,604
Keyence Corp.	1,200	327,237
Koninklijke Philips Electronics NV	78,170	2,542,233
Kyocera Corp.	6,343	560,441
Mabuchi Motor Co., Ltd.#	1,200	61,457
Matsushita Electric Industrial Co., Ltd.#	191,000	4,057,075
Minebea Co., Ltd.#	14,125	84,907
Mitsubishi Electric Corp.	75,000	596,197
Mitsumi Electric Co., Ltd.	2,600	32,116
Murata Manufacturing Co., Ltd.	7,873	487,663
National Grid PLC	161,057	1,694,537
NEC Corp.#	73,441	446,665
Neopost SA	1,898	189,937
NGK Insulators, Ltd.#	10,537	142,242
Nippon Electric Glass Co., Ltd.	99,000	2,383,132
OCE NV	4,666	80,758
Oki Electric Industry Co., Ltd.#	21,000	67,424
Omron Corp.	8,384	233,027
Pioneer Corp.#	6,011	93,884
Premier Farnell PLC	21,558	77,408
Ricoh Co., Ltd.	26,000	482,542
Sanyo Electric Co., Ltd.#	62,000	152,397
Schneider Electric SA#	13,435	1,372,070
Secom Co., Ltd.#	8,159	405,701
Seiko Epson Corp.#	4,200	100,583
Sharp Corp.#	36,330	640,232
SMC Corp.	2,100	295,738
Sony Corp.#	38,962	1,817,509
Stanley Electric Co., Ltd.	5,900	113,318
Sumitomo Electric Industries, Ltd.	133,187	1,994,017
Taiyo Yuden Co.#	5,000	76,133
TDK Corp.#	4,600	321,502
Thomson#	15,421	264,824
Tokyo Seimitsu Co., Ltd.	40,000	2,322,943
Toshiba Corp.#	112,618	637,394
Ushio, Inc.#	4,400	106,971
Venture Corp, Ltd.	14,000	112,667
Vestas Wind Systems A/S+#	9,712	203,288
Yamaha Corp.#	6,851	118,376
Yaskawa Electric Corp.+#	7,000	75,994
Yokogawa Electric Corp.	108,000	1,972,213

		35,725,904

Financial Services - 2.38%

3I Group PLC	33,307	548,400
Acom Co., Ltd.#	2,809	173,073
Aeon Credit Service Co., Ltd.	3,600	102,101
Aiful Corp.	2,500	167,588
Amvescap PLC	43,404	409,953
Australian Stock Exchange, Ltd.#	6,102	146,293
Babcock & Brown, Ltd.	8,915	113,766
Banca Fideuram SpA	17,468	105,903
Cattles PLC	19,527	118,667
Challenger Financial Services Group, Ltd.#	23,912	68,578
Credit Saison Co., Ltd.	6,254	296,260
D. Carnegie & Co. AB	2,673	45,253
Daiwa Securities Group, Inc.#	49,045	580,226
Deutsche Boerse AG	5,976	751,957
Euronext NV	5,014	314,079
Fortis	69,553	2,477,372
Hellenic Exchanges SA	2,753	41,081
Hitachi Capital Corp.	2,000	38,199

Hong Kong Exchanges & Clearing, Ltd.	62,000	317,380
ICAP PLC	28,829	224,392
Irish Life & Permanent PLC (London)	480	10,547
Irish Life & Permanent PLC (Dublin)	15,578	343,345
Jafco Co., Ltd.#	1,300	88,344
London Stock Exchange PLC	15,120	226,518
Macquarie Airports#	37,938	90,633
Man Group PLC	17,495	709,029
Mitsubishi SecuritiesCo., Ltd.#	12,000	174,710
MLP AG	3,549	79,883
Nikko Cordial Corp.#	32,000	503,187
Nomura Holdings, Inc.#	179,200	3,392,390
OMX AB+#	4,637	79,108
ORIX Corp.#	13,200	3,456,234
Perpetual Trustees Australia, Ltd.#	2,393	120,374
Promise Co., Ltd.#	3,400	205,586
Provident Financial PLC	15,174	160,050
Sampo Oyj	23,608	472,926
Schroders PLC	7,383	148,917
SFCG Co., Ltd.#	230	48,089
SFE Corp., Ltd.#	7,960	75,089
Shinko Securities Co., Ltd.#	20,000	102,730
Singapore Exchange, Ltd.#	44,000	102,940
Takefuji Corp.#	4,320	277,926
Tower, Ltd.+	17,033	24,123
Yamaichi Securities Co., Ltd. ADR+(2)(7)#	6,000	0

		17,933,199

Foods - 2.48%

Ajinomoto Co., Inc.	22,807	243,102
Ariake Japan Co., Ltd.#	800	22,420
Axfood AB	1,819	47,008
Cadbury Schweppes PLC	123,655	1,259,859
Casino Guichard Perrachon SA#	2,300	143,376
Colruyt SA	944	136,019
Compass Group PLC	128,021	487,559
Danisco A/S#	2,955	216,600
Delhaize Group	4,218	281,331
East Asiatic Co., Ltd. A/S	1,158	115,797
Ebro Puleva SA#	5,027	91,562
Fyffes PLC	18,629	46,576
Greencore Group PLC (London)	276	1,141
Greencore Group PLC (Dublin)	8,965	36,755
Groupe Danone#	14,125	1,631,740
House Foods Corp.#	2,883	44,656
Iaws Group PLC	6,309	106,623
Katokichi Co., Ltd.	4,909	33,758
Kerry Group PLC	7,468	165,216
Kerry Group PLC, Class A	311	6,849
Kesko Oyj, Class B	3,849	120,947
Kikkoman Corp.	6,531	63,988
Meiji Dairies Corp.	9,000	48,859
Meiji Seika Kaisha, Ltd.#	12,975	66,626
Nestle SA#	23,967	7,044,291
Nichirei Corp.	10,213	46,917
Nippon Meat Packers, Inc.#	7,000	69,674
Nisshin Seifun Group, Inc.	7,963	80,731
Nissin Food Products Co., Ltd.	3,555	108,279
Olam International, Ltd.	36,000	40,746
Orkla ASA	11,317	493,355
QP Corp.#	4,000	38,299
Royal Numico NV+	10,146	439,299
Sodexho Alliance SA#	5,667	241,095
Suedzucker AG#	3,937	104,186
Tate & Lyle PLC	28,916	303,275
Toyo Suisan Kaisha, Ltd.	4,000	58,459
Unilever NV	33,949	2,356,448
Unilever PLC	164,284	1,695,560
Want Want Holdings, Ltd.	23,000	28,853
Yakult Honsha Co., Ltd.#	4,158	96,095
Yamazaki Baking Co., Ltd.#	4,513	36,517

		18,700,446

Freight - 1.46%

A/S Dampskibsselskabet Torm#	913	44,393
AP Moller - Maersk A/S	71	650,656
Arriva PLC	11,598	122,538
Associated British Ports Holdings PLC	18,011	195,139
Buhrmann NV	6,921	115,960
Cargotec Corp.#	2,271	92,013
ComfortDelGro Corp., Ltd.	105,000	106,650
Compangie Maritime Belge SA#	1,040	33,699
Cosco Corp.#	46,000	33,531
Deutsche Post AG	38,158	996,142
Deutsche Post AG(9)	4,152	107,424
DSV AS#	1,229	165,060
Euronav NV#	1,092	31,718
Firstgroup PLC	23,387	171,936
Frontline, Ltd.#	3,096	118,638
Kamigumi Co., Ltd.	10,135	77,554
Kawasaki Kisen Kaisha, Ltd.#	17,631	109,922
Kuehne & Nagel International AG	600	181,027
Mitsui & Co., Ltd.#	235,331	3,211,742
Mitsui OSK Lines, Ltd.#	42,000	306,223
National Express Group PLC	8,036	125,158
Neptune Orient Lines, Ltd.	31,000	47,855
Nippon Express Co., Ltd.#	31,879	169,411
Nippon Yusen Kabushiki Kaisha#	40,000	260,479
Orient Overseas International, Ltd.	13,483	49,902
Peninsular and Oriental Steam Navigation Co.	44,485	402,209
Sankyu, Inc.	270,000	1,519,951
Seino Transportation Co., Ltd.#	6,893	67,351
SembCorp Logistics, Ltd.#	18,337	19,484
Sojitz Holdings Corp.+#	12,900	70,694
Stagecoach Group PLC	51,164	100,616
Stolt-Nielsen SA	2,298	71,850
Toll Holdings, Ltd.#	14,718	127,020
TPG NV	24,566	799,362
Yamato Transport Co., Ltd.#	14,923	285,854

		10,989,161

Hardware & Tools - 0.02%

Makita Corp.	4,400	127,939

Healthcare - 0.57%

Alliance Unichem PLC	15,017	230,659
Boots Group PLC	28,849	358,414
Capio AB+#	4,784	82,798
DCA Group, Ltd.#	23,963	62,267
Essilor International SA#	5,852	504,087
Fisher & Paykel Healthcare Corp.#	28,648	71,505
Gambro AB, Class A#	10,596	108,085
Gambro AB, Class B	5,732	59,020
Hoya Corp.	63,700	2,516,933
Parkway Holdings, Ltd.	35,000	52,676
Phonak Holding AG	2,527	122,048
SSL International PLC	11,257	64,481
William Demant Holding+#	1,616	94,083

		4,327,056

Heavy Duty Trucks/Parts - 0.02%

Hino Motors, Ltd.#	11,000	69,816
Nokian Renkaat Oyj#	6,055	96,365

		166,181

Home Builders - 0.28%

Barratt Developments PLC	14,374	259,988
Bellway PLC	6,725	138,139
Berkeley Group Holdings PLC+	6,458	126,110
Bovis Homes Group PLC	7,074	99,051
Daiwa House Industry Co., Ltd.	19,070	306,008
Persimmon PLC	16,503	403,928
Sekisui House, Ltd.	20,000	303,593
Taylor Woodrow PLC	34,954	254,724
Wimpey George PLC#	23,342	226,201

		2,117,742

Hospital Supplies - 0.09%

Elekta AB	5,139	75,943
Fresenius Medical Care AG	3,753	403,359
Terumo Corp.#	6,600	202,005

		681,307

Household Products - 0.84%

Aderans Co., Ltd.	1,400	38,628
Beiersdorf AG	998	135,522
Fisher & Paykel Appliances Holdings, Ltd.	14,892	38,609
Givaudan SA#	396	283,447
Kao Corp.	20,000	543,092
Kose Corp.	1,200	49,308
L’Oreal SA#	17,607	1,557,033
Oriflame Cosmetics SA SDR	1,806	58,779
Pacific Brands, Ltd.#	29,876	50,102
Reckitt Benckiser PLC	36,659	1,304,945
Shiseido Co., Ltd.#	110,000	1,946,924
Societe BIC SA	1,817	110,806
Toto, Ltd.#	11,771	99,721
Uni-Charm Corp.	1,700	84,843

		6,301,759

Human Resources - 0.16%

Adecco SA	7,781	426,525
Capita Group PLC	39,294	327,025
Goodwill Group, Inc.#	48	34,149
Meitec Corp.#	1,416	48,639
Randstad Holdings NV	2,748	153,710
Vedior NV#	10,026	189,241

		1,179,289

Information Processing - Hardware - 0.60%

Casio Computer Co., Ltd.	8,392	135,835
Logitech International SA+	4,836	196,126
Net One Systems Co., Ltd.	21	42,191
Nidec Corp.#	23,260	1,848,663
Otsuka Corp.	21,000	2,150,318
Wincor Nixdorf AG	933	118,985

		4,492,118

Information Processing - Services - 0.40%

Atos Origin SA+	3,993	278,348
Computershare, Ltd.#	22,973	115,085
CSK Corp.#	2,500	113,708
E*Trade Securities Co., Ltd.#	43	97,537
eAccess, Ltd.#	49	37,010
Index Corp.#	41	73,218
Indra Sistemas SA	7,737	153,986
LogicaCMG PLC	68,069	239,893
Matsui Securities Co., Ltd.#	4,200	57,512
NTT Data Corp.#	49	226,573
Obic Co., Ltd.	300	59,165
Rakuten, Inc.#	161	138,177
Softbank Corp.#	28,800	871,341
Tietoenator Oyj	4,668	167,829
Wm-data AB	19,367	56,887
Yahoo! Japan Corp.#	295	344,161

		3,030,430

Information Processing - Software - 0.52%

Business Objects SA+#	4,000	147,646
Dassault Systemes SA#	3,382	189,051
Fuji Soft ABC, Inc.	1,200	33,815
Hitachi Software Engineering Co., Ltd.#	1,300	24,191
iSOFT Group PLC	12,953	42,233
Misys PLC	28,722	118,302
Nomura Research Instutute, Ltd.	900	103,181
Oracle Corp. Japan#	1,300	60,194
Sage Group PLC	76,288	370,876

SAP AG	13,151	2,682,903
Telelogic AB+	13,716	33,429
Trend Micro, Inc.#	3,500	107,316

		3,913,137

Insurance - 4.10%

Aegon NV	84,307	1,389,224
Alleanza Assicurazioni SpA#	25,135	311,236
Allianz AG	22,337	3,604,903
AMP, Ltd.@	110,485	702,837
Assicurazioni Generali SpA#	56,842	2,038,531
Aviva PLC	141,234	1,954,360
Axa#	88,965	3,146,059
AXA Asia Pacific Holdings, Ltd.#	51,739	223,477
Britannic Group PLC	11,796	137,901
CNP Assurances	2,059	197,322
Corp. Mapfre SA#	6,386	122,965
Friends Provident PLC	112,062	406,199
ING Groep NV	111,309	4,183,146
Insurance Australia Group, Ltd.#	94,723	377,100
Legal & General Group PLC	386,376	882,558
Mediolanum SpA#	15,121	124,872
Millea Holdings, Inc.	57	1,177,902
Mitsui Sumitomo Insurance Co., Ltd.	46,996	619,023
Munchener Rueckversicherungs AG	10,227	1,386,656
Prudential PLC	143,964	1,525,797
QBE Insurance Group, Ltd.	45,660	698,181
Royal & Sun Alliance Insurance Group	173,310	395,530
SCOR	48,911	117,593
Skandia Forsakrings AB#	60,711	398,906
Sompo Japan Insurance, Inc.	32,000	463,566
Storebrand ASA#	13,997	154,587
Swiss Re#	19,129	1,361,877
T&D Holdings, Inc.	8,959	672,770
Topdanmark A/S+#	1,156	117,040
Zurich Financial Services AG+#	8,553	2,020,218

		30,912,336

Investment Company - 0.03%

Macquarie Communications Infrastructure Group	19,795	83,033
SBI Holdings, Inc.#	213	113,538

		196,571

Leisure & Tourism - 1.46%

Accor SA#	11,664	700,381
Amer Group	4,244	88,715
Aristocrat Leisure, Ltd.#@	18,384	163,602
Autogrill SpA#	6,800	99,657
Carnival PLC	10,133	557,132
Creative Technology, Ltd.#	3,300	25,627
EMI Group PLC	46,922	201,907
Enterprise Inns PLC	20,757	326,251
First Choice Holidays PLC	26,657	105,499
Hilton Group PLC	95,092	615,247
Hyatt Regency SA	2,502	33,249
Intercontinental Hotels Group PLC	26,277	404,025
Konami Corp.#	3,461	85,437
Kuoni Reisen Holding+	169	72,397
Lottomatica SpA+#	1,851	73,863
Mitchells & Butlers PLC	29,762	206,694
Namco Bandai Holdings, Inc.+	8,118	100,398
NH Hoteles SA#	4,615	74,520
Nintendo Co., Ltd.	3,800	561,580
OPAP SA	13,257	503,529
Oriental Land Co., Ltd.#	1,971	116,257
Paddy Power PLC (London)	2,676	42,897
Punch Taverns PLC	15,557	233,258
Round One Corp.	400	1,621,498
Sankyo Co., Ltd.	2,000	122,283
Sega Sammy Holdings, Inc.	50,500	2,058,324
Shangri-La Asia, Ltd.	68,000	108,654
Shimano, Inc.#	3,040	87,661
Sky City Entertainment Group, Ltd.#	24,804	82,055
Skylark Co., Ltd.#	3,300	51,684
TABCORP Holdings, Ltd.#	31,120	349,748
Toho Co., Ltd.	5,600	104,663
TUI AG#	13,378	263,900
UNiTAB, Ltd.#	7,130	72,755
Whitbread PLC	15,288	283,940
William Hill PLC	23,359	238,150
Yamaha Motor Co., Ltd.	7,300	166,511

		11,003,948

Machinery - 2.45%

Alfa Laval AB	5,576	140,853
Alstom RGPT+	6,529	557,313
Amada Co., Ltd.	13,863	130,652
Andritz AG	541	69,948
Atlas Copco AB, Series A	19,803	487,329
Atlas Copco AB, Series B#	12,363	280,973
BBA Group PLC	28,822	135,265
Disco Corp.	45,000	2,741,459
Ebara Corp.#	12,000	74,304
FKI PLC	34,581	73,649
Glory, Ltd.#	2,400	53,817
Heidelberger Druckmaschien AG	3,061	131,541
Hitachi Construction Machinery Co., Ltd.#	3,900	95,463
IMI PLC	20,699	189,705
Ishikawajima-Harima Heavy Industries Co., Ltd.+#	42,596	129,141
Japan Steel Works, Ltd.	450,000	2,784,822
KCI Konecranes Oyj	813	51,175
Komatsu, Ltd.	175,000	3,102,795
Komori Corp.	2,905	61,399
Kubota Corp.	40,000	391,428
MAN AG#	8,373	527,252
Metso Oyj	6,270	231,176
Mitsubishi Heavy Industries, Ltd.	398,000	1,868,072

NSK, Ltd.	18,077	137,973
NTN Corp.	15,277	113,405
RHI AG+#	1,232	35,130
Rieter Holding AG	265	102,768
Sandvik AB	11,940	642,622
SIG Holding AG	367	81,330
Sulzer AG	216	135,013
Sumitomo Heavy Industries, Ltd.#	21,000	187,074
Techtronic Industries Co.	64,500	112,308
THK Co., Ltd.	4,000	112,250
Toshiba Machine Co., Ltd.	195,000	2,059,691
Toyota Industries Corp.	7,700	308,458
Wartsila Oyj	3,481	126,881

		18,464,434

Medical Technology - 0.28%

Cochlear, Ltd.#	3,224	117,054
Coloplast A/S#	1,597	106,616
Getinge AB	10,782	155,925
Nobel Biocare Holding AG	1,376	307,081
Novozymes A/S, Series B#	3,006	180,048
Qiagen NV+	8,301	125,353
Smith & Nephew PLC	55,778	496,839
Sonic Healthcare, Ltd.	15,558	178,365
Straumann Holding AG	460	108,402
Synthes, Inc.	2,730	297,923
Zeltia SA#	9,421	65,350

		2,138,956

Metals - 2.60%

Acerinox SA#	10,790	165,444
Alumina, Ltd.	69,130	354,644
Anglo American PLC	84,290	3,148,165
Arcelor#	30,400	1,110,328
Assa Abloy AB	17,452	296,149
Bekaert SA	829	85,131
BHP Billiton, Ltd.#	213,074	3,844,554
BlueScope Steel, Ltd.#	42,337	205,543
Boehler-Uddeholm AG	606	113,631
Corus Group PLC	264,158	333,540
Daido Steel Co., Ltd.	194,000	1,688,225
Hoganas AB, Class B#	1,631	34,519
JFE Holding, Inc.#	21,800	809,617
Kobe Steel, Ltd.#	104,000	397,005
Nippon Steel Corp.#	639,389	2,550,887
Nisshin Steel Co., Ltd.#	33,000	110,414
OneSteel, Ltd.#	33,504	95,511
Rautaruukki Oyj	4,769	160,720
SKF AB	23,377	339,066
Ssab Svenskt Stal AB, Series A	3,037	136,545
Ssab Svenskt Stal AB, Series B	1,445	61,051
Sumitomo Metal Industries, Ltd.#	609,000	2,702,906
ThyssenKrupp AG#	21,391	541,657
Tokyo Steel Manufacturing Co., Ltd.	4,200	81,282
Viohalco, Hellenic Copper and Aluminum Industry SA	6,522	71,764
Voestalpine AG	1,177	137,138

		19,575,436

Mining - 1.24%

BHP Billiton PLC	146,599	2,473,941
Dowa Mining Co., Ltd.	11,000	121,174
Iluka Resources, Ltd.#	13,835	73,046
Mitsubishi Materials Corp.#	38,000	196,028
Mitsui Mining & Smelting Co., Ltd.	22,977	155,331
Newcrest Mining, Ltd.	19,635	308,197
Nippon Light Metal Co., Ltd.#	19,000	53,219
Outokumpu Oyj#	6,026	109,338
Rio Tinto PLC	63,508	2,995,116
Rio Tinto, Ltd.#	16,873	885,090
Sumitomo Metal Mining Co., Ltd.#	20,341	268,619
Sumitomo Titanium Corp.	10,000	1,520,257
Umicore	1,437	204,239

		9,363,595

Multimedia - 0.54%

APN News & Media, Ltd.#	17,120	60,210
Lagardere SCA#	7,149	551,466
Pearson PLC	47,670	593,027
Promotora de Informaciones SA#	4,548	84,218
Publishing & Broadcasting, Ltd.	7,996	100,787
Reuters Group PLC	84,823	565,133
Seat Pagine Gialle SpA+	241,008	118,161
Telecom Italia Media SpA+#	65,062	33,031
Tokyo Broadcasting System, Inc.	1,500	44,738
Vivendi Universal SA#	63,799	1,923,647

		4,074,418

Oil & Gas - 6.89%

Australian Gas Light Co., Ltd.#@	27,120	384,611
BG Group PLC	210,334	2,460,324
BP PLC@	1,243,355	13,719,975
Caltex Australia, Ltd.#	8,018	102,128
Centrica PLC	218,514	1,113,221
ENI SpA	154,601	4,422,275
Gas Natural SDG SA#	10,638	324,165
Hellenic Petroleum SA	6,356	88,369
INPEX Corp.#	15	144,697
Lundin Petroleum AB+#	9,687	107,005
Neste Oil OYJ+	7,571	231,462
Nippon Mining Holdings, Inc.	29,500	219,551
Nippon Oil Corp.	48,000	363,876
Norsk Hydro ASA	8,447	989,672
OMV AG	9,800	607,978
Origin Energy, Ltd.#	46,906	238,918
Osaka Gas Co., Ltd.	78,188	299,269
Petroleum Geo-Services ASA+	3,378	133,237
Prosafe ASA#	2,037	101,338
Repsol YPF SA#	54,386	1,517,846

Royal Dutch Shell PLC, Class A (Amsterdam)	187,354	5,658,231
Royal Dutch Shell PLC, Class A (London )	53,577	1,611,930
Royal Dutch Shell PLC, Class B (London)	163,896	5,156,522
Santos, Ltd.	35,126	295,703
SBM Offshore NV	2,033	200,286
Showa Shell Sekiyu KK	6,700	76,282
Singapore Petroleum Co., Ltd.#	7,943	24,672
Statoil ASA	38,988	996,630
Stolt Offshore SA+#	11,334	152,413
Technip SA#	5,159	310,659
Teikoku Oil Co., Ltd.	8,711	117,929
Tokyo Gas Co., Ltd.#	87,077	396,237
TonenGeneral Sekiyu KK#	12,000	119,917
Total SA, Class B#@	33,222	8,345,116
Woodside Petroleum, Ltd.	27,718	829,764

		51,862,208

Paper/Forest Products - 0.40%

Amcor, Ltd.#@	52,168	287,238
Billerud AB#	3,192	45,582
Holmen AB, Series B	3,169	122,917
Mayr-Melnhof Karton AG	250	36,777
Nippon Paper Group, Inc.	37	171,134
Norske Skogindustrier ASA#	9,676	144,279
OJI Paper Co., Ltd.	30,528	211,228
PaperlinX, Ltd.	26,499	66,703
Rexam PLC	32,795	292,161
Stora Enso Oyj	35,795	510,926
Svenska Cellulosa AB	11,503	482,383
UPM-Kymmene Oyj	31,033	658,586

		3,029,914

Photography - 0.41%

AGFA-Gevaert NV#	5,742	114,264
Fuji Photo Film Co., Ltd.	19,073	614,764
Konica Minolta Holdings, Inc.	17,336	216,318
Nikon Corp.#	110,485	1,881,268
Olympus Corp.#	8,206	236,511

		3,063,125

Pollution Control - 0.01%

Tomra Systems ASA#	10,558	83,723
Waste Management NZ, Ltd.#	5,956	25,407

		109,130

Publishing - 0.56%

Arnoldo Mondadori Editore SpA#	6,935	65,584
Daily Mail & General Trust	17,834	203,158
Emap PLC	15,331	255,307
Eniro AB	10,191	112,916
Gruppo Editoriale L’Espresso SpA#	10,296	52,792
Independent News & Media PLC	32,273	102,652
Independent News PLC	994	3,162
John Fairfax Holdings, Ltd.#	54,903	160,948
Reed Elsevier NV	41,818	564,696
Reed Elsevier PLC	75,765	683,718
Schibsted ASA#	2,891	79,632
SCMP Group, Ltd.	56,372	20,953
Singapore Press Holdings, Ltd.	94,250	257,082
Trinity Mirror PLC	17,208	173,898
United Business Media PLC	16,380	192,540
VNU NV	14,493	469,382
Wolters Kluwer NV	17,176	376,676
Yell Group PLC	41,854	407,543

		4,182,639

Railroads & Equipment - 0.41%

Central Japan Railway Co.	61	597,365
East Japan Railway Co.	133	944,135
Keihin Electric Express Railway Co., Ltd.#	17,582	146,293
Keio Electric Railway Co., Ltd.	22,000	136,106
Keisei Electric Railway Co., Ltd.#	11,000	70,897
Kintetsu Corp.#	60,072	232,153
MTR Corp.	81,500	184,771
Odakyu Electric Railway Co., Ltd.#	25,000	153,984
RT Group PLC+(2)(7)	10,000	877
SMRT Corp., Ltd.	36,000	24,362
Tobu Railway Co., Ltd.#	30,624	153,950
Tokyu Corp.#	34,426	214,755
West Japan Railway Co.	66	267,962

		3,127,610

Real Estate - 2.48%

Allgreen Properties, Ltd.	28,816	24,222
British Land Co. PLC	30,808	653,556
Brixton PLC	15,176	123,839
CapitaLand, Ltd.#	65,000	167,089
Castellum AB	2,329	97,577
Centro Properties Group	47,826	240,804
CFS Gandel Retail Trust	89,744	129,838
Cheung Kong Holdings, Ltd.	88,562	930,318
City Developments, Ltd.	30,000	175,110
Commonwealth Property Office Fund	91,112	91,158
Daito Trust Construction Co., Ltd.	3,053	143,289
DB RREEF Trust	154,162	161,065
Fabege AB	4,600	91,256
Gecina SA	554	69,269
General Property Trust	107,807	331,400
Great Portland Estates PLC	9,651	78,330
Hammerson PLC	16,911	338,101
Hang Lung Properties, Ltd.	110,000	196,331
Henderson Land Development Co., Ltd.	44,000	234,913
Hopewell Holdings, Ltd.	37,955	106,289
Hysan Development Co., Ltd.	38,000	91,896
IMMOFINANZ Immobilien Anlagen AG+	19,936	203,435

ING Industrial Fund	43,905	74,398
Inmobiliaria Colonial SA	1,773	113,924
Investa Property Group	90,611	134,919
IVG Immobilen AG	4,135	107,104
Keppel Land, Ltd.#	21,706	58,831
Kerry Properties, Ltd.	29,000	92,281
Kiwi Income Property Trust	41,970	35,291
Klepierre	1,372	158,318
Kungsleden AB#	2,800	97,987
Land Securities Group PLC	27,814	897,786
Lend Lease Corp., Ltd.	21,311	210,302
Leopalace21 Corp.	49,600	1,773,970
Liberty International PLC	14,331	278,429
Macquarie Goodman Group	71,580	267,710
Meinl European Land, Ltd.+	5,703	105,037
Metrovacesa SA#	3,325	247,658
Mirvac Group#	50,712	158,100
Mitsubishi Estate Co., Ltd.#	118,750	2,484,125
Mitsui Fudosan Co., Ltd.	30,000	626,428
NTT Urban Development Corp.#	10	80,111
PSP Swiss Property AG+	2,229	105,356
Sacyr Vallehermoso SA#	6,521	183,343
Singapore Land, Ltd.	7,488	27,891
Sino Land Co.	90,000	135,020
Slough Estates PLC	25,122	268,494
Stockland	78,570	391,592
Sumitomo Realty & Development Co., Ltd.#	14,000	324,121
Sun Hung Kai Properties, Ltd.	78,395	815,303
Tokyo Tatemono Co., Ltd.	10,000	97,348
Tokyu Land Corp.#	15,000	130,100
Unibail	2,704	443,134
United Overseas Land, Ltd.	30,700	50,438
Urban Corp.	125,000	1,838,942
Westfield Group	87,854	1,157,311
Wihlborgs Fastigheter AB+	965	26,650
Wing Tai Holdings, Ltd.	28,000	25,696

		18,702,533

Real Estate Investment Trusts - 0.20%

Ascendas Real Estate Investment Trust	55,000	73,002
CapitaMall Trust	50,000	71,617
Cofinimmo SA	351	55,613
Corio NV	2,397	157,511
Japan Prime Reality Investment Corp.	17	52,614
Japan Real Estate Investment Corp.	13	116,887
Japan Retail Fund Investment Corp.#	11	86,438
Link REIT+	126,000	273,884
Nippon Building Fund, Inc.	15	145,232
Nomura Real Estate Office Fund, Inc.	8	65,027
Rodamco Europe NV	2,663	244,122
Suntec Real Estate Investment Trust	50,000	36,562
Wereldhave NV	1,235	131,591

		1,510,100

Retail - 3.24%

Aeon Co., Ltd.#	25,530	608,917
Altana AG#	4,169	223,772
Aoyama Trading Co., Ltd.#	2,300	70,741
Bulgari SpA#	8,836	104,864
Carrefour SA#	33,505	1,663,098
Circle K Sunkus Co., Ltd.#	1,700	39,351
Citizen Watch Co., Ltd.#	14,147	126,610
Coles Myer, Ltd.	69,869	508,202
Compagnie Financiere Richemont AG# (3)	29,454	1,282,157
Culture Convenience Club Co., Ltd.	1,000	29,078
D’ieteren SA	165	49,529
Daimaru, Inc.#	8,477	113,700
Dixons Group PLC	110,424	332,825
Douglas Holding AG#	1,973	90,597
FamilyMart Co., Ltd.#	2,556	80,048
Fast Retailing Co., Ltd.#	2,000	172,969
Folli - Follie SA	984	28,995
Germanos SA	3,372	70,372
Giordano International, Ltd.	90,000	47,725
Grafton Group PLC+	12,672	155,555
GUS PLC	52,010	955,678
Hankyu Department Stores, Inc.#	6,120	53,973
Harvey Norman Holdings, Ltd.#	31,410	81,212
Hellenic Duty Free Shops SA	1,097	20,486
Hennes & Mauritz AB, Class B#	28,188	1,027,320
HMV Group PLC	23,815	76,986
Inditex SA#	12,958	464,909
Isetan Co., Ltd.	6,994	126,002
J Sainsbury PLC	80,876	454,068
Jeronimo Martins SA	2,243	36,464
KarstadtQuelle AG+#	3,756	91,960
Kesa Electricals PLC	31,454	146,649
Kingfisher PLC	139,519	558,553
Koninklijke Ahold NV+	92,354	752,228
Lawson, Inc.	2,300	85,800
Marks & Spencer Group PLC	98,623	896,688
Marui Co., Ltd.#	12,296	231,979
Matsumotokiyoshi Co., Ltd.#	1,600	44,104
Metro AG#	8,662	460,497
Mitsukoshi, Ltd.#	17,000	96,388
Next PLC	15,245	439,487
Nitori Co., Ltd.#	1,500	73,295
Pinault-Printemps-Redoute SA#	3,934	453,196
Point, Inc.	30,000	2,210,902
Ryohin Keikaku Co., Ltd.	1,000	74,655
Seven & I Holdings Co., Ltd.	31,600	1,285,952
Shimachu Co., Ltd.#	1,897	55,474
Shimamura Co., Ltd.	800	90,259
Signet Group PLC	103,142	186,606
Sonae SGPS SA	53,456	82,833
Swatch Group AG#	3,206	105,523
Swatch Group AG, Class B#	1,963	318,589
Takashimaya Co., Ltd.#	11,000	158,293
Tesco PLC	465,936	2,761,946
UNY Co., Ltd.	7,295	110,685

Valora Holding AG+	197	40,039
Warehouse Group, Ltd.	8,165	20,736
Woolworths, Ltd.	67,894	924,890
Yamada Denki Co., Ltd.	23,900	2,557,180

		24,411,589

Semiconductors - 0.49%

ARM Holdings PLC	81,952	196,726
ASM Pacific Technology, Ltd.	10,500	58,557
ASML Holding NV+	28,746	596,190
Chartered Semiconductor Manufacturing, Ltd.+#	59,000	48,614
Elpida Memory, Inc.+#	1,600	58,213
Fujitsu, Ltd.#	68,448	544,525
Infineon Technologies AG+	37,742	348,085
Micronas Holding AG+	1,926	62,004
Nec Electronics Corp.#	1,500	50,277
Rohm Co., Ltd.#	4,108	389,756
Sanken Electric Co., Ltd.#	5,000	74,873
Solomon Systech International, Ltd.	112,000	52,331
STATS ChipPAC, Ltd.+#	77,000	54,215
STMicroelectronics NV	37,617	638,278
Tokyo Electron, Ltd.	6,300	420,269
Unaxis Holding AG+#	337	70,651

		3,663,564

Telecommunications - 5.23%

Alcatel SA+#	73,679	995,930
Belgacom SA	9,669	290,872
BT Group PLC	503,147	1,818,352
Cable & Wireless PLC	142,437	266,603
Cosmote Mobile Telecommunications SA	7,902	169,378
Datacraft Asia, Ltd.+	14,000	16,078
Deutsche Telekom AG#	162,066	2,557,318
Eircom Group PLC (London)	1,415	3,708
Eircom Group PLC (Dublin)	46,001	121,164
Elisa Corp., Class A	9,394	189,632
France Telecom SA#	100,398	2,191,029
Hellenic Telecommunications Organization SA+	17,478	372,067
Hikari Tsushin, Inc.#	900	61,857
Hutchison Telecommunications International, Ltd.+	84,000	129,357
Intracom SA	5,073	37,180
KDDI Corp.	99	508,673
Kudelski SA#	2,090	58,848
Marconi Corp PLC+	12,455	86,090
Mobistar SA#	1,690	118,739
Nippon Telegraph and Telephone Corp.	203	882,054
Nokia Oyj	263,301	4,896,167
NTT DoCoMo, Inc.	667	990,822
PCCW, Ltd.	218,657	149,825
Portugal Telecom SGPS SA	45,035	519,902
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,660	56,454
Royal KPN NV	124,683	1,291,654
Singapore Telecommunications, Ltd.	395,790	634,422
SmarTone Telecommunications Holding, Ltd.	17,500	19,673
Swisscom AG#	1,279	384,233
Tandberg ASA#	7,942	61,362
Tele2 AB#	18,814	203,220
Telecom Corp. of New Zealand, Ltd.#	116,173	406,190
Telecom Italia SpA#	635,261	1,710,485
Telecom Italia SpA RNC	357,931	822,739
Telefonaktiebolaget LM Ericsson, Class B	880,157	3,001,272
Telefonica Publicidad e Informacion SA#	9,650	101,643
Telefonica SA	264,927	4,084,067
Telekom Austria AG	20,788	474,614
Telenor ASA	45,497	491,127
TeliaSonera AB#	111,044	591,866
Telstra Corp., Ltd.#	125,643	357,635
Tiscali SpA+#	14,139	41,654
Uniden Corp.	3,000	44,751
Vodafone Group PLC	3,752,078	7,170,341

		39,381,047

Textile - Products - 0.42%

Kuraray Co., Ltd.#	14,461	173,339
Mitsubishi Rayon Co., Ltd.#	22,042	176,088
Nisshinbo Industries, Inc.	6,532	68,407
Teijin, Ltd.	32,277	217,896
Texwinca Holdings, Ltd.	37,286	29,261
Toray Industries, Inc.	311,992	2,396,769
Toyobo Co., Ltd.#	24,876	76,890

		3,138,650

Tobacco - 0.76%

Altadis SA	16,822	705,120
British American Tobacco PLC	94,020	2,243,717
Gallaher Group PLC	38,929	603,209
Imperial Tobacco Group PLC	42,550	1,279,696
Japan Tobacco, Inc.	35	603,192
Swedish Match AB	19,418	259,965

		5,694,899

Utilities - Electric - 2.80%

Chubu Electric Power Co., Inc.#	23,000	609,627
CLP Holdings, Ltd.	107,500	612,989
Contact Energy, Ltd.	17,125	81,512
E. ON AG	36,992	4,093,652
Electric Power Development Co.#	6,480	205,829
Endesa SA	56,597	1,895,921
Enel SpA#	255,656	2,123,666
Energias de Portugal SA	108,594	379,234
Fortum Oyj	25,879	625,485
Hokkaido Electric Power Co, Inc.	6,800	159,939

HongKong Electric Holdings, Ltd.		82,500	378,645
Iberdrola SA#		48,194	1,519,710
International Power PLC+		87,505	438,233
Kansai Electric Power Co., Inc.		30,100	701,338
Kyushu Electric Power Co., Inc.		14,900	359,535
Public Power Corp.		6,203	138,557
RWE AG, Class A#		24,870	2,128,958
Scottish & Southern Energy PLC		51,009	1,027,566
Scottish Power PLC		110,820	1,134,949
Terna SpA#		71,275	187,540
Tohoku Electric Power Co., Inc.		16,716	378,419
Tokyo Electric Power Co., Inc.		45,000	1,216,464
Union Fenosa SA#		12,667	475,744
Vector, Ltd.+		14,849	25,321
Verbund - Oesterreichische Elektrizitatswirtschafts AG, Class A		458	212,929

			21,111,762

Utilities - Gas, Distribution - 0.12%

Alinta, Ltd.#		15,157	124,775
Hong Kong & China Gas		216,400	517,312
Snam Rete Gas SpA#		58,069	255,044

			897,131

Water Services - 0.64%

Kelda Group PLC		22,313	311,605
Kurita Water Industries, Ltd.#		4,510	96,691
Severn Trent PLC		20,648	417,788
Sociedad General de Aguas de Barcelona SA		3,461	95,717
Suez SA#		59,102	2,168,147
Suez Strip SA VVPR+		13,468	161
United Utilities PLC		51,813	620,349
Veolia Environnement		20,519	1,074,608

			4,785,066

Total Common Stock
(Cost $570,080,157)			681,467,727

PREFERRED STOCK - 0.20%

Automotive - 0.10%

Porsche AG#		467	393,131
Volkswagen AG		6,250	321,774

			714,905

Chemical - 0.05%

Henkel KGaA#		3,527	388,427

Machinery - 0.02%

Schindler Holding AG		306	145,000

Multimedia - 0.01%

ProSieben Sat.1 Media AG		3,248	76,460

Utilities - Electric - 0.02%

RWE AG		2,317	182,165

Total Preferred Stock
(Cost $1,094,680)			1,506,957

RIGHTS+ - 0.00%
Chemical - 0.00%

Syngenta AG (8)
Expires 05/23/06
(Cost $4,382)		6,351	7,842

EXCHANGE-TRADED FUNDS - 5.71%
Financial Services - 5.71%

iShares MSCI EAFE Index Fund:		435,400	27,177,668
iShares MSCI Japan Index Fund:		1,144,800	15,798,240

			42,975,908

Total Exchange-Traded Funds
(Cost $42,507,710)			42,975,908

FOREIGN BONDS & NOTES - 0.00%

Oil & Gas - 0.00%

Transco Holdings PLC:
4.19% due 12/14/22	GBP	5,000	13,124
5.56% due 12/14/09 (4)	GBP	5,000	8,954
7.00% due 12/16/24	GBP	5,000	10,978

			33,056

Total Foreign Bonds & Notes
(Cost $21,143)			33,056

Total Long-Term Investment Securities
(Cost $613,708,072)			725,991,490

SHORT-TERM INVESTMENT SECURITIES - 22.51%
Collective Investment Pool - 22.38%

Securities Lending Quality Trust (5)		168,551,917	168,551,917

GOVERNMENT OBLIGATIONS - 0.13%

United States Treasury Bills:
4.11% due 03/09/06@		$10,000	9,991
4.13% due 03/16/06@		10,000	9,983
4.21% due 03/23/06@		10,000	9,974
4.22% due 03/23/06@		900,000	897,696
4.29% due 04/06/06@		40,000	39,830
4.41% due 04/13/06@		20,000	19,895

			987,369

Total Short-term Investment Securities
(Cost $169,539,286)		169,539,286

REPURCHASE AGREEMENT - 3.59%

Agreement with State Street Bank Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $27,025,190 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 6.00%, due 05/15/08 and having an approximate value of $27,835,935

(Cost $27,022,000)@	27,022,000	27,022,000

TOTAL INVESTMENTS
(Cost $810,269,358) (6)	122.49%	922,552,776
Liabilities in excess of other assets	(22.49)%	(169,371,005)

NET ASSETS	100.00%	$753,181,771

ADR - American Depository Receipt

SDR - Swedish Depository Receipt

VVPR - Reduced tax rate shares

+	Non-income producing security
@	The security or a portion thereof represents collateral for open futures contracts.
#	The security or a portion thereof is out on loan.
(1)	A substantial number of the Fund’s holdings were valued using fair value procedures at February 28, 2006. At February 28, 2006, the aggregate value of these securities was $681,745,622 representing 90.52% of net assets.
See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security (See Note 1)
(3)	Consists of more than one class of shares traded together as a unit.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2006.
(5)	The security is purchased with the cash collateral received from securities loaned.
(6)	See note 4 for cost of investments on a tax basis.
(7)	Illiquid security
(8)	The rights allow the Fund to put one share to the issuer for every 30 rights held at a strike price of 234.00 CHF.
(9)	Bonus shares

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2006	Unrealized Appreciation (Depreciation)
8 Long	MSCI Singapore Index	March 2006	$286,109	$290,846	$4,737
13 Long	OMXS 30 Index	March 2006	163,192	163,192	—
5 Long	Hang Seng Index	March 2006	501,044	510,356	9,312
6 Long	IBEX 35 Index	March 2006	813,572	841,825	28,253
25 Long	CAC 40 10 Euro Index	March 2006	1,475,372	1,491,168	15,796
8 Long	Amsterdam Index	March 2006	878,148	875,478	(2,670)
3 Long	DAX Index	March 2006	509,712	518,921	9,209
350 Long	MSCI Pan Euro Index	March 2006	8,734,695	9,204,204	469,509
52 Long	DJ Stoxx 50 Index	March 2006	2,075,695	2,146,686	70,991
4 Long	S&P/MIB Index	March 2006	835,930	899,153	63,223
28 Long	SPI 200 Index	March 2006	2,397,276	2,560,283	163,007
46 Long	FTSE 100 Index	March 2006	4,527,915	4,642,809	114,894

					$946,261

Currency Legend

GBP British Pound

The following represents the investment holdings by country of the International Equities Fund as a percentage of net assets as of February 28, 2006.

Country	Percent of Net Assets
United States	31.86%
Japan	27.14%
United Kingdom	20.33%
France	7.76%
Germany	5.88%
Switzerland	5.77%
Australia	4.40%
Spain	3.27%
Italy	3.24%
Netherlands	3.06%
Sweden	2.02%
Hong Kong	1.35%
Finland	1.25%
Belgium	1.00%
Ireland	0.73%
Singapore	0.72%
Norway	0.59%
Greece	0.58%
Denmark	0.56%
Austria	0.36%
Portugal	0.25%
Luxembourg	0.16%
New Zealand	0.14%
Bermuda	0.07%

Total Investments	122.49%

See Notes to Schedule of Investments

INTERNATIONAL GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

		Principal Amount (Denominated in Local Currency)	Value (Note 1)
CORPORATE BONDS - 13.55%
Finland - 0.16%

Sampo Housing Loan Bank PLC,
2.50% due 9/23/10	EUR	200,000	$229,738

France - 0.56%

Dexia Municipal Agency,
0.80% due 5/21/12	JPY	95,000,000	792,129

Germany - 0.45%

Aries Vermogensverwaltung GmbH,
9.60% due 10/25/14	USD	500,000	643,200

Ireland - 0.72%

GE Capital UK Funding,
4.63% due 1/18/16	GBP	250,000	432,433
Porsche International Financing PLC,
3.88% due 2/1/16	EUR	500,000	581,422

			1,013,855

Italy - 0.46%

Mediobanca SpA,
3.75% due 2/2/16	EUR	550,000	648,865

Netherlands - 0.59%

Nederlandse Waterschapsbank,
3.25% due 6/18/07	EUR	700,000	837,497

Spain - 0.53%

Telefonica Emisiones SAU,
5.38% due 2/2/18	GBP	440,000	754,354

United Kingdom - 1.52%

BAE Systems PLC,
11.88% due 12/29/08	GBP	320,000	663,633
Clydesdale Bank PLC,
4.88% due 2/17/16	GBP	360,000	629,992
Tesco PLC,
0.70% due 9/20/06	JPY	100,000,000	866,323

			2,159,948

United States - 8.56%

BMW US Capital Corp. LLC,
2.75% due 9/23/10	EUR	750,000	864,103
Citigroup, Inc.,
0.80% due 10/30/08	JPY	150,000,000	1,295,910
3.63% due 11/30/12 (3)	EUR	700,000	827,219
Coca Cola Enterprises, Inc.,
3.13% due 12/15/08	EUR	350,000	413,948
General Electric Capital Corp.:
1.00% due 3/21/12	JPY	170,000,000	1,420,758
4.13% due 9/19/35	EUR	600,000	693,331
5.00% due 2/8/10	USD	2,140,000	2,122,737
Goldman Sachs Group, Inc.,
5.35% due 1/15/16	USD	400,000	395,780
National Rural Utilities Cooperative Finance Corp.,
6.50% due 3/14/07	EUR	660,000	812,719
Pfizer, Inc.,
1.20% due 2/22/11	JPY	100,000,000	861,604
Procter & Gamble Co.:
2.00% due 6/21/10	JPY	200,000,000	1,787,078
4.13% due 12/7/20	EUR	560,000	667,640

			12,162,827

Total Corporate Bonds
(Cost $19,990,666)			19,242,413

GOVERNMENT BONDS - 81.76%
Argentina - 2.72%

Republic of Argentina:
4.89% due 8/3/12 (1)	USD	3,330,000	2,732,265
5.25% due 12/31/38 (2)	USD	1,318,134	528,572
8.28% due 12/31/33	USD	603,274	603,877

			3,864,714

Australia - 0.22%

Queensland Treasury Corp.,
5.50% due 5/14/10	AUD	420,000	312,957

Belgium - 0.69%

Kingdom of Belgium:
5.00% due 3/28/35	EUR	415,000	601,052
5.50% due 3/28/28	EUR	250,000	375,841

			976,893

Brazil - 10.95%

Brazil Federative Republic:
5.25% due 4/15/12 (1)	USD	1,338,224	1,338,224
7.88% due 3/7/15	USD	915,000	1,022,970
8.00% due 1/15/18	USD	1,410,000	1,578,495
8.25% due 1/20/34	USD	570,000	678,300
8.75% due 2/4/25	USD	560,000	676,200
8.88% due 10/14/19	USD	660,000	795,300
8.88% due 4/15/24	USD	275,000	336,462
10.25% due 6/17/13	USD	845,000	1,055,405
10.50% due 7/14/14	USD	430,000	553,625
11.00% due 8/17/40	USD	4,210,000	5,584,565
12.50% due 1/5/16 (4)	BRL	3,876,000	1,925,497

			15,545,043

Canada - 3.35%

Government of Canada:
3.00% due 6/1/07	CAD	1,680,000	1,461,243
4.25% due 9/1/08	CAD	1,465,000	1,296,747
5.25% due 6/1/13	CAD	2,130,000	2,005,193

			4,763,183

Colombia - 1.18%

Republic of Colombia,
12.00% due 10/22/15 (4)	COP	2,867,000,000	1,682,709

Denmark - 0.20%

Kingdom of Denmark,
7.00% due 11/10/24	DKK	1,250,000	286,371

Finland - 0.61%

Republic of Finland,
3.00% due 7/4/08	EUR	730,000	869,014

France - 0.99%

Government of France:
2.50% due 7/12/10	EUR	570,000	658,975
4.75% due 4/25/35	EUR	530,000	742,606
5.50% due 4/25/29	EUR	347	526

			1,402,107

Germany - 2.61%

Federal Republic of Germany:
3.75% due 1/4/15	EUR	545,000	663,587
4.50% due 8/17/07	EUR	2,500,000	3,044,578

			3,708,165

Greece - 1.89%

Republic of Greece:
6.00% due 5/19/10	EUR	886,837	1,166,013
8.60% due 3/26/08	EUR	1,150,000	1,517,618

			2,683,631

Hungary - 1.39%

Government of Hungary:
9.00% due 4/12/07	HUF	107,000,000	516,781
9.25% due 10/12/07	HUF	297,300,000	1,453,119

			1,969,900

Indonesia - 0.40%

Republic of Indonesia,
7.25% due 4/20/15	USD	550,000	567,030

Italy - 2.91%

Republic of Italy:
4.00% due 2/1/37	EUR	530,000	624,926
4.75% due 2/1/13	EUR	1,920,000	2,463,936
9.00% due 11/1/23	EUR	532,912	1,046,489

			4,135,351

Japan - 10.27%

Government of Japan:
0.50% due 6/20/07	JPY	122,300,000	1,059,606
0.80% due 3/20/13	JPY	253,000,000	2,100,272
1.40% due 12/20/14	JPY	341,700,000	2,918,423
1.90% due 12/20/10	JPY	358,200,000	3,212,728
2.00% due 3/20/25	JPY	365,200,000	3,168,694
5.00% due 9/21/09	JPY	215,200,000	2,128,183

			14,587,906

Mexico - 1.31%

United Mexican States:
6.75% due 9/27/34	USD	350,000	391,125
8.30% due 8/15/31	USD	650,000	851,500
9.50% due 12/18/14	MXN	5,820,000	610,892

			1,853,517

Netherlands - 3.77%

Kingdom of Netherlands,
3.00% due 7/15/07	EUR	4,485,000	5,349,032

Peru – 1.34%

Republic of Peru:
7.35% due 7/21/25	USD	1,275,000	1,348,312
8.75% due 11/21/33	USD	450,000	551,250

			1,899,562

Philippines - 3.06%

Republic of Philippines:
7.75% due 1/14/31	USD	500,000	503,750
8.25% due 1/15/14	USD	1,080,000	1,169,100
9.50% due 2/2/30	USD	465,000	556,837
9.88% due 1/15/19	USD	430,000	518,150
10.63% due 3/16/25	USD	1,230,000	1,595,925

			4,343,762

Poland - 1.16%

Government of Poland,
5.75% due 3/24/10	PLN	4,990,000	1,650,546

Russia - 4.43%

Russian Federation:
7.50% due 3/31/30 (2)	USD	5,160,000	5,827,704
12.75% due 6/24/28	USD	250,000	462,800

			6,290,504

South Africa - 1.39%

Republic of South Africa,
13.00% due 8/31/10	ZAR	9,990,000	1,972,832

Spain - 1.94%

Kingdom of Spain:
4.20% due 1/31/37	EUR	1,060,000	1,364,589
5.75% due 7/30/32	EUR	875,000	1,388,706

			2,753,295

Sweden - 2.36%

Kingdom of Sweden:
4.00% due 12/1/09	SEK	6,600,000	862,540
5.00% due 1/28/09	SEK	18,600,000	2,486,503

			3,349,043

Turkey - 3.08%

Republic of Turkey:
6.88% due 3/17/36	USD	260,000	263,900
7.00% due 6/5/20	USD	310,000	322,013
7.25% due 3/15/15	USD	2,020,000	2,158,875
8.00% due 2/14/34	USD	490,000	559,212
11.88% due 1/15/30	USD	675,000	1,068,187

			4,372,187

Ukraine - 0.89%

Government of Ukraine,
7.65% due 6/11/13	USD	1,180,000	1,269,444

United Kingdom - 1.50%

Government of United Kingdom:
4.75% due 3/7/20	GBP	465,000	868,268
5.00% due 9/7/14	GBP	681,000	1,261,675
5.75% due 12/7/09	GBP	250	460

			2,130,403

United States - 9.75%

Federal Home Loan Bank,
6.80% due 11/21/16	USD	1,000,000	1,153,122
Federal National Mtg. Assoc.,
2.13% due 10/9/07	JPY	250,000,000	2,217,455
United States Treasury Bonds,
8.00% due 11/15/21	USD	2,165,000	2,949,643
United States Treasury Bonds,
4.50% due 2/15/36 TIPS(7)	USD	1,090,000	1,089,404
United States Treasury Notes:
4.00% due 2/15/15	USD	510,000	487,847
4.13% due 8/15/10	USD	3,460,000	3,390,665
4.25% due 11/15/13	USD	2,620,000	2,557,877

			13,846,013

Uruguay - 1.03%

Republic of Uruguay:
7.50% due 3/15/15	USD	450,000	477,000
8.00% due 11/18/22	USD	910,000	985,075

			1,462,075

Venezuela - 3.99%

Republic of Venezuela:
6.00% due 12/9/20	USD	590,000	547,225
8.50% due 10/8/14	USD	1,600,000	1,817,600
9.25% due 9/15/27	USD	1,665,000	2,139,525
9.38% due 1/13/34	USD	900,000	1,166,400

			5,670,750

Vietnam - 0.38%

Socialist Republic of Vietnam,
6.88% due 1/15/16	USD	525,000	542,996

Total Government Bonds (Cost $112,618,285)			116,110,935

SUPRANATIONAL - 1.70%

European Investment Bank,
4.00% due 1/15/07 (Cost $1,763,727)	EUR	2,000,000	2,407,326

RIGHTS - 0.49%

Republic of Argentina, Expires 12/15/35 (6)		8,900,780	676,460
United Mexican States, Series D
Expires 06/30/06 VRR+(4)		500,000	6,750
United Mexican States, Series E
Expires 06/30/07 VRR+(4)		500,000	12,500

Total Rights (Cost $422,783)			695,710

Total Long-Term Investment Securities (Cost $134,795,461)			138,456,384

TOTAL INVESTMENTS (Cost $134,795,461)(5)		97.50%	138,456,384
Other assets less liabilities		2.50%	3,551,984

NET ASSETS		100.00%	$142,008,368

TIPS - Treasury Inflation Protected Security

VRR - Value Recovery Rights

+	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of February 28, 2006.
(2)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Variable rate security - the rate reflected is as of February 28, 2006; maturity date reflects next reset date.
(4)	Fair valued security (see Note 1)
(5)	See Note 4 for cost of investments on a tax basis.
(6)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(7)	Principal amount of security is adjusted for inflation.

The following represents the investment holdings by industry of the International Government Bond Fund as a percentage of net assets as of February 28, 2006:

Industry	Percent of Net Assets
Foreign Government Bonds	72.01%
Government Obligations	7.38%
Financial Services	5.00%
Banks	3.70%
Government Agencies	2.37%
Household Products	1.73%
Supranational	1.70%
Retail	0.61%
Automotive	0.61%
Drugs	0.61%
Telecommunications	0.53%
Foreign Government Rights	0.49%
Aerospace/Defense	0.47%
Beverages	0.29%

97.50%

Open Forward Currency Contracts

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Appreciation
*SEK 20,600,000	USD 2,745,934	05/03/2006	$130,294

Contract to Deliver	In Exchange For	Delivery Date	Gross Unrealized Depreciation
*USD 2,671,231	SEK 20,600,000	05/03/2006	(55,591)

			$74,703

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	United State Dollar
ZAR	South African Rand

See Notes to Schedule of Investments

INTERNATIONAL GROWTH I FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1) (3)
COMMON STOCK - 95.32%
Airlines - 0.53%

Ryanair Holdings PLC Sponsored ADR+#	46,196	$2,452,546

Apparel & Products - 1.97%

Adidas-Salomon AG	19,054	3,724,316
Esprit Holdings, Ltd.	245,500	1,884,419
Luxottica Group SpA	79,130	2,224,021
Puma AG Rudolf Dassier Sport	3,700	1,330,433

		9,163,189

Auto - Cars - 0.16%

Hyundai Motor Co.	8,730	742,626

Automotive - 2.87%

Bridgestone Corp.	74,000	1,443,573
Continental AG	40,176	4,110,533
Honda Motor Co., Ltd.	8,900	526,305
Nissan Motor Co., Ltd.	61,000	703,422
Suzuki Motor Corp.	36,700	727,848
Toyota Motor Corp.	108,650	5,820,344

		13,332,025

Banks - 15.56%

Akbank TAS	96,925	982,473
Anglo Irish Bank Corp. PLC	242,860	3,979,129
Banco Bilbao Vizcaya Argentaria SA	114,080	2,322,353
Banco Popolare Di Verona e Novara SCRL#	112,886	2,708,242
Banco Santander Central Hispano SA	69,506	1,014,948
Bangkok Bank PCL	229,000	740,459
Bank of Ireland	110,166	1,961,747
Bank of Yokohama, Ltd.	233,500	1,883,087
BNP Paribas SA	23,870	2,209,064
China Construstion Bank+*#	3,048,796	1,417,225
Credit Agricole SA	56,510	2,063,796
Credit Suisse Group	33,717	1,866,491
Erste Bank Der Oesterreichischen Sparkassen AG	68,362	4,156,568
ForeningsSparbanken AB	77,380	2,063,063
HDFC Bank, Ltd.	8,600	457,434
Hypo Real Estate Holding AG	27,480	1,805,617
Julius Baer Holding AG	16,780	1,441,802
KBC Bankverzekeringsholding#	44,185	4,613,073
Kookmin Bank ADR+	3,400	257,550
Mitsubishi Tokyo Financial Group, Inc.	240	3,672,227
Mizuho Financial Group, Inc.	98	780,639
National Australia Bank, Ltd.#	65,550	1,779,153
National Bank of Greece SA	89,026	4,607,401
OTP Bank Rt. GDR	15,680	1,174,200
OTP Bank Rt.	34,078	1,273,577
Powszechna Kasa Oszczednosci Bank Polski SA	49,020	533,205
PT Bank Central Asia Tbk	1,651,000	645,380
Shinsei Bank, Ltd.	228,000	1,541,076
Societe Generale, Class A#	36,670	5,195,998
Standard Bank Group, Ltd.	62,292	794,312
Standard Chartered, PLC	122,270	3,193,330
UBS AG	67,567	7,162,976
UniCredito Italiano SpA (Milan)	267,930	1,948,100

		72,245,695

Beverages - 2.41%

Companhia De Bebidas das Americas ADR	20,800	882,752
Diageo PLC	297,480	4,570,115
InBev NV	34,339	1,587,604
Pernod-Ricard SA#	24,298	4,157,885

		11,198,356

Broadcasting - 0.86%

Grupo Televisa SA ADR	22,600	1,773,196
Rogers Communications, Inc., Class B#	43,970	1,760,425
Societe Television Francaise 1	15,865	477,796

		4,011,417

Building Materials - 2.20%

Asahi Glass Co., Ltd.	169,000	2,379,749
Bouygues SA	17,440	914,701
Cemex SA ADR	19,970	1,233,347
CRH PLC	31,833	1,041,720
Daikin Industries, Ltd.#	20,600	686,661
Matsushita Electric Works, Ltd.#	105,000	1,220,589
Taisei Corp.#	571,000	2,755,891

		10,232,658

Chemical - 3.70%

BASF AG	21,536	1,623,654
JSR Corp.	33,800	993,279
Kaneka Corp.	66,000	869,845
Koninklijke DSM NV	19,021	790,984
L’Air Liquide SA	16,870	3,327,911
Lonza Group AG#	24,760	1,605,839
Nitto Denko Corp.	42,500	3,642,111
Shin-Etsu Chemical Co., Ltd.	38,100	2,028,756
Syngenta AG+	15,957	2,261,916

		17,144,295

Commercial Services - 3.96%

ABB, Ltd.+	245,610	2,933,893
ACS, Actividades de Construccion y Servicios SA	28,900	1,077,780
Aker Kvaerner ASA+	25,277	2,046,536
Brambles Industries, Ltd.	80,900	601,770
Cap Gemini SA+	16,500	814,602

Cintra Concesiones de Infrastructuras de Transporte SA+#	101,647	1,348,673
Grupo Ferrovial SA	38,182	2,859,475
Li & Fung, Ltd.	152,000	306,491
Lotte Shopping Co.+*	8,788	185,690
Macquarie Infrastructure Group	489,900	1,265,361
Vinci SA#	53,442	4,933,460

		18,373,731

Conglomerates - 1.27%

Hutchison Whampoa, Ltd.	77,000	729,653
Keppel Corp., Ltd.	173,000	1,487,075
LVMH Moet Hennessy Louis Vuitton SA	20,870	1,894,944
Siemens AG	19,500	1,789,091

		5,900,763

Drugs - 8.55%

Astellas Pharma, Inc.#	63,850	2,462,749
AstraZeneca PLC	96,786	4,471,814
Eisai Co., Ltd.	34,650	1,602,962
GlaxoSmithKline PLC	332,956	8,455,578
Merck KGaA	8,886	889,291
Novartis AG#	76,996	4,106,139
Roche Holding AG#	59,599	8,804,363
Sanofi-Aventis#	61,364	5,215,772
Schering AG	20,880	1,499,896
Shire PLC	83,900	1,321,283
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	20,894	877,339

		39,707,186

Electronics/Electrical Equipment - 7.30%

Advantest Corp.#	12,300	1,397,578
Canon, Inc.	53,400	3,354,295
Fanuc, Ltd.	13,300	1,122,159
Keyence Corp.	10,800	2,945,134
Matsushita Electric Industrial Co., Ltd.	189,000	4,014,593
Mitsubishi Electric Corp.	83,000	659,792
Murata Manufacturing Co., Ltd.	20,100	1,245,017
NGK Insulators, Ltd.#	24,000	323,982
Omron Corp.	22,400	622,592
Ricoh Co., Ltd.	88,000	1,633,218
Samsung Electronics Co., Ltd.	5,980	4,191,005
Samsung Electronics Co., Ltd. GDR+*	10,740	3,799,275
Schneider Electric SA#	64,230	6,559,589
SMC Corp.	4,300	605,558
Toshiba Corp.#	253,000	1,431,927

		33,905,714

Financial Services - 2.15%

Kookmin Bank	10,700	813,451
Man Group PLC	83,506	3,384,291
ORIX Corp.	22,150	5,799,665

		9,997,407

Foods - 2.11%

Groupe Danone	8,070	932,258
Nestle SA	20,188	5,933,581
Royal Numico NV+	67,396	2,918,093

		9,783,932

Freight - 0.18%

Yamato Transport Co., Ltd.	43,000	823,677

Healthcare - 1.44%

Essilor International SA#	28,926	2,491,664
Hoya Corp.	106,600	4,212,010

		6,703,674

Hospital Supplies - 0.50%

Fresenius Medical Care AG#	21,462	2,306,659

Household Products - 2.16%

Kao Corp.	39,000	1,059,030
Reckitt Benckiser PLC	252,271	8,980,057

		10,039,087

Human Resources - 0.17%

Capita Group PLC	95,124	791,670

Information Processing - Hardware - 0.13%

Nidec Corp.	7,600	604,034

Information Processing - Services - 0.22%

Check Point Software Technologies, Ltd.+	48,810	1,037,701

Information Processing - Software - 0.86%

Infosys Technologies, Ltd. ADR	24,400	1,727,520
SAP AG	8,160	1,664,702
Satyam Computer Services, Ltd.	14,200	584,330

		3,976,552

Insurance - 4.34%

Aegon NV	34,430	567,343
Assicurazioni Generali SpA	41,250	1,479,353
Aviva PLC	81,466	1,127,306
AXA#	224,861	7,951,732
ING Groep NV	67,966	2,554,256
Manulife Financial Corp	26,281	1,678,682
Ping An Insurance Group Co. of China, Ltd.	176,500	406,788
Power Corp. of Canada	25,496	704,452

QBE Insurance Group, Ltd.	145,780	2,229,102
Swiss Re	20,590	1,465,892

		20,164,906

Leisure & Tourism - 3.52%

Accor SA#	39,900	2,395,849
Enterprise Inns PLC	55,000	864,469
Hilton Group PLC	414,340	2,680,788
Nintendo Co., Ltd.	12,400	1,832,525
OPAP SA	109,376	4,154,330
Sega Sammy Holdings, Inc.	37,400	1,524,383
William Hill PLC	211,450	2,155,778
Yamaha Motor Co., Ltd.	32,200	734,472

		16,342,594

Machinery - 1.93%

Alstom RGPT+	13,390	1,142,966
Atlas Copco AB, Series A	77,870	1,916,290
Komatsu, Ltd.	75,500	1,338,634
MAN AG	19,475	1,226,351
Sandvik AB	26,530	1,427,870
Shanghai Electric Group Corp.+	1,690,000	743,592
Sumitomo Heavy Industries, Ltd.#	130,000	1,158,080

		8,953,783

Medical Technology - 0.41%

Smith & Nephew PLC	142,780	1,271,803
Synthes, Inc.	5,590	610,034

		1,881,837

Metals - 1.23%

BHP Billiton, Ltd.	285,120	5,144,500
Companhia Vale do Rio Doce ADR	12,420	576,660

		5,721,160

Mining - 0.27%

Rio Tinto, Ltd.#	23,780	1,247,403

Multimedia - 0.60%

Vivendi Universal SA#	92,362	2,784,870

Oil & Gas - 7.73%

BG Group PLC	403,686	4,722,005
BP PLC	500,596	5,523,897
Canadian Natural Resources, Ltd.	20,826	1,137,829
Cnooc Ltd.	2,664,000	2,213,540
EnCana Corp.	20,218	836,153
ENI SpA#	151,648	4,337,806
Lukoil ADR	9,300	743,070
OMV AG	14,730	913,829
Petroleo Brasileiro SA	8,900	711,733
Saipem SpA#	70,000	1,485,047
Suncor Energy, Inc.	22,135	1,655,572
Tokyo Gas Co., Ltd.	195,000	887,333
Total SA, Class B#	42,572	10,693,766

		35,861,580

Publishing - 0.27%

Reed Elsevier NV	58,030	783,617
Yell Group PLC	46,490	452,685

		1,236,302

Railroads & Equipment - 1.08%

Canadian National Railway Co.(CAD)	26,436	1,237,534
Canadian National Railway Co.(USD)	15,580	1,469,973
East Japan Railway Co.	326	2,314,196

		5,021,703

Real Estate - 0.20%

Leopalace21 Corp.	9,000	321,890
Sun Hung Kai Properties, Ltd.	56,000	582,396

		904,286

Retail - 4.26%

Compagnie Financiere Richemont AG	101,718	4,427,870
Inditex SA	75,480	2,708,081
Next PLC	54,770	1,578,926
Pinault-Printemps-Redoute SA#	16,940	1,951,483
Shoppers Drug Mart Corp.+	18,000	702,609
Tesco PLC	627,590	3,720,188
Wal-Mart de Mexico SA de CV	338,500	966,866
Yamada Denki Co., Ltd.#	34,550	3,696,676

		19,752,699

Semiconductors - 0.80%

ASML Holding NV+	119,510	2,478,631
Hynix Semiconductor, Inc.+	17,740	597,774
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	66,500	647,045

		3,723,450

Shipbuilding - 0.09%

Daewoo Shipbuilding & Marine Engineering Co., Ltd.	15,800	425,665

Telecommunications - 3.66%

America Movil SA de CV ADR	134,780	4,680,909
e.Biscom SpA+	14,580	703,198
Hellenic Telecommunications Organization SA+	106,120	2,259,057
Hutchison Telecommunications International, Ltd.+	1,085,000	1,670,859
KDDI Corp.	336	1,726,404
Singapore Telecommunications, Ltd.	871,000	1,396,147

Telefonaktiebolaget LM Ericsson, Class B	228,810	780,226
Telekomunikasi Indosia TbK PT	840,000	559,142
Telenor ASA	239,446	2,584,748
Telkom SA, Ltd.	23,650	622,305

		16,982,995

Textile - Products - 0.46%

Toray Industries, Inc.	278,500	2,139,479

Tobacco - 1.28%

British American Tobacco PLC	149,030	3,556,489
Imperial Tobacco Group PLC	61,665	1,854,582
Swedish Match AB	40,800	546,224

		5,957,295

Utilities - Electric - 0.77%

E. ON AG	13,690	1,514,979
Iberdrola SA	33,790	1,065,506
International Power PLC+	194,714	975,146

		3,555,631

Water Services - 1.16%

Veolia Environnement#	103,092	5,399,071

Total Common Stock
(Cost $349,725,915)		442,531,303

PREFERRED STOCK - 0.45%
Automotive - 0.19%

Porsche AG
	1,070	900,751

Chemical - 0.26%

Henkel KGaA
	10,817	1,191,273

Total Preferred Stock
(Cost $1,791,210)		2,092,024

EXCHANGE-TRADED FUNDS - 0.74%
Financial Services - 0.74%

iShares MSCI EAFE Index Fund:
(Cost $3,398,373)	55,000	3,433,100

WARRANTS - 0.00%
Chemical - 0.00%
Syngenta AG (Strike price $234.00)+
(Cost $13,106)	15,957	19,704

Total Long-Term Investment Securities
(Cost $354,928,604)		448,076,131

SHORT-TERM INVESTMENT SECURITIES - 15.94%
Collective Investment Pool - 14.28%

Securities Lending Quality Trust (1)	66,286,938	66,289,938

Commercial Paper - 0.36%

Jupiter Securitization Corp.
4.56% due 03/01/06	$1,671,000	1,671,000

Time Deposit - 1.30%

Euro Time Deposit with State Street Bank & Trust Co.:
3.60% due 03/01/06	6,026,000	6,026,000

Total Short-Term Investment Securities
(Cost $73,986,938)		73,986,938

REPURCHASE AGREEMENT - 1.58%

Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $7,333,866 and collateralized by Federal Nationat Mtg. Assoc. Notes, bearing interest at 3.25%, due 02/15/09 and having an approximate value of $7,483,170 (Cost $7,333,000)	7,333,000	7,333,000

TOTAL INVESTMENTS
(Cost $436,248,542) (4)	114.03%	529,396,069
Other assets less liabilities	(14.03)%	(65,136,847)

NET ASSETS	100.00%	$464,259,222

ADR - American Depository Receipt

GDR - Global Depository Receipt

#	The security or a portion thereof is out on loan.
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2006, the aggregate value of these securities was $5,402,191 representing 1.16% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	Fair valued security (see Note 2)
(3)	A substantial number of the Fund’s holdings were valued using fair value procedures at February 28, 2006. At February 28, 2006, the aggregate value of these securities was $409,845,134 representing 88.28% of net assets.

See Note 1 regarding fair value pricing procedures for foreign equity securities.

(4)	See Note 4 for cost of investments on a tax basis.

The following represents the investment holdings by country held by the International Growth I Fund as a percent of net assets as February 28, 2006

Country	Percent of Net Assets
United States	22.95%
Japan	18.37%
France	15.83%
United Kingdom	14.14%
Switzerland	9.05%
Germany	5.51%
Italy	3.21%
Spain	2.67%
Australia	2.64%
Canada	2.41%
Greece	2.37%
Netherlands	2.17%
Hong Kong	1.59%
Ireland	1.50%
Korea	1.50%
Sweden	1.45%
Belgium	1.34%
Austria	1.09%
Norway	1.00%
Singapore	0.62%
China	0.55%
Hungary	0.53%
South Africa	0.31%
Indonesia	0.26%
Turkey	0.21%
Mexico	0.21%
Thailand	0.16%
Brazil	0.15%
India	0.13%
Poland	0.11%

114.03%

See Notes to Schedule of Investments

LARGE CAP CORE FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 98.30%
Advertising - 1.00%

Omnicom Group, Inc.	317	$25,303

Aerospace/Defense - 1.91%

Lockheed Martin Corp.	406	29,585
United Technologies Corp.	321	18,779

		48,364

Apparel & Products - 1.36%

Chico’s FAS, Inc.+	434	20,420
Coach, Inc.+	393	14,038

		34,458

Banks - 6.21%

Bank of America Corp.	1,236	56,670
State Street Bank & Trust Co.	280	17,494
U.S. Bancorp	820	25,346
Wells Fargo & Co.	608	39,034
Zions Bancorp.	230	18,980

		157,524

Beverages - 1.68%

Diageo PLC (2)	1,348	20,709
PepsiCo, Inc.	371	21,930

		42,639

Chemical - 1.47%

Air Products & Chemicals, Inc.	346	22,199
PPG Industries, Inc.	247	14,976

		37,175

Coal - 0.82%

Massey Energy Co.	227	8,444
Peabody Energy Corp.	254	12,261

		20,705

Commercial Services - 1.30%

Accenture, Ltd., Class A	630	20,576
Cintas Corp.	304	12,491

		33,067

Conglomerates - 2.82%

General Electric Co.	2,174	71,459

Drugs - 5.77%

Abbott Laboratories	404	17,849
Caremark Rx, Inc.+	498	24,775
Novartis AG - ADR	319	16,987
Pfizer, Inc.	1,832	47,980
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	326	13,689
Wyeth	501	24,950

		146,230

Financial Services - 10.47%

American Express Co.	410	22,091
Capital One Financial Corp.	178	15,593
Citigroup, Inc.	1,720	79,756
Goldman Sachs Group, Inc.	191	26,986
JPMorgan Chase & Co.	877	36,080
Legg Mason, Inc.	154	20,111
Merrill Lynch & Co., Inc.	317	24,475
Morgan Stanley	377	22,492
T. Rowe Price Group, Inc.	232	17,813

		265,397

Foods - 0.49%

General Mills, Inc.	253	12,460

Freight - 0.84%

United Parcel Service, Inc., Class B	285	21,292

Hospital Supplies - 3.17%

Johnson & Johnson	735	42,373
Medtronic, Inc.	353	19,044
St. Jude Medical, Inc.+	416	18,970

		80,387

Household Products - 2.71%

Colgate-Palmolive Co.	341	18,578
Procter & Gamble Co.	837	50,161

		68,739

Information Processing - Hardware - 2.33%

Dell, Inc.+	673	19,517
Hewlett-Packard Co.	684	22,442
International Business Machines Corp.	212	17,011

		58,970

Information Processing - Services - 2.92%

Affiliated Computer Services, Inc., Class A+	147	9,249
Cadence Design Systems, Inc.+	849	15,070
eBay, Inc.+	433	17,346
Google, Inc.+	89	32,273

		73,938

Information Processing - Software - 4.58%

Microsoft Corp.	2,505	67,384
Oracle Corp.+	3,918	48,662

		116,046

Insurance - 4.14%

Aetna, Inc.	786	40,086
Chubb Corp.	129	12,352
Hartford Financial Services Group, Inc.	232	19,112
Prudential Financial, Inc.	257	19,799
WellPoint, Inc.+	178	13,669

		105,018

Leisure & Tourism - 0.67%

Outback Steakhouse, Inc.	406	16,975

Machinery - 2.76%

Deere & Co.	269	20,517
Pall Corp.	950	27,949
Rockwell Automation, Inc.	314	21,405

		69,871

Medical - Biomedical/Gene - 2.14%

Amgen, Inc.+	333	25,138
Biogen Idec, Inc.+	615	29,059

		54,197

Medical Technology - 1.73%

Baxter International, Inc.	631	23,884
Zimmer Holdings, Inc.+	290	20,062

		43,946

Metals - 0.57%

Phelps Dodge Corp.	104	14,352

Multimedia - 1.77%

News Corp., Class A	955	15,547
Time Warner, Inc.	889	15,389
Walt Disney Co.	502	14,051

		44,987

Oil & Gas - 10.53%

Apache Corp.	392	26,233
BP, PLC ADR	615	40,848
ConocoPhillips	317	19,324
Exxon Mobil Corp.	1,481	87,927
Occidental Petroleum Corp.	183	16,752
Schlumberger, Ltd.	350	40,250
Weatherford International, Ltd.+	513	22,121
XTO Energy, Inc.	319	13,363

		266,818

Paper/Forest Products - 0.55%

Weyerhaeuser Co.	204	13,931

Retail - 6.83%

Amazon.com, Inc.+	382	14,321
Best Buy Co., Inc.	473	25,476
BJ’s Wholesale Club, Inc.+	476	15,070
J.C. Penney Co., Inc.	395	23,163
Lowe’s Cos., Inc.	369	25,158
Nordstrom, Inc.	700	26,600
Wal-Mart Stores, Inc.	958	43,455

		173,243

Semiconductors - 2.78%

Altera Corp.+	1,767	35,411
Texas Instruments, Inc.	1,178	35,163

		70,574

Telecommunications - 7.57%

Alltel Corp.	313	19,766
Cisco Systems, Inc.+	1,980	40,075
Motorola, Inc.	1,431	30,624
QUALCOMM, Inc.	1,067	50,373
Sprint Corp.	1,086	26,097
Verizon Communications, Inc.	742	25,005

		191,940

Tobacco - 1.63%

Altria Group, Inc.	576	41,414

Utilities - Communication - 0.64%

AT&T, Inc.	590	16,278

Utilities - Electric - 2.14%

DPL, Inc.	488	13,137
Exelon Corp.	239	13,649
PG&E Corp.	327	12,443
TXU Corp.	288	15,088

		54,317

TOTAL INVESTMENTS
(Cost $2,453,783) (1)	98.30%	2,492,014
Other assets less liabilities	1.70%	43,116

NET ASSETS	100.00%	$2,535,130

ADR	-	American Depository Receipt
+		Non-income producing security
(1)		See Note 4 for cost of investments on a tax basis.
(2)		Security was valued using fair value procedures at February 28, 2006. See Note 1 regarding fair value pricing procedures for foreign equity securities.

See Notes to Schedule of Investments

LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.94%
Advertising - 1.08%

Omnicom Group, Inc.	45,000	$3,591,900

Aerospace/Defense - 3.76%

Boeing Co.	70,000	5,088,300
L-3 Communications Holdings, Inc.	47,600	3,956,036
United Technologies Corp.	58,800	3,439,800

		12,484,136

Apparel & Products - 3.48%

Coach, Inc.+	182,200	6,508,184
Nike, Inc., Class B	58,100	5,041,918

		11,550,102

Automotive - 1.19%

Danaher Corp.	65,000	3,937,700

Beverages - 4.31%

Constellation Brands, Inc., Class A+	257,900	6,793,086
PepsiCo, Inc.	127,400	7,530,614

		14,323,700

Chemical - 1.01%

Sigma-Aldrich Corp.#	51,800	3,336,438

Conglomerates - 5.50%

General Electric Co.	411,700	13,532,579
ITT Industries, Inc.	90,000	4,725,000

		18,257,579

Drugs - 2.04%

Abbott Laboratories	79,600	3,516,728
Novartis AG ADR	61,100	3,253,575

		6,770,303

Electronics/Electrical Equipment - 3.53%

Ametek, Inc.	159,800	6,845,832
Fisher Scientific International, Inc.+	71,300	4,859,808

		11,705,640

Financial Services - 5.62%

American Express Co.	62,700	3,378,276
Bear Stearns Cos., Inc.	38,300	5,149,052
Goldman Sachs Group, Inc.	35,000	4,945,150
Merrill Lynch & Co., Inc.	67,300	5,196,233

		18,668,711

Hospital Management - 2.37%

Omnicare, Inc.	129,400	7,873,990

Hospital Supplies - 4.88%

Cardinal Health, Inc.	63,400	4,602,840
Johnson & Johnson	113,600	6,549,040
Medtronic, Inc.	93,800	5,060,510

		16,212,390

Household Products - 2.20%

Procter & Gamble Co.	121,800	7,299,474

Information Processing - Hardware - 3.30%

Apple Computer, Inc.+	48,500	3,324,190
EMC Corp.+	286,900	4,022,338
International Business Machines Corp.	45,000	3,610,800

		10,957,328

Information Processing - Services - 4.72%

eBay, Inc.+	123,100	4,931,386
Google, Inc.+	20,900	7,578,758
Yahoo!, Inc.+	99,000	3,173,940

		15,684,084

Information Processing - Software - 4.47%

Microsoft Corp.	429,800	11,561,620
Oracle Corp.+	262,500	3,260,250

		14,821,870

Insurance - 6.92%

Coventry Health Care, Inc.+	106,300	6,337,606
Marsh & McLennan Cos., Inc.	107,300	3,316,643
UnitedHealth Group, Inc.	113,600	6,614,928
WellPoint, Inc.+	87,200	6,696,088

		22,965,265

Leisure & Tourism - 0.50%

Carnival Corp.	31,800	1,642,470

Machinery - 3.58%

Dover Corp.	100,000	4,794,000
IDEX Corp.#	149,900	7,082,775

		11,876,775

Medical - Biomedical/Gene - 4.58%

Amgen, Inc.+	92,400	6,975,276
Biogen Idec, Inc.+	104,900	4,956,525
Genzyme Corp.+	47,200	3,272,848

		15,204,649

Multimedia - 1.24%

Walt Disney Co.	146,800	4,108,932

Oil & Gas - 2.07%

Halliburton Co.	44,200	3,005,600
Smith International, Inc.	100,000	3,873,000

		6,878,600

Railroads & Equipment - 1.61%

Norfolk Southern Corp.	104,700	5,358,546

Retail - 9.59%

CVS Corp.	234,100	6,632,053
Home Depot, Inc.	185,900	7,835,685
Kohl’s Corp.+	140,600	6,764,266
Target Corp.	61,400	3,340,160
Urban Outfitters, Inc.+	124,000	3,484,400
Wal-Mart Stores, Inc.	83,500	3,787,560

		31,844,124

Semiconductors - 4.86%

Applied Materials, Inc.	164,100	3,009,594
Intel Corp.	399,498	8,229,659
Texas Instruments, Inc.	164,300	4,904,355

		16,143,608

Telecommunications - 8.53%

Cisco Systems, Inc.+	348,300	7,049,592
Corning, Inc.+	160,000	3,905,600
Nokia OYJ Sponsored ADR	389,600	7,238,768
QUALCOMM, Inc.	141,600	6,684,936
Sprint Corp.	142,600	3,426,678

		28,305,574

Total Long-Term Investment Securities
(Cost $309,265,283)		321,803,888

SHORT-TERM INVESTMENT SECURITIES - 2.99%
Collective Investment Pool - 2.99%

Securities Lending Quality Trust (1)
(Cost $9,949,730)	9,949,730	9,949,730

REPURCHASE AGREEMENTS - 2.81%
State Street Bank & Trust Co., Joint Repurchase Agreement (2)	$339,000	339,000
UBS Warburg LLC, Joint Repurchase Agreement (2)	9,000,000	9,000,000

Total Repurchase Agreements
(Cost $9,339,000)		9,339,000

TOTAL INVESTMENTS
(Cost $328,554,013) (3)	102.74%	341,092,618
Liabilities in excess of other assets	(2.74)%	(9,108,664)

NET ASSETS	100.00%	$331,983,954

ADR - American Depository Receipt

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

LARGE CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.82%
Advertising - 0.52%

Omnicom Group, Inc.	700	$55,874

Aerospace/Defense - 4.86%

Boeing Co.	2,480	180,271
General Dynamics Corp.	490	60,402
L-3 Communications Holdings, Inc.	700	58,177
Lockheed Martin Corp.	1,640	119,507
Northrop Grumman Corp.	860	55,126
United Technologies Corp.	900	52,650

		526,133

Apparel & Products - 1.65%

Coach, Inc.+	2,800	100,016
Nike, Inc., Class B	900	78,102

		178,118

Automotive - 0.56%

Danaher Corp.	1,000	60,580

Banks - 1.26%

Kookmin Bank ADR+	700	53,025
Uniao de Bancos Brasileiros SA GDR	950	83,553

		136,578

Beverages - 2.60%

Constellation Brands, Inc., Class A+	4,000	105,360
PepsiCo, Inc.	2,980	176,148

		281,508

Broadcasting - 0.36%

Grupo Televisa SA ADR	500	39,230

Chemical - 0.48%

Sigma-Aldrich Corp.	800	51,528

Commercial Services - 1.48%

ABB, Ltd.+ (3)	6,100	72,867
Accenture, Ltd., Class A	1,350	44,091
Moody’s Corp.	640	42,880

		159,838

Conglomerates - 2.59%

General Electric Co.	6,300	207,081
ITT Industries, Inc.	1,400	73,500

		280,581

Drugs - 3.82%

Abbott Laboratories	1,200	53,016
Allergan, Inc.	570	61,708
AstraZeneca, PLC ADR	850	39,313
Barr Pharmaceuticals, Inc.+	730	49,041
Caremark Rx, Inc.+	1,380	68,655
Novartis AG ADR	1,870	99,578
Roche Holding AG (3)	280	41,363

		412,674

Electronics/Electrical Equipment - 3.93%

Agilent Technologies, Inc.+	1,250	45,000
Ametek, Inc.	2,500	107,100
Fisher Scientific International, Inc.+	1,100	74,976
Jabil Circuit, Inc.+	1,100	41,635
Koninklijke Philips Electronics NV	1,250	40,650
Matsushita Electric Industrial Co., Ltd. (3)	3,000	63,723
NVIDIA Corp.+	1,100	51,843

		424,927

Financial Services - 6.95%

American Express Co.	1,000	53,880
Bear Stearns Cos., Inc.	980	131,751
Charles Schwab Corp.	2,590	41,984
CIT Group, Inc.	800	43,016
Goldman Sachs Group, Inc.	1,270	179,438
Lehman Brothers Holdings, Inc.	960	140,112
Merrill Lynch & Co., Inc.	1,000	77,210
ORIX Corp. (3)	160	41,894
SLM Corp.	760	42,872

		752,157

Healthcare - 0.42%

McKesson Corp.	830	44,928

Hospital Management - 1.13%

Omnicare, Inc.	2,000	121,700

Hospital Supplies - 2.76%

AmerisourceBergen Corp.	1,020	46,910
Cardinal Health, Inc.	1,000	72,600
Johnson & Johnson	1,800	103,770
Medtronic, Inc.	1,400	75,530

		298,810

Household Products - 1.44%

Procter & Gamble Co.	2,600	155,818

Information Processing - Hardware - 5.24%

Apple Computer, Inc.+	3,230	221,384
Dell, Inc.+	1,360	39,440
EMC Corp.+	4,500	63,090
Hewlett-Packard Co.	2,810	92,196

International Business Machines Corp.	700	56,168
Seagate Technology+	2,120	56,329
Western Digital Corp.+	1,740	38,715

		567,322

Information Processing - Services - 3.09%

eBay, Inc.+	1,900	76,114
Google, Inc.+	580	210,320
Yahoo!, Inc.+	1,500	48,090

		334,524

Information Processing - Software - 3.72%

Autodesk, Inc.	1,690	63,628
Microsoft Corp.	9,360	251,784
Oracle Corp.+	4,000	49,680
Red Hat, Inc.+	1,400	37,618

		402,710

Insurance - 10.21%

Aetna, Inc.	3,180	162,180
Chubb Corp.	450	43,088
CIGNA Corp.	700	85,925
Coventry Health Care, Inc.+	1,600	95,392
Health Net, Inc.+	860	41,237
Marsh & McLennan Cos., Inc.	1,600	49,456
MetLife, Inc.	1,210	60,645
Prudential Financial, Inc.	1,560	120,182
UnitedHealth Group, Inc.	5,230	304,543
WellPoint, Inc.+	1,850	142,061

		1,104,709

Leisure & Tourism - 1.13%

Carnival Corp.	500	25,825
Darden Restaurants, Inc.	1,310	54,941
Yum! Brands, Inc.	860	41,022

		121,788

Machinery - 3.48%

Dover Corp.	1,600	76,704
IDEX Corp.	2,300	108,675
Joy Global, Inc.	950	48,982
Komatsu, Ltd.	4,000	70,921
Precision Castparts Corp.	1,350	71,604

		376,886

Medical - Biomedical/Gene - 3.19%

Amgen, Inc.+	2,370	178,911
Biogen Idec, Inc.+	1,600	75,600
Genentech, Inc.+	490	41,988
Genzyme Corp.+	700	48,538

		345,037

Metals - 0.98%

Phelps Dodge Corp.	770	106,260

Multimedia - 0.60%

Walt Disney Co.	2,300	64,377

Oil & Gas - 3.32%

Apache Corp.	635	42,494
Devon Energy Corp.	1,340	78,564
Halliburton Co.	700	47,600
McDermott International, Inc.+	800	41,240
Smith International, Inc.	1,600	61,968
Valero Energy Corp.	1,630	87,678

		359,544

Optical Instruments & Lenses - 1.12%

Alcon, Inc.	1,055	121,494

Railroads & Equipment - 2.10%

Burlington Northern Santa Fe Corp.	1,840	144,698
Norfolk Southern Corp.	1,600	81,888

		226,586

Retail - 7.02%

CVS Corp.	3,600	101,988
Express Scripts, Inc., Class A+	800	69,816
Home Depot, Inc.	3,900	164,385
J.C. Penney Co., Inc.	800	46,912
Kohl’s Corp.+	2,200	105,842
Nordstrom, Inc.	2,860	108,680
Target Corp.	900	48,960
Urban Outfitters, Inc.+	1,900	53,390
Wal-Mart Stores, Inc.	1,300	58,968

		758,941

Semiconductors - 5.98%

Applied Materials, Inc.	2,500	45,850
Broadcom Corp., Class A+	1,830	82,515
Freescale Semiconductor, Inc., Class A+	1,700	45,713
Intel Corp.	6,100	125,660
Lam Research Corp.+	1,100	47,410
Marvell Technology Group, Ltd.+	1,310	80,198
National Semiconductor Corp.	3,540	99,297
Texas Instruments, Inc.	4,040	120,594

		647,237

Telecommunications - 8.12%

America Movil SA de CV ADR	2,000	69,460
Cisco Systems, Inc.+	8,470	171,433
Corning, Inc.+	2,500	61,025

Harris Corp.	1,150	52,532
Motorola, Inc.	7,280	155,792
Nokia Oyj Sponsored ADR	8,200	152,356
QUALCOMM, Inc.	2,200	103,862
Sprint Corp.	2,200	52,866
Tellabs, Inc.+	4,050	59,494

		878,820

Therapeutics - 0.71%

Gilead Sciences, Inc.+	1,240	77,215

Total Long-Term Investment Securities
(Cost $9,405,513)		10,474,432

REPURCHASE AGREEMENT - 2.71%

State Street Bank & Trust Co. Repurchase Agreement (1)
(Cost $293,000)	$293,000	293,000

TOTAL INVESTMENTS
(Cost $9,698,513) (2)	99.53%	10,767,432
Other assets less liabilities	0.47%	50,683

NET ASSETS	100.00%	$10,818,115

ADR - American Depository Receipt

GDR - Global Depository Receipt

+	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investment on a tax basis.
(3)	Security was valued using fair value procedures at February 28, 2006. See Note 1 regarding fair value pricing procedures for foreign equity securities.

See Notes to Schedule of Investments

MID CAP INDEX FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.38%
Advertising - 0.32%

Catalina Marketing Corp.#	78,800	$1,747,784
Harte-Hanks, Inc.#	113,700	3,184,737
Valassis Communications, Inc.+#	95,300	2,625,515

		7,558,036

Aerospace/Defense - 0.46%

Alliant Techsystems, Inc.+#	73,400	5,609,228
DRS Technologies, Inc.#	77,900	4,110,783
Sequa Corp., Class A+	12,900	1,095,339

		10,815,350

Airlines - 0.37%

Airtran Holdings, Inc.+#	175,700	3,123,946
Alaska Air Group, Inc.+#	66,700	2,137,735
JetBlue Airways Corp.+#	301,800	3,440,520

		8,702,201

Apparel & Products - 2.38%

Abercrombie and Fitch Co., Class A#	175,300	11,801,196
AnnTaylor Stores Corp.+	145,400	5,278,020
Chico’s FAS, Inc.+	362,100	17,036,805
Foot Locker, Inc.	312,200	7,214,942
Payless ShoeSource, Inc.+#	137,200	3,251,640
Polo Ralph Lauren Corp., Class A	121,600	7,047,936
Timberland Co., Class A+	109,700	3,844,985

		55,475,524

Appliances/Furnishings - 0.65%

Furniture Brands International, Inc.#	101,800	2,516,496
Herman Miller, Inc.	138,200	4,172,258
HNI Corp.#	109,600	6,388,584
Lancaster Colony Corp.#	51,000	2,047,140

		15,124,478

Automotive - 2.07%

Advance Auto Parts, Inc.+	216,450	8,950,208
ArvinMeritor, Inc.#	140,600	2,353,644
Borg-Warner, Inc.	114,100	6,363,357
Carlisle Cos., Inc.#	61,100	4,802,460
Carmax, Inc.+#	209,400	6,579,348
Donaldson Co., Inc.#	136,600	4,734,556
Lear Corp.#	134,300	2,801,498
Modine Manufacturing Co.	69,000	1,935,450
SPX Corp.	131,700	6,486,225
Thor Industries, Inc.#	69,200	3,266,240

		48,272,986

Auto - Replacement Parts - 0.31%

O’Reilly Automotive, Inc.+#	224,200	7,335,824

Banks - 4.07%

Associated Banc-Corp.#	273,100	9,413,757
Bank of Hawaii Corp.#	102,700	5,484,180
Cathay General Bancorp#	100,400	3,577,252
City National Corp.	83,200	6,319,872
Colonial BancGroup, Inc.	308,600	7,748,946
Commerce Bancorp, Inc.#	347,400	11,523,258
Cullen/Frost Bankers, Inc.#	94,500	5,208,840
First American Corp., Class A	191,500	8,073,640
FirstMerit Corp.#	166,400	4,116,736
Greater Bay Bancorp	101,000	2,716,900
Mercantile Bankshares Corp.#	246,449	9,414,352
SVB Financial Group+	71,100	3,625,389
TCF Financial Corp.#	227,500	5,769,400
Texas Regional Bancshares, Inc., Class A#	82,600	2,550,688
Westamerica Bancorp.#	64,300	3,487,632
Wilmington Trust Corp.	135,800	5,813,598

		94,844,440

Beverages - 0.13%

PepsiAmericas, Inc.#	123,000	2,942,160

Broadcasting - 0.21%

Emmis Communications Corp., Class A+#	73,800	1,208,106
Entercom Communications Corp.+#	76,300	2,149,371
Westwood One, Inc.	131,300	1,463,995

		4,821,472

Building Materials - 1.04%

Fastenal Co.#	247,800	10,880,898
Martin Marietta Materials, Inc.	92,700	9,038,250
RPM International, Inc.#	235,600	4,250,224

		24,169,372

Chemical - 2.44%

Airgas, Inc.	134,100	4,879,899
Albemarle Corp.#	76,500	3,247,425
Cabot Corp.	124,200	4,597,884
Cabot Microelectronics Corp.+#	48,700	1,661,644
Chemtura Corp.	480,000	5,318,400
Cytec Industries, Inc.#	79,400	4,235,196
Ferro Corp.#	83,900	1,684,712
FMC Corp.+#	76,000	4,621,560
Lubrizol Corp.	136,100	5,887,686
Lyondell Chemical Co.	410,000	8,577,200
Minerals Technologies, Inc.#	40,200	2,151,906
Olin Corp.#	143,600	3,017,036
Sensient Technologies Corp.#	94,200	1,688,064
Valspar Corp.	202,700	5,357,361

		56,925,973

Coal - 1.54%

Arch Coal, Inc.#	142,500	10,418,175
Peabody Energy Corp.#	526,200	25,399,674

		35,817,849

Commercial Services - 2.40%

Adesa, Inc.#	179,300	4,482,500
Alliance Data Systems Corp.+	137,100	5,930,946
Brinks Co.#	117,500	5,753,975
CDW Corp.	125,600	7,141,616
Corporate Executive Board Co.	79,000	7,900,000
Deluxe Corp.#	101,500	2,514,155
Dycom Industries, Inc.+#	80,300	1,714,405
Moneygram International, Inc.	170,400	4,885,368
Navigant Consulting, Inc.+#	101,000	1,968,490
Plexus Corp.+#	87,100	2,923,076
Quanta Services, Inc.+#	236,100	3,232,209
Rollins, Inc.#	58,800	1,138,956
Sotheby’s Holdings, Inc., Class A+	89,800	1,896,576
United Rentals, Inc.+#	133,900	4,365,140

		55,847,412

Conglomerates - 0.20%

Trinity Industries, Inc.#	87,300	4,626,900

Drugs - 1.26%

Cephalon, Inc.+#	116,200	9,235,576
Par Pharmaceutical Cos., Inc.+#	68,500	2,037,190
Perrigo Co.	166,400	2,644,096
Sepracor, Inc.+#	212,200	12,161,182
Valeant Pharmaceuticals International#	185,300	3,302,046

		29,380,090

Electronics/Electrical Equipment - 3.64%

Ametek, Inc.	140,500	6,019,020
Amphenol Corp., Class A	177,800	8,930,894
Arrow Electronics, Inc.+	239,200	8,321,768
Avnet, Inc.+	291,900	7,335,447
Commscope, Inc.+	110,000	2,638,900
Energizer Holdings, Inc.+	130,600	7,134,678
Gentex Corp.#	310,800	5,177,928
Hawaiian Electric Industries, Inc.#	162,000	4,330,260
Hubbell, Inc., Class B	121,500	5,646,105
Kemet Corp.+#	173,400	1,544,994
Newport Corp.+	80,000	1,419,200
Polycom, Inc.+	188,200	3,654,844
Silicon Laboratories, Inc.+#	89,600	4,299,008
Teleflex, Inc.#	81,100	5,243,115
Thomas & Betts Corp.+#	105,900	5,210,280
Varian, Inc.+#	62,300	2,485,770
Vishay Intertechnology, Inc.+	368,400	5,349,168

		84,741,379

Financial Services - 3.77%

A.G. Edwards, Inc.	153,500	6,861,450
American Financial Group, Inc.	93,200	3,858,480
AmeriCredit Corp.+	258,200	7,616,900
Eaton Vance Corp.#	261,100	7,357,798
IndyMac Bancorp, Inc.#	128,500	4,988,370
Investors Financial Services Corp.#	130,000	5,864,300
Jefferies Group, Inc.#	98,800	5,635,552
Legg Mason, Inc.	243,700	31,824,783
Raymond James Financial, Inc.	113,900	4,895,422
Waddell & Reed Financial, Inc., Class A	167,600	3,903,404
Webster Financial Corp.#	107,700	5,078,055

		87,884,514

Foods - 1.13%

Dean Foods Co.+	269,300	10,090,671
Hormel Foods Corp.#	146,100	5,030,223
Smithfield Foods, Inc.+#	197,800	5,227,854
Smucker, J.M. Co.#	116,800	4,615,936
Tootsie Roll Industries, Inc.#	50,431	1,425,180

		26,389,864

Freight - 2.76%
Alexander & Baldwin, Inc.#	87,900	4,283,367
CH Robinson Worldwide, Inc.	341,900	15,323,958
CNF, Inc.#	104,400	5,238,792
Expeditors International of Washington, Inc.#	213,300	16,592,607
GATX Corp.#	101,300	4,021,610
JB Hunt Transport Services, Inc.#	247,500	5,855,850
Overseas Shipholding Group, Inc.#	59,200	2,993,744
Swift Transportation Co., Inc.+#	105,000	2,503,200
Werner Enterprises, Inc.#	103,300	2,007,119
YRC Worldwide, Inc.+#	116,200	5,559,008

		64,379,255

Healthcare - 3.12%

Advanced Medical Optics, Inc.+#	133,400	5,933,632
Apria Healthcare Group, Inc.+	99,200	2,280,608
Community Health Systems, Inc.+	177,100	6,715,632
Covance, Inc.+#	125,100	7,061,895
Dentsply International, Inc.	157,300	8,964,527
Edwards Lifesciences Corp.+#	119,600	4,945,460
Intuitive Surgical, Inc.+	70,900	6,395,180
Lincare Holdings, Inc.+	194,500	7,955,050
Pharmaceutical Product Development, Inc.	100,600	7,000,754
Renal Care Group, Inc.+	136,800	6,526,728
Steris Corp.	136,800	3,388,536
Universal Health Services, Inc., Class B#	109,100	5,480,093

		72,648,095

Heavy Duty Trucks/Parts - 0.12%

Bandag, Inc.#	23,500	1,005,095
Federal Signal Corp.#	96,300	1,724,733

		2,729,828

Home Builders - 1.15%

Beazer Homes USA, Inc.#	82,400	5,228,280
Hovnanian Enterprises, Inc., Class A+#	71,600	3,301,476
MDC Holdings, Inc.#	65,100	3,989,979
Ryland Group, Inc.#	93,500	6,521,625
Toll Brothers, Inc.+#	236,700	7,659,612

		26,700,972

Hospital Management - 1.29%

LifePoint Hospitals, Inc.+	114,300	3,550,158
Omnicare, Inc.#	238,900	14,537,065
Triad Hospitals, Inc.+#	172,300	7,419,238
VCA Antech, Inc.+	165,300	4,620,135

		30,126,596

Hospital Supplies - 1.76%

Beckman Coulter, Inc.	124,300	6,705,985
Henry Schein, Inc.+	174,400	8,135,760
Hillenbrand Industries, Inc.#	122,300	6,217,732
Techne Corp.+#	77,800	4,626,766
Varian Medical Systems, Inc.+#	263,100	15,228,228

		40,914,471

Household Products - 0.59%

American Greetings Corp., Class A#	131,400	2,756,772
Church & Dwight Co., Inc.#	128,800	4,447,464
Scotts Co., Class A	90,400	4,329,256
Tupperware Corp.	106,900	2,265,211

		13,798,703

Human Resources - 0.65%

Kelly Services, Inc., Class A#	38,700	1,044,513
Korn/Ferry International+#	84,400	1,776,620
Manpower, Inc.	174,700	9,370,908
MPS Group, Inc.+#	202,300	3,062,822

		15,254,863

Information Processing - Hardware - 2.27%

Avocent Corp.+#	97,800	3,267,498
Diebold, Inc.#	138,700	5,548,000
Imation Corp.	68,700	3,012,495
Ingram Micro, Inc., Class A+#	231,900	4,586,982
Sandisk Corp.+	368,300	22,223,222
Tech Data Corp.+	113,000	4,692,890
Western Digital Corp.+#	431,500	9,600,875

		52,931,962

Information Processing - Services - 4.67%

3Com Corp.+	774,200	3,600,030
Anteon International Corp.+	65,400	3,615,966
BISYS Group, Inc.+	241,700	3,410,387
Cadence Design Systems, Inc.+	567,600	10,074,900
Ceridian Corp.+	290,600	7,514,916
Checkfree Corp.+	181,400	8,972,044
Cognizant Technology Solutions Corp., Class A+	276,500	15,929,165
CSG Systems International, Inc.+#	97,300	2,138,654
DST Systems, Inc.+#	126,100	7,090,603
Dun & Bradstreet Corp.+	132,800	9,659,872
Fair Issac & Co., Inc.#	130,800	5,574,696
Gartner, Inc., Class A+#	115,900	1,631,872
Jack Henry & Associates, Inc.#	149,800	3,297,098
McAfee, Inc.+	335,600	7,806,056
McDATA Corp., Class A+#	306,100	1,352,962
Mentor Graphics Corp.+#	158,400	1,778,832
National Instruments Corp.#	110,800	3,595,460
Reynolds and Reynolds Co., Class A#	102,400	2,836,480
SRA International, Inc., Class A+#	74,400	2,568,288
Synopsys, Inc.+	288,700	6,313,869

		108,762,150

Information Processing - Software - 1.79%

Acxiom Corp.#	151,500	3,920,820
Advent Software, Inc.+#	32,200	895,160
ChoicePoint, Inc.+#	179,400	7,965,360
F5 Networks, Inc.+	78,800	5,344,216
Fidelity National Information Services, Inc.	187,200	7,422,480
RSA Security, Inc.+#	142,000	2,084,560
SEI Investments Co.	127,000	5,307,330
Sybase, Inc.+#	182,200	3,886,326
Transaction Systems Architects, Inc., Class A+	74,400	2,481,984
Wind River Systems, Inc.+#	149,500	2,312,765

		41,621,001

Insurance - 6.05%

AmerUs Group Co.#	77,400	4,663,350
Arthur J. Gallagher & Co.#	190,500	5,617,845
Brown & Brown, Inc.#	222,500	6,957,575
Everest Reinsurance Group, Ltd.#	123,700	12,251,248
Fidelity National Financial, Inc.	347,200	13,110,272
Hanover Insurance Group, Inc.	107,500	5,208,375
HCC Insurance Holdings, Inc.	211,600	6,811,404
Health Net, Inc.+	229,100	10,985,345
Horace Mann Educators Corp.#	86,000	1,603,900

Leucadia National Corp.#	164,350	8,915,988
Mercury General Corp.#	71,100	3,974,490
Ohio Casualty Corp.#	127,300	3,896,653
Old Republic International Corp.#	458,350	9,758,271
PMI Group, Inc.	179,200	7,759,360
Protective Life Corp.	139,500	6,800,625
Radian Group, Inc.	166,100	9,426,175
StanCorp Financial Group, Inc.	109,300	5,913,130
Unitrin, Inc.#	91,000	4,399,850
W.R. Berkley Corp.	224,350	12,987,621

		141,041,477

Leisure & Tourism - 2.49%

Activision, Inc.+	547,554	6,844,425
Applebee’s International, Inc.#	152,700	3,533,478
Bob Evans Farms, Inc.#	71,700	2,091,489
Boyd Gaming Corp.#	87,400	3,822,002
Brinker International, Inc.#	172,100	7,167,965
Callaway Golf Co.#	131,600	2,170,084
CBRL Group, Inc.#	93,600	4,158,648
Cheesecake Factory, Inc., Class A+	157,200	5,684,352
GTECH Holdings Corp.	250,200	8,351,676
International Speedway Corp., Class B#	70,500	3,338,880
Macrovision Corp.+#	101,800	2,057,378
Outback Steakhouse, Inc.#	131,500	5,498,015
Ruby Tuesday, Inc.#	116,300	3,320,365

		58,038,757

Machinery - 3.70%

AGCO Corp.+#	181,000	3,538,550
Crane Co.#	99,800	3,841,302
Flowserve Corp.+#	110,500	5,679,700
Graco, Inc.	137,200	5,717,124
Granite Construction, Inc.	66,000	3,059,100
Jacobs Engineering Group, Inc.+	116,400	9,980,136
Joy Global, Inc.	243,050	12,531,658
Kennametal, Inc.	77,200	4,514,656
Nordson Corp.	65,400	3,264,768
Pentair, Inc.#	202,400	8,126,360
Precision Castparts Corp.	265,800	14,098,032
Tecumseh Products Co., Class A#	37,000	836,570
Timken Co.	166,400	4,772,352
Zebra Technologies Corp., Class A+#	140,700	6,210,498

		86,170,806

Medical - Biomedical/Gene - 1.47%

Affymetrix, Inc.+#	132,700	4,712,177
Invitrogen Corp.+#	105,700	7,497,301
Millennium Pharmaceuticals, Inc.+	621,100	6,509,128
PDL BioPharma, Inc.+#	225,700	7,066,667
Vertex Pharmaceuticals, Inc.+#	198,300	8,574,492

		34,359,765

Medical Technology - 1.17%
Charles River Laboratories International, Inc.+#	144,700	6,996,245
Cytyc Corp.+#	228,000	6,573,240
Gen-Probe, Inc.+	101,600	5,075,936
Inamed Corp.+#	72,700	6,428,861
Martek Biosciences Corp.+#	63,400	2,160,672

		27,234,954

Metals - 0.56%

Harsco Corp.#	83,600	6,669,608
Steel Dynamics, Inc.#	76,700	3,528,200
Worthington Industries, Inc.	143,000	2,802,800

		13,000,608

Multimedia - 0.28%

Belo Corp.	189,500	4,024,980
Media General, Inc., Class A#	48,200	2,414,820

		6,439,800

Oil & Gas - 8.03%

Cooper Cameron Corp.+#	226,900	9,189,450
Denbury Resources, Inc.+#	229,200	6,497,820
ENSCO International, Inc.	306,600	13,701,954
Equitable Resources, Inc.	241,900	8,795,484
FMC Technologies, Inc.+	137,800	6,465,576
Forest Oil Corp.+	109,300	5,426,745
Grant Prideco, Inc.+	257,200	10,408,884
Hanover Compressor Co.+#	183,700	2,806,936
Helmerich & Payne, Inc.#	104,100	6,846,657
Newfield Exploration Co.+	254,500	9,836,425
Noble Energy, Inc.	350,000	14,714,000
ONEOK, Inc.	234,300	7,167,237
Patterson-UTI Energy, Inc.	345,700	9,524,035
Pioneer Natural Resources Co.	257,100	10,821,339
Plains Exploration & Production Co.+	156,800	6,389,600
Pogo Producing Co.#	119,900	5,978,214
Pride International, Inc.+#	317,000	9,817,490
Quicksilver Resources, Inc.+#	133,700	4,855,984
Smith International, Inc.#	400,900	15,526,857
Southwestern Energy Co.+	333,600	10,705,224
Tidewater, Inc.#	121,100	6,327,475
Western Gas Resources, Inc.	114,900	5,435,919

		187,239,305

Paper/Forest Products - 1.04%

Bowater, Inc.#	111,900	2,911,638
Glatfelter	88,200	1,450,008
Longview Fibre Co.#	102,300	1,925,286
Packaging Corp. of America#	125,500	2,862,655
Potlatch Corp.#	58,500	2,131,740
Rayonier, Inc.#	151,801	6,542,623
Sonoco Products Co.#	198,400	6,491,648

		24,315,598

Pollution Control - 0.73%

Mine Safety Appliances Co.#	52,800	2,104,080
Republic Services, Inc., Class A	244,300	9,495,941
Stericycle, Inc.+	88,200	5,331,690

		16,931,711

Publishing - 0.84%

Banta Corp.#	48,000	2,338,080
Lee Enterprises, Inc.#	91,000	3,180,450
Readers Digest Assoc., Inc., Class A#	197,200	2,995,468
Scholastic Corp.+#	71,400	2,100,588
Washington Post Co., Class B#@	11,800	8,876,550

		19,491,136

Real Estate Investment Trusts - 3.48%

AMB Property Corp.	171,000	9,174,150
Developers Diversified Realty Corp.	217,900	10,936,401
Highwoods Properties, Inc.	108,200	3,500,270
Hospitality Properties Trust	144,000	6,408,000
Liberty Property Trust	176,600	7,908,148
Macerich Co.	139,000	10,014,950
Mack-Cali Realty Corp.	123,900	5,563,110
New Plan Excel Realty Trust, Inc.	208,600	5,225,430
Regency Centers Corp.	135,900	8,765,550
United Dominion Realty Trust, Inc.#	274,500	7,342,875
Weingarten Realty Investors#	160,900	6,336,242

		81,175,126

Retail - 4.65%

99 Cents Only Stores+#	96,100	1,093,618
Aeropostale, Inc.+	108,700	3,118,603
American Eagle Outfitters, Inc.	263,200	6,695,808
Barnes & Noble, Inc.#	105,400	4,539,578
BJ’s Wholesale Club, Inc.+	135,300	4,283,598
Blyth, Inc.#	53,400	1,189,752
Borders Group, Inc.#	133,700	3,226,181
Claire’s Stores, Inc.	198,800	6,369,552
Copart, Inc.+#	139,400	3,602,096
Dollar Tree Stores, Inc.+#	212,800	5,834,976
GameStop Corp.+	114,300	4,575,429
Michaels Stores, Inc.	267,400	8,583,540
MSC Industrial Direct Co., Inc., Class A	107,900	5,111,223
Pacific Sunwear of California, Inc.+	148,400	3,533,404
PETsMART, Inc.#	280,800	7,289,568
Pier 1 Imports, Inc.#	173,400	1,825,902
Regis Corp.#	90,600	3,468,168
Rent-A-Center, Inc.+#	142,000	3,314,280
Ross Stores, Inc.	289,200	8,190,144
Ruddick Corp.#	69,700	1,685,346
Saks, Inc.+	278,000	5,254,200
Urban Outfitters, Inc.+	220,700	6,201,670
Williams-Sonoma, Inc.+	230,900	9,349,141

		108,335,777

Savings & Loan - 1.13%

Astoria Financial Corp.	176,750	5,067,422
First Niagara Financial Group, Inc.	226,500	3,191,385
Independence Community Bank Corp.#	147,700	6,052,746
New York Community Bancorp, Inc.#	473,900	7,994,693
Washington Federal, Inc.#	174,010	4,117,077

		26,423,323

Schools - 1.13%

Career Education Corp.+	196,000	6,436,640
Corinthian Colleges, Inc.+	172,000	2,229,120
DeVry, Inc.+#	117,100	2,749,508
Education Management Corp.+	133,900	5,034,640
ITT Educational Services, Inc.+#	75,900	4,705,800
Laureate Education, Inc.+#	99,500	5,152,110

		26,307,818

Semiconductors - 3.59%

Atmel Corp.+#	850,800	3,871,140
Credence Systems Corp.+#	198,900	1,722,474
Cree, Inc.+#	151,800	4,546,410
Cypress Semiconductor Corp.+#	270,800	4,809,408
Fairchild Semiconductor International, Inc., Class A+#	240,300	4,176,414
Integrated Device Technology, Inc.+#	399,380	5,930,793
International Rectifier Corp.+	141,600	5,253,360
Intersil Corp., Class A#	309,100	8,759,894
Lam Research Corp.+	272,100	11,727,510
Lattice Semiconductor Corp.+#	227,400	1,034,670
MEMC Electronic Materials, Inc.+#	330,400	11,065,096
Micrel, Inc.+#	130,600	1,824,482
Microchip Technology, Inc.#	420,500	14,801,600
Semtech Corp.+#	145,700	2,736,246
Triquint Semiconductor, Inc.+#	280,200	1,328,148

		83,587,645

Telecommunications - 1.55%

Adtran, Inc.	135,500	3,728,960
Cincinnati Bell, Inc.+	492,500	2,014,325
Harris Corp.	267,600	12,223,968
Plantronics, Inc.#	94,800	3,276,288
Powerwave Technologies, Inc.+#	221,200	3,247,216
RF Micro Devices, Inc.+#	378,200	2,545,286
Telephone and Data Systems, Inc.	205,300	7,678,220
UTStarcom, Inc.+#	210,300	1,314,375

		36,028,638

Textile - Products - 0.39%

Mohawk Industries, Inc.+	105,700	9,144,107

Tobacco - 0.09%

Universal Corp.#	51,500	2,094,505

Utilities - Electric - 4.69%

Alliant Energy Corp.	233,800	7,738,780
Black Hills Corp.#	66,300	2,291,991
DPL, Inc.#	255,200	6,869,984
Duquesne Light Holdings, Inc.#	156,100	2,708,335
Energy East Corp.	295,600	7,407,736
Great Plains Energy, Inc.#	149,500	4,245,800
Idacorp, Inc.#	84,700	2,790,018
MDU Resources Group, Inc.#	239,800	8,452,950
Northeast Utilities#	300,300	5,891,886
NSTAR#	213,800	6,277,168
OGE Energy Corp.#	181,300	5,212,375
Pepco Holdings, Inc.	378,500	8,996,945
PNM Resources, Inc.#	137,600	3,405,600
Puget Energy, Inc.#	231,100	4,982,516
SCANA Corp.	229,100	9,342,698
Sierra Pacific Resources+#	367,000	5,226,080
Weststar Energy, Inc.#	173,600	3,735,872
Wisconsin Energy Corp.	234,100	9,567,667
WPS Resources Corp.#	80,100	4,209,255

		109,353,656

Utilities - Gas, Distribution - 0.54%

AGL Resources, Inc.	155,400	5,578,860
Vectren Corp.#	152,300	4,014,628
WGL Holdings, Inc.#	97,500	3,003,000

		12,596,488

Utilities - Gas, Pipeline - 0.90%

Aquila, Inc.+#	747,200	2,914,080
National Fuel Gas Co.#	169,000	5,472,220
Questar Corp.	170,600	12,496,450

		20,882,750

Water Services - 0.32%

Aqua America, Inc.#	257,400	7,397,676

Total Long-Term Investment Securities
(Cost $1,785,815,658)		2,269,135,146

SHORT-TERM INVESTMENT SECURITIES - 23.51%
Collective Investment Pool - 22.01%

Securities Lending Quality Trust (1)	512,802,980	512,802,980

Commercial Paper - 1.41%

Rabobank USA Financial Corp.:
4.55% due 03/01/06@	$33,000,000	33,000,000

Government Obligations - 0.09%

United States Treasury Bills:
4.09% due 03/06/06@	220,000	219,801
4.10% due 03/09/06@	70,000	69,937
4.11% due 03/02/06@	25,000	24,997
4.11% due 03/09/06@	55,000	54,950
4.22% due 03/23/06@	70,000	69,820
4.24% due 03/23/06@	110,000	109,717
4.29% due 04/06/06@	200,000	199,148
4.32% due 04/06/06@	35,000	34,850
4.38% due 04/13/06@	60,000	59,688
4.39% due 04/20/06@	180,000	178,911
4.41% due 04/13/06@	510,000	507,331
4.41% due 04/20/06@	50,000	49,696
4.42% due 04/13/06@	60,000	59,685
4.47% due 04/27/06@	390,000	387,261

		2,025,792

Total Short-Term Investment Securities
(Cost $547,828,772)		547,828,772

REPURCHASE AGREEMENTS - 0.52%

Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $5,278,623 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.00%, due 06/13/08 and having an approximate value of $5,439,075@	5,278,000	5,278,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $6,760,798 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 6.63%, due 09/15/09 and having an approximate value of $6,965,700@	6,760,000	6,760,000

Total Repurchase Agreements
(Cost $12,038,000)		12,038,000

TOTAL INVESTMENTS
(Cost $2,345,682,430) (2)	121,41%	2,829,001,918
Other assets less liabilities	(21.41)%	(498,839,550)

NET ASSETS	100.00%	$2,330,162,368

+	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof represents collateral for open futures transactions.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2006	Unrealized Appreciation (Depreciation)
631 Long	S&P MIDCAP 400 E-mini Index	March 2006	$48,838,540	$48,902,500	$63,960
28 Long	S&P MIDCAP 400 Index	March 2006	10,955,000	10,850,000	(105,000)

					$(41,040)

See Notes to Schedule of Investments

MID CAP STRATEGIC GROWTH

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.48%
Advertising - 2.34%

Getty Images, Inc.+	2,320	$187,990
Lamar Advertising Co., Class A+	1,875	95,662

		283,652

Apparel & Products - 3.11%

Abercrombie and Fitch Co., Class A	3,450	232,254
Polo Ralph Lauren Corp., Class A	2,493	144,494

		376,748

Automotive - 1.59%

AutoZone, Inc.+	1,995	192,877

Building Materials - 2.15%

Florida Rock Industries, Inc.	1,695	97,649
Shaw Group, Inc.+	4,900	163,415

		261,064

Commercial Services - 6.47%

Corporate Executive Board Co.	2,655	265,500
Corrections Corp. of America+	3,300	141,933
Iron Mountain, Inc.+	3,588	156,795
Paychex, Inc.	3,800	152,190
Weight Watchers International, Inc.+	1,295	67,949

		784,367

Drugs - 2.33%

Mylan Laboratories, Inc.	2,800	64,400
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	5,200	218,348

		282,748

Financial Services - 6.63%

Calamos Asset Management, Inc., Class A	3,758	144,194
Chicago Merchantile Exchange Holdings, Inc.	325	138,320
Janus Capital Group, Inc.	2,900	63,597
Legg Mason, Inc.	1,500	195,885
TD Ameritrade Holding Corp.+	12,010	261,338

		803,334

Freight - 2.74%

CH Robinson Worldwide, Inc.	3,715	166,506
Expeditors International of Washington, Inc.	2,120	164,915

		331,421

Healthcare - 2.80%

Covance, Inc.+	2,573	145,246
Dade Behring Holdings, Inc.	3,585	130,781
DaVita, Inc.+	1,075	62,769

		338,796

Home Builders - 1.51%

Desarrolladora Homex SA De CV+	2,595	89,190
NVR, Inc.+	124	93,372

		182,562

Hospital Supplies - 1.51%

Techne Corp.+	1,125	66,904
Varian Medical Systems, Inc.+	2,000	115,760

		182,664

Information Processing - Services - 9.00%

Affiliated Computer Services, Inc., Class A+	3,500	220,220
Akamai Technologies, Inc.+	4,800	127,200
Checkfree Corp.+	1,300	64,298
Expedia, Inc.+	3,805	72,181
Fair Issac & Co., Inc.	2,700	115,074
Monster Worldwide, Inc.+	7,436	364,067
Netease.com, Inc.+	870	76,168
SRA International, Inc., Class A+	1,500	51,780

		1,090,988

Information Processing - Software - 3.90%

ChoicePoint, Inc.+	1,395	61,938
Global Payments, Inc.	1,225	63,774
Red Hat, Inc.+	3,900	104,793
Salesforce.com, Inc.+	2,865	99,845
Satyam Computer Services, Ltd.	3,456	142,214

		472,564

Insurance - 1.04%

Brown & Brown, Inc.	2,040	63,791
White Mountains Insurance Group, Ltd.	113	62,377

		126,168

Leisure & Tourism - 7.27%

Activision, Inc.+	10,339	129,238
Cheesecake Factory, Inc., Class A+	1,710	61,834
Choice Hotels International, Inc.	1,836	81,757
Harley-Davidson, Inc.	1,875	98,456
International Game Technology	2,700	96,579
Outback Steakhouse, Inc.	1,400	58,534

P.F. Chang’s China Bistro, Inc.+	1,710	82,661
Station Casinos, Inc.	2,450	167,702
Wendy’s International, Inc.	1,795	103,931

		880,692

Machinery - 8.76%

Astec Industries, Inc.+	5,800	208,336
Jacobs Engineering Group, Inc.+	2,700	231,498
JLG Industries, Inc.	3,700	218,263
Joy Global, Inc.	2,200	113,432
Manitowoc Co., Inc.	2,000	154,140
Pentair, Inc.	3,390	136,109

		1,061,778

Medical Technology - 0.51%

Gen-Probe, Inc.+	1,240	61,950

Metals - 1.90%

Freeport-McMoRan Copper & Gold, Inc., Class B	2,800	141,764
Southern Copper Corp.	1,114	88,730

		230,494

Oil & Gas - 6.31%

ENSCO International, Inc.	2,037	91,033
Grant Prideco, Inc.+	2,800	113,316
National-Oilwell Varco, Inc.+	1,986	120,908
Southwestern Energy Co.+	3,598	115,460
Ultra Petroleum Corp.+	6,225	323,949

		764,666

Pollution Control - 1.16%

Stericycle, Inc.+	2,325	140,546

Railroads & Equipment - 1.19%

CSX Corp.	2,600	143,988

Real Estate - 2.34%

Brookfield Asset Management, Inc.	2,525	138,168
CB Richard Ellis Group, Inc., Class A+	1,230	84,476
St. Joe Co.	1,019	61,069

		283,713

Retail - 2.91%

Amazon.com, Inc.+	2,500	93,725
American Eagle Outfitters, Inc.	3,775	96,036
Express Scripts, Inc., Class A+	1,872	163,370

		353,131

Schools - 1.71%

Apollo Group, Inc., Class A+	1,700	83,946
ITT Educational Services, Inc.+	1,985	123,070

		207,016

Semiconductors - 7.04%

Advanced Micro Devices, Inc.+	2,400	92,808
Broadcom Corp., Class A+	1,950	87,925
Cypress Semiconductor Corp.+	6,900	122,544
Marvell Technology Group, Ltd.+	2,925	179,068
Microchip Technology, Inc.	3,900	137,280
Microsemi Corp.+	5,253	161,530
Tessera Technologies, Inc.+	2,320	72,454

		853,609

Telecommunications - 5.62%

Adtran, Inc.	3,609	99,320
Crown Castle International Corp.+	5,215	163,490
NII Holdings, Inc., Class B+	4,300	220,246
Tellabs, Inc.+	13,463	197,772

		680,828

Tobacco - 0.85%

Loews Corp. - Carolina Group	2,170	103,053

Utilities - Electric - 1.28%

Dynegy, Inc., Class A+	28,600	154,726

Utilities - Gas, Pipeline - 0.51%

Questar Corp.	840	61,530

Total Common Stock (Cost $9,958,909)		11,691,673

EXCHANGE-TRADED FUNDS - 1.25%
Financial Services - 1.25%

iShares Nasdaq Biotechnology Index Fund+ (Cost $146,763)	1,800	151,398

Total Long - Term Investment Securities (Cost $10,105,672)		11,843,701

SHORT-TERM INVESTMENTS - 2.41%
Time Deposit - 2.41%

Euro Time Deposit with State Street Bank & Trust Co.: 1.50% due 03/01/06 (Cost $292,000)	$292,000	292,000

TOTAL INVESTMENTS (Cost $10,397,672) (1)	100.14%	12,135,071
Liabilities in excess of other assets	(0.14)%	(17,210)

NET ASSETS —	100.00%	$12,117,861

ADR	- American Depository Receipt
+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

MONEY MARKET I FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 98.62%

ASSET BACKED COMMERICAL PAPER - 53.43%

Amstel Funding Corp.:
4.35% due 03/01/06*	$5,000,000	$5,000,000
4.49% due 03/03/06*	5,000,000	4,998,753
Apreco LLC:
4.56% due 04/11/06*	5,000,000	4,974,033
4.67% due 05/04/06*	5,000,000	4,958,489
Atlantis One Funding Corp.:
4.52% due 04/24/06*	10,000,000	9,932,200
Barton Capital LLC:
4.55% due 03/01/06*	10,000,000	10,000,000
Cafco LLC:
4.54% due 04/05/06*	5,000,000	4,977,931
4.60% due 05/01/06*	5,000,000	4,961,070
Cancara Asset Securitisation, Ltd.:
4.60% due 04/28/06*	5,000,000	4,962,944
Chariot Funding LLC:
4.55% due 04/04/06*	5,000,000	4,978,514
Charta LLC:
4.44% due 03/14/06*	3,000,000	2,995,190
4.62% due 05/09/06*	5,000,000	4,955,725
Ciesco LLC:
4.45% due 04/05/06	5,000,000	4,978,393
4.51% due 03/21/06	5,000,000	4,987,472
Clipper Receivables Corp.:
4.55% due 04/03/06	5,000,000	4,979,146
CRC Funding LLC:
4.37% due 03/06/06*	5,000,000	4,996,965
4.52% due 03/24/06*	5,000,000	4,985,561
Edison Asset Securitization LLC:
4.56% due 04/10/06*	10,000,000	9,949,333
4.65% due 05/17/06*	5,000,000	4,950,271
Falcon Asset Securitization Corp.:
4.53% due 03/27/06*	5,000,000	4,983,642
Galaxy Funding, Inc.:
4.61% due 05/09/06*	5,000,000	4,955,821
Giro Funding U. S. Corp.:
4.56% due 04/20/06*	9,000,000	8,943,000
Govco, Inc.:
4.48% due 04/12/06*	5,000,000	4,973,866
4.69% due 05/23/06*	8,000,000	7,913,588
Greyhawk Funding LLC:
4.44% due 04/10/06*	5,000,000	4,975,333
4.52% due 03/09/06*	5,000,000	4,994,978
Jupiter Securitization Corp.:
4.53% due 03/27/06*	5,000,000	4,983,660
Ranger Funding Co. LLC:
4.55% due 04/03/06*	5,000,000	4,979,146
Sheffield Receivables Corp.:
4.51% due 03/21/06*	5,000,000	4,987,472
4.51% due 03/27/06*	5,000,000	4,983,714
Surrey Funding Corp.:
4.43% due 03/20/06*	5,000,000	4,988,310
4.58% due 04/28/06*	5,000,000	4,963,105
Sydney Capital Corp.:
4.62% due 05/05/06*	5,000,000	4,958,292
4.65% due 05/15/06*	5,000,000	4,951,562
Thames Asset Global Securitization, Inc.:
4.57% due 04/24/06*	10,000,000	9,931,450
Windmill Funding Corp.:
4.54% due 04/03/06*	5,000,000	4,979,192
4.55% due 04/06/06*	5,000,000	4,977,250

Total Asset-Backed Commercial Paper
(Cost $208,945,371)		208,945,371

CERTIFICATES OF DEPOSIT - 18.15%

Barclays Bank PLC:
4.72% due 05/23/06	5,000,000	5,000,114
Citibank NA:
4.47% due 03/29/06	10,000,000	10,000,000
4.54% due 04/20/06 (1)	5,000,000	5,000,000
Dexia Credit Local SA:
4.51% due 03/03/06 (1)	5,000,000	4,999,556
Rabobank Nederland NV:
4.29% due 04/18/06 (1)	5,000,000	4,998,321
Royal Bank of Scotland PLC:
4.31% due 09/29/06	5,000,000	5,000,000
Societe Generale:
4.50% due 04/18/06	5,000,000	5,000,033
4.57% due 04/27/06	7,000,000	7,000,055
UBS AG:
4.50% due 04/11/06	5,000,000	5,000,000
4.55% due 03/31/06 (1)	9,000,000	9,000,000
Wells Fargo Bank NA:
4.51% due 03/06/06	10,000,000	10,000,000

Total Certificates of Deposit
(Cost $70,998,079)		70,998,079

COMMERCIAL PAPER - 11.46%

Bear Stearns Co., Inc.:
4.46% due 04/10/06	5,000,000	4,975,222
4.56% due 04/03/06	10,000,000	9,958,200
Fortis Funding LLC:
4.51% due 03/24/06*	5,000,000	4,985,593
General Electric Capital Corp.:
4.59% due 05/03/06	5,000,000	4,959,838
Goldman Sachs Group, Inc.:
4.54% due 03/17/06 (1)	5,000,000	5,000,000
HBOS Treasury Services PLC:
4.44% due 04/06/06	5,000,000	4,977,800
4.62% due 05/10/06	5,000,000	4,955,083
Svenska Handelsbank, Inc.:
4.90% due 02/08/07	5,000,000	5,000,000

Total Commercial Paper
(Cost $44,811,736)		44,811,736

MEDIUM TERM NOTES - 13.02%

Merrill Lynch & Co., Inc.:
4.55% due 03/15/06 (1)	3,000,000	3,000,000

Sedna Finance, Inc.:
4.54% due 03/01/06 (1)	5,000,000	4,999,750
4.54% due 03/27/06*(1)	10,000,000	10,000,000
Sigma Finance, Inc.:
4.53% due 03/06/06*(1)	9,000,000	9,000,000
4.50% due 03/28/06 (1)	4,000,000	3,999,800
Wells Fargo & Co.:
4.53% due 03/03/06 (1)	5,000,000	5,000,000
White Pine Finance LLC:
4.52% due 04/18/06*	10,000,000	9,939,733
4.53% due 03/15/06*(1)	5,000,000	4,999,985

Total Medium Term Notes
(Cost $50,939,268)		50,939,268

U.S. GOVERNMENT AGENCIES - 2.56%

Federal National Mtg. Assoc.:
4.00% due 08/08/06	5,000,000	5,000,000
4.54% due 05/09/06 (1)	5,000,000	4,999,906

Total U.S. Government Agencies
(Cost $9,999,906)		9,999,906

Total Short-Term Investment Securities
(Cost $385,694,360)		385,694,360

REPURCHASE AGREEMENT - 1.55%
UBS Warburg, LLC, Joint Repurchase Agreement
(Cost $6,040,000) (2)		6,040,000

Total Investments
(Cost $391,734,360) (3)	100.17%	391,734,360
Liabilities in excess of other assets	(0.17)%	(657,986)

NET ASSETS	100.00%	$391,076,374

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2006, the aggregate value of these securities was $232,925,671 representing 59.56% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Variable rate security - the rate reflected is as of February 28, 2006; maturity date reflects next reset date.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis

Allocation of investments as a percentage of net assets by industry category as of February 28, 2006:

Asset Backed/CLOs	2.54%
Asset Backed/Multi-Asset	17.28%
Asset Backed/Receivable	16.57%
Asset Backed/Securities	18.32%
Commercial Bank	3.07%
Diversified Financial Services	5.38%
Domestic Bank	3.84%
Finance	9.70%
Foreign Bank	8.91%
Investment Bank/Brokerage	5.86%
Money Center Banks	6.14%
Sovereign Agency	2.56%

100.17%

See Notes to Schedule of Investments

NASDAQ 100 INDEX FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.99%
Advertising - 0.30%

Lamar Advertising Co., Class A+#	5,480	$279,590

Broadcasting - 3.63%

Comcast Corp., Class A+	60,310	1,618,117
Discovery Holding Co.+	15,050	219,730
EchoStar Communications Corp., Class A+	13,810	405,600
Liberty Global, Inc. Class A+	15,270	310,134
Sirius Satellite Radio, Inc.+#	91,130	465,674
XM Satellite Radio Holdings, Inc., Class A+	14,480	319,863

		3,339,118

Building Materials - 0.44%

Fastenal Co.#	9,130	400,898

Chemical - 0.29%

Sigma-Aldrich Corp.#	4,090	263,437

Commercial Services - 1.89%

CDW Corp.#	5,260	299,084
Cintas Corp.	12,740	523,486
Paychex, Inc.	22,720	909,936

		1,732,506

Drugs - 1.80%

Sepracor, Inc.+#	6,510	373,088
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	30,580	1,284,054

		1,657,142

Electronics/Electrical Equipment - 2.57%

American Power Conversion Corp.	12,410	253,536
Comverse Technology, Inc.+	13,210	379,920
Flextronics International, Ltd.+	39,330	424,371
Garmin, Ltd.#	6,330	435,631
JDS Uniphase Corp.+	119,580	363,523
NVIDIA Corp.+	10,620	500,520

		2,357,501

Freight - 1.08%

CH Robinson Worldwide, Inc.	10,690	479,126
Expeditors International of Washington, Inc.#	6,620	514,970

		994,096

Healthcare - 1.11%

Dentsply International, Inc.	4,780	272,412
Intuitive Surgical, Inc.+	2,240	202,048
Lincare Holdings, Inc.+	5,930	242,537
Patterson Cos., Inc.+	8,370	301,655

		1,018,652

Heavy Duty Trucks/Parts - 0.91%

PACCAR, Inc.	12,000	838,440

Information Processing-Hardware - 9.75%

Apple Computer, Inc.+@	74,300	5,092,522
Dell, Inc.+	54,730	1,587,170
Juniper Networks, Inc.+	23,460	431,429
Network Appliance, Inc.+	24,590	815,404
Sandisk Corp.+	10,670	643,828
Sun Microsystems, Inc.+	93,880	391,480

		8,961,833

Information Processing-Services - 12.86%

Cadence Design Systems, Inc.+	18,800	333,700
Check Point Software Technologies, Ltd.+	15,240	324,002
Checkfree Corp.+	5,470	270,546
Cognizant Technology Solutions Corp., Class A+	8,520	490,837
eBay, Inc.+	65,920	2,640,755
Expedia, Inc.+	21,660	410,890
Fiserv, Inc.+	14,590	605,485
Google, Inc.+	7,670	2,781,296
IAC/InterActiveCorp+#	21,100	616,964
Monster Worldwide, Inc.+	7,940	388,743
Symantec Corp.+	71,480	1,207,297
VeriSign, Inc.+	15,270	361,288
Yahoo!, Inc.+	43,110	1,382,107

		11,813,910

Information Processing-Software - 13.18%

Adobe Systems, Inc.	37,020	1,429,712
Autodesk, Inc.	15,220	573,033
BEA Systems, Inc.+	25,870	296,729
Citrix Systems, Inc.+	13,250	428,770
Intuit, Inc.+	14,100	684,978
Microsoft Corp.@	231,570	6,229,233
Oracle Corp.+	135,780	1,686,388
Pixar, Inc.+	7,570	482,966
Red Hat, Inc.+#	10,990	295,301

		12,107,110

Leisure & Tourism - 4.46%

Activision, Inc.+	15,450	193,125
Electronic Arts, Inc.+	19,150	995,226
Starbucks Corp.+	67,570	2,454,142
Wynn Resorts, Ltd.+#	6,860	455,847

		4,098,340

Machinery - 0.42%

Joy Global, Inc.	7,550	389,278

Medical-Biomedical/Gene - 7.27%

Amgen, Inc.+@	36,360	2,744,816
Biogen Idec, Inc.+	23,320	1,101,870
Celgene Corp.+#	21,260	807,880
Genzyme Corp.+	20,460	1,418,696
MedImmune, Inc.+	16,650	607,559

		6,680,821

Medical Technology - 1.67%

Biomet, Inc.	21,210	772,044
Chiron Corp.+	16,680	761,776

		1,533,820

Oil & Gas - 0.33%

Patterson-UTI Energy, Inc.	11,040	304,152

Retail - 7.03%

Amazon.com, Inc.+#	17,390	651,951
Bed Bath & Beyond, Inc.+	25,230	909,289
Costco Wholesale Corp.	15,720	806,122
Express Scripts, Inc., Class A+	8,210	716,487
PETsMART, Inc.	8,970	232,861
Ross Stores, Inc.	9,010	255,163
Sears Holdings Corp.+	10,640	1,281,588
Staples, Inc.	31,065	762,335
Urban Outfitters, Inc.+	10,880	305,728
Whole Foods Market, Inc.	8,440	539,147

		6,460,671

Schools - 0.61%

Apollo Group, Inc., Class A+	11,270	556,513

Semiconductors - 12.24%

Altera Corp.+	32,230	645,889
Applied Materials, Inc.	53,050	972,937
ATI Technologies, Inc.+#	15,630	248,204
Broadcom Corp., Class A+	25,200	1,136,268
Intel Corp.@	133,450	2,749,070
KLA-Tencor Corp.	15,130	790,240
Lam Research Corp.+	8,880	382,728
Linear Technology Corp.	25,750	949,145
Marvell Technology Group, Ltd.+	17,140	1,049,311
Maxim Integrated Products, Inc.	29,030	1,134,783
Microchip Technology, Inc.	11,050	388,960
Xilinx, Inc.	29,230	797,395

		11,244,930

Telecommunications - 11.90%

Cisco Systems, Inc.+ @	138,720	2,807,693
NII Holdings, Inc., Class B+#	9,290	475,834
NTL, Inc.+	5,870	386,540
QUALCOMM, Inc. @	125,350	5,917,773
Research In Motion, Ltd.+	12,080	852,002
Telefonaktiebolaget LM Ericsson ADR, Class B+#	7,580	258,478
Tellabs, Inc.+	16,160	237,390

		10,935,710

Therapeutics - 2.25%

Amylin Pharmaceuticals, Inc.+#	6,710	291,080
Gilead Sciences, Inc.+	28,500	1,774,695

		2,065,775

Total Long-Term Investment Securities
(Cost $70,295,855)		90,034,243

SHORT-TERM INVESTMENT SECURITIES - 7.76%
Collective Investment Pool -7.50%

Securities Lending Quality Trust (1)	6,892,166	6,892,166

Government Obligations - 0.26%

United States Treasury Bills:
4.29% due 04/20/06@	$225,000	224,041
4.41% due 04/20/06@	10,000	9,939

		233,980

Total Short-Term Investments
(Cost $7,126,146)		7,126,146

REPURCHASE AGREEMENT - 2.00%

Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $1,840,217 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.00%, due 06/13/08 and having an approximate value of $1,878,774 (Cost $1,840,000)@	1,840,000	1,840,000

TOTAL INVESTMENTS
(Cost $79,262,001)(2)	107.75%	99,000,389
Liabilities in excess of other assets	(7.75)%	7,118,901

NET ASSETS —	100.00%	$91,881,488

ADR	- American Depository Receipt
+	Non-Income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2006	Unrealized Appreciation (Depreciation)
67 Long	NASDAQ 100 E Mini Index	March 2006	$2,239,570	$2,243,830	$4,260

See Notes to Schedule of Investments

SCIENCE & TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.93%
Advertising - 0.03%

Greenfield Online, Inc.+	52,800	$370,128

Broadcasting - 0.10%

Usen Corp. (1)	48,400	1,099,716
XM Satellite Radio Holdings, Inc., Class A+	50	1,104

		1,100,820

Commercial Services - 1.61%
Accenture, Ltd., Class A	282,514	9,226,907
CDW Corp.	158,864	9,033,007

		18,259,914

Electronics/Electrical Equipment - 7.80%

Canon, Inc. (1)	15,100	948,499
Cogent, Inc.+#	286,543	6,664,990
Comverse Technology, Inc.+	960	27,610
Energy Conversion Devices, Inc.+	79,020	3,702,087
Flextronics International, Ltd.+	806,068	8,697,474
Flir Systems, Inc.+#	111,600	2,883,744
Garmin, Ltd.#	50,500	3,475,410
Hitachi, Ltd. (1)	140,000	980,536
HON HAI Precision Industry Co., Ltd. (1)	459,000	2,899,281
Jabil Circuit, Inc.+	185,210	7,010,198
LG Electronics, Inc. (1)	84,340	6,919,165
Matsushita Electric Industrial Co., Ltd. (1)	47,000	998,338
Murata Manufacturing Co., Ltd. (1)	15,100	935,312
PMC-Sierra, Inc.+#	290,300	2,963,963
Samsung Electronics Co., Ltd. (1)	4,900	3,434,101
Samsung Electronics Co., Ltd. (OTC) GDR+*	14,200	5,023,250
Samsung Electronics Co., Ltd., (London) GDR* (1) (4)	73,144	25,852,024
Sunpower Corp.+	26,990	1,184,861
Symbol Technologies, Inc.	333,100	3,870,622

		88,471,465

Information Processing - Hardware - 14.84%

Apple Computer, Inc.+	86,440	5,924,598
Dell, Inc.+	1,605,162	46,549,698
EMC Corp.+	2,559,678	35,886,685
Hewlett-Packard Co.	25,700	843,217
International Business Machines Corp.	394,495	31,654,279
Juniper Networks, Inc.+	1,939,115	35,660,325
Network Appliance, Inc.+	155,000	5,139,800
Nidec Corp. (1)	16,100	1,279,599
Sandisk Corp.+	10	603
Sun Microsystems, Inc.+	1,272,620	5,306,825

		168,245,629

Information Processing - Services - 15.65%

Cadence Design Systems, Inc.+	233,162	4,138,625
Checkfree Corp.+	48,300	2,388,918
Cognizant Technology Solutions Corp., Class A+	184,600	10,634,806
Ctrip.com International, Ltd. ADR+	30,175	2,340,071
eBay, Inc.+	524,195	20,999,252
First Data Corp.	338,229	15,264,275
Google, Inc.+	70,661	25,623,092
McAfee, Inc.+	283,100	6,584,906
Monster Worldwide, Inc.+	124,893	6,114,761
NCR Corp.+	5,400	216,486
NetEase.com, Inc.+	13,460	1,178,423
Rakuten, Inc. (1)	1,610	1,381,773
Sina Corp.+	2,110	47,201
Symantec Corp.+	1,231,689	20,803,227
Synopsys, Inc.+	151,064	3,303,770
VeriSign, Inc.+	900,022	21,294,520
Yahoo! Japan Corp. (1)	140	163,331
Yahoo!, Inc.+	1,091,241	34,985,186

		177,462,623

Information Processing - Software - 19.51%

Adobe Systems, Inc.	56,986	2,200,799
Autodesk, Inc.	180,030	6,778,130
Cerner Corp.+	147,200	6,127,936
Citrix Systems, Inc.+	217,574	7,040,695
Cognos, Inc.+#	682,703	26,113,390
F5 Networks, Inc.+	52,300	3,546,986
Mercury Interactive Corp.+#	115,472	4,099,256
Microsoft Corp.	2,364,728	63,611,183
NAVTEQ Corp.+	264,925	12,268,677
Oracle Corp.+	3,187,672	39,590,886
Pixar, Inc.+	51,720	3,299,736
Red Hat, Inc.+#	855,742	22,993,788
Salesforce.com, Inc.+	68,380	2,383,043
SAP AG (1)	60,711	12,385,502
SAP AG Sponsored ADR	73,013	3,730,964
Tencent Holdings, Ltd. (1)	2,400,000	3,217,228
THQ, Inc.+	79,600	1,910,400

		221,298,599

Insurance - 0.04%

Telvent GIT SA+	20,880	273,499
WellPoint, Inc.+	2,580	198,118

		471,617

Leisure & Tourism - 3.56%

Activision, Inc.+	479,699	5,996,238
Dreamworks Animation SKG, Inc., Class A+#	228,646	6,173,442

Electronic Arts, Inc.+	249,625	12,973,011
International Game Technology#	196,268	7,020,506
Nintendo Co., Ltd. (1)	8,300	1,226,609
Take-Two Interactive Software, Inc.+#	450,700	7,021,906

		40,411,712

Machinery - 0.19%

Intermec, Inc.+	7,140	219,055
Mitsubishi Heavy Industries, Ltd. (1)	202,000	948,117
Toyota Industries Corp. (1)	25,900	1,037,539

		2,204,711

Medical - Biomedical/Gene - 0.14%

Celgene Corp.+	41,200	1,565,600

Medical Technology - 1.05%

Boston Scientific Corp.+#	485,449	11,854,665

Multimedia - 0.66%

Time Warner, Inc.	432,289	7,482,923

Oil & Gas - 1.29%

Baker Hughes, Inc.	9,000	611,730
Cooper Cameron Corp.+	23,700	959,850
Diamond Offshore Drilling, Inc.	21,600	1,671,624
ENSCO International, Inc.	14,200	634,598
Evergreen Solar, Inc.+	101,700	1,585,503
GlobalSantaFe Corp.	18,100	1,001,654
Nabors Industries, Ltd.+	12,510	825,035
National-Oilwell Varco, Inc.+	11,500	700,120
Schlumberger, Ltd.	23,750	2,731,250
Smith International, Inc.	15,060	583,274
Valero Energy Corp.	39,100	2,103,189
Weatherford International, Ltd.+	27,820	1,199,598

		14,607,425

Semiconductors - 16.10%

Advanced Micro Devices, Inc.+	78,000	3,016,260
Altera Corp.+	519,183	10,404,427
Analog Devices, Inc.	715,787	27,300,116
Applied Materials, Inc.	373,906	6,857,436
ASML Holding NV+	136,930	2,831,712
Broadcom Corp., Class A+	162,450	7,324,871
Chartered Semiconductor Manufacturing, Ltd.+ (1)	6,000,000	4,943,752
Intel Corp.	533,501	10,990,121
KLA-Tencor Corp.	75,352	3,935,635
Linear Technology Corp.	309,779	11,418,454
Marvell Technology Group, Ltd.+	97,700	5,981,194
Maxim Integrated Products, Inc.	568,174	22,209,922
Microchip Technology, Inc.	109,492	3,854,118
Micron Technology, Inc.+	167,000	2,590,170
National Semiconductor Corp.	86,700	2,431,935
Novellus Systems, Inc.+	130,890	3,498,690
QLogic Corp.+	90,980	3,742,917
Spansion LLC, Class A+#	323,100	4,717,260
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR#	1,426,152	13,876,459
Texas Instruments, Inc.	85,200	2,543,220
Xilinx, Inc.	1,033,017	28,180,704

		182,649,373

Telecommunications - 11.88%

ADC Telecommunications, Inc.+	69,700	1,764,804
Alcatel SA+ (1)	385,000	5,204,102
Amdocs, Ltd.+	199,020	6,591,542
Ciena Corp.+	960,000	3,859,200
Cisco Systems, Inc.+	2,174,722	44,016,373
Corning, Inc.+	486,588	11,877,613
Motorola, Inc.	127,200	2,722,080
Nokia Oyj Sponsored ADR	1,231,650	22,884,057
NTT DoCoMo, Inc. (1)	440	653,616
QUALCOMM, Inc.	450,027	21,245,775
Sprint Corp.	123,977	2,979,167
TELUS Corp.+	42,707	1,680,173
TELUS Corp. (non-voting)	180,858	7,028,142
ZTE Corp. (1)	597,000	2,219,674

		134,726,318

Therapeutics - 0.26%

Neurocrine Biosciences, Inc.+	44,800	2,939,328

Utilities - Miscellaneous - 0.22%

Suntech Power Holdings Co., Ltd. ADR+	66,090	2,482,341

Total Common Stock (Cost $1,017,180,257)		1,076,605,191

EQUITY CERTIFICATES - 0.09%
Banks - 0.09%

Hon Hai Precision Industry Co.
(Cost $966,774)	150,000	952,234

Total Long-Term Investment Securities - 95.02%
(Cost $1,018,147,031)		1,077,557,425

SHORT-TERM INVESTMENT SECURITIES - 12.23%
Collective Investment Pool - 6.76%

Securities Lending Quality Trust (2)	76,713,321	76,713,321

Registered Investment Companies - 3.46%

T. Rowe Price Reserve Investment Fund:
4.59% due 03/01/06	39,251,611	39,251,612

Time Deposit - 2.01%

Euro Time Deposit with State Street Bank & Trust Co.:
3.60% due 03/01/06	$22,820,000	22,820,000

Total Short-Term Investment Securities
(Cost $138,784,933)		138,784,933

TOTAL INVESTMENTS
(Cost $1,156,931,964) (3)	107.25%	1,216,342,358
Liabilities in excess of other assets	(7.25)%	(82,187,569)

NET ASSETS	100.00%	$1,134,154,789

ADR - American Depository Receipt

GDR - Global Depository Receipt

#	The security or a portion thereof is out on loan.
+	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At February 28, 2006, the aggregate value of these securities was $30,875,274 representing 2.72% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 28, 2006. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid security

See Notes to Schedule of Investments

SMALL CAP AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.18%
Apparel & Products - 3.32%

Children’s Place Retail Stores, Inc.+	700	$32,669
dELiA*s, Inc.+	2,649	23,603
Hot Topic, Inc.+	2,500	32,950

		89,222

Banks - 2.71%

Boston Private Financial Holdings, Inc.	1,000	30,610
Texas Capital Bancshares, Inc.+	1,300	28,054
UCBH Holdings, Inc.	800	14,320

		72,984

Beverages - 1.00%

Peet’s Coffee & Tea, Inc.+	900	26,946

Building Materials - 1.90%

Beacon Roofing Supply, Inc.+	1,300	51,038

Chemical - 1.35%

Airgas, Inc.	1,000	36,390

Commercial Services - 2.82%

Advisory Board Co.+	800	43,176
Chemed Corp.	300	16,632
TNS, Inc.+	1,000	16,100

		75,908

Drugs - 2.49%

Adolor Corp.+	900	24,723
Durect Corp., Inc.+	2,500	14,225
Taro Pharmaceutical Industries, Ltd., Class A+	1,700	28,101

		67,049

Electronics/Electrical Equipment - 0.87%

Flir Systems, Inc.+	900	23,256

Fertilizers - 1.04%

Delta & Pine Land Co.	1,100	27,841

Financial Services - 2.93%

Affiliated Managers Group, Inc.+	500	49,215
National Financial Partners Corp.	500	29,425

		78,640

Healthcare - 3.72%

Gentiva Health Services, Inc.+	1,500	24,990
Matria Healthcare, Inc.+	500	21,635
Nighthawk Radiology Holdings, Inc.+	100	2,367
Psychiatric Solutions, Inc.+	800	26,424
United Surgical Partners International, Inc.+	700	24,605

		100,021

Hospital Management - 0.92%

LifePoint Hospitals, Inc.+	800	24,848

Hospital Supplies - 1.09%

PSS World Medical, Inc.+	1,700	29,376

Human Resources - 1.04%

Kforce, Inc.+	2,300	27,853

Information Processing - Hardware - 1.60%

Mercury Computer Systems, Inc.+	2,500	43,100

Information Processing - Services - 9.66%

CACI International, Inc., Class A+	500	30,135
CNET Networks, Inc.+	2,200	30,448
Digitas, Inc.+	2,200	31,086
Gravity Co. Ltd.+	1,000	7,060
Jupitermedia Corp.+	2,100	31,164
Kanbay International, Inc.+	1,700	28,866
MatrixOne, Inc.+	4,800	29,136
Opsware, Inc.+	5,990	47,141
Redback Networks, Inc.+	1,300	24,635

		259,671

Information Processing - Software - 8.68%

Allscripts Heathcare Solutions, Inc.+	1,344	25,200
Chordiant Software, Inc.+	6,900	22,839
Cognos, Inc.+	900	34,425
Open Solutions, Inc.+	1,400	38,010
Openwave Systems, Inc.+	1,900	37,715
THQ, Inc.+	1,100	26,400
VeriFone Holdings, Inc.+	1,300	34,320
Verint Systems, Inc.+	400	14,492

		233,401

Insurance - 1.12%

Centene Corp.+	1,100	30,085

Leisure & Tourism - 9.27%

Aztar Corp.+	1,000	30,180
California Pizza Kitchen, Inc.+	100	3,006
Carmike Cinemas, Inc.	1,200	28,584
Great Wolf Resorts, Inc.+	2,200	22,726
Lions Gate Entertainment Corp.+	5,000	45,150
Orient-Express Hotels, Ltd.	1,000	34,880
RC2 Corp.+	1,100	39,633
Take-Two Interactive Software, Inc.+	2,900	45,182

		249,341

Machinery - 1.52%

Kennametal, Inc.	700	40,936

Medical - Biomedical/Gene - 1.39%

Lifecell Corp.+	1,700	37,502

Medical Technology - 5.46%

Haemonetics Corp.+	900	46,620
Immucor Corp.+	1,100	32,802
Intralase Corp.+	100	1,853
Lifeline Systems, Inc.+	900	42,912
Martek Biosciences Corp.+	600	20,448
Nektar Therapeutics+	100	2,091

		146,726

Oil & Gas - 6.47%

Comstock Resources, Inc.+	1,000	28,100
Denbury Resources, Inc.+	1,600	45,360
Hornbeck Offshore Services, Inc.+	700	22,512
Houston Exploration Co.+	200	11,568
KCS Energy, Inc.+	500	11,800
W&T Offshore, Inc.	1,400	54,474

		173,814

Pollution Control - 0.94%

Newpark Resources, Inc.+	3,400	25,364

Real Estate - 1.05%

Housevalues, Inc.+	2,100	28,350

Retail - 2.85%

Aaron Rents, Inc., Class B	1,300	34,060
Cost Plus, Inc.+	1,100	21,109
Petco Animal Supplies, Inc.+	1,100	21,406

		76,575

Retirement/Aged Care - 1.06%

Sunrise Senior Living, Inc.+	800	28,368

Schools - 2.51%

Shuffle Master, Inc.+	1,400	36,582
Universal Technical Institute, Inc.+	1,000	30,810

		67,392

Semiconductors - 8.18%

FormFactor, Inc.+	1,000	36,840
Integrated Device Technology, Inc.+	3,200	47,520
Photronics, Inc.+	3,800	66,766
Tessera Technologies, Inc.+	2,200	68,706

		219,832

Telecommunications - 4.36%

Ixia+	2,200	26,532
NTELOS Holdings Corp.+	2,600	30,680
Sonus Networks, Inc.+	4,400	21,340
Symmetricom, Inc.+	4,300	38,571

		117,123

Therapeutics - 1.86%

DOV Pharmaceutical, Inc.+	900	17,325
Medicines Co.+	1,600	32,624

		49,949

Total Long -Term Investment Securities
(Cost $2,400,102)		2,558,901

SHORT-TERM INVESTMENT SECURITIES - 5.24%
Time Deposit - 5.24%

Euro Time Deposit with State Street Bank & Trust Co.:
1.50% due 03/01/06
(Cost $141,000)	$141,000	141,000

TOTAL INVESTMENTS
(Cost $2,541,102) (1)	100.42%	2,699,901
Liabilities in excess of other assets	(0.42%)	(11,404)

NET ASSETS	100.00%	$2,688,497

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.23%
Advertising - 0.26%

24/7 Real Media Inc.+#	18,500	$163,355
R.H. Donnelley Corp.+	25,195	1,536,895

		1,700,250

Aerospace/Defense - 1.26%

AAR Corp.+	59,800	1,513,538
Alliant Techsystems, Inc.+	16,575	1,266,662
ARGON ST, Inc.+#	11,800	350,578
Armor Holdings, Inc.+	32,200	1,891,106
DRS Technologies, Inc.	32,900	1,736,133
Esterline Technologies Corp.+	2,700	112,428
Kaman Corp., Class A	4,226	95,972
Moog, Inc., Class A+	29,200	979,952
Teledyne Technologies, Inc.+	4,139	137,125
United Industrial Corp.	1,387	71,652

		8,155,146

Airlines - 0.60%

ExpressJet Holdings, Inc.+	90,900	683,568
Frontier Airlines, Inc.+#	37,915	272,988
Mesa Air Group, Inc.+#	11,777	134,494
Midwest Express Holdings, Inc.+#	43,400	232,624
SkyWest, Inc.	88,190	2,554,864

		3,878,538

Apparel & Products - 3.06%

AnnTaylor Stores Corp.+	63,850	2,317,755
Blair Corp.	4,249	175,271
Brown Shoe Co., Inc.	18,454	880,256
Christopher & Banks Corp.	29,900	655,707
Columbia Sportswear Co.+#	19,000	956,840
DHB Industries, Inc.+#	41,066	190,957
Dress Barn, Inc.+#	60,891	2,629,273
Finish Line, Inc., Class A	14,900	249,426
Genesco, Inc.+#	20,563	834,858
Guess ?, Inc.+#	48,465	1,753,948
Gymboree Corp.+	18,600	425,196
Hot Topic, Inc.+#	51,300	676,134
J. Jill Group, Inc.+	24,000	567,120
Oakley, Inc.	17,100	260,262
Payless ShoeSource, Inc.+	164,225	3,892,133
Stein Mart, Inc.	12,600	210,168
Steven Madden, Ltd.+	10,429	334,249
Talbots, Inc.	49,800	1,327,668
Under Armour, Inc.+#	7,700	217,063
Warnaco Group, Inc.+	51,500	1,195,315

		19,749,599

Appliances/Furnishings - 0.68%

CompX International, Inc., Class A#	4,487	76,458
Furniture Brands International, Inc.	66,800	1,651,296
Griffon Corp.+	24,400	573,888
Herman Miller, Inc.	46,500	1,403,835
Lancaster Colony Corp.	16,600	666,324

		4,371,801

Automotive - 2.45%

Accuride Corp.+	47,854	541,707
Acuity Brands, Inc.	1,122	44,308
American Axle & Manufacturing Holdings, Inc.	82,400	1,336,528
AO Smith Corp.#	108,436	5,020,587
ArvinMeritor, Inc.	6,524	109,212
Commercial Vehicle Group, Inc.+#	6,839	125,154
Goodyear Tire & Rubber Co.+#	243,442	3,488,524
Keystone Automotive Industries, Inc.+	18,600	822,120
Monro Muffler Brake, Inc.	26,400	955,152
Strattec Security Corp.+	12,200	493,612
TRW Automotive Holdings Corp.+	75,604	1,935,462
United Auto Group, Inc.	21,300	921,012

		15,793,378

Auto - Replacement Parts - 0.56%
Sonic Automotive, Inc., Class A#	135,260	3,583,037

Banks - 5.46%

BancFirst Corp.	2,904	245,678
Bank of Hawaii Corp.	43,162	2,304,851
Boston Private Financial Holdings, Inc.#	30,700	939,727
Capital Crossing Bank+#	1,144	36,711
Cascade Bancorp#	24,000	624,240
Center Financial Corp.	26,259	608,421
Central Pacific Financial Corp.	24,400	902,800
Citizens Banking Corp.#	46,700	1,236,616
City Holding Co.	34,006	1,238,158
City National Corp.	21,169	1,607,997
Columbia Banking System, Inc.	25,400	851,662
Commerce Bancshares, Inc.	14,776	761,703
Community Trust Bancorp, Inc.#	550	17,446
Corus Bankshares, Inc.#	62,821	3,772,401
Cullen/Frost Bankers, Inc.	8,640	476,237
First American Corp., Class A	18,838	794,210
First Bancorp Puerto Rico	87,600	1,109,016
First Citizens BancShares, Inc., Class A	3,587	671,343
First Community Bancorp	26,700	1,594,524
First Regional Bancorp+#	1,602	134,087
First Republic Bank	21,525	781,142
Fremont General Corp.	69,500	1,648,540
Glacier Bancorp, Inc.#	35,414	1,116,958
Mid-State Bancshares	14,462	416,072
Old Second Bancorp, Inc.#	4,367	139,395
Pinnacle Financial Partners, Inc.+#	12,900	341,334
Placer Sierra Bancshares	4,300	113,004
Preferred Bank#	2,800	134,568

Prosperity Bancshares, Inc.#	29,200	842,712
Provident Bankshares Corp.	30,500	1,109,285
R&G Financial Corp., Class B	96,400	1,136,556
Republic Bancorp, Inc.	112,391	1,363,303
Sandy Spring Bancorp, Inc.#	21,800	773,246
Signature Bank+	17,900	579,960
Taylor Capital Group, Inc.#	1,780	67,195
Texas Capital Bancshares, Inc.+#	25,300	545,974
UCBH Holdings, Inc.	34,900	624,710
United Community Banks, Inc.	8,500	232,475
Valley National Bancorp#	42,466	1,031,499
Westamerica Bancorp.	34,300	1,860,432
Wilmington Trust Corp.	3,371	144,313
Wilshire Bancorp, Inc.	14,100	271,425

		35,201,926

Beverages - 0.04%

Hansen Natural Corp.+#	506	47,230
PepsiAmericas, Inc.	8,674	207,482

		254,712

Broadcasting - 0.58%

Emmis Communications Corp., Class A+	20,600	337,222
Entercom Communications Corp.+	15,000	422,550
Lin TV Corp., Class A+	50,100	467,433
Lodgenet Entertainment Corp.+#	62,016	883,108
Sinclair Broadcast Group, Inc., Class A#	217,877	1,566,535
Young Broadcasting, Inc., Class A+	22,500	68,175

		3,745,023

Building Materials - 1.93%

Barnes Group, Inc.	42,600	1,634,988
Interline Brands, Inc.+	35,100	816,075
Lennox International, Inc.	67,302	2,163,759
Matthews International Corp., Class A	44,600	1,656,444
Simpson Manufacturing Co., Inc.	40,100	1,567,509
Trex Co., Inc.+#	13,900	361,261
USG Corp.+#	43,489	3,673,951
Watsco, Inc.	8,177	569,283

		12,443,270

Chemical - 2.21%

Airgas, Inc.	74,200	2,700,138
Arch Chemicals, Inc.	33,400	942,548
Cabot Microelectronics Corp.+#	14,400	491,328
Celanese Corp.	35,072	750,541
Eastman Chemical Co.	10,628	524,279
Ferro Corp.	57,200	1,148,576
H.B. Fuller Co.	33,100	1,343,860
MacDermid, Inc.	25,200	741,384
Minerals Technologies, Inc.	20,600	1,102,718
Olin Corp.#	44,251	929,713
Pioneer Cos., Inc.+#	49,000	1,475,880
Schulman (A), Inc.	1,867	43,744
Sensient Technologies Corp.	49,800	892,416
Symyx Technologies, Inc.+	18,200	527,800
UAP Holding Corp.	28,979	630,583

		14,245,508

Coal - 0.12%

Foundation Coal Holdings, Inc.	14,400	576,000
Massey Energy Co.	5,258	195,598

		771,598

Commercial Services - 4.11%

Blount International, Inc.+#	92,567	1,512,545
BlueLinx Holdings, Inc.#	6,701	106,412
Electro Rent Corp.+	22,000	327,800
Escala Group, Inc.+#	27,227	676,591
Geo Group, Inc.+	16,800	379,680
Greif Brothers Corp., Class A	19,534	1,131,214
H&E Equipment Services, Inc.+	2,900	72,761
Healthspring, Inc.+	11,950	282,020
Heartland Payment Systems, Inc.+#	10,400	229,320
Iron Mountain, Inc.+	28,375	1,239,987
Kendle International, Inc.+#	14,479	459,708
Laidlaw International, Inc.	25,792	711,859
LECG Corp.+	48,700	787,479
Maximus, Inc.	30,700	1,120,857
Multi-Color Corp.	900	25,002
Pacer International, Inc.	67,400	2,146,690
Plexus Corp.+	180,145	6,045,666
PRA International, Inc.+	49,012	1,291,466
Ritchie Brothers Auctioneers, Inc.	22,100	1,054,833
Senomyx, Inc.+#	18,900	307,314
Silgan Holdings, Inc.#	34,080	1,343,434
Sotheby’s Holdings, Inc., Class A+	140,908	2,975,977
Stewart Information Services Corp.	8,200	384,990
TeleTech Holdings, Inc.+#	103,740	1,281,189
Vertrue, Inc.+#	14,195	625,432

		26,520,226

Consumer Service - 0.21%

Advanta Corp., Class B	38,814	1,361,207

Drugs - 2.93%

Alkermes, Inc.+#	214,855	5,459,465
Alpharma, Inc., Class A	141,216	4,271,784
Cephalon, Inc.+#	11,600	921,968
CNS, Inc.#	14,757	306,798
Cubist Pharmaceuticals, Inc.+#	30,400	672,144
First Horizon Pharmaceutical Corp.+	52,800	1,083,456
King Pharmaceuticals, Inc.+	116,623	1,895,124
Mannatech, Inc.	88,500	1,185,015
Medicis Pharmaceutical Corp., Class A	17,100	486,324

Nutraceutical International Corp.+	20,134	289,326
Petmed Express, Inc.+#	31,392	586,716
Rigel Pharmaceuticals, Inc.+#	19,500	185,250
Salix Pharmaceuticals, Ltd.+	75,200	1,185,152
ViroPharma, Inc.+#	17,422	337,116

		18,865,638

Electronic Instruments - 0.03%

LoJack Corp.+#	7,310	166,303

Electronics/Electrical Equipment - 4.64%

American Science & Engineering, Inc.+#	8,311	632,384
Ampex Corp.+#	2,345	47,721
Analogic Corp.	13,400	722,930
Arrow Electronics, Inc.+	74,225	2,582,288
Artesyn Technologies, Inc.+#	33,200	361,880
Avnet, Inc.+	39,795	1,000,048
AVX Corp.#	27,161	449,786
Belden CDT, Inc.	39,900	1,028,622
Cogent, Inc.+#	10,300	239,578
Commscope, Inc.+	82,400	1,976,776
Cymer, Inc.+	49,632	2,232,447
Encore Wire Corp.+	24,700	770,393
ESCO Technologies, Inc.+	7,700	391,006
FEI Co.+#	23,700	474,237
Gerber Scientific, Inc.+#	22,160	230,243
Global Imaging Systems, Inc.+	27,600	996,360
Greatbatch, Inc.+#	75,577	1,671,008
Itron, Inc.+#	5,935	352,895
Kemet Corp.+#	59,100	526,581
Lamson & Sessions Co.+#	21,224	501,099
Littelfuse, Inc.+	27,600	793,224
Methode Electronics, Inc., Class A	88,300	1,083,441
Mettler-Toledo International, Inc.+	27,766	1,681,509
Millipore Corp.+	1,901	131,796
Molecular Devices Corp.+#	26,362	839,103
Multi-Fineline Electronix, Inc.+#	16,731	952,663
Netlogic Microsystems, Inc.+#	3,141	111,034
Newport Corp.+	27,700	491,398
Orbotech, Ltd.+	15,200	362,216
ScanSource, Inc.+#	5,100	296,361
Silicon Image, Inc.+	157,800	1,723,176
Silicon Laboratories, Inc.+#	22,800	1,093,944
Superior Essex, Inc.+	14,900	389,933
Teleflex, Inc.	34,028	2,199,910
Woodward Governor Co.	9,000	289,350
Zygo Corp.+#	15,833	272,169

		29,899,509

Fertilizers - 0.18%

Terra Industries, Inc.+#	166,377	1,179,613

Financial Services - 2.50%

Affiliated Managers Group, Inc.+#	15,800	1,555,194
American Financial Group, Inc.	11,727	485,498
AmeriCredit Corp.+	31,252	921,934
Asta Funding, Inc.	25,900	901,838
Calamos Asset Management, Inc., Class A	3,598	138,055
Chittenden Corp.	58,450	1,682,775
CompuCredit Corp.+	45,000	1,701,000
Investment Technology Group, Inc.+	21,800	991,464
Investors Financial Services Corp.#	20,700	933,777
LaBranche & Co., Inc.+	131,600	1,862,140
National Financial Partners Corp.	11,100	653,235
Nelnet, Inc.+	2,698	111,832
Piper Jaffray Cos.+	27,200	1,351,296
Raymond James Financial, Inc.	30,553	1,313,168
Stifel Financial Corp.+#	4,387	168,154
Westcorp	18,735	1,346,110

		16,117,470

Foods - 1.04%

Chiquita Brands International, Inc.#	99,050	1,705,641
Del Monte Foods Co.	66,904	727,916
Gold Kist, Inc.+	5,483	72,759
M & F Worldwide Corp.+#	45,760	755,040
Performance Food Group Co.+#	39,700	1,165,989
Seaboard Corp.#	960	1,434,240
Seneca Foods Corp., Class A+	7,800	153,270
Seneca Foods Corp., Class B+	2,700	52,245
Spartan Stores, Inc.#	12,252	144,451
Wild Oats Markets, Inc.+#	27,600	495,420

		6,706,971

Freight - 1.35%

Arkansas Best Corp.#	8,059	334,932
Bristow Group, Inc.+#	1,086	32,428
EGL, Inc.+	63,313	2,561,011
Forward Air Corp.	11,277	400,108
Gulfmark Offshore, Inc.+	16,000	438,720
Heartland Express, Inc.#	45,179	1,044,990
Kirby Corp.+	8,821	540,727
Knight Transportation, Inc.	87,653	1,734,653
Landstar System, Inc.	21,972	1,023,676
Nuco2, Inc.+	200	5,990
Old Dominion Freight Lines, Inc.+#	9,334	246,044
Ryder System, Inc.	8,200	363,588

		8,726,867

Funeral Services - 0.04%

Alderwoods Group, Inc.+#	16,690	285,065

Healthcare - 2.46%

Air Methods Corp.+#	2,392	56,714
Alliance Imaging, Inc.+#	23,591	138,715
American Medical Systems Holdings, Inc.+	6,200	134,354
Apria Healthcare Group, Inc.+	19,100	439,109
Candela Corp.+#	16,740	320,571
Community Health Systems, Inc.+	6,655	252,358
Dade Behring Holdings, Inc.	57,842	2,110,076
Dentsply International, Inc.	5,511	314,072
Edwards Lifesciences Corp.+	34,613	1,431,248
Genesis HealthCare Corp.+#	16,535	657,266
Kinetic Concepts, Inc.+	3,852	142,909
Magellan Health Services, Inc.+	49,685	1,897,470
Odyssey Healthcare, Inc.+#	45,026	847,389
ResMed, Inc.+#	69,000	2,800,710
Respironics, Inc.+	6,302	229,141
Steris Corp.	31,600	782,732
Sybron Dental Specialties, Inc.+	2,089	79,925
Symbion, Inc.+#	28,000	660,240
United Surgical Partners International, Inc.+#	49,400	1,736,410
VistaCare, Inc., Class A+#	15,300	207,315
Vital Signs, Inc.	12,308	628,447

		15,867,171

Heavy Duty Trucks/Parts - 0.23%

Cascade Corp.#	14,100	731,226
Navistar International Corp.+	1,446	42,440
Titan International, Inc.	39,100	677,994

		1,451,660

Home Builders - 1.06%

Brookfield Homes Corp.	12,119	602,436
NVR, Inc.+#	4,759	3,583,527
WCI Communities, Inc.+	58,600	1,479,064
William Lyon Homes, Inc.+	13,500	1,148,850

		6,813,877

Hospital Management - 0.16%

LifePoint Hospitals, Inc.+#	30,300	941,118
Pediatrix Medical Group, Inc.+	681	64,273

		1,005,391

Hospital Supplies - 0.54%

Henry Schein, Inc.+	40,248	1,877,569
ICU Medical, Inc.+#	18,724	657,213
NuVasive, Inc.+#	18,000	332,820
PSS World Medical, Inc.+	34,526	596,609

		3,464,211

Household Products - 1.02%

Chattem, Inc.+#	7,900	308,021
Digital Theater Systems, Inc.+#	18,400	339,480
Jarden Corp.+#	40,700	1,220,593
John H. Harland Co.#	88,145	3,189,968
Playtex Products, Inc.+	143,868	1,510,614

		6,568,676

Human Resources - 1.27%

Heidrick & Struggles International, Inc.+	7,800	288,600
Kforce, Inc.+	33,800	409,318
Korn/Ferry International+	79,300	1,669,265
Labor Ready, Inc.+	49,400	1,213,758
MPS Group, Inc.+	74,000	1,120,360
Resources Connection, Inc.+#	112,600	3,098,752
Spherion Corp.+	38,178	381,016

		8,181,069

Information Processing - Hardware - 1.38%

Electronics for Imaging, Inc.+	6,195	166,150
Imation Corp.	2,492	109,274
Komag, Inc.+#	109,258	5,117,645
LaserCard Corp.+#	6,468	118,170
Mercury Computer Systems, Inc.+	86,300	1,487,812
Synaptics, Inc.+#	17,400	408,726
Tech Data Corp.+	33,974	1,410,940
Virage Logic Corp.+#	8,600	94,772

		8,913,489

Information Processing - Services - 5.64%

3D Systems Corp.+#	1,200	22,800
Agilysys, Inc.#	129,083	1,844,596
Anixter International, Inc.	15,200	695,400
Ansoft Corp.+	3,748	146,809
Arbinet Holdings, Inc.+#	12,813	81,491
BISYS Group, Inc.+	34,600	488,206
CACI International, Inc., Class A+	22,200	1,337,994
Catapult Communications Corp.+	13,100	182,221
Ciber, Inc.+	161,800	936,822
Digital Insight Corp.+	19,100	631,255
Digital River, Inc.+#	13,800	519,432
Digitas, Inc.+	18,300	258,579
Dun & Bradstreet Corp.+	1,508	109,692
Earthlink, Inc.+#	307,225	3,047,672
Factset Research Systems, Inc.#	39,600	1,550,340
FileNET Corp.+	50,400	1,297,296
Forrester Research, Inc.+	25,400	574,294
Infospace, Inc.+	60,600	1,461,066
Intergraph Corp.+	89,840	3,257,598
Internet Security Systems, Inc.+	28,900	673,659
Jack Henry & Associates, Inc.	91,600	2,016,116
Kronos, Inc.+	29,650	1,215,946
MatrixOne, Inc.+#	44,400	269,508
MTS Systems Corp.	34,123	1,348,541
National Instruments Corp.	15,000	486,750
Perot Systems Corp., Class A+	104,100	1,572,951
Rightnow Technologies, Inc.+#	42,200	695,878

Secure Computing Corp.+	118,300	1,431,430
Sykes Enterprises, Inc.+	151,927	2,023,668
Trizetto Group, Inc.+#	89,735	1,503,959
United Online, Inc.	171,415	2,058,694
ValueClick, Inc.+	82,300	1,441,073
Vignette Corp.+	68,500	1,102,850
WebSideStory, Inc.+#	6,300	98,721

		36,383,307

Information Processing - Software - 3.21%

Actuate Corp.+#	26,336	102,184
Acxiom Corp.	27,051	700,080
Altiris, Inc.+	21,000	416,010
Aspen Technologies, Inc.+#	23,299	279,122
Blackbaud, Inc.	5,093	93,202
DucoCorp International, Inc.+#	4,685	36,426
Global Payments, Inc.	115,976	6,037,711
Hyperion Solutions Corp.+	21,450	719,647
Motive, Inc.+#	31,900	105,908
NetIQ Corp.+	43,900	496,070
Novell, Inc.+	184,696	1,756,459
Open Solutions, Inc.+	14,900	404,535
Packeteer, Inc.+	15,700	187,772
PDF Solutions, Inc.+#	33,100	559,059
Per-Se Technologies, Inc.+#	36,869	931,311
Progress Software Corp.+	27,767	810,796
Quest Software, Inc.+	152,900	2,227,753
Red Hat, Inc.+#	21,800	585,766
RSA Security, Inc.+	37,000	543,160
SPSS, Inc.+	46,369	1,513,484
Sybase, Inc.+	1,830	39,034
THQ, Inc.+#	22,700	544,800
Wind River Systems, Inc.+	106,100	1,641,367

		20,731,656

Insurance - 4.59%

American Physicians Capital, Inc.+	38,100	1,877,949
AMERIGROUP Corp.+	20,500	438,495
Aspen Insurance Holdings, Ltd.#	37,900	879,659
Assured Guaranty, Ltd.	58,900	1,554,960
Bristol West Holdings, Inc.	33,700	624,798
Conseco, Inc.+	45,706	1,135,337
FPIC Insurance Group, Inc.+#	1,192	41,887
Horace Mann Educators Corp.	42,100	785,165
Infinity Property & Casualty Corp.	28,500	1,130,310
LandAmerica Financial Group, Inc.#	52,578	3,506,953
Markel Corp.+	3,200	1,051,360
Ohio Casualty Corp.	138,400	4,236,424
PartnerRe, Ltd. #	14,700	890,967
Philadelphia Cons. Holding Corp.+	1,553	166,171
Protective Life Corp.	17,237	840,304
Safety Insurance Group, Inc.#	14,454	624,846
Selective Insurance Group, Inc.#	45,625	2,473,788
Sierra Health Services, Inc.+	75,441	3,145,135
Triad Guaranty, Inc.+#	7,800	354,042
UICI	48,100	1,764,789
W.R. Berkley Corp.	762	44,112
Zenith National Insurance Corp.	39,562	2,037,443

		29,604,894

Leisure & Tourism - 4.06%

Ambassadors Group, Inc.	1,697	41,050
Applebee’s International, Inc.	29,475	682,051
BJ’s Restaurants, Inc.+#	18,700	474,793
Bluegreen Corp.+#	12,371	196,328
Brunswick Corp.	38,100	1,494,663
CEC Entertainment, Inc.+	15,950	519,332
Cheesecake Factory, Inc., Class A+	40,000	1,446,400
Dominos Pizza, Inc.	79,631	2,030,590
Dreamworks Animation SKG, Inc., Class A+#	77,550	2,093,850
Handleman Co.#	101,531	998,050
Hasbro, Inc.	31,830	645,831
Jakks Pacific, Inc.+#	191,668	4,757,200
Luby’s, Inc.+#	79,315	1,182,587
Main Street Restaurant Group, Inc.+#	22,955	126,253
P.F. Chang’s China Bistro, Inc.+#	13,100	633,254
Panera Bread Co., Class A+	15,300	1,084,158
Papa John’s International, Inc.+#	65,862	2,166,860
Playboy Enterprises, Inc., Class B+#	15,105	209,355
Polaris Industries, Inc.#	2,600	130,130
Red Robin Gourmet Burgers, Inc.+#	23,000	919,770
Ruby Tuesday, Inc.#	12,400	354,020
SCP Pool Corp.	24,511	1,065,493
Sonic Corp.+	37,575	1,187,746
Steinway Musical Instruments, Inc.+(1)#	10,672	351,642
Texas Roadhouse, Inc.+#	8,800	135,168
UTI Worldwide, Inc.	11,800	1,234,634

		26,161,208

Machinery - 3.20%

Actuant Corp., Class A#	26,400	1,454,640
Applied Industrial Technologies, Inc.	58,346	2,496,042
Baldor Electric Co.	44,400	1,431,900
Columbus Mckinnon Corp.+	9,767	262,732
Cummins, Inc.#	25,996	2,814,847
Flow International Corp.+#	25,164	328,894
Gardner Denver, Inc.+	35,700	2,190,552
Graco, Inc.	32,300	1,345,941
IDEX Corp.	13,300	628,425
Insituform Technologies, Inc., Class A+#	21,200	570,492
JLG Industries, Inc.	51,703	3,049,960

Lindsay Manufacturing Co.#	52,900	1,296,050
Tennant Co.	7,200	336,240
Toro Co.	52,700	2,431,051

		20,637,766

Manufacturing - 0.01%

Applied Films Corp.+#	4,000	76,840

Medical - Biomedical/Gene - 0.92%

Alexion Pharmaceuticals, Inc.+	12,300	462,234
Cytogen Corp.+#	10,900	35,098
Cytokinetics, Inc.+	3,300	23,562
Decode Genetics, Inc.+#	70,800	666,936
Exelixis, Inc.+	30,600	332,316
ICOS Corp.+	21,600	521,208
Myogen, Inc.+	9,600	363,840
Myriad Genetics, Inc.+#	56,000	1,438,080
Tercica, Inc.+#	14,900	114,879
Vertex Pharmaceuticals, Inc.+#	45,411	1,963,572

		5,921,725

Medical Technology - 2.99%

Albany Molecular Research, Inc.+#	125,124	1,262,501
AngioDynamics, Inc.+	37,300	936,603
Aspect Medical Systems, Inc.+	14,900	399,171
Bio-Rad Laboratories, Inc., Class A+	764	43,785
Cantel Medical Corp.+#	2,248	38,486
Cutera, Inc.+#	29,985	812,294
DJ Orthopedics, Inc.+	22,300	777,824
Haemonetics Corp.+	37,929	1,964,722
HealthTronics Surgical Services, Inc.+#	13,038	94,786
Hologic, Inc.+	5,266	251,873
Idexx Laboratories, Inc.+	729	57,285
Incyte Genomics, Inc.+#	13,100	77,028
Integra LifeSciences Corp.+#	68,900	2,744,976
InterMune, Inc.+#	37,400	712,844
Kyphon, Inc.+	38,700	1,381,977
Lifeline Systems, Inc.+#	21,400	1,020,352
Martek Biosciences Corp.+#	21,500	732,720
Nektar Therapeutics+#	1,900	39,729
Neurometrix, Inc.+	41,700	1,497,864
Noven Pharmaceuticals, Inc.+#	33,500	504,845
OraSure Technologies, Inc.+	136,200	1,296,624
SurModics, Inc.+#	23,996	930,085
Thoratec Corp.+#	22,900	460,748
TriPath Imaging, Inc.+	83,900	542,833
West Pharmaceutical Services, Inc.	1,511	48,790
Wright Medical Group, Inc.+#	33,400	645,622

		19,276,367

Metals - 3.21%

AM Castle & Co.	25,900	733,488
Chaparral Steel Co.+	4,579	209,764
Cleveland-Cliffs, Inc.#	8,203	705,868
Commercial Metals Co.	37,052	1,678,085
Gibraltar Industries, Inc.	18,750	478,312
Harsco Corp.	27,800	2,217,884
Material Sciences Corp.+	23,900	310,939
Meridian Gold, Inc.+	48,300	1,223,922
Metal Management, Inc.#	46,894	1,322,880
Novamerican Steel, Inc.+	2,148	86,264
Olympic Steel, Inc.#	1,831	48,265
Quanex Corp.	61,942	3,844,740
RBC Bearings, Inc.+	12,000	236,760
Reliance Steel & Aluminum Co.	72,099	5,940,237
Shiloh Industries, Inc.+	7,078	115,371
Steel Technologies, Inc.	57,200	1,578,148

		20,730,927

Mining - 0.01%

Lihir Gold, Ltd.+	52,100	82,441

Mobile Homes - 0.14%

Fleetwood Enterprises, Inc.+	73,800	833,940
Winnebago Industries, Inc.#	2,200	70,664

		904,604

Oil & Gas - 7.10%

Barrett Bill Corp.+#	38,300	1,268,496
Cal Dive International, Inc.+	31,300	1,102,073
Callon Petroleum Co.+#	31,847	563,055
Chesapeake Energy Corp.	23,400	308,646
Cimarex Energy Co.	53,840	2,296,814
Dril-Quip, Inc.+	22,900	1,163,320
Energen Corp.	79,699	2,847,645
FMC Technologies, Inc.+	54,000	2,533,680
Forest Oil Corp.+	48,600	2,412,990
Frontier Oil Corp.	101,088	4,675,320
Giant Industries, Inc.+#	12,262	713,648
Grant Prideco, Inc.+	96,000	3,885,120
Hanover Compressor Co.+#	50,700	774,696
Harvest Natural Resources, Inc.+#	168,210	1,515,572
Hydril Co.+	11,600	781,144
Input/Output, Inc.+#	13,900	105,084
Key Energy Services, Inc.+	11,100	165,945
Lone Star Technologies, Inc.+	12,500	621,250
McDermott International, Inc.+	56,971	2,936,855
Mitcham Industries, Inc.+	18,982	317,949
Noble Energy, Inc.	6,000	252,240
Parker Drilling Co.+	128,320	1,186,960
Penn Virginia Corp.	707	43,728
Pogo Producing Co.	12,801	638,258
Remington Oil & Gas Corp.+	41,400	1,734,660
SEACOR Holdings, Inc.+#	36,609	2,671,359
St. Mary Land & Exploration Co.	9,175	352,228
Superior Well Services, Inc.+	2,900	71,195
Swift Energy Co.+	44,884	1,739,704
Tesoro Petroleum Corp.	19,074	1,152,260
UGI Corp.	61,733	1,385,906
Union Drilling, Inc.+	13,000	163,150

Veritas DGC, Inc.+	69,604	2,932,417
W-H Energy Services, Inc.+	12,200	481,900

		45,795,267

Paper/Forest Products - 0.55%

Buckeye Technologies, Inc.+#	48,400	426,404
Louisiana-Pacific Corp.	42,063	1,195,851
Rayonier, Inc.	14,220	612,882
Smurfit-Stone Container Corp.+	2,000	26,240
Universal Forest Products, Inc.	20,675	1,278,335

		3,539,712

Pollution Control - 0.41%

Clean Harbors, Inc.+#	29,483	972,349
Synagro Technologies, Inc.#	73,000	348,940
Tetra Tech, Inc.+	21,074	375,328
Waste Connections, Inc.+	26,400	967,296

		2,663,913

Publishing - 0.63%

Consolidated Graphics, Inc.+	34,785	1,776,470
John Wiley & Sons, Inc., Class A	1,553	58,470
Journal Register Co.	40,800	524,688
Scholastic Corp.+	58,369	1,717,216

		4,076,844

Railroads & Equipment - 0.15%

Genesee & Wyoming, Inc., Class A+	5,400	247,050
Kansas City Southern+#	30,460	705,758

		952,808

Real Estate Investment Trusts - 3.41%

Arden Realty, Inc.	23,400	1,061,424
Ashford Hospitality Trust, Inc.	59,500	743,155
Boykin Lodging Co.+#	78,553	1,003,907
CBL & Associates Properties, Inc.	54,291	2,312,797
Cousins Properties, Inc.	41,600	1,275,872
EastGroup Properties, Inc.	28,100	1,291,195
Equity Inns, Inc.	36,800	569,664
Equity Lifestyle Properties, Inc.	10,400	495,976
Essex Property Trust, Inc.	2,800	279,020
FelCor Lodging Trust, Inc.	103,900	2,062,415
Getty Realty Corp.	29,900	847,665
Glenborough Realty Trust, Inc.#	14,600	282,510
Innkeepers USA Trust	90,792	1,591,584
Lasalle Hotel Properties	44,600	1,781,770
LTC Properties, Inc.	41,700	922,821
Meristar Hospitality Corp.+	45,909	473,322
Mission West Properties, Inc.#	19,155	204,958
National Health Investors, Inc.	41,500	1,104,730
Omega Healthcare Investors, Inc.	37,800	489,132
Parkway Properties, Inc.#	3,600	158,544
PS Business Parks, Inc.	16,710	888,805
Reckson Associates Realty Corp.	8,400	343,560
Saul Centers, Inc.	3,494	135,532
Tanger Factory Outlet Centers, Inc.	7,152	231,010
Taubman Centers, Inc.	8,834	351,063
Washington Real Estate Investment Trust	30,000	1,002,600
Winston Hotels, Inc.	5,300	54,484

		21,959,515

Retail - 3.64%

AC Moore Arts & Crafts, Inc.+#	9,700	174,600
Barnes & Noble, Inc.	52,354	2,254,887
Big Lots, Inc.+	58,800	747,348
Bon-Ton Stores, Inc.#	6,198	168,710
Building Materials Holding Corp.#	35,048	2,358,730
Casey’s General Stores, Inc.	73,200	1,920,036
Conns, Inc.+	24,900	927,525
DSW, Inc.+#	15,600	445,848
EZCORP, Inc.+#	7,305	158,007
Hibbett Sporting Goods, Inc.+	19,650	630,372
Longs Drug Stores Corp.	54,362	2,085,870
MarineMax, Inc.+#	21,900	675,834
Pacific Sunwear of California, Inc.+	71,000	1,690,510
Pantry, Inc.+#	70,712	4,184,029
Petco Animal Supplies, Inc.+	38,100	741,426
Priceline.com, Inc.+	19,100	468,905
Rush Enterprises, Inc.+	24,700	456,950
Select Comfort Corp.+#	77,900	2,847,245
Sportsman’s Guide, Inc.+	2,519	63,705
Zumiez, Inc.+#	8,700	462,231

		23,462,768

Retirement/Aged Care - 0.45%

Sunrise Senior Living, Inc.+#	81,000	2,872,260

Savings & Loan - 1.47%

Anchor BanCorp Wisconsin, Inc.	1,436	43,726
Astoria Financial Corp.	8,527	244,469
Downey Financial Corp.#	44,732	2,842,719
First Financial Holdings, Inc.	10,600	342,592
First Indiana Corp.	2,952	81,446
First Niagara Financial Group, Inc.	124,000	1,747,160
FirstFed Financial Corp.+	5,600	336,056
Flagstar Bancorp, Inc.	47,600	735,420
Harbor Florida Bancshares, Inc.#	37,900	1,440,579
NewAlliance Bancshares, Inc.	77,200	1,095,468
TierOne Corp.	17,300	570,900

		9,480,535

Schools - 0.27%

Corinthian Colleges, Inc.+	103,200	1,337,472
Education Management Corp.+	10,400	391,040

		1,728,512

Semiconductors - 2.58%

Amis Holdings, Inc.+	24,100	207,742
ATMI, Inc.+#	8,700	261,261
Brooks Automation, Inc.+	36,700	575,823
Cirrus Logic, Inc.+	210,700	1,599,213
Credence Systems Corp.+#	39,600	342,936
Cypress Semiconductor Corp.+#	5,800	103,008
Emulex Corp.+	70,400	1,253,120
Entegris, Inc.+	112,334	1,175,014
Exar Corp.+#	37,100	461,895
IXYS Corp.+	108,600	1,162,020
Kopin Corp.+	257,300	1,119,255
Lattice Semiconductor Corp.+	81,700	371,735
Micrel, Inc.+	135,500	1,892,935
Microsemi Corp.+#	6,500	199,875
MKS Instruments, Inc.+	45,200	1,010,672
Omnivision Technologies, Inc.+#	83,503	2,129,326
ON Semiconductor Corp.+#	164,997	1,087,330
Power Integrations, Inc.+	26,400	655,512
Semtech Corp.+	55,000	1,032,900

		16,641,572

Telecommunications - 2.26%

Adtran, Inc.	51,598	1,419,977
Arris Group, Inc.+	148,500	1,884,465
Atheros Communications, Inc.+	9,600	197,568
Brightpoint, Inc.+#	5,805	164,223
Broadwing Corp.+	156,200	1,399,552
CalAmp Corp.+#	31,280	314,364
CenturyTel, Inc.	25,443	915,439
Glenayre Technologies, Inc.+#	37,785	147,361
Golden Telecom, Inc.	13,600	407,728
Iowa Telecommunications Services, Inc.#	2,737	48,445
Netgear, Inc.+	58,750	1,008,150
Oplink Communications, Inc.+	31,300	511,755
Premiere Global Services, Inc.+	126,749	1,040,609
Price Communications Corp.+	39,640	663,970
RCN Corp.+	47,900	1,197,500
SBA Communcations Corp.+	5,400	121,446
Spectralink Corp.	75,600	935,172
Talk America Holdings, Inc.+#	62,407	532,332
Tekelec+#	9,300	124,713
Tessco Technologies, Inc.+	11,474	212,269
UbiquiTel, Inc.+	80,900	790,393
Valor Communications Group, Inc.	5,270	65,085
West Corp.+	10,700	465,771

		14,568,287

Textile - Products - 0.22%

Angelica Corp.#	16,300	327,304
Culp, Inc.+	1,700	8,415
G&K Services, Inc., Class A	27,000	1,055,700

		1,391,419

Therapeutics - 1.34%

Abgenix, Inc.+#	3,100	68,944
Amylin Pharmaceuticals, Inc.+#	17,500	759,150
Anadys Pharmaceuticals, Inc.+#	15,400	200,200
AtheroGenics, Inc.+#	24,800	399,776
BioMarin Pharmaceutical, Inc.+	57,500	752,100
CV Therapeutics, Inc.+#	200	5,382
Inspire Phamaceuticals, Inc.+#	41,300	208,565
Medarex, Inc.+	125,100	1,846,476
Medicines Co.+	12,100	246,719
Memory Pharmaceuticals Corp.+#	18,600	44,826
Neurocrine Biosciences, Inc.+#	22,100	1,449,981
NPS Pharmaceuticals, Inc.+#	13,400	205,556
Onyx Pharmaceuticals, Inc.+#	7,000	199,500
Theravance, Inc.+#	6,700	188,002
Trimeris, Inc.+#	10,800	135,432
United Therapeutics Corp.+#	31,766	1,958,056

		8,668,665

Tobacco - 0.34%

Loews Corp. - Carolina Group	45,862	2,177,986

Utilities - Communication - 0.15%

Commonwealth Telephone Enterprises, Inc.	30,600	987,768

Utilities - Electric - 1.33%

Allegheny Energy, Inc.+	23,821	851,839
Black Hills Corp.	12,000	414,840
CH Energy Group, Inc.	21,400	1,050,740
Cleco Corp.	74,200	1,668,758
El Paso Electric Co.+	17,700	361,965
Empire District Electric Co.#	3,000	66,360
Headwaters, Inc.+	20,800	772,096
Pepco Holdings, Inc.	9,506	225,958
Pike Electric Corp.+	19,600	373,380
Sierra Pacific Resources+	116,000	1,651,840
UniSource Energy Corp.	36,800	1,119,088

		8,556,864

Utilities - Gas, Distribution - 0.54%

Nicor, Inc.#	52,784	2,266,017
Northwest Natural Gas Co.	14,400	493,056
Southwest Gas Corp.	25,100	715,852

		3,474,925

Water Services - 0.05%

Pico Holdings, Inc.+	10,500	354,585

Total Long-Term Investment Securities
(Cost $521,151,212)		639,854,139

SHORT-TERM INVESTMENTS - 20.41%
Collective Investment Pool - 19.75%

Securities Lending Quality	$127,380,397	127,380,397
Registered Investment Companies - 0.41%

T. Rowe Price Reserve Investment Fund:
4.59% due 03/01/06	2,652,810	2,652,810

Time Deposit - 0.25%

Euro Time Deposit with State Street Bank & Trust Co.:
1.50% due 03/01/06	$461,000	461,000
2.40% due 03/01/06	1,149,000	1,149,000

		1,610,000

Total Short-Term Investments
(Cost $131,643,207)		131,643,207

TOTAL INVESTMENTS
(Cost $652,794,419)(3)	119.64%	771,497,346
Liabilities in excess of other assets	(19.64)%	(126,674,450)

NET ASSETS	100.00%	$644,822,896

+	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 92.67%
Advertising - 0.38%

ADVO, Inc.#	22,249	$715,306
Catalina Marketing Corp.#	35,390	784,950
FTD Group, Inc.+	9,472	88,658
Greenfield Online, Inc.+#	11,728	82,213
Marchex, Inc., Class B+#	14,086	309,047
Valassis Communications, Inc.+#	35,551	979,430
ValueVision Media, Inc., Class A+#	19,437	247,044
Ventiv Health, Inc.+	19,019	529,869

		3,736,517

Aerospace/Defense - 1.25%

AAR Corp.+#	23,081	584,180
ARGON ST, Inc.+#	6,231	185,123
Armor Holdings, Inc.+#	24,574	1,443,231
BE Aerospace, Inc.+	40,561	973,058
Curtiss-Wright Corp.	15,380	951,099
DRS Technologies, Inc.#	27,187	1,434,658
EDO Corp.#	11,266	328,179
Esterline Technologies Corp.+#	17,852	743,357
Gencorp, Inc.+#	38,748	745,899
Heico Corp.#	15,322	450,773
Herley Industries, Inc.+#	9,195	172,958
Innovative Solutions and Support, Inc.+#	9,496	133,989
K&F Industries Holdings, Inc.+	11,955	185,063
Kaman Corp., Class A	15,759	357,887
Moog, Inc., Class A+	24,088	808,393
MTC Technologies, Inc.+#	7,160	197,545
Orbital Sciences Corp., Class A+#	39,534	602,103
Sequa Corp., Class A+#	4,486	380,906
Teledyne Technologies, Inc.+	23,686	784,717
Triumph Group, Inc.+	11,308	473,240
United Industrial Corp.#	6,981	360,639

		12,296,997

Airlines - 0.50%

Airtran Holdings, Inc.+#	61,769	1,098,253
Alaska Air Group, Inc.+	19,342	619,911
Continental Airlines, Inc., Class B+#	48,053	1,119,635
ExpressJet Holdings, Inc.+	31,126	234,067
Frontier Airlines, Inc.+#	25,366	182,635
MAIR Holdings, Inc.+#	8,651	44,207
Mesa Air Group, Inc.+#	21,400	244,388
SkyWest, Inc.#	41,035	1,188,784
World Air Holdings, Inc.+#	16,733	145,075

		4,876,955

Apparel & Products - 1.95%

Blair Corp.	2,745	113,231
Brown Shoe Co., Inc.#	12,995	619,862
Buckle, Inc.#	5,485	209,801
Cache, Inc.+#	8,772	152,457
Carter’s, Inc.+#	13,084	837,245
Casual Male Retail Group, Inc.+#	18,486	168,407
Cato Corp., Class A	21,740	453,714
Charlotte Russe Holding, Inc.+#	10,629	193,448
Charming Shoppes, Inc.+#	85,255	1,141,564
Cherokee, Inc.#	4,995	192,507
Children’s Place Retail Stores, Inc.+#	14,960	698,183
Christopher & Banks Corp.	25,462	558,382
Deckers Outdoor Corp.+#	7,225	244,928
dELiA*s, Inc.+#	13,058	116,347
DHB Industries, Inc.+#	19,678	91,503
Dress Barn, Inc.+#	15,214	656,941
Finish Line, Inc., Class A	29,948	501,330
Genesco, Inc.+#	16,062	652,117
Guess ?, Inc.+#	11,450	414,376
Gymboree Corp.+#	22,187	507,195
Hartmarx Corp.+#	18,355	159,138
Hot Topic, Inc.+#	31,888	420,284
J. Jill Group, Inc.+	14,336	338,760
K-Swiss, Inc., Class A	17,746	517,828
Kellwood Co.#	19,756	508,519
Kenneth Cole Productions, Inc., Class A#	6,445	177,302
Maidenform Brands, Inc.+#	9,125	88,330
Oakley, Inc.#	17,304	263,367
Oxford Industries, Inc.#	9,939	455,007
Payless ShoeSource, Inc.+#	47,782	1,132,433
Perry Ellis International, Inc.+#	6,743	148,413
Phillips-Van Heusen Corp.#	23,060	818,630
Russell Corp.#	23,424	334,495
Shoe Carnival, Inc.+#	5,300	119,091
Skechers U.S.A., Inc., Class A+#	15,908	337,250
Stage Stores, Inc.#	19,528	569,436
Stein Mart, Inc.#	18,333	305,794
Steven Madden, Ltd.+#	9,270	297,104
Stride Rite Corp. #	25,765	358,134
Talbots, Inc.	16,302	434,611
Too, Inc.+#	24,435	743,557
Under Armour, Inc.+#	374	10,543
Volcom, Inc.+#	3,342	114,430
Warnaco Group, Inc.+	32,902	763,655
Wet Seal, Inc.+#	39,965	212,214
Weyco Group, Inc.	4,114	79,359
Wolverine World Wide, Inc.#	41,166	908,122

		19,139,344

Appliances/Furnishings - 0.65%

American Woodmark Corp.#	8,056	273,904
Bassett Furniture Industries, Inc.#	7,368	142,129
CompX International, Inc., Class A#	1,405	23,941
Ethan Allen Interiors, Inc.#	24,839	1,011,196
Furniture Brands International, Inc.#	34,885	862,357
Griffon Corp.+#	20,738	487,758
Haverty Furniture Cos., Inc.#	13,849	197,348
Hooker Furniture Corp.#	7,442	114,384

Interface, Inc., Class A+#	32,490	359,989
Kimball International, Inc., Class B	15,853	224,637
Knoll, Inc.#	7,830	155,895
La-Z-Boy Chair Co.#	37,120	592,064
Lancaster Colony Corp.#	18,388	738,094
Maytag Corp.#	56,709	975,395
Stanley Furniture Co., Inc.	9,258	236,079

		6,395,170

Automotive - 1.37%

Accuride Corp.+#	7,823	88,556
Acuity Brands, Inc.	31,400	1,239,986
Aftermarket Technology Corp.+#	15,161	328,994
America’s Car Mart, Inc.+#	6,367	117,280
American Axle & Manufacturing Holdings, Inc.#	30,473	494,272
AO Smith Corp.	11,954	553,470
ArvinMeritor, Inc.#	49,885	835,075
Asbury Automotive Group, Inc.+#	9,209	176,352
ASV, Inc.+#	12,539	403,505
Commercial Vehicle Group, Inc.+#	10,322	188,893
Cooper Tire & Rubber Co.#	45,513	678,144
CSK Auto Corp.+#	32,125	511,109
Group 1 Automotive, Inc.#	14,916	570,984
Hayes Lemmerz International, Inc.+#	26,944	84,335
Kaydon Corp.#	20,041	721,476
Keystone Automotive Industries, Inc.+	11,211	495,526
Lithia Motors, Inc., Class A#	10,970	351,479
Midas, Inc.+#	11,385	216,770
Modine Manufacturing Co.#	24,757	694,434
Monro Muffler Brake, Inc.#	7,465	270,084
Noble International Ltd.#	7,933	121,772
Pep Boys-Manny, Moe & Jack#	39,335	617,559
R & B, Inc.+	7,065	74,960
Standard Motor Products, Inc., Class A#	10,599	112,455
Strattec Security Corp.+	2,692	108,918
Superior Industries International, Inc.#	15,776	339,973
Tenneco Automotive, Inc.+#	31,027	702,762
Thor Industries, Inc.#	24,601	1,161,167
United Auto Group, Inc.#	19,013	822,122
Visteon Corp.+#	91,561	426,674

		13,509,086

Auto - Replacement Parts - 0.06%

Sonic Automotive, Inc., Class A#	20,911	553,932
Valence Technology, Inc.+#	31,326	72,050

		625,982

Banks - 6.81%

1st Source Corp.#	8,340	222,261
Alabama National Bancorp#	9,687	673,925
Amcore Financial, Inc.#	15,066	450,624
AmericanWest Bancorp+#	7,393	187,043
Ameris Bancorp#	8,435	194,005
Ames National Corp.#	5,992	147,583
Arrow Financial Corp.#	7,509	201,316
BancFirst Corp.	2,793	236,288
Bancorp, Inc.+	6,998	146,818
BancorpSouth, Inc.#	55,701	1,337,938
BancTrust Financial Group, Inc.#	6,668	147,096
Bank Corp.+#	9,553	109,095
Bank of Granite Corp.#	9,393	184,103
Bank of The Ozarks, Inc.#	8,079	287,289
BankFinancial Corp.+	17,409	276,803
Banner Corp.	7,458	238,656
Boston Private Financial Holdings, Inc.#	20,140	616,485
Camden National Corp.#	5,436	181,454
Capital City Bank Group, Inc.#	8,705	303,979
Capital Corp. of the West	6,607	222,259
Capital Crossing Bank+#	4,170	133,815
Capitol Bancorp, Ltd.#	8,866	384,252
Cardinal Financial Corp.#	17,310	212,913
Cascade Bancorp	11,982	311,652
Cathay General Bancorp#	32,362	1,153,058
Centennial Bank Holdings, Inc.+#	1,990	23,721
Center Financial Corp.	7,934	183,831
Central Pacific Financial Corp.#	21,598	799,126
Chemical Financial Corp.	17,925	577,006
Citizens & Northern Corp.#	5,899	150,307
Citizens Banking Corp.#	30,721	813,492
City Bank#	5,539	234,410
City Holding Co.#	12,790	465,684
CoBiz, Inc.#	10,434	198,768
Colony Bankcorp Corp.#	3,895	95,428
Columbia Banking System, Inc.#	11,137	373,424
Commercial Bankshares, Inc./FL#	3,335	118,759
Community Bancorp.+#	3,535	105,944
Community Bank Systems, Inc.#	21,598	468,029
Community Bks., Inc.#	15,328	426,885
Community Trust Bancorp, Inc.#	10,582	335,661
Corus Bankshares, Inc.#	13,297	798,485
CVB Financial Corp.#	41,867	699,598
Enterprise Financial Services Corp.+#	5,509	147,035
EuroBancshares, Inc.+#	6,571	82,203
Farmers Capital Bank Corp.#	4,333	141,212
Financial Institutions, Inc.#	6,428	122,903
First Bancorp North Carolina#	8,100	180,063
First BanCorp Puerto Rico#	48,705	616,605
First Busey Corp., Class A#	9,951	203,100
First Charter Corp.	21,621	529,931
First Citizens BancShares, Inc., Class A	4,291	803,104
First Commonwealth Financial Corp.#	49,751	672,634
First Community Bancorp#	9,365	559,278
First Community Bancshares, Inc.#	7,170	233,885
First Financial Bancorp#	25,074	424,001

First Financial Bankshares, Inc.#	13,088	478,759
First Financial Corp.	9,600	275,520
First Merchants Corp.#	13,163	339,079
First Midwest Bancorp, Inc.#	32,517	1,093,547
First Oak Brook Bancshares, Inc., Class A#	4,712	126,800
First Regional Bancorp+	1,723	144,215
First Republic Bank#	15,403	558,975
First South Bancorp, Inc.#	3,451	121,475
First State Bancorp.	10,923	282,032
FNB Corp. (PA)#	40,024	659,996
FNB Corp. (VA)#	5,182	176,084
Fremont General Corp.#	46,191	1,095,651
Frontier Financial Corp.#	17,523	564,591
GB&T Bancshares, Inc.#	9,021	188,088
Glacier Bancorp, Inc.#	22,218	700,756
Gold Banc Corp., Inc.	27,865	509,651
Great Southern Bancorp, Inc.#	7,407	208,655
Greater Bay Bancorp	36,407	979,348
Greene County Bancshares, Inc.	4,689	135,043
Hancock Holding Co.#	19,037	850,002
Hanmi Financial Corp.#	28,392	509,636
Harleysville National Corp.#	19,608	434,317
Heartland Financial USA, Inc.#	7,544	162,950
Heritage Commerce Corp.#	8,444	193,959
Iberiabank Corp.#	6,819	393,865
Independent Bank Corp. (MA)#	10,955	331,937
Independent Bank Corp. (MI)#	15,799	426,099
Integra Bank Corp.#	10,914	235,633
Interchange Financial Services Corp.	12,169	231,576
Irwin Financial Corp.#	12,954	259,598
Lakeland Bancorp, Inc.#	13,006	202,633
Lakeland Financial Corp.#	4,209	184,354
Macatawa Bank Corp.#	7,252	265,061
Main Street Banks., Inc.#	11,140	287,858
Mainsource Financial Group, Inc.	8,422	153,954
MB Financial, Inc.	15,626	574,412
MBT Financial Corp.#	10,508	176,534
Mercantile Bank Corp.	5,393	209,410
Mid-State Bancshares#	16,298	468,893
Midwest Banc Holdings, Inc.#	9,451	242,891
Nara Bancorp, Inc.#	13,214	230,849
National Penn Bancshares, Inc.#	30,793	644,190
NBC Capital Corp.#	4,933	120,908
NBT Bancorp, Inc.#	23,065	527,727
NetBank, Inc.#	32,900	245,105
Northern Empire Bancshares+#	5,680	144,670
Old National Bancorp#	48,613	1,033,026
Old Second Bancorp, Inc.	9,603	306,528
Omega Financial Corp.#	8,976	291,900
Oriental Financial Group, Inc.#	15,080	215,041
Pacific Capital Bancorp#	32,608	1,165,084
Park National Corp.#	8,655	907,909
Peapack Gladstone Financial Corp.#	5,905	166,816
Pennsylvania Commerce Bancorp, Inc.+#	3,133	97,123
Peoples Bancorp, Inc.#	6,663	196,292
Pinnacle Financial Partners, Inc.+#	5,175	136,931
Placer Sierra Bancshares	4,773	125,434
Preferred Bank#	2,941	141,344
Premierwest Bancorp#	9,803	174,493
PrivateBancorp, Inc.#	11,782	446,891
Prosperity Bancshares, Inc.#	15,218	439,191
Provident Bankshares Corp.#	23,454	853,022
R&G Financial Corp., Class B#	19,809	233,548
Renasant Corp.#	7,389	254,699
Republic Bancorp, Inc. #	54,833	665,124
Republic Bancorp, Inc., Class A#	5,111	102,220
Royal Bancshares of Pennsylvania, Inc., Class A#	3,292	79,831
S&T Bancorp, Inc.#	18,916	689,299
Sandy Spring Bancorp, Inc.	10,424	369,739
Santander BanCorp#	3,783	90,376
SCBT Financial Corp.	5,731	200,585
Seacoast Banking Corp. of Florida	9,024	243,107
Security Bank Corp.#	7,475	172,149
Sierra Bancorp#	3,853	96,402
Signature Bank+#	8,354	270,670
Simmons First National Corp., Class A#	10,228	291,191
Southside Bancshares, Inc.#	6,974	140,247
Southwest Bancorp, Inc.	9,681	211,917
State Bancorp, Inc.#	6,992	110,963
State National Bancshares, Inc.#	158	4,272
Sterling Bancorp	13,706	278,780
Sterling Bancshares, Inc.	32,193	573,679
Sterling Financial Corp.#	18,188	375,218
Suffolk Bancorp#	7,564	259,521
Summit Bancshares, Inc.	7,317	133,828
Summit Financial Group, Inc.#	3,652	81,586
Sun Bancorp, Inc. NJ+	8,012	166,650
Susquehanna Bancshares, Inc.#	33,194	800,307
SVB Financial Group+#	25,250	1,287,497
SY Bancorp, Inc.#	8,560	212,117
Taylor Capital Group, Inc.#	3,208	121,102
Texas Capital Bancshares, Inc.+#	15,894	342,993
Texas Regional Bancshares, Inc., Class A#	29,290	904,475
Tompkins Trustco, Inc.#	4,510	210,482
TriCo Bancshares#	8,616	222,982
TrustCo Bank Corp. NY#	53,541	673,010
Trustmark Corp.#	33,647	1,014,457
U.S.B. Holding Co., Inc.	8,223	180,577
UCBH Holdings, Inc.#	65,102	1,165,326
UMB Financial Corp.#	11,112	751,616
Umpqua Holdings Corp.#	31,629	851,769
Union Bankshares Corp.#	6,230	281,035
United Bankshares, Inc.#	26,625	997,639
United Community Banks, Inc.#	22,480	614,828
United Security Bancshares/AL#	4,111	112,641
Univest Corp.#	8,170	199,920
Unizan Financial Corp.#	15,725	429,293
Vineyard National Bancorp Co.#	5,553	166,590
Virginia Commerce Bancorp+#	6,499	235,914
Virginia Financial Group, Inc.	5,097	203,880
W Holding Co., Inc.#	77,736	624,997
Washington Trust Bancorp, Inc.#	8,432	229,097

WesBanco, Inc.#	16,156	512,953
West Bancorp.#	11,885	221,061
West Coast Bancorp.#	10,532	284,259
Westamerica Bancorp.#	23,336	1,265,745
Western Alliance Bankcorp+#	2,749	96,710
Western Sierra Bancorp.+#	4,729	203,489
Wilshire Bancorp, Inc.#	10,977	211,307
Wintrust Financial Corp.#	16,701	879,809
Yardville National Bancorp.#	6,085	218,756

		67,013,767

Beverages - 0.19%

Boston Beer Co., Inc., Class A+#	6,874	183,742
Coca-Cola Bottling Co. Cons.	3,309	149,666
Farmer Brothers Co.#	4,792	104,226
Green Mountain Coffee, Inc.+#	3,142	128,854
Hansen Natural Corp.+#	10,618	991,084
National Beverage Corp.+	5,368	46,380
Peet’s Coffee & Tea, Inc.+#	9,710	290,717

		1,894,669

Broadcasting - 0.58%

4Kids Entertainment, Inc.+#	9,484	161,228
Beasley Broadcast Group, Inc., Class A	5,294	71,681
Charter Communications, Inc., Class A+#	223,979	257,576
Citadel Broadcasting Corp.#	31,198	347,546
Cox Radio, Inc., Class A+#	27,323	377,877
Crown Media Holdings, Inc., Class A+#	10,412	81,734
Cumulus Media, Inc., Class A+#	40,442	469,127
Emmis Communications Corp., Class A+#	22,752	372,450
Entercom Communications Corp.+#	25,650	722,561
Fisher Communications, Inc.+	4,705	201,374
Gray Television, Inc.	30,768	259,067
Lin TV Corp., Class A+#	19,303	180,097
Lodgenet Entertainment Corp.+#	11,518	164,016
Mediacom Communications Corp., Class A+#	43,892	247,551
Outdoor Channel Holdings, Inc.+#	5,374	70,507
Pegasus Solutions, Inc.+#	14,733	136,133
Radio One, Inc., Class D+#	59,517	496,372
Regent Communications, Inc.+#	25,200	115,164
Saga Communications, Inc., Class A+#	12,188	115,420
Salem Communications Corp., Class A+#	8,461	118,285
Sinclair Broadcast Group, Inc., Class A#	31,295	225,011
Spanish Broadcasting System, Inc., Class A+	27,427	153,865
World Wrestling Entertainment, Inc., Class A#	14,498	216,745
WorldSpace, Inc., Class A+#	8,449	97,924

		5,659,311

Building Materials - 1.55%

Ameron International Corp.	6,027	358,004
Apogee Enterprises, Inc.#	19,782	342,031
Barnes Group, Inc.#	12,404	476,065
Beacon Roofing Supply, Inc.+#	11,746	461,148
Builders FirstSource, Inc.+#	8,715	206,633
Comfort Systems USA, Inc.	28,060	308,379
Drew Industries, Inc.+#	10,793	350,233
Eagle Materials, Inc.#	39,156	2,119,514
Elkcorp#	14,347	517,927
Genlyte Group, Inc.+#	17,061	1,055,735
Huttig Building Products, Inc.+	10,000	86,700
Infrasource Services, Inc.+#	9,183	164,100
Interline Brands, Inc.+	8,886	206,599
Lennox International, Inc.#	35,610	1,144,861
LSI Industries, Inc.	14,083	218,850
Matthews International Corp., Class A#	22,734	844,341
Mestek, Inc.+#	2,117	27,373
NCI Building Systems, Inc.+#	14,803	853,837
Perini Corp.+#(1)	13,727	417,164
Shaw Group, Inc.+#	55,205	1,841,087
Simpson Manufacturing Co., Inc.#	25,817	1,009,186
Texas Industries, Inc.#	16,138	978,931
Trex Co., Inc.+#	8,198	213,066
Watsco, Inc.	15,267	1,062,889

		15,264,653

Chemical - 1.52%

A. Schulman, Inc.	21,817	511,172
American Vanguard Corp.#	7,550	216,761
Arch Chemicals, Inc.	16,817	474,576
Balchem Corp.#	8,216	176,398
Cabot Microelectronics Corp.+#	17,572	599,557
CF Industries Holdings, Inc.	29,351	517,165
Ferro Corp.#	29,816	598,705
Georgia Gulf Corp.#	24,271	696,578
H.B. Fuller Co.	20,492	831,975
Hercules, Inc.+#	80,372	952,408
Hexcel Corp.+#	41,590	895,017
Innospec, Inc.	8,870	206,671
Kronos Worldwide, Inc.#	2,508	72,983
MacDermid, Inc.	21,570	634,589
Minerals Technologies, Inc.#	14,597	781,377
Newmarket Corp.+#	12,106	417,294
NL Industries, Inc.#	5,596	73,811
Olin Corp.#	50,643	1,064,009
OM Group, Inc.+#	20,265	429,821
Pioneer Cos., Inc.+#	8,029	241,833
PolyOne Corp.+	65,351	570,514
Rockwood Holdigns, Inc.+#	14,542	333,012
Sensient Technologies Corp.#	33,615	602,381
Spartech Corp.	22,918	554,616
Stepan Co.	3,751	100,189
Symyx Technologies, Inc.+#	23,203	672,887
Tronox, Inc. Class A#	569	8,706
UAP Holding Corp.#	23,799	517,866
W.R. Grace & Co.+#	47,606	483,201
WD-40 Co.#	11,863	362,177
Westlake Chemical Corp.#	9,572	328,511

		14,926,760

Coal - 0.15%

Alpha Natural Resources, Inc. LLC+	20,982	448,385
Foundation Coal Holdings, Inc.	16,893	675,720
James River Coal Co.+#	9,326	337,135

		1,461,240

Commercial Services - 3.82%

1-800 Contacts, Inc.+#	6,088	82,249
1-800-FLOWERS.COM, Inc., Class A+#	18,051	115,165
ABM Industries, Inc.#	28,095	518,353
ACE Cash Express, Inc.+#	8,087	199,183
Administaff, Inc.#	14,021	665,296
Advance America Cash Advance Centers, Inc.#	48,568	675,581
Advisory Board Co.+#	13,660	737,230
Arbitron, Inc.#	22,356	876,355
BearingPoint, Inc.+#	130,556	1,163,254
Blount International, Inc.+	21,213	346,620
BlueLinx Holdings, Inc.	6,915	109,810
Central European Distribution Corp.+#	9,922	415,831
Central Parking Corp.#	14,278	232,731
Cenveo, Inc.+	35,038	493,685
Ceradyne, Inc.+#	17,433	1,061,321
Chemed Corp.	17,998	997,809
Clark, Inc.#	11,509	121,535
Corrections Corp. of America+#	27,864	1,198,431
CoStar Group, Inc.+#	11,572	597,231
CRA International, Inc.+#	7,896	369,138
DiamondCluster International, Inc., Class A+	21,127	206,411
Dycom Industries, Inc.+#	34,735	741,592
Electro Rent Corp.+	12,770	190,273
Escala Group, Inc.+#	4,279	106,333
Euronet Worldwide, Inc.+#	22,107	775,071
Exponent, Inc.+#	5,676	180,497
First Advantage Corp., Class A+#	2,591	61,718
Flanders Corp.+#	9,340	102,273
Freightcar America, Inc.	5,958	420,039
FTI Consulting, Inc.+	30,555	853,707
Geo Group, Inc.+#	6,805	153,793
Global Cash Access, Inc.+	524	8,856
Greif Brothers Corp., Class A#	10,971	635,331
Healthcare Services Group, Inc.#	18,929	349,429
Heartland Payment Systems, Inc.+#	2,955	65,158
Huron Consulting Group, Inc.+#	4,743	130,148
Landauer, Inc.	6,376	293,296
LECG Corp.+#	10,476	169,397
LKQ Corp.+#	20,220	445,244
Maritrans, Inc.#	6,055	137,812
Maximus, Inc.	13,631	497,668
McGrath Rent Corp.#	14,641	402,920
Mobile Mini, Inc.+#	10,521	573,184
Moneygram International, Inc.	61,451	1,761,800
Morningstar, Inc.+#	6,050	257,912
Navigant Consulting, Inc.+#	34,866	679,538
Odyssey Marine Exploration, Inc.+#	25,487	95,576
Pacer International, Inc.#	26,577	846,477
Parexel International Corp.+	18,572	475,815
PHH Corp.+	37,406	1,069,438
Plexus Corp.+#	30,852	1,035,393
PRA International, Inc.+	7,993	210,616
Pre-Paid Legal Services, Inc.#	6,953	251,073
PRG-Shultz International, Inc.+#	29,438	14,130
Providence Service Corp.+	6,718	207,116
Quanta Services, Inc.+#	83,020	1,136,544
Raven Industries, Inc.	11,122	392,384
Rent-Way, Inc.+#	18,678	126,450
Rollins, Inc.	20,469	396,485
Senomyx, Inc.+#	15,080	245,201
SFBC International, Inc.+#	13,006	306,942
Silgan Holdings, Inc.	15,846	624,649
Sotheby’s Holdings, Inc., Class A+#	25,957	548,212
Source Interlink Cos., Inc.+#	23,483	252,442
Sourcecorp, Inc.+	11,148	285,389
Stamps.com, Inc.+#	11,529	371,349
Startek, Inc.#	7,963	156,871
Stewart Information Services Corp.	12,150	570,442
TAL International Group, Inc.+#	375	8,003
TeleTech Holdings, Inc.+#	25,370	313,319
TNS, Inc.+#	7,597	122,312
United Rentals, Inc.+#	47,911	1,561,899
URS Corp.+#	29,044	1,266,028
Vertrue, Inc.+#	5,418	238,717
Viad Corp.	15,845	507,198
Volt Information Sciences, Inc.+#	5,724	136,975
Washington Group International, Inc.	18,524	1,081,246
Watson Wyatt & Co. Holdings, Class A#	23,573	720,391
Wireless Facilities, Inc.+#	39,980	179,910
Wright Express Corp.+	28,594	687,400

		37,618,600

Conglomerates - 0.16%

Trinity Industries, Inc.#	29,236	1,549,508

Consumer Service - 0.06%

Advanta Corp., Class B	13,513	473,901
COMSYS IT Partners, Inc.+#	8,979	104,785

		578,686

Drugs - 1.62%

Acadia Pharmaceuticals, Inc.+#	11,614	173,862
Adams Respiratory Therapeutics, Inc.+	5,664	212,457
Adolor Corp.+#	27,813	764,023

Alkermes, Inc.+#	64,275	1,633,228
Alpharma, Inc., Class A#	28,196	852,929
Antigenics, Inc.+#	20,523	125,396
Array Biopharma, Inc.+	22,388	202,611
AVANIR Pharmaceuticals+#	19,188	328,882
Bentley Pharmaceuticals, Inc.+#	12,986	231,411
BioScrip, Inc.+#	26,284	188,456
Caraco Pharmaceutical Laboratories, Ltd.+	6,846	86,123
CNS, Inc.#	10,072	209,397
Cubist Pharmaceuticals, Inc.+#	37,877	837,460
Dendreon Corp.+#	42,147	205,256
Durect Corp., Inc.+#	25,843	147,047
DUSA Pharmaceuticals, Inc.+#	12,040	87,290
First Horizon Pharmaceutical Corp.+#	19,651	403,238
Hi-Tech Pharmacal Co., Inc.+#	5,481	135,052
I-Flow Corp.+#	14,187	194,787
Idenix Pharmaceuticals, Inc.+#	8,938	182,961
ImmunoGen, Inc.+#	29,180	133,353
Isis Pharmaceuticals, Inc.+#	41,412	332,952
K-V Pharmaceutical Co., Class A+#	25,547	586,815
Mannatech, Inc.#	11,216	150,182
Medicis Pharmaceutical Corp., Class A#	38,612	1,098,125
Nastech Pharmaceutical, Inc.+#	14,667	307,714
Natures Sunshine Products, Inc.#	7,972	135,285
NBTY, Inc.+	39,583	866,868
NeoPharm, Inc.+#	12,232	123,788
Neurogen Corp.+#	16,168	108,972
New River Pharmaceuticals, Inc.+	8,628	263,844
OSI Pharmaceuticals, Inc.+	1,002	36
Pain Therapeutics, Inc.+#	19,873	214,430
Par Pharmaceutical Cos., Inc.+#	24,329	723,544
Penwest Pharmaceuticals Co.+#	15,459	359,422
Perrigo Co.#	59,759	949,570
Pharmion Corp.+#	17,459	288,423
Rigel Pharmaceuticals, Inc.+#	16,780	159,410
Salix Pharmaceuticals, Ltd.+#	32,153	506,731
Star Scientific, Inc.+#	25,720	68,672
SuperGen, Inc.+#	36,415	185,352
Tanox, Inc.+#	17,412	332,221
USANA Health Sciences, Inc.+#	7,326	316,117
Xenoport, Inc.+#	3,553	68,289
Zymogenetics, Inc.+#	21,647	479,265

		15,961,246

Electronic Instruments - 0.03%

LoJack Corp.+	12,039	273,887

Electronics/Electrical Equipment - 4.46%

Advanced Energy Industries, Inc.+	19,782	283,278
American Science & Engineering, Inc.+#	5,819	442,768
American Superconductor Corp.+#	22,729	229,108
Analogic Corp.#	9,753	526,174
Artesyn Technologies, Inc.+#	26,678	290,790
Avista Corp.	34,512	676,435
Badger Meter, Inc.	3,996	213,546
Bel Fuse, Inc., Class B	8,167	270,409
Belden CDT, Inc.#	33,399	861,026
Benchmark Electronics, Inc.+#	29,657	1,044,520
C&D Technologies, Inc.#	18,035	154,019
C-COR.net Corp.+#	33,964	241,144
Checkpoint Systems, Inc.+#	26,924	768,950
China Energy Savings Technology, Inc.+#	948	6,465
Cogent, Inc.+#	17,025	396,002
Coherent, Inc.+	21,909	711,166
Color Kinetics, Inc.+#	9,286	162,226
Commscope, Inc.+#	38,803	930,884
CTS Corp.#	26,154	323,002
Cubic Corp.#	11,065	239,225
Cymer, Inc.+#	25,813	1,161,069
Daktronics, Inc.#	10,669	378,109
Dionex Corp.+#	14,439	792,268
DSP Group, Inc.+	20,156	542,196
Electro Scientific Industries, Inc.+#	20,319	507,162
Emcor Group, Inc.+#	21,850	952,442
Encore Wire Corp.+#	11,378	354,880
Energy Conversion Devices, Inc.+#	14,359	672,719
EnerSys+#	32,734	444,528
ESCO Technologies, Inc.+#	18,085	918,356
Excel Technology, Inc.+	8,577	256,109
Fargo Electronics, Inc.+	8,991	170,200
Faro Technologies, Inc.+#	8,061	128,895
FEI Co.+#	16,995	340,070
FuelCell Energy, Inc.+#	34,287	381,614
General Cable Corp.+#	28,135	759,645
Global Imaging Systems, Inc.+#	16,700	602,870
Graftech International, Ltd.+#	69,447	354,180
Greatbatch, Inc.+#	15,356	339,521
Harmonic, Inc.+#	52,014	300,121
Hypercom Corp.+	37,422	287,775
Identix, Inc.+#	63,273	516,940
InterDigital Communications Corp.+	38,029	979,247
Intermagnetics General Corp.+#	29,950	881,129
International DisplayWorks, Inc.+#	22,403	148,308
Ionatron, Inc.+#	17,175	196,826
ITC Holdings Corp.#	9,123	237,745
Itron, Inc.+#	16,600	987,036
Keithley Instruments, Inc.#	9,092	137,107
Kemet Corp.+#	61,546	548,375
LaBarge, Inc.+#	7,170	120,026
Lecroy Corp.+#	8,781	129,959
Littelfuse, Inc.+	15,946	458,288
Magma Design Automation, Inc.+#	24,984	215,362
Measurement Specialties, Inc.+#	8,408	205,323
Medis Technologies, Ltd.+#	10,569	200,811
Methode Electronics, Inc., Class A	25,880	317,548
Metrologic Instruments, Inc.+#	8,397	188,177
Microtune, Inc.+#	37,001	199,805

MIPS Technologies, Inc., Class A+#	30,200	253,680
Molecular Devices Corp.+#	12,042	383,297
Multi-Fineline Electronix, Inc.+#	5,717	325,526
Netlogic Microsystems, Inc.+#	7,452	263,428
Newport Corp.+#	26,224	465,214
Optical Communication Products, Inc., Class A+#	10,686	30,241
OSI Systems, Inc.+#	10,702	222,067
Park Electrochemical Corp.	14,217	410,445
Paxar Corp.+#	24,970	478,925
Photon Dynamics, Inc.+	12,035	255,022
Pixelworks, Inc.+#	33,085	149,213
PMC-Sierra, Inc.+#	128,347	1,310,423
Polycom, Inc.+#	69,740	1,354,351
Powell Industries, Inc.+#	4,808	108,420
Power-One, Inc.+#	53,066	300,884
Rofin-Sinar Technologies, Inc.+#	10,738	565,678
Rogers Corp.+#	11,695	573,523
ScanSource, Inc.+#	9,011	523,629
Silicon Image, Inc.+#	56,248	614,228
Silicon Laboratories, Inc.+#	30,408	1,458,976
Sonic Solutions+#	17,275	313,541
Spatialigh, Inc.+#	20,654	62,582
Standard Microsystems Corp.+	14,834	482,402
Standex International Corp.	8,790	280,137
Sunpower Corp.+#	256	11,238
Superior Essex, Inc.+#	12,180	318,751
Sypris Solutions, Inc.	6,345	65,798
Taser International, Inc.+#	43,481	415,678
Technitrol, Inc.#	28,796	630,057
TRM Corp.+#	7,766	69,894
TTM Technologies, Inc.+#	29,356	378,986
Ultralife Batteries, Inc.+#	10,256	127,687
Universal Display Corp.+#	16,723	237,467
Universal Electronics, Inc.+	9,639	173,117
Varian, Inc.+#	22,805	909,920
Vicor Corp.#	13,643	271,359
Viisage Technology, Inc.+#	9,232	169,684
Watts Water Technologies, Inc., Class A#	17,794	636,669
Wesco International, Inc.+#	22,828	1,308,501
Woodward Governor Co.	21,000	675,150
X-Rite, Inc.#	15,047	191,849

		43,861,515

Fertilizers - 0.11%

Delta & Pine Land Co.#	25,383	642,444
Terra Industries, Inc.+#	66,124	468,819

		1,111,263

Financial Services - 2.42%

Accredited Home Lenders Holding Co.+#	12,521	667,495
Apollo Investment Corp.#	44,322	832,810
Archipelago Holdings, Inc.+#	20,998	1,352,271
Ares Capital Corp.#	16,966	294,190
Asset Acceptance Capital Corp.+#	6,357	127,076
Asta Funding, Inc.#	7,355	256,101
Bankrate, Inc.+#	6,747	243,904
BKF Capital Group, Inc.#	4,837	64,816
Calamos Asset Management, Inc., Class A	16,366	627,963
Capital Southwest Corp.#	1,965	189,328
CBIZ, Inc,+	43,272	314,155
Charter Municipal Mtg. Acceptance Co.#	28,703	633,475
Chittenden Corp.#	33,018	950,588
Cohen & Steers, Inc.	5,968	134,101
Coinstar, Inc.+#	18,073	466,283
Collegiate Funding Servies, LLC+#	10,490	209,695
CompuCredit Corp.+#	14,053	531,203
Delta Financial Corp.#	7,688	70,422
Doral Financial Corp.#	61,280	683,885
Encore Capital Group, Inc.+#	10,452	180,193
eSpeed, Inc., Class A+#	14,897	123,794
Federal Agricultural Mtg. Corp., Class C	7,799	232,878
Financial Federal Corp.#	18,592	519,275
GAMCO Investors, Inc.#	5,079	228,504
GFI Group, Inc.+#	4,170	250,450
Gladstone Investment Corp.#	11,783	177,570
Greenhill & Co., Inc.#	8,514	555,964
Harris & Harris Group, Inc.+#	12,388	163,769
IntercontinentalExchange, Inc.+#	614	33,617
International Securities Exchange, Inc.+#	8,037	339,242
Investment Technology Group, Inc.+	28,209	1,282,945
iPayment, Inc.+#	8,750	373,888
Jackson Hewitt Tax Service, Inc.	26,773	760,353
Knight Capital Group, Inc.+#	76,417	962,090
LaBranche & Co., Inc.+	38,392	543,247
MarketAxess Holdings, Inc.+#	16,432	216,081
Marlin Business Services, Inc.+#	4,581	105,363
MCG Capital Corp.#	35,525	543,533
Nasdaq Stock Market, Inc.+#	31,757	1,286,476
National Financial Partners Corp.#	25,095	1,476,841
NCO Group, Inc.+#	22,833	513,058
optionsXpress Holdings, Inc.#	14,670	451,543
Piper Jaffray Cos.+	14,614	726,024
Portfolio Recovery Associates, Inc.+#	11,086	542,216
QC Holdings, Inc.+#	5,258	66,829
Resource America, Inc.	11,316	185,809
Sanders Morris Haris Group, Inc.	9,029	144,283
Stifel Financial Corp.+#	5,985	229,405
SWS Group, Inc.#	10,928	266,315
United PanAm Financial Corp.+	3,547	95,414
Waddell & Reed Financial, Inc., Class A#	54,169	1,261,596
World Acceptance Corp.+#	13,514	348,391

		23,836,717

Foods - 1.06%

Alico, Inc.#	2,712	122,664
American Italian Pasta Co., Class A#	13,117	57,059
Andersons, Inc.	4,728	265,950
Arden Group, Inc.#	945	85,853
Chiquita Brands International, Inc.#	29,675	511,003
Corn Products International, Inc.	53,499	1,442,333
Diamond Foods, Inc.#	4,278	88,127
Flowers Foods, Inc.#	35,672	980,980
Gold Kist, Inc.+#	36,647	486,306
Hain Celestial Group, Inc.+#	20,784	485,099
J&J Snack Foods Corp.	8,910	302,494
John B. Sanfilippo & Son, Inc.+#	5,608	81,877
Lance, Inc.#	21,224	461,410
M & F Worldwide Corp.+#	7,651	126,241
Maui Land & Pineapple Co., Inc.+#	2,424	91,821
Performance Food Group Co.+#	33,114	972,558
Premium Standard Farms, Inc.	6,996	104,940
Ralcorp Holdings, Inc.+#	21,093	814,612
Sanderson Farms, Inc.#	12,733	296,934
Seaboard Corp.#	251	374,994
Spartan Stores, Inc.#	14,796	174,445
Tejon Ranch Co.+#	6,184	293,122
Tootsie Roll Industries, Inc.#	17,778	502,406
United Natural Foods, Inc.+#	29,077	967,101
Wild Oats Markets, Inc.+#	20,337	365,049

		10,455,378

Freight - 1.21%

ABX Air, Inc.+	41,462	332,525
Amerco, Inc.+#	7,300	648,532
Arkansas Best Corp.#	18,039	749,701
Bristow Group, Inc.+#	16,590	495,377
Covenant Transport, Inc., Class A+#	6,003	93,047
Dynamex, Inc.+#	8,244	167,518
EGL, Inc.+#	27,541	1,114,033
Forward Air Corp.	22,994	815,827
Frozen Food Express Industries, Inc.+	10,665	124,354
GATX Corp.#	31,307	1,242,888
Gulfmark Offshore, Inc.+#	10,550	289,281
Heartland Express, Inc.#	32,340	748,024
Horizon Lines, Inc., Class A#	469	6,003
Hub Group, Inc., Class A+	13,866	578,212
Interpool, Inc.#	5,801	113,816
Kirby Corp.+	15,499	950,089
Knight Transportation, Inc.#	40,677	804,998
Marten Transport, Ltd.+	10,585	247,583
Navarre Corp.+#	18,227	69,809
Nuco2, Inc.+#	7,634	228,638
Old Dominion Freight Lines, Inc.+#	20,046	528,413
P.A.M. Transportation Services, Inc.+#	4,421	92,974
SCS Transportation, Inc.+#	10,795	291,789
Sirva, Inc.+	16,695	133,560
Universal Truckload Services, Inc.+#	3,968	97,930
US Xpress Enterprises, Inc., Class A+#	7,142	121,843
USA Truck, Inc.+#	4,451	130,993
Werner Enterprises, Inc.#	36,390	707,058

		11,924,815

Funeral Services - 0.09%

Alderwoods Group, Inc.+#	28,527	487,241
Stewart Enterprises, Inc., Class A#	75,637	383,480

		870,721

Gas & Pipeline Utilities - 0.02%

Cascade Natural Gas Corp.#	8,083	158,427

Hardware & Tools - 0.14%

Earle M Jorgensen Co.+	12,911	180,754
Lincoln Electric Holdings, Inc.#	26,109	1,205,191

		1,385,945

Healthcare - 2.10%

Alliance Imaging, Inc.+#	9,810	57,683
Allied Healthcare International, Inc.+	21,627	104,675
Amedisys, Inc.+#	11,007	354,205
America Service Group, Inc.+#	7,736	139,635
American Dental Partners, Inc.+#	8,504	110,807
American Medical Systems Holdings, Inc.+#	49,143	1,064,929
Apria Healthcare Group, Inc.+#	34,891	802,144
Bruker BioSciences Corp.+	26,611	118,951
Caliper Life Sciences, Inc.+#	19,577	129,796
Candela Corp.+	16,069	307,721
Corvel Corp.+	4,388	85,566
Encore Medical Corp.+#	28,682	170,945
Genesis HealthCare Corp.+#	14,103	560,594
Gentiva Health Services, Inc.+	16,608	276,689
HealthExtras, Inc.+#	15,196	470,468
Healthways, Inc.+#	23,599	1,027,736
Hooper Holmes, Inc.#	46,429	131,858
Horizon Health Corp.+	7,491	172,817
Intuitive Surgical, Inc.+#	24,723	2,230,015
Invacare Corp.#	21,702	679,490
Inverness Medical Innovations, Inc.+#	14,338	379,814
Kindred Healthcare, Inc.+#	20,261	438,043
LHC Group, Inc.+#	3,412	55,309
Magellan Health Services, Inc.+	19,168	732,026
Matria Healthcare, Inc.+	14,598	631,656
Medcath Corp.+#	5,211	119,436
Mentor Corp.#	22,922	986,563
Molina Healthcare, Inc.+#	7,874	223,700
National Healthcare Corp.	4,475	181,461

Odyssey Healthcare, Inc.+#	24,546	461,956
Option Care, Inc.#	15,408	216,020
PainCare Holdings, Inc.+#	30,853	94,410
PolyMedica Corp.#	17,150	693,546
Psychiatric Solutions, Inc.+#	36,230	1,196,677
Radiation Therapy Services, Inc.+#	7,872	223,486
RehabCare Group, Inc.+	11,915	240,445
Res-Care, Inc.+	14,374	262,900
Somanetics Corp.+#	7,240	183,317
Steris Corp.	49,306	1,221,310
Sybron Dental Specialties, Inc.+#	28,527	1,091,443
Symbion, Inc.+#	12,326	290,647
Thermogenesis Corp.+#	32,624	130,170
Tiens Biotech Group USA, Inc.+#	2,944	14,691
U.S. Physical Therapy, Inc.+	8,457	162,797
United Surgical Partners International, Inc.+#	30,769	1,081,530
VistaCare, Inc., Class A+#	7,848	106,340
Vital Signs, Inc.	3,912	199,747
Vnus Medical Technologies, Inc.+#	3,668	31,361

		20,647,525

Heavy Duty Trucks/Parts - 0.21%

Bandag, Inc.#	8,008	342,502
Cascade Corp.	8,701	451,234
Federal Signal Corp.#	34,432	616,677
Titan International, Inc.#	10,945	189,786
Wabash National Corp.#	22,143	442,196

		2,042,395

Home Builders - 0.23%

Brookfield Homes Corp.#	10,428	518,376
Comstock Homebuilding Cos., Inc.+#	3,641	34,044
Levitt Corp., Class A#	11,689	271,886
M/I Schottenstein Homes, Inc.#	8,836	372,172
Orleans Homebuilders, Inc.#	2,927	57,194
Technical Olympic USA, Inc.#	11,261	238,508
WCI Communities, Inc+#	24,700	623,428
William Lyon Homes, Inc.+#	1,753	149,180
Williams Scotsman International, Inc.+	504	11,254

		2,276,042

Hospital Management - 0.30%

Amsurg Corp.+#	20,991	459,913
Beverly Enterprises, Inc.+#	77,907	962,930
Pediatrix Medical Group, Inc.+	16,353	1,543,396

		2,966,239

Hospital Supplies - 0.72%

Aaon, Inc.+#	6,246	136,600
Abiomed, Inc.+#	13,529	140,702
Align Technology, Inc.+#	43,733	356,861
Arrow International, Inc.#	15,056	465,833
ArthroCare Corp.+#	17,249	779,137
CONMED Corp.+	20,904	404,701
Datascope Corp.#	8,327	317,675
Diagnostic Products Corp.	16,247	749,799
ev3, Inc.+#	10,510	175,097
ICU Medical, Inc.+#	9,838	345,314
Kensey Nash Corp.+#	6,651	162,816
Meridian Bioscience, Inc.#	13,133	292,735
Merit Medical Systems, Inc.+#	18,918	269,582
NuVasive, Inc.+#	10,870	200,986
NxStage Medical, Inc.+#	187	2,644
Owens & Minor, Inc.#	28,250	900,893
PSS World Medical, Inc.+#	45,994	794,776
SonoSite, Inc.+#	10,965	442,547
Young Innovations, Inc.#	3,377	113,805

		7,052,503

Household Products - 0.64%

Chattem, Inc.+#	12,656	493,457
CSS Industries, Inc.#	4,204	129,483
Digital Theater Systems, Inc.+#	12,312	227,156
Elizabeth Arden, Inc.+#	18,101	441,664
Intermediate Parfums, Inc.#	3,101	54,268
Jacuzzi Brands, Inc.+#	54,573	533,724
Jarden Corp.+#	38,951	1,168,141
John H. Harland Co.#	19,543	707,261
Libbey, Inc.#	9,852	87,289
Lifetime Brands, Inc.#	5,154	116,377
National Presto Industries, Inc.	3,366	147,263
Parlux Fragrances, Inc.+#	4,437	153,476
Playtex Products, Inc.+#	28,774	302,127
Prestige Brands Holdings, Inc.+#	19,924	222,750
Revlon, Inc.+	103,239	6,194
Revlon, Inc., Class A+	103,239	348,948
Russ Berrie and Co., Inc.#	8,371	113,762
Tupperware Corp.#	37,773	800,410
Water Pik Technologies, Inc.+#	8,664	238,693

		6,292,443

Human Resources - 0.69%

AMN Healthcare Services, Inc.+	8,222	170,524
CDI Corp.#	8,901	217,985
Cross Country Healthcare, Inc.+	22,937	419,976
Gevity HR, Inc.#	19,683	495,618
Heidrick & Struggles International, Inc.+	13,880	513,560
Hudson Highland Group, Inc.+#	17,089	283,507
Kelly Services, Inc., Class A#	13,038	351,896
Kenexa Corp.+	4,084	109,124
Kforce, Inc.+#	22,872	276,980
Korn/Ferry International+#	24,302	511,557
Labor Ready, Inc.+#	37,883	930,785
MPS Group, Inc.+#	73,762	1,116,757
Resources Connection, Inc.+#	33,859	931,800
Spherion Corp.+#	43,867	437,793

		6,767,862

Information Processing - Computer Services - 0.05%

CMG Information Services, Inc.+#	343,214	501,092

Information Processing - Consumer Software - 0.07%

RealNetworks, Inc.+#	81,953	644,151

Information Processing - Hardware - 1.19%

Advanced Digital Information Corp.+	45,416	393,303
Avocent Corp.+#	35,338	1,180,643
Bell Microproducts, Inc.+#	20,613	123,884
Dot Hill Systems Corp.+#	31,168	210,696
Electronics for Imaging, Inc.+#	38,507	1,032,758
Gateway, Inc.+#	183,593	433,279
Hutchinson Technology, Inc.+#	17,974	494,465
Imation Corp.	23,934	1,049,506
Komag, Inc.+#	20,608	965,279
Lexar Media, Inc.+#	56,733	380,111
Maxtor Corp.+#	180,174	1,729,670
Mercury Computer Systems, Inc.+#	14,901	256,893
Mobility Electronics, Inc.+#	19,094	180,056
Palm, Inc.+#	29,728	1,227,766
PAR Technology Corp.+#	4,303	77,454
Quantum Corp.+	130,498	465,878
Rackable Systems, Inc.+#	4,445	175,266
Radiant Systems, Inc.+	16,317	233,007
Rimage Corp.+	6,744	146,884
Silicon Storage Technology, Inc.+#	62,500	282,500
Stratasys, Inc.+#	7,431	204,130
Synaptics, Inc.+#	15,625	367,031
Virage Logic Corp.+#	9,694	106,828

		11,717,287

Information Processing - Services - 4.22%

3Com Corp.+#	273,000	1,269,450
3D Systems Corp.+#	8,646	164,274
Adaptec, Inc.+#	79,394	497,006
Aeroflex, Inc.+#	53,091	690,183
Agilysys, Inc.	21,644	309,293
Anixter International, Inc.#	22,710	1,038,983
Ansoft Corp.+	4,598	180,104
Anteon International Corp.+	19,691	1,088,715
Applied Digital Solutions, Inc.+#	44,561	120,315
aQuantive, Inc.+#	40,309	1,071,816
Arbinet Holdings, Inc.+#	4,712	29,968
Ariba, Inc.+#	47,043	479,839
AsiaInfo Holdings, Inc.+#	23,741	103,511
Audible, Inc.+#	17,146	173,689
Autobytel, Inc.+	29,719	138,788
Black Box Corp.	11,982	572,500
Blue Coat Sytems, Inc.+#	7,467	158,524
Brocade Communications Systems, Inc.+#	191,062	1,006,897
Catapult Communications Corp.+#	6,976	97,036
Ciber, Inc.+#	37,846	219,128
Click Commerce, Inc.+#	5,880	148,294
CNET Networks, Inc.+#	92,089	1,274,512
Cogent Communications Group, Inc.+#	5,059	36,172
Covansys Corp.+	21,924	328,422
CSG Systems International, Inc.+	35,833	787,609
Digital Insight Corp.+	24,811	820,004
Digital River, Inc.+	24,340	916,158
Digitas, Inc.+#	63,478	896,944
Earthlink, Inc.+	90,712	899,863
eCollege.com, Inc.+#	12,579	259,505
Entrust, Inc.+#	44,094	163,148
Epicor Software Corp.+#	37,710	468,358
Equinix, Inc.+#	10,981	575,844
Extreme Networks, Inc.+#	86,709	401,463
Factset Research Systems, Inc.#	24,422	956,121
FileNET Corp.+	29,130	749,806
Forrester Research, Inc.+	9,217	208,396
Gartner, Inc., Class A+#	39,537	556,681
GSI Commerce, Inc.+#	23,211	370,215
Harris Interactive, Inc.+#	36,415	204,652
iGate Corp.+#	15,035	99,983
IHS, Inc., Class A+	494	12,419
Infospace, Inc.+#	23,552	567,839
Intergraph Corp.+#	20,082	728,173
Internet Capital Group, Inc.+#	27,324	248,648
Internet Security Systems, Inc.+#	27,855	649,300
IPass, Inc.+#	38,334	282,905
iVillage, Inc.+	33,680	274,492
j2 Global Communications, Inc.+#	16,875	735,750
Jack Henry & Associates, Inc.#	51,625	1,136,266
Jupitermedia Corp.+#	14,414	213,904
Kanbay International, Inc.+#	17,592	298,712
Keynote Systems, Inc.+#	11,821	132,986
Kronos, Inc.+#	22,819	935,807
Manhattan Associates, Inc.+#	20,806	438,382
MatrixOne, Inc.+#	36,691	222,714
McDATA Corp., Class A+#	110,393	487,937
Mentor Graphics Corp.+#	55,596	624,343
Merge Technologies, Inc.+	12,643	244,389
Micros Systems, Inc.+#	27,061	1,171,471
MTS Systems Corp.#	14,081	556,481
Ness Technologies, Inc.+#	13,497	151,436
Netratings, Inc.+#	10,114	131,785
NetScout Systems, Inc.+#	16,899	114,237
NIC, Inc.+	23,841	143,284
Nutri/System, Inc.+#	17,220	739,943
Online Resources Corp.+	15,034	190,932
Opsware, Inc.+#	53,035	417,386
Pegasystems, Inc.+#	9,409	76,966
Perot Systems Corp., Class A+#	58,262	880,339
Phase Forward, Inc.+	15,725	156,307
ProQuest Co.+#	18,054	384,550
RadiSys Corp.+#	14,195	258,917
Redback Networks, Inc.+#	29,808	564,862
Rightnow Technologies, Inc.+#	7,754	127,864

Sapient Corp.+#	57,365	430,238
Schawk, Inc., Class A#	8,873	220,494
Secure Computing Corp.+#	33,091	400,401
SI International, Inc.+	6,924	225,445
Sohu.com, Inc.+#	17,674	371,684
SonicWALL, Inc.+	38,044	255,275
Sykes Enterprises, Inc.+#	18,323	244,062
Syntel, Inc.#	5,570	94,690
Terremark Worldwide, Inc.+#	21,315	114,675
Trizetto Group, Inc.+#	30,147	505,264
Tyler Technologies, Inc.+#	25,122	248,959
United Online, Inc.#	43,596	523,588
ValueClick, Inc.+#	62,153	1,088,299
VASCO Data Security International, Inc.+#	17,038	170,210
Vignette Corp.+	20,704	333,334
WebMD Health Corp.+#	228	8,473
webMethods, Inc.+#	37,939	282,266
Websense, Inc.+#	17,006	1,051,141
WebSideStory, Inc.+#	6,394	100,194

		41,502,587

Information Processing - Software - 3.29%

Acxiom Corp.	62,563	1,619,130
Advent Software, Inc.+	15,362	427,064
Agile Software Corp.+#	37,910	263,095
Alloy, Inc.+#	6,529	85,987
Allscripts Heathcare Solutions, Inc.+#	23,892	447,975
Altiris, Inc.+	15,664	310,304
American Reprographics Co.+	9,503	272,736
Amicas, Inc.+#	32,072	157,474
Ansys, Inc.+#	22,513	1,067,566
Aspen Technologies, Inc.+#	30,520	365,630
Atari, Inc.+#	38,352	32,791
Blackbaud, Inc.#	7,334	134,212
Blackboard, Inc.+#	12,935	372,657
Borland Software Corp.+#	56,611	300,604
Bottomline Technologies, Inc.+	10,660	130,798
Computer Programs & Systems, Inc.#	5,426	249,379
Concur Technologies, Inc.+#	20,596	312,235
Cybersource Corp.+#	19,053	159,283
Dendrite International, Inc.+	30,302	403,017
Echelon Corp.+#	21,012	170,197
Eclipsys Corp.+	27,236	700,510
eFunds Corp.+#	32,231	872,815
Emageon, Inc.+#	10,218	179,326
EPIQ Systems, Inc.+#	9,448	207,573
eResearch Technology, Inc.+#	35,924	528,442
FalconStor Software, Inc.+#	17,193	159,895
Infocrossing, Inc.+#	14,409	169,450
Informatica Corp.+#	61,796	989,972
Infousa, Inc.+#	23,265	273,364
InPhonic, Inc.+#	11,757	66,074
Integral Systems, Inc.#	7,383	206,798
Inter-Tel, Inc.#	15,242	299,200
Intervideo, Inc.+#	7,246	80,648
InterVoice-Brite, Inc.+#	26,945	230,919
Interwoven, Inc.+#	29,397	255,754
JDA Software Group, Inc.+#	20,686	284,019
Keane, Inc.+#	33,958	398,667
Lawson Software, Inc.+#	44,161	351,080
Lionbridge Technologies, Inc.+#	30,607	219,146
Majesco Entertainment Co.+#	11,513	14,276
Mantech International Corp., Class A+	11,106	312,079
MapInfo Corp.+#	14,690	198,168
Microstrategy, Inc., Class A+#	9,816	899,931
Motive, Inc.+#	15,679	52,054
MRO Software, Inc.+#	14,224	209,662
NetIQ Corp.+#	38,148	431,072
Nuance Communications, Inc.+#	81,318	870,103
Open Solutions, Inc.+#	13,884	376,951
Openwave Systems, Inc.+#	49,122	975,072
Packeteer, Inc.+	24,078	287,973
Parametric Technology Corp.+#	77,316	1,176,750
PDF Solutions, Inc.+#	13,123	221,647
Per-Se Technologies, Inc.+#	21,793	550,491
Phoenix Technologies, Ltd.+#	17,688	122,578
Progress Software Corp.+#	26,571	775,873
QAD, Inc.#	8,646	69,168
Quality Systems, Inc.+#	5,346	370,050
Quest Software, Inc.+#	45,608	664,509
Renaissance Learning, Inc.#	5,624	95,777
RSA Security, Inc.+#	50,672	743,865
S1 Corp.+#	49,926	205,695
Seachange International, Inc.+#	18,065	162,766
Serena Software, Inc.+#	19,873	474,965
SPSS, Inc.+	12,670	413,549
SSA Global Technologies, Inc.+	6,487	108,592
Stellent, Inc.+	17,018	186,347
SupportSoft, Inc.+#	30,589	126,333
Synnex Corp.+	6,147	113,535
Taleo Corp., Class A+#	237	3,273
Talx Corp.#	20,295	648,628
THQ, Inc.+#	44,159	1,059,816
TIBCO Software, Inc.+#	153,544	1,331,226
Tradestation Group, Inc.+#	14,207	225,607
Transaction Systems Architects, Inc., Class A+	26,818	894,648
Ulticom, Inc.+#	9,180	102,632
Ultimate Software Group, Inc.+#	16,173	378,448
Unica Corp.+	3,409	42,237
VeriFone Holdings, Inc.+#	17,683	466,831
Verint Systems, Inc.+#	9,311	337,338
WebEx Communications, Inc.+#	23,528	655,961
Wind River Systems, Inc.+#	50,458	780,585
Witness Systems, Inc.+#	19,197	449,786

		32,342,633

Insurance - 2.19%

21st Century Insurance Group#(1)	22,903	371,029
Affirmative Insurance Holdings, Inc.#	6,048	83,402
Alfa Corp.#	23,134	371,995
American Physicians Capital, Inc.+	5,241	258,329
Argonaut Group, Inc.+#	19,915	727,296

Baldwin & Lyons, Inc., Class B#	5,343	132,239
Bristol West Holdings, Inc.#	12,348	228,932
Centene Corp.+#	29,760	813,936
Ceres Group, Inc.+#	24,592	133,043
Citizens, Inc., Class A+#	23,998	127,669
CNA Surety Corp.+#	11,112	193,127
Crawford & Co., Class B#	16,591	100,541
Delphi Financial Group, Inc., Class A	19,829	1,032,694
Direct General Corp.#	11,323	181,055
Donegal Group, Inc., Class A	6,727	164,475
EMC Insurance Group, Inc.#	4,480	109,850
Enstar Group, Inc.+#	2,313	184,300
FBL Financial Group, Inc., Class A	9,234	315,987
First Acceptance Corp.+#	12,085	148,041
FPIC Insurance Group, Inc.+#	7,231	254,097
Great American Financial Resources, Inc.#	6,022	119,115
Harleysville Group, Inc.	9,428	248,239
Hilb, Rogal & Hamilton Co.#	22,811	881,645
Horace Mann Educators Corp.	30,515	569,105
Independence Holding Co.#	3,296	73,336
Infinity Property & Casualty Corp.	14,722	583,875
James River Group, Inc.+#	3,162	75,888
Kansas City Life Insurance Co.	2,613	131,695
KMG America Corp.+	15,045	157,972
LandAmerica Financial Group, Inc.#	12,871	858,496
Midland Co.#	7,640	257,239
National Interstate Corp.+#	3,211	68,426
National Western Life Insurance Co., Class A+	1,587	353,996
Navigators Group, Inc.+	6,404	300,348
Odyssey Re Holdings Corp.#	8,423	197,772
Ohio Casualty Corp.	44,566	1,364,165
Phoenix Cos., Inc.	67,603	970,103
PMA Capital Corp., Class A+#	22,653	217,922
Presidential Life Corp.	14,584	319,535
ProAssurance Corp.+#	19,900	1,020,671
Republic Cos. Group, Inc.	4,270	73,359
RLI Corp.	16,032	845,207
Safety Insurance Group, Inc.#	8,280	357,944
SeaBright Insurance Holdings, Inc.+#	5,730	95,175
Selective Insurance Group, Inc.#	20,180	1,094,160
State Auto Financial Corp.	9,963	324,595
Tower Group, Inc.	11,918	215,597
Triad Guaranty, Inc.+#	6,353	288,363
UICI#	25,084	920,332
United Fire & Casualty Co.#	12,104	433,202
Universal American Financial Corp.+	18,645	282,472
USI Holdings Corp.+#	32,259	462,594
WellCare Health Plans, Inc.+#	13,243	515,815
Zenith National Insurance Corp.#	17,063	878,744

		21,489,139

Insurance - Life - 0.03%

American Equity Investment Life Holding Company#	23,374	312,978

Investment Company - 0.01%

Technology Investment Capital Corp.	9,480	144,570

Leisure & Tourism - 3.03%

AFC Enterprises, Inc.+#	14,139	219,720
Alliance Gaming Corp.+#	36,360	538,128
Ambassadors Group, Inc.	11,990	290,038
Ameristar Casinos, Inc.#	17,401	384,388
Arctic Cat, Inc.#	9,665	231,960
Aztar Corp.+#	24,779	747,830
BJ's Restaurants, Inc.+#	10,205	259,105
Blockbuster, Inc., Class A#	135,472	524,277
Bluegreen Corp.+#	14,746	234,019
Bob Evans Farms, Inc.#	25,162	733,976
Buffalo Wild Wings, Inc.+#	4,922	186,691
California Pizza Kitchen, Inc.+	13,736	412,904
Callaway Golf Co.#	54,285	895,160
Carmike Cinemas, Inc.#	8,759	208,639
CEC Entertainment, Inc.+#	24,999	813,967
Churchill Downs, Inc.#	5,529	221,547
CKE Restaurants, Inc.#	41,987	714,199
Dave & Buster's, Inc.+#	9,978	179,604
Denny's Corp.+#	64,529	287,154
Dollar Thrifty Automotive Group, Inc.+#	17,891	722,439
Dominos Pizza, Inc.	22,626	576,963
Dover Downs Gaming & Entertainment, Inc.	6,803	112,930
Dover Motorsports, Inc.#	12,076	60,018
Escalade, Inc.#	5,599	63,493
Gaylord Entertainment Co.+#	28,560	1,275,204
Great Wolf Resorts, Inc.+#	18,131	187,293
Handleman Co.#	15,485	152,218
IHOP Corp.#	14,218	723,696
Isle of Capri Casinos, Inc.+#	10,050	304,615
Jack in the Box, Inc.+#	25,978	1,039,120
Jakks Pacific, Inc.+#	17,930	445,023
K2, Inc.+#	33,840	385,776
Landry's Seafood Restaurants, Inc.#	11,674	360,376
Life Time Fitness, Inc.+	16,648	698,550
Lodgian, Inc.+	17,466	219,024
Lone Star Steakhouse & Saloon, Inc.#	12,702	342,446
Luby's, Inc.+#	16,212	241,721
Macrovision Corp.+	35,897	725,478
Magna Entertainment Corp., Class A+#	26,660	178,889
Marcus Corp.#	14,431	237,101
Marine Products Corp.#	9,260	113,435
McCormick + Schmicks Seafood Restaurants, Inc.+	5,394	126,381
Midway Games, Inc.+#	12,666	125,520
Mikohn Gaming Corp.+#	17,817	141,467
Monarch Casino & Resort, Inc.+#	6,579	176,383
MTR Gaming Group, Inc.+#	16,657	166,070

Multimedia Games, Inc.+#	19,512	206,632
Nautilus Group, Inc.#	23,688	389,668
NetFlix, Inc.+#	26,054	698,508
O’Charley’s, Inc.+	15,758	279,862
P.F. Chang’s China Bistro, Inc.+#	18,602	899,221
Papa John’s International, Inc.+#	15,442	508,042
Pinnacle Airlines Corp.+#	13,835	104,454
Pinnacle Entertainment, Inc.+#	28,826	808,569
Playboy Enterprises, Inc., Class B+#	14,563	201,843
Rare Hospitality International, Inc.+	24,406	780,992
RC2 Corp.+#	12,771	460,139
Red Robin Gourmet Burgers, Inc.+#	10,087	403,379
Republic Airways Holdings, Inc.+#	10,754	150,771
Riviera Holdings Corp.+(1)#	6,041	96,958
Ruby Tuesday, Inc.#	45,864	1,309,417
Ruth’s Chris Steak House, Inc.+#	9,249	199,038
Six Flags, Inc.+#	66,251	698,948
Speedway Motorsports, Inc.#	10,949	392,522
Steak n Shake Co.+#	19,767	360,352
Steinway Musical Instruments, Inc.+(1)	5,021	165,442
Sunterra Corp.+#	13,833	207,495
Texas Roadhouse, Inc.+#	29,962	460,216
Tivo, Inc.+#	40,554	225,075
Trans World Entertainment Corp.+#	13,787	82,722
Travelzoo, Inc.+#	2,486	46,190
Triarc Cos., Inc., Class B#	31,165	486,174
Vail Resorts, Inc.+#	21,888	723,180
WMS Industries, Inc.+#	15,154	440,224

		29,770,968

Machinery - 3.63%

Actuant Corp., Class A#	19,038	1,048,994
AGCO Corp.+#	64,341	1,257,867
Alamo Group, Inc.#	4,382	104,555
Albany International Corp., Class A	20,262	753,139
Applied Industrial Technologies, Inc.	21,382	914,722
Astec Industries, Inc.+#	11,185	401,765
Aviall, Inc.+#	23,810	908,351
Baldor Electric Co.#	23,609	761,390
Brady Corp., Class A	29,331	1,084,660
Briggs & Stratton Corp.#	36,711	1,302,506
Bucyrus International, Inc.	14,463	910,880
Carbo Ceramics, Inc.#	13,876	759,711
Clarcor, Inc.	36,659	1,240,907
Cognex Corp.#	29,478	810,940
Crane Co.#	36,836	1,417,818
EnPro Industries, Inc.+#	14,891	487,978
Flowserve Corp.+#	39,331	2,021,613
Franklin Electric Co., Inc.#	15,810	709,078
Gardner Denver, Inc.+	17,864	1,096,135
Gehl Co.+	8,377	277,195
Global Power Equipment Group, Inc.+#	25,439	128,721
Gorman-Rupp Co.#	6,514	148,324
Granite Construction, Inc.	24,636	1,141,879
Hughes Supply, Inc.#	47,263	2,185,914
Insituform Technologies, Inc., Class A+#	19,076	513,335
Intermec, Inc.+	34,862	1,069,566
Intevac Inc.+#	14,493	317,831
iRobot Corp.+#	149	4,098
JLG Industries, Inc.	36,272	2,139,685
Kadant, Inc.+	9,891	186,841
Kennametal, Inc.	27,009	1,579,486
Layne Christensen Co.+#	6,771	188,843
Lindsay Manufacturing Co.#	8,254	202,223
Lufkin Industries, Inc.#	10,041	519,722
Manitowoc Co., Inc.#	21,407	1,649,837
Middleby Corp.+#	3,615	342,341
NACCO Industries, Inc., Class A	3,692	512,450
Nordson Corp.#	17,729	885,032
Precision Castparts Corp.	2	106
Presstek, Inc.+#	20,803	263,574
Regal-Beloit Corp.#	17,465	702,792
Robbins & Myers, Inc.#	8,273	173,568
Sauer-Danfoss, Inc.#	7,165	153,689
Stewart & Stevenson Services, Inc.#	20,587	709,222
Tecumseh Products Co., Class A#	11,769	266,097
Tennant Co.	5,607	261,847
TurboChef Technologies, Inc.+#	9,103	121,070
Wabtec Corp.	33,333	1,100,989

		35,739,286

Manufacturing - 0.07%

Applied Films Corp.+#	10,608	203,780
Greenbrier Companies, Inc.#	4,422	167,063
Reddy Ice Holdings, Inc.	7,251	146,470
Zoltek Companies, Inc.+#	7,623	131,573

		648,886

Medical-Biomedical/Gene - 1.21%

Aastrom Biosciences, Inc.+#	72,423	123,843
Alexion Pharmaceuticals, Inc.+	21,837	820,634
Barrier Therapeutics, Inc.+#	10,453	105,680
Cell Genesys, Inc.+#	32,306	227,434
Coley Pharmaceutical Group, Inc.+#	4,694	70,410
Cotherix, Inc.+#	8,982	103,473
Decode Genetics, Inc.+#	38,812	365,609
Encysive Pharmaceuticals, Inc.+#	41,347	376,258
Exelixis, Inc.+#	59,068	641,478
Genitope, Corp.+	16,962	154,524
Genomic Health, Inc.+#	164	2,457
GTx, Inc.+#	5,460	59,077
Human Genome Sciences, Inc.+#	92,946	1,163,684
ICOS Corp.+#	45,430	1,096,226

Keryx Biopharmaceuticals, Inc.+	19,626	334,819
Lifecell Corp.+#	22,831	503,652
Marshall Edwards, Inc.+#	5,307	33,169
Momenta Pharmaceuticals, Inc.+#	6,759	161,135
Monogram Biosciences, Inc.+#	86,539	172,213
Myogen, Inc.+#	14,738	558,570
Myriad Genetics, Inc.+#	22,163	569,146
Progenics Pharmaceuticals, Inc.+	14,226	419,667
Regeneron Pharmaceuticals, Inc.+#	24,718	404,634
Savient Pharmaceuticals, Inc.+#	43,246	223,582
StemCells, Inc.+#	44,477	161,451
Stratagene Corp.+#	5,288	55,365
Tercica, Inc.+#	7,933	61,163
Vertex Pharmaceuticals, Inc.+#	67,395	2,914,160

		11,883,513

Medical Technology - 2.82%

Abaxis, Inc.+	14,083	309,685
Adeza Biomedical Corp.+#	2,984	66,245
Albany Molecular Research, Inc.+	16,899	170,511
Andrx Corp.+#	52,075	1,020,670
AngioDynamics, Inc.+#	1,653	41,507
Applera Corp. - Celera Genomics Group+	52,469	602,869
Arena Pharmaceuticals, Inc.+#	25,086	444,273
Ariad Pharmaceuticals, Inc.+#	43,034	288,758
Arqule, Inc.+#	22,443	120,743
Aspect Medical Systems, Inc.+#	11,569	309,933
Bio-Rad Laboratories, Inc., Class A+#	12,512	717,063
Bio-Reference Labs, Inc.+#	7,211	124,101
Biosite, Inc.+#	12,021	650,096
Cambrex Corp.#	18,781	347,824
Cantel Medical Corp.+	8,016	137,234
Cepheid, Inc.+#	30,211	276,733
Connetics Corp.+#	24,756	393,125
Conor Medsystems, Inc.+#	5,931	152,723
CuraGen Corp.+#	33,561	167,469
Curis, Inc.+#	34,084	85,210
Cyberonics, Inc.+#	15,141	411,381
Dexcom, Inc.+	3,338	58,248
Digene Corp.+#	10,710	444,037
Diversa Corp.+#	16,617	131,440
DJ Orthopedics, Inc.+	15,439	538,512
Enzo Biochem, Inc.+#	19,547	257,434
Enzon, Inc.+#	31,208	210,966
EPIX Pharmaceuticals, Inc.+#	16,548	71,984
Foxhollow Technologies, Inc.+#	9,879	262,386
Geron Corp.+#	45,478	407,483
Haemonetics Corp.+	18,419	954,104
HealthTronics Surgical Services, Inc.+#	24,078	175,047
Hologic, Inc.+	31,005	1,482,969
II-VI, Inc.+#	16,413	298,552
Illumina, Inc.+#	25,534	649,330
Immucor Corp.+#	32,330	964,081
Incyte Genomics, Inc.+#	59,145	347,773
Integra LifeSciences Corp.+#	14,618	582,381
InterMune, Inc.+#	17,789	339,058
Intralase Corp.+#	9,245	171,310
IRIS International, Inc.+	11,680	265,486
Kyphon, Inc.+#	20,684	738,626
Laserscope+#	14,132	309,067
LCA-Vision, Inc.#	14,477	631,197
Lexicon Genetics, Inc.+#	45,232	185,451
Lifeline Systems, Inc.+#	8,716	415,579
Luminex Corp.+#	18,162	254,268
Martek Biosciences Corp.+#	22,350	761,688
Maxygen, Inc.+#	18,159	141,277
Nanogen, Inc.+#	34,201	86,187
Nektar Therapeutics+#	60,457	1,264,156
Neurometrix, Inc.+#	4,067	146,087
Northfield Laboratories, Inc.+#	16,709	174,943
Noven Pharmaceuticals, Inc.+#	16,763	252,618
OccuLogix, Inc.+#	8,429	30,682
OraSure Technologies, Inc.+#	31,801	302,745
Orchid Cellmark, Inc.+#	17,408	116,460
Palomar Medical Technologies, Inc.+#	12,005	383,560
Seattle Genetics, Inc.+#	18,819	99,364
Serologicals Corp.+#	24,746	598,606
Stereotaxis, Inc.+#	10,088	133,464
SurModics, Inc.+#	10,750	416,670
Symmetry Medical, Inc.+#	5,926	122,787
Telik, Inc.+#	36,973	817,843
Thoratec Corp.+#	34,345	691,021
TriPath Imaging, Inc.+#	21,512	139,183
Ventana Medical Systems, Inc.+#	22,165	803,925
Viasys Healthcare, Inc.+	22,185	647,358
Vital Images, Inc.+#	8,728	289,770
West Pharmaceutical Services, Inc.#	22,123	714,352
Wright Medical Group, Inc.+#	20,649	399,145
Zoll Medical Corp.+	6,813	178,841

		27,697,654

Metals - 2.42%

AK Steel Holding Corp.+#	78,109	867,010
AM Castle & Co.#	7,465	211,409
AMCOL International Corp.#	15,368	424,310
Brush Engineered Materials, Inc.+#	13,681	238,186
Carpenter Technology Corp.#	17,501	1,462,909
Century Aluminum Co.+#	16,149	574,743
Chaparral Steel Co.+	16,138	739,282
CIRCOR International, Inc.#	11,126	307,078
Cleveland-Cliffs, Inc.#	15,564	1,339,282
Commercial Metals Co.	43,022	1,948,466
Dynamic Materials Corp.#	4,062	132,827
Gibraltar Industries, Inc.#	17,140	437,241
Hecla Mining Co.+#	84,246	419,545
Lawson Products, Inc.	3,257	115,265
MascoTech, Inc.+(2)(3)	9,672	0
Maverick Tube Corp.+#	30,516	1,419,910
Metal Management, Inc.	15,457	436,042
Mueller Industries, Inc.	26,041	859,613
NN, Inc.	12,033	148,487

NS Group, Inc.+	15,815	645,094
Omerga Flex, Inc.+#	2,499	45,282
Oregon Steel Mills, Inc.+#	25,210	954,955
Quanex Corp.#	17,847	1,107,763
RBC Bearings, Inc.+#	6,093	120,215
Reliance Steel & Aluminum Co.#	20,417	1,682,157
Roanoke Electric Steel Corp.	7,906	220,973
Royal Gold, Inc.#	13,454	422,859
RTI International Metals, Inc.+#	15,773	663,255
Ryerson Tull, Inc.#	17,860	450,786
Schnitzer Steel Industries, Inc., Class A#	15,565	484,072
Steel Dynamics, Inc.#	28,743	1,322,178
Steel Technologies, Inc.	7,943	219,147
Sun Hydraulics, Inc.#	4,780	108,697
Titanium Metals Corp.+#	16,064	658,945
Tredegar Corp.#	20,393	336,485
USEC, Inc.#	61,271	762,211
Valmont Industries, Inc.	12,243	445,278
Wheeling-Pittsburgh Corp.+#	6,228	103,696
Worthington Industries, Inc.#	49,276	965,810

		23,801,463

Mining - 0.19%

Charles & Colvard, Ltd.#	10,863	152,299
Coeur d'Alene Mines Corp.+#	170,791	946,182
Compass Minerals International, Inc.	14,320	357,284
Stillwater Mining Co.+#	29,004	377,342

		1,833,107

Mobile Homes - 0.28%

Champion Enterprises, Inc.+#	53,854	835,814
Coachmen Industries, Inc.#	10,100	119,180
Fleetwood Enterprises, Inc.+#	39,539	446,791
Monaco Coach Corp.#	18,549	265,436
Palm Harbor Homes, Inc.+#	6,790	142,251
Skyline Corp.	4,853	194,702
Winnebago Industries, Inc.#	23,752	762,914

		2,767,088

Multimedia - 0.23%

Entravision Communications Corp.+#	54,469	404,705
Gemstar-TV Guide International, Inc.+#	175,214	529,146
Journal Communications, Inc., Class A	19,873	244,637
Martha Stewart Living, Inc., Class A+#	15,970	276,281
Media General, Inc., Class A#	15,299	766,480
Triple Crown Media, Inc.+#	3,076	20,609
WPT Enterprises, Inc.+#	4,094	26,938

		2,268,796

Oil & Gas - 5.02%

Alon USA Energy, Inc.	7,515	146,167
Atlas America, Inc.+#	8,591	575,511
ATP Oil & Gas Corp.+	12,927	481,531
Atwood Oceanics, Inc.+#	9,414	848,955
Barrett Bill Corp.+#	9,262	306,757
Berry Petroleum Co., Class A#	12,198	823,975
Bois d’Arc Energy, Inc.+#	9,585	143,775
Brigham Exploration Co.+#	18,133	155,400
Bronco Drilling Co., Inc.+	3,667	88,778
Cabot Oil & Gas Corp., Class A	34,811	1,575,546
Cal Dive International, Inc.+#	55,099	1,940,036
Callon Petroleum Co.+	9,679	171,125
Carrizo Oil & Gas, Inc.+#	14,197	330,648
Cheniere Energy, Inc.+#	34,073	1,350,994
Chesapeake Energy Corp.#	14,022	184,950
Cimarex Energy Co.#	57,838	2,467,369
Clayton Williams Energy, Inc.+	4,003	174,010
Comstock Resources, Inc.+#	28,973	814,141
Crosstex Energy, Inc.#	4,376	348,198
Delta Petroleum Corp.+#	21,929	427,835
DLB Oil and Gas, Inc.+(2)(3)	3,000	0
Dril-Quip, Inc.+#	5,016	254,813
Edge Petroleum Corp.+#	12,181	340,337
Encore Acquisition Co.+	35,081	1,074,882
Endeavour International Corp.+#	39,954	123,058
Energy Partners, Ltd.+#	23,769	546,449
Evergreen Solar, Inc.+#	28,106	438,173
Frontier Oil Corp.#	38,993	1,803,426
FX Energy, Inc.+#	24,654	136,337
Gasco Energy, Inc.+#	45,687	260,873
Giant Industries, Inc.+	10,264	597,365
Global Industries, Ltd.+	58,916	748,822
Goodrich Petroleum Corp.+#	7,281	176,055
Grey Wolf, Inc.+#	135,806	942,494
Gulf Island Fabrication, Inc.#	6,637	150,859
Hanover Compressor Co.+#	64,135	979,983
Harvest Natural Resources, Inc.+#	26,783	241,315
Hercules Offshore, Inc.+	299	9,090
Holly Corp.	15,534	927,380
Hornbeck Offshore Services, Inc.+	10,329	332,181
Houston Exploration Co.+#	20,397	1,179,762
Hydril Co.+#	13,508	909,629
Input/Output, Inc.+#	49,708	375,792
KCS Energy, Inc.+#	35,447	836,549
Laclede Group, Inc.#	15,023	506,125
Lone Star Technologies, Inc.+#	21,238	1,055,529
Markwest Hydrocarbon, Inc.	4,009	91,726
McMoRan Exploration Co.+#	14,685	259,778
Meridian Resource Corp.+#	61,615	261,248
New Jersey Resources Corp.#	19,521	878,445
Oceaneering International, Inc.+	18,472	1,018,546
Oil States International, Inc.+	28,945	999,471
Parallel Petroleum Corp.+#	24,211	411,829
Parker Drilling Co.+#	68,121	630,119
Penn Virginia Corp.#	13,171	814,626
Peoples Energy Corp.#	27,052	993,079
Petrocorp, Inc.+(2)(3)	2,364	0
PetroHawk Energy Corp.+#	36,002	454,705
Petroleum Development Corp.+	11,804	507,690
PetroQuest Energy, Inc.+#	28,983	270,991
Pioneer Drilling Co.+#	14,037	201,992

Remington Oil & Gas Corp.+	16,605	695,749
RPC, Inc.#	15,678	332,217
SEACOR Holdings, Inc.+#	12,811	934,819
St. Mary Land & Exploration Co.#	40,729	1,563,586
Stone Energy Corp.+#	17,033	705,166
Superior Energy Services, Inc.+	55,274	1,437,124
Superior Well Services, Inc.+	4,591	112,709
Swift Energy Co.+#	20,161	781,440
Syntroleum Corp.+#	27,788	245,090
Tetra Technologies, Inc.+#	24,130	907,288
Todco, Class A+	33,702	1,129,691
Toreador Resorces Corp.+#	10,162	304,555
TransMontaigne, Inc.+#	30,078	226,788
Tri-Valley Corp.+#	15,830	130,439
Union Drilling, Inc.+	287	3,602
Universal Compression Holdings, Inc.+#	12,650	553,438
Veritas DGC, Inc.+#	24,086	1,014,743
W&T Offshore, Inc.#	9,012	350,657
W-H Energy Services, Inc.+	19,890	785,655
Warren Resources, Inc.+#	15,372	224,892
Whiting Petroleum Corp.+#	21,401	868,881

		49,405,753

Paper/Forest Products - 0.60%

Bowater, Inc.#	39,792	1,035,388
Buckeye Technologies, Inc.+#	21,899	192,930
Caraustar Industries, Inc.+	20,468	208,160
Deltic Timber Corp.#	7,147	373,502
Glatfelter#	31,292	514,440
Graphic Packaging Corp.+#	46,351	120,513
Longview Fibre Co.	36,344	683,994
Neenah Paper, Inc.#	10,505	321,558
Potlatch Corp.#	20,616	751,247
Rock-Tenn Co., Class A	20,965	275,061
Schweitzer-Mauduit International, Inc.	10,810	277,817
Universal Forest Products, Inc.#	11,335	700,843
Wausau-Mosinee Paper Corp.#	30,236	393,068
Xerium Technologies, Inc.#	9,536	88,208

		5,936,729

Pollution Control - 0.78%

Aleris International, Inc.+#	21,897	937,848
American Ecology Corp.#	8,592	163,420
Calgon Carbon Corp.#	24,043	187,055
Clean Harbors, Inc.+#	10,820	356,844
Covanta Holding Corp.+#	76,588	1,328,802
Darling International, Inc.+	45,478	199,194
Duratek, Inc.+	9,936	217,797
KFX, Inc.+#	41,842	873,661
Mine Safety Appliances Co.#	20,532	818,200
Newpark Resources, Inc.+	59,909	446,921
Tetra Tech, Inc.+#	37,236	663,173
Waste Connections, Inc.+#	33,312	1,220,552
Waste Industries USA, Inc.#	4,173	64,681
Waste Services, Inc.+#	45,413	155,312

		7,633,460

Publishing - 0.58%

Banta Corp.#	17,653	859,877
Bowne & Co., Inc.#	24,328	362,244
Consolidated Graphics, Inc.+	8,028	409,990
Courier Corp.	7,015	276,882
Ennis , Inc.#	18,087	356,676
Hollinger International, Inc., Class A#	42,003	390,628
Journal Register Co.	29,690	381,813
Primedia, Inc.+#	104,877	237,022
Readers Digest Assoc., Inc., Class A#	70,857	1,076,318
Scholastic Corp.+#	23,421	689,046
Standard Register Co.	12,190	200,160
Thomas Nelson, Inc.	8,164	238,797
Topps Co., Inc.#	25,246	203,988
Value Line, Inc.	959	32,462

		5,715,903

Railroads & Equipment - 0.36%

Florida East Coast Industries, Inc.#	23,052	1,171,964
Genesee & Wyoming, Inc., Class A+	16,561	757,666
Kansas City Southern+#	58,286	1,350,486
RailAmerica, Inc.+#	26,876	266,072

		3,546,188

Real Estate - 0.37%

Avatar Holdings, Inc.+#	4,122	230,131
California Coastal Communities, Inc.+#	5,580	214,774
Consolidated-Tomoka Land Co.	4,029	261,885
Housevalues, Inc.+#	4,566	61,641
Jones Lang LaSalle, Inc.#	24,227	1,639,683
Mercer International Inc.+#	20,390	186,161
Tarragon Reality Investors, Inc.+#	7,592	146,753
Trammell Crow Co.+#	24,830	806,479
United Capital Corp.+#	2,066	55,720
ZipRealty, Inc.+#	4,944	44,694

		3,647,921

Real Estate Investment Trusts - 5.49%

AAMES Investment Corp.#	29,326	168,918
Acadia Realty Trust#	19,747	433,052
Affordable Residential Communities#	18,497	174,982
Agree Realty Corp.#	5,461	170,438
Alexander’s, Inc.+	1,369	325,138
Alexandria Real Estate Equities, Inc.	15,107	1,329,718
American Campus Communities, Inc.#	11,822	297,914

American Home Mortgage Investment Corp.	25,416	724,356
Anthracite Capital, Inc.#	37,930	406,610
Anworth Mtg. Asset Corp.	33,712	253,177
Arbor Realty Trust, Inc.	9,125	240,079
Ashford Hospitality Trust, Inc.	24,723	308,790
Bedford Property Investors, Inc.#	10,445	280,135
BioMed Realty Trust, Inc.#	31,732	878,342
Boykin Lodging Co.+#	12,476	159,443
Brandywine Realty Trust#	62,000	1,820,940
Capital Lease Funding, Inc.	17,216	186,621
Capital Trust, Inc.#	8,529	288,280
Cedar Shopping Centers, Inc.#	14,519	220,834
CentraCore PropertiesTrust#	7,825	211,432
Colonial Properties Trust	28,288	1,367,725
Columbia Equity Trust, Inc.#	9,864	170,450
Commercial Net Lease Realty	37,141	844,958
Corporate Office Properties Trust#	20,689	859,007
Cousins Properties, Inc.#	27,966	857,717
Deerfield Triarc Capital Corp.#	17,791	232,350
DiamondRock Hospitality Co.#	18,476	237,047
Digital Realty Trust, Inc.	8,043	222,067
EastGroup Properties, Inc.	15,641	718,704
ECC Capital Corp.#	40,565	65,310
Education Realty Trust, Inc.#	15,678	211,653
Entertainment Properties Trust#	18,210	752,983
Equity Inns, Inc.	38,402	594,463
Equity Lifestyle Properties, Inc.#	13,439	640,906
Equity One, Inc.	26,306	591,885
Extra Space Storage, Inc.#	26,591	398,865
FelCor Lodging Trust, Inc.	35,601	706,680
Fieldstone Investment Corp.	34,749	411,428
First Industrial Realty Trust, Inc.#	30,569	1,179,352
First Potomac Realty Trust#	11,810	350,048
Getty Realty Corp.	12,467	353,439
Glenborough Realty Trust, Inc.#	22,910	443,309
Glimcher Realty Trust#	25,471	679,566
GMH Communities Trust#	21,916	364,244
Government Properties Trust, Inc.#	14,729	125,786
Gramercy Capital Corp.	9,836	258,293
Heritage Property Investment Trust, Inc.#	19,594	751,626
Hersha Hospitality Trust#	14,440	136,747
Highland Hospitality Corp.#	35,629	438,949
Highwoods Properties, Inc.	38,291	1,238,714
Home Properties of New York, Inc.	22,417	1,106,503
HomeBanc Corp.#	40,150	349,305
IMPAC Mtg. Holdings, Inc.#	53,544	444,951
Inland Real Estate Corp.#	47,836	736,196
Innkeepers USA Trust	30,436	533,543
Investors Real Estate Trust#	31,680	299,693
JER Investors Trust, Inc.	8,734	152,670
Kilroy Realty Corp.#	20,560	1,538,299
Kite Realty Group Trust#	13,901	210,322
Lasalle Hotel Properties	21,407	855,210
Lexington Corporate Properties Trust	36,860	785,855
LTC Properties, Inc.	16,497	365,079
Luminent Mtg. Capital, Inc.#	28,857	218,736
Maguire Properties, Inc.#	24,634	833,615
Medical Properties Trust, Inc.#	9,129	91,290
Meristar Hospitality Corp.+#	62,227	641,560
MFA Mtg. Investments, Inc.	58,621	347,036
Mid-America Apartment Communities, Inc.	13,454	730,552
MortgageIT Holdings, Inc.#	16,945	197,409
National Health Investors, Inc.#	16,671	443,782
National Health Realty, Inc.#	5,133	101,633
Nationwide Health Properties, Inc.#	47,744	1,075,195
Newcastle Investment Corp.	31,141	744,893
Newkirk Realty Trust, Inc.#	488	8,384
NorthStar Realty Finance Corp.#	13,609	139,084
Novastar Financial, Inc.#	18,807	576,435
Omega Healthcare Investors, Inc.	36,467	471,883
One Liberty Properties, Inc.	5,471	110,842
Opteum, Inc.	14,952	130,232
Origen Financial, Inc.#	12,235	82,831
Parkway Properties, Inc.#	10,013	440,973
Pennsylvania Real Estate Investment Trust#	25,958	1,048,703
Post Properties, Inc.	28,367	1,259,495
PS Business Parks, Inc.#	11,714	623,068
RAIT Investment Trust#	19,633	535,981
Ramco-Gershenson Properties Trust#	10,324	300,015
Redwood Trust, Inc.#	13,985	579,818
Saul Centers, Inc.	7,779	301,747
Saxon Capital, Inc.#	35,495	353,175
Senior Housing Properties Trust	42,475	761,577
Sizeler Property Investors, Inc.#	13,141	190,545
Sovran Self Storage, Inc.	11,525	599,300
Spirit Finance Corp.#	48,120	579,846
Strategic Hotel Capital, Inc.	29,389	634,802
Sun Communities, Inc.	11,534	399,307
Sunstone Hotel Investors, Inc.	19,016	558,310
Tanger Factory Outlet Centers, Inc.	19,748	637,860
Taubman Centers, Inc.	36,069	1,433,382
Town and Country Trust#	12,498	503,544
Trustreet Properties, Inc.#	41,199	597,386
U-Store-It Trust	20,781	462,793
Universal Health Realty Income Trust#	8,369	295,007
Urstadt Biddle Properties, Inc., Class A#	14,978	254,926
Washington Real Estate Investment Trust#	29,900	999,258
Winston Hotels, Inc.	18,865	193,932

		53,951,238

Registered Investment Companies - 0.03%

Gladstone Capital Corp.#	8,040	164,579
NGP Capital Resources Co.#	12,381	172,839

		337,418

Retail - 3.91%

99 Cents Only Stores+#	30,268	344,450
Aaron Rents, Inc., Class B#	27,734	726,631
AC Moore Arts & Crafts, Inc.+#	10,318	185,724
Aeropostale, Inc.+	39,482	1,132,739
Allion Healthcare, Inc.+#	2,849	47,151
Big 5 Sporting Goods Corp.#	14,455	314,974
Big Lots, Inc.+#	80,804	1,027,019
Blue Nile, Inc.+#	10,532	351,453
Blyth, Inc.#	18,898	421,047
Bombay Co., Inc.+#	25,567	80,792
Bon-Ton Stores, Inc.#	4,569	124,368
Build-A-Bear Workshop, Inc.+#	6,801	196,753
Building Materials Holding Corp.#	9,901	666,337
Burlington Coat Factory Warehouse Corp.	11,813	532,057
Cabela’s, Inc.+#	21,927	414,640
Casey’s General Stores, Inc.#	35,701	936,437
Cash America International, Inc.	20,846	558,673
Central Garden & Pet Co.+	13,726	746,145
Citi Trends, Inc.+#	2,879	123,941
Coldwater Creek, Inc.+#	37,951	852,759
Conns, Inc.+#	3,384	126,054
Cost Plus, Inc.+#	15,663	300,573
Deb Shops, Inc.	3,064	96,976
Design Within Reach, Inc.+#	8,493	53,931
Drugstore.Com, Inc.+	48,585	122,434
DSW, Inc.+#	8,132	232,413
First Cash Financial Services, Inc.+#	18,174	316,591
Fossil, Inc.+#	34,441	586,186
Fred’s, Inc., Class A#	28,329	395,756
GameStop Corp.+#	38,830	1,554,365
Golf Galaxy, Inc.+#	3,239	64,359
Great Atlantic & Pacific Tea Co.+#	12,434	401,121
Guitar Center, Inc.+#	18,405	952,643
Hibbett Sporting Goods, Inc.+#	25,402	814,896
Homestore Common, Inc.+#	104,787	651,775
IKON Office Solutions, Inc.#	82,155	1,080,338
Ingles Markets, Inc., Class A#	7,940	131,089
Insight Enterprises, Inc.+	34,432	741,321
Jo-Ann Stores, Inc.+#	16,373	217,761
Jos. A. Bank Clothiers, Inc.+#	11,977	534,294
Krispy Kreme Doughnuts, Inc.+	39,327	265,457
Leapfrog Enterprises, Inc.+#	23,057	268,614
Longs Drug Stores Corp.#	21,873	839,267
MarineMax, Inc.+#	9,560	295,022
Movado Group, Inc.	13,038	284,228
Movie Gallery, Inc.#	17,820	56,846
MWI Veterinary Supply, Inc.+#	3,404	103,311
Myers Industries, Inc.	18,705	299,280
Nash Finch Co.#	9,089	281,759
New York & Co., Inc.+#	9,278	156,520
Nu Skin Enterprises, Inc., Class A	40,049	724,086
Overstock.com, Inc.+#	7,449	167,602
Pacific Sunwear of California, Inc.+#	53,721	1,279,097
Pantry, Inc.+#	12,100	715,957
Pathmark Stores, Inc.+#	35,634	358,478
Petco Animal Supplies, Inc.+#	40,999	797,840
Pier 1 Imports, Inc.#	61,253	644,994
Pozen, Inc.+#	16,995	295,373
Priceline.com, Inc.+	17,902	439,494
Regis Corp.#	32,013	1,225,458
Restoration Hardware, Inc.+#	21,423	115,256
Retail Ventures, Inc.+#	11,856	157,211
Ruddick Corp.#	24,316	587,961
Rush Enterprises, Inc.+	14,701	271,968
Ryans Restaurant Group, Inc.+#	29,874	394,635
School Specialty, Inc.+	16,220	565,754
Select Comfort Corp.+#	25,678	938,531
Sharper Image Corp.+#	8,297	97,905
Smart & Final, Inc.+	9,462	142,876
Sports Authority, Inc.+	18,410	673,622
Sturm, Ruger & Co., Inc.#	15,088	108,634
Syms Corp.#	4,638	67,715
Systemax, Inc.+#	6,860	47,677
Tractor Supply Co.+#	23,363	1,476,074
Tuesday Morning Corp.#	18,383	404,610
United Stationers, Inc.+#	23,626	1,169,487
Weis Markets, Inc.#	10,118	451,870
West Marine, Inc.+#	9,699	124,826
Wilsons The Leather Experts, Inc.+#	13,478	45,151
Yankee Candle Co., Inc.#	32,306	938,166
Zale Corp.+#@	35,924	935,820
Zumiez, Inc.+#	2,222	118,055

		38,491,453

Retirement/Aged Care - 0.14%

American Retirement Corp.+#	19,711	530,620
Brookdale Senior Living, Inc.	361	11,953
Sunrise Senior Living, Inc.+#	23,555	835,260

		1,377,833

Savings & Loan - 1.73%

Anchor BanCorp Wisconsin, Inc.#	16,178	492,620
Bank Mutual Corp.	40,710	461,651
BankAtlantic Bancorp, Inc., Class A#	31,160	425,334
Bankunited Financial Corp.#	18,425	514,794
Berkshire Hills Bancorp, Inc.#	5,483	181,213
Beverly Hills Bancorp, Inc.#	9,768	101,392
BFC Financial Corp.+	17,162	103,144
Brookline Bancorp, Inc.#	43,875	658,564
Charter Financial Corp.#	2,790	106,020
Clifton Savings Bancorp, Inc.#	9,558	98,256
Coastal Financial Corp.#	11,381	150,571
Commercial Capital Bancorp, Inc.	31,488	451,223

CSF Holdings, Inc.+(2)(3)	2,375	0
Dime Community Bancshares#	18,952	259,263
Fidelity Bankshares, Inc.	15,961	509,635
First Defiance Financial Corp.#	5,000	137,950
First Financial Holdings, Inc.	8,789	284,060
First Indiana Corp.	9,510	262,381
First Niagara Financial Group, Inc.	82,270	1,159,184
First Place Financial Corp.	10,662	254,715
FirstFed Financial Corp.+#	11,763	705,898
Flagstar Bancorp, Inc.#	24,628	380,503
Flushing Financial Corp.	13,678	226,781
Franklin Bank Corp.+#	14,377	245,272
Harbor Florida Bancshares, Inc.#	14,803	562,662
Horizon Financial Corp.#	7,202	174,793
Investors Bancorp, Inc.+	1,730	21,538
Itla Capital Corp.+#	4,094	189,470
Kearny Financial Corp.#	15,526	205,254
KNBT Bancorp, Inc.#	23,344	369,302
MAF Bancorp, Inc.	22,974	984,666
NASB Financial, Inc.#	2,181	78,080
NewAlliance Bancshares, Inc.#	81,230	1,152,654
Northwest Bancorp, Inc.	13,959	317,148
OceanFirst Financial Corp.#	6,388	151,396
Ocwen Financial Corp.+#	24,469	240,286
Partners Trust Financial Group, Inc.#	35,517	418,390
PennFed Financial Services, Inc.#	6,484	120,473
PFF Bancorp, Inc.#	13,826	434,551
Provident Financial Holdings, Inc.	3,503	104,389
Provident Financial Services, Inc.	51,649	960,671
Provident New York Bancorp#	28,914	344,655
Rockville Financial, Inc.+#	6,223	90,296
Sound Federal Bancorp, Inc.#	7,930	161,613
Sterling Financial Corp.	24,606	712,098
TierOne Corp.	12,909	425,997
United Community Financial Corp.#	19,261	235,755
United Financial Bancorp, Inc.#	5,704	66,965
Wauwatosa Holdings, Inc.+#	347	4,365
Westfield Financial, Inc.#	3,096	76,657
WSFS Financial Corp.	4,145	249,902

		17,024,450

Schools - 0.49%

Bright Horizons Family Solutions, Inc.+#	19,267	645,637
Corinthian Colleges, Inc.+#	64,735	838,966
DeVry, Inc.+#	41,442	973,058
Educate, Inc.+#	13,029	112,180
Learning Tree International, Inc.+#	6,394	74,874
Lincoln Educational Services+#	2,994	49,521
Shuffle Master, Inc.+#	25,287	660,749
Strayer Education, Inc.#	10,419	1,003,662
Universal Technical Institute, Inc.+#	15,220	468,928

		4,827,575

Semiconductors - 3.82%

Actel Corp.+#	17,913	261,351
ADE Corp.+#	7,166	237,051
Advanced Analogic Technologies, Inc.+#	7,942	94,827
Amis Holdings, Inc.+#	31,272	269,565
Amkor Technology, Inc.+#	71,297	633,117
Applied Micro Circuits Corp.+#	219,215	791,366
Asyst Technologies, Inc.+#	33,857	330,444
Atmel Corp.+#	299,131	1,361,046
ATMI, Inc.+#	26,433	793,783
Axcelis Technologies, Inc.+#	71,293	492,635
Brooks Automation, Inc.+	52,838	829,028
Cirrus Logic, Inc.+#	60,545	459,536
Cohu, Inc.#	15,402	325,290
Conexant Systems, Inc.+#	335,322	999,260
Credence Systems Corp.+#	63,598	550,759
Cypress Semiconductor Corp.+#	93,764	1,665,249
Diodes, Inc.+#	10,441	394,461
Emcore Corp.+#	26,350	204,212
Emulex Corp.+	59,135	1,052,603
Entegris, Inc.+#	84,328	882,071
Exar Corp.+#	25,025	311,561
Fairchild Semiconductor International, Inc., Class A+#	85,174	1,480,324
FormFactor, Inc.+#	24,069	886,702
Genesis Microchip, Inc.+#	23,852	512,818
Hittite Microwave Corp.+#	3,273	90,433
Ikanos Communications, Inc.+#	208	4,576
Integrated Device Technology, Inc.+#	139,524	2,071,931
Integrated Silicon Solution, Inc.+#	26,208	165,635
IXYS Corp.+#	17,578	188,085
Kopin Corp.+#	50,086	217,874
Kulicke & Soffa Industries, Inc.+#	36,841	412,619
Laedis Technology, Inc.+#	12,879	69,804
Lattice Semiconductor Corp.+#	80,841	367,827
LTX Corp.+#	43,661	247,121
Mattson Technology, Inc.+#	30,294	365,951
Micrel, Inc.+#	44,210	617,614
Microsemi Corp.+	43,859	1,348,664
MKS Instruments, Inc.+#	23,215	519,087
Monolithic Power Systems, Inc.+#	12,241	208,709
Omnivision Technologies, Inc.+#	40,473	1,032,061
ON Semiconductor Corp.+#	101,877	671,369
Pericom Semiconductor Corp.+#	18,774	169,154
Photronics, Inc.+#	28,438	499,656
PLX Technology, Inc.+#	16,578	200,262
Portalplayer, Inc.+#	10,860	274,324
Power Integrations, Inc.+#	20,918	519,394
Rambus, Inc.+	70,802	2,198,402
Rudolph Technologies, Inc.+#	17,226	283,877
Semitool, Inc.+#	11,830	149,413
Semtech Corp.+#	52,479	985,556
Sigmatel, Inc.+#	25,397	273,018

Sirf Technology Holdings, Inc.+#	24,997	935,638
Skyworks Solutions, Inc.+#	112,083	589,557
Supertex, Inc.+#	7,107	239,293
Tessera Technologies, Inc.+#	31,251	975,969
TranSwitch Corp.+#	73,728	125,338
Trident Microsystems, Inc.+#	36,014	1,006,231
Triquint Semiconductor, Inc.+#	98,782	468,227
Ultratech Stepper, Inc.+#	17,020	340,230
Varian Semiconductor Equipment Associates, Inc.+#	26,196	1,235,403
Veeco Instruments, Inc.+#	18,738	376,446
Vitesse Semiconductor Corp.+#	155,288	489,157
Volterra Semiconductor Corp.+#	10,841	188,742
Zoran Corp.+	30,962	612,428

		37,554,134

Telecommunications - 3.09%

Adtran, Inc.	46,789	1,287,633
Airspan Networks, Inc.+#	27,182	167,169
Alaska Communications Systems Holdings, Inc.#	9,230	102,361
Anaren, Inc.+	12,324	211,726
Applied Signal Technology, Inc.	8,083	189,466
Arris Group, Inc.+#	73,928	938,146
Atheros Communications, Inc.+#	24,393	502,008
Audiovox Corp., Class A+#	12,148	155,130
Brightpoint, Inc.+#	29,018	820,919
Broadwing Corp.+	46,373	415,502
Cbeyond Communications, Inc.+#	200	2,150
Centennial Communications Corp., Class A+#	15,676	118,981
Ciena Corp.+#	407,181	1,636,868
Cincinnati Bell, Inc.+	174,870	715,218
Comtech Telecommunications Corp.+#	15,409	482,764
Consolidated Communications Holdings, Inc.	11,153	158,819
CT Communications, Inc.	13,522	179,031
Digi International, Inc.+#	16,063	174,605
Ditech Communications Corp.+#	22,753	234,583
Dobson Communications Corp., Class A+#	80,769	584,768
EndWave Corp.+#	5,145	47,951
Essex Corp.+#	12,171	273,848
Fairpoint Communications, Inc.#	19,313	271,734
Finisar Corp.+#	143,907	400,061
Foundry Networks, Inc.+#	87,078	1,222,575
General Communication, Inc.+	39,442	443,722
Glenayre Technologies, Inc.+#	47,621	185,722
Globetel Communications Corp.+#	48,831	144,051
Golden Telecom, Inc.#	15,353	460,283
Hungarian Telephone & Cable Corp.+#	2,752	42,931
IDT Corp., Class B+#	41,412	492,389
Intrado, Inc.+#	12,560	322,290
Iowa Telecommunications Services, Inc.#	16,010	283,377
Ixia+#	23,382	281,987
Level 3 Communications, Inc.+#	494,054	1,679,784
MasTec, Inc.+#	19,293	249,844
MRV Communications, Inc.+#	74,200	217,406
Netgear, Inc.+#	22,640	388,502
NeuStar, Inc.+#	17,178	494,726
North Pittsburgh Systems, Inc.#	10,677	217,170
Novatel Wireless, Inc.+#	20,653	168,528
Oplink Communications, Inc.+#	10,445	170,776
Plantronics, Inc.#	34,909	1,206,455
Powerwave Technologies, Inc.+#	77,719	1,140,915
Preformed Line Products Co.#	1,753	71,961
Premiere Global Services, Inc.+#	51,223	420,541
Price Communications Corp.+#	32,601	546,067
RCN Corp.+#	16,262	406,550
RF Micro Devices, Inc.+#	133,435	898,018
SafeNet, Inc.+#	17,498	436,050
SBA Communcations Corp.+	52,797	1,187,405
Shenandoah Telecommunications Co.#	4,858	211,663
Sonus Networks, Inc.+#	176,594	856,481
Spectralink Corp.#	13,627	168,566
SureWest Communications#	10,381	262,432
Sycamore Networks, Inc.+	125,577	586,445
Symmetricom, Inc.+#	32,814	294,342
Syniverse Holdings, Inc.+	12,519	179,022
Talk America Holdings, Inc.+#	21,238	181,160
Tekelec+#	40,210	539,216
Telkonet, Inc.+#	25,273	102,103
Terayon Communication Systems+#	54,697	146,588
Time Warner Telecom, Inc., Class A+#	35,684	450,689
UbiquiTel, Inc.+	54,058	528,147
USA Mobility, Inc.+#	19,104	550,577
UTStarcom, Inc.+#	71,426	446,412
Valor Communications Group, Inc.#	20,888	257,967
ViaSat, Inc.+#	15,358	412,362
Westell Technologies, Inc., Class A+#	38,413	182,462
Zhone Technologies, Inc.+#	78,185	190,771

		30,398,871

Textile - Products - 0.12%

Angelica Corp.	6,530	131,122
Dixie Group, Inc.+#	7,626	124,914
G&K Services, Inc., Class A#	13,789	539,150
Innovo Group, Inc.+#	18,077	17,354
UniFirst Corp.#	6,606	221,367
Wellman, Inc.#	23,086	144,980

		1,178,887

Therapeutics - 1.68%

Abgenix, Inc.+#	63,833	1,419,646
Amylin Pharmaceuticals, Inc.+#	78,114	3,388,585
AtheroGenics, Inc.+#	26,827	432,451
Bioenvision, Inc.+#	28,769	242,235
BioMarin Pharmaceutical, Inc.+#	52,118	681,703
Cell Therapeutics, Inc.+#	46,180	89,127
CV Therapeutics, Inc.+#	30,881	831,008
Cypress Biosciences, Inc.+#	21,635	129,377

Discovery Laboratories, Inc.+#	38,213	290,037
DOV Pharmaceutical, Inc.+#	16,195	311,754
Inspire Phamaceuticals, Inc.+#	29,933	151,162
Introgen Therapeutics, Inc.+#	14,108	83,660
Ista Pharmaceuticals, Inc.+#	9,710	59,425
Mannkind Corp.+#	18,033	311,791
Medarex, Inc.+#	78,752	1,162,380
Medicines Co.+#	35,157	716,851
MGI Pharma, Inc.+#	54,708	964,502
Nabi Biopharmaceuticals+#	41,870	172,086
Neurocrine Biosciences, Inc.+#	26,072	1,710,584
Nitromed, Inc.+#	11,696	137,428
NPS Pharmaceuticals, Inc.+#	27,849	427,204
Nuvelo, Inc.+	29,899	512,469
Onyx Pharmaceuticals, Inc.+#	25,277	720,395
Renovis, Inc.+#	13,808	299,081
Threshold Pharmaceuticals, Inc.+#	4,019	60,486
Trimeris, Inc.+#	12,619	158,242
United Therapeutics Corp.+#	16,100	992,404
ViaCell, Inc.+#	5,616	29,259

		16,485,332

Tobacco - 0.14%

Alliance One International, Inc.#	61,616	274,191
Universal Corp.#	18,231	741,455
Vector Group, Ltd.#	18,777	349,440

		1,365,086

Utilities - Communication - 0.05%

Commonwealth Telephone Enterprises, Inc.#	15,071	486,492

Utilities - Electric - 1.25%

Allete, Inc.	18,035	841,693
Black Hills Corp.#	23,158	800,572
Central Vermont Public Service Corp.#	8,715	186,588
CH Energy Group, Inc.#	11,215	550,657
Cleco Corp.	35,501	798,418
Duquesne Light Holdings, Inc.#	55,176	957,304
El Paso Electric Co.+	33,964	694,564
Empire District Electric Co.#	18,369	406,322
Headwaters, Inc.+#	29,428	1,092,367
Idacorp, Inc.#	30,025	989,024
MGE Energy, Inc.#	14,554	487,850
NorthWestern Corp.	25,340	821,776
Ormat Technologies, Inc.#	5,120	196,762
Otter Tail Corp.#	20,748	646,300
Pike Electric Corp.+	9,603	182,937
Plug Power, Inc.+#	35,942	182,945
Sierra Pacific Resources+#	85,801	1,221,806
UIL Holdings Corp.#	10,421	534,076
UniSource Energy Corp.	24,588	747,721

		12,339,682

Utilities - Gas, Distribution - 0.52%

EnergySouth, Inc.#	4,837	144,481
Nicor, Inc.#	31,405	1,348,217
Northwest Natural Gas Co.#	19,604	671,241
South Jersey Industries, Inc.#	19,891	568,883
Southwest Gas Corp.	26,767	763,395
WGL Holdings, Inc.	34,647	1,067,127
World Fuel Services Corp.#	19,262	583,638

		5,146,982

Utilities - Gas, Pipeline - 0.11%

Aquila, Inc.+#	265,601	1,035,844

Utilities - Miscellaneous - 0.21%

Casella Waste Systems, Inc., Class A+	13,754	194,619
Pacific Ethanol, Inc.+#	2,207	41,492
Quantum Fuel Systems Technologies Worldwide, Inc.+#	32,156	145,667
Walter Industries, Inc.#	25,791	1,697,821

		2,079,599

Water Services - 0.20%

American States Water Co.	11,934	411,604
California Water Service Group	12,288	537,723
Connecticut Water Service, Inc.#	5,741	145,592
Middlesex Water Co.#	8,099	156,311
Pico Holdings, Inc.+#	6,080	205,321
SJW Corp.#	5,441	279,341
Southwest Water Co.#	14,580	263,460

		1,999,352

Total Common Stock
(Cost $735,078,804)		911,463,548

WARRANTS - 0.00%

Financial Services - 0.00%

Imperial Credit Industries, Inc.:
Expires 1/31/08 (Strike price $2.15)+(2)(3)	255	0

Information Processing - Software - 0.00%

Microstrategy, Inc.:
Expires 6/24/07 (Strike price $400.00)+	491	59

Total Warrants
(Cost $0)		59

CORPORATE BONDS - 0.01%
Metals - 0.01%

Mueller Industries, Inc.: 6.00% due 11/01/14 # (Cost $152,000)	$152,000	142,880

Total Long-Term Investment Securities (Cost $735,230,804)		911,606,467

SHORT-TERM INVESTMENT SECURITIES - 32.29%
Collective Investment Pool - 26.01%

Securities Lending Quality Trust (4)	255,827,391	255,827,391

Commercial Paper - 6.02%

Rabobank USA Financial Corp.:
4.55% due 03/01/06@	40,000,000	40,000,000
Societe Generale North American, Inc.:
4.55% due 03/01/06@	10,635,000	10,635,000
Westpac Banking Corp:
4.50% due 03/03/06@	8,600,000	8,597,850

		59,232,850

Government Obligations - 0.26%

United States Treasury Bills:
4.28% due 04/06/06@	2,200,000	2,190,628
4.38% due 04/20/06@	30,000	29,818
4.41% due 04/13/06@	150,000	149,215
4.41% due 04/20/06@	210,000	208,722

		2,578,383

Total Short-term Investments Securities (Cost $317,638,624)		317,638,624

REPURCHASE AGREEMENT - 1.02%

Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $10,031,184 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 4.00%, due 06/13/08 and having an approximate value of $10,335,722 (Cost $10,030,000)@	10,030,000	10,030,000

TOTAL INVESTMENTS (Cost $1,062,899,428) (5)	125.99%	1,239,275,111
Other assets less liabilities	(25.99)%	(255,671,165)

NET ASSETS —	100.00%	$983,603,946

+	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	Fair value security (see Note 1)
(3)	Illiquid Security
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2006	Unrealized Appreciation (Depreciation)
130 Long	Russell 2000 Index	March 2006	$45,308,250	$47,580,000	$2,271,750
324 Long	Russell E-Mini 2000 Index	March 2006	23,551,300	23,716,800	165,500

					$2,437,250

See Notes to Schedule of Investments

SMALL CAP SPECIAL VALUES FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.91%
Advertising - 0.64%

Valassis Communications, Inc.+	1,230	$33,886

Aerospace/Defense - 1.85%

AAR Corp.+	1,250	31,638
Gencorp, Inc.+	1,171	22,542
Heico Corp.	270	7,943
Heico Corp., Class A	80	2,081
Herley Industries, Inc.+	400	7,524
Innovative Solutions and Support, Inc.+	590	8,325
Kaman Corp., Class A	430	9,765
Teledyne Technologies, Inc.+	240	7,951

		97,769

Airlines - 0.48%

Airtran Holdings, Inc.+	490	8,712
SkyWest, Inc.	570	16,513

		25,225

Apparel & Products - 2.38%

Cutter & Buck, Inc.	288	3,444
Foot Locker, Inc.	1,407	32,516
Kellwood Co.	1,240	31,917
Rocky Shoes & Boots, Inc.+	190	4,511
Stage Stores, Inc.	260	7,582
Stride Rite Corp.	1,444	20,072
Too, Inc.+	300	9,129
Wolverine World Wide, Inc.	740	16,324

		125,495

Appliances/Furnishings - 1.41%

Furniture Brands International, Inc.	310	7,663
Griffon Corp.+	280	6,586
Haverty Furniture Cos., Inc.	1,090	15,532
Interface, Inc., Class A+	940	10,415
La-Z-Boy Chair Co.	1,298	20,703
Lancaster Colony Corp.	340	13,648

		74,547

Automotive - 1.51%

Acuity Brands, Inc.	470	18,560
American Axle & Manufacturing Holdings, Inc.	750	12,165
AO Smith Corp.	141	6,528
Cooper Tire & Rubber Co.	1,689	25,166
CSK Auto Corp.+	610	9,705
Modine Manufacturing Co.	171	4,797
Supreme Industries, Inc., Class A	387	2,895

		79,816

Auto - Replacement Parts - 0.18%

Sonic Automotive, Inc., Class A	360	9,536

Banks - 4.83%

Amcore Financial, Inc.	470	14,058
BancorpSouth, Inc.	837	20,105
Citizens Banking Corp.	178	4,713
Colonial BancGroup, Inc.	540	13,559
East West Bancorp, Inc.	180	6,784
First Citizens BancShares, Inc., Class A	180	33,689
First Community Bancorp	160	9,555
Fremont General Corp.	720	17,078
Hancock Holding Co.	336	15,002
Irwin Financial Corp.	660	13,226
Mid-State Bancshares	706	20,312
NetBank, Inc.	3,896	29,025
Provident Bankshares Corp.	380	13,821
Republic Bancorp, Inc.	1,920	23,290
Sterling Bancshares, Inc.	830	14,791
Wintrust Financial Corp.	120	6,322

		255,330

Broadcasting - 0.40%

4Kids Entertainment, Inc.+	330	5,610
Sinclair Broadcast Group, Inc., Class A	1,400	10,066
World Wrestling Entertainment, Inc., Class A	362	5,412

		21,088

Building Materials - 2.42%

Ameron International Corp.	240	14,256
Apogee Enterprises, Inc.	1,628	28,148
Eagle Materials, Inc.	369	19,974
Genlyte Group, Inc.+	369	22,834
Lennox International, Inc.	570	18,326
RPM International, Inc.	460	8,298
Texas Industries, Inc.	70	4,246
Watsco, Inc.	170	11,835

		127,917

Chemical - 4.40%

A. Schulman, Inc.	992	23,243
Airgas, Inc.	390	14,192
American Pacific Corp.+	340	1,948
Arch Chemicals, Inc.	936	26,414
Cabot Microelectronics Corp.+	207	7,063
CF Industries Holdings, Inc.	1,156	20,369
FMC Corp.+	393	23,898
H.B. Fuller Co.	1,224	49,694
Innospec, Inc.	439	10,229
Olin Corp.	640	13,446
Omnova Solutions, Inc.+	2,800	16,996
PolyOne Corp.+	2,860	24,968

		232,460

Commercial Services - 4.64%

Blount International, Inc.+	540	8,824
Brinks Co.	300	14,691
Deluxe Corp.	775	19,197
DiamondCluster International, Inc., Class A+	790	7,718
Global Cash Access, Inc.+	510	8,619
Moneygram International, Inc.	1,627	46,646
Owens-Illinois, Inc.+	870	16,304
Silgan Holdings, Inc.	401	15,807
Stewart Information Services Corp.	1,053	49,438
TeleTech Holdings, Inc.+	950	11,733
URS Corp.+	440	19,180
Viad Corp.	683	21,863
Watson Wyatt & Co. Holdings, Class A	156	4,767

		244,787

Consumer Service - 0.40%

Advanta Corp., Class B	600	21,042

Drugs - 0.61%

Alpharma, Inc., Class A	400	12,100
First Horizon Pharmaceutical Corp.+	160	3,283
Par Pharmaceutical Cos., Inc.+	570	16,952

		32,335

Electronics/Electrical Equipment - 6.66%

Ametek, Inc.	300	12,852
Analogic Corp.	414	22,335
Avnet, Inc.+	643	16,159
AVX Corp.	1,006	16,659
Belden CDT, Inc.	2,254	58,108
Commscope, Inc.+	776	18,616
Dionex Corp.+	60	3,292
Directed Electronics Inc.+	340	4,811
Emcor Group, Inc.+	310	13,513
General Cable Corp.+	590	15,930
LaBarge, Inc.+	370	6,194
Methode Electronics, Inc., Class A	1,040	12,761
Millipore Corp.+	151	10,469
Park Electrochemical Corp.	620	17,899
Paxar Corp.+	160	3,069
Rofin-Sinar Technologies, Inc.+	220	11,590
Standard Microsystems Corp.+	715	23,252
Technitrol, Inc.	1,572	34,395
TTM Technologies, Inc.+	840	10,844
Wesco International, Inc.+	310	17,769
X-Rite, Inc.	1,670	21,293

		351,810

Fertilizers - 0.95%

Delta & Pine Land Co.	1,983	50,190

Financial Services - 1.73%

AmeriCredit Corp.+	370	10,915
Friedman Billings Ramsey Group, Inc., Class A	340	3,386
Investment Technology Group, Inc.+	405	18,419
Knight Capital Group, Inc.+	1,847	23,254
MCG Capital Corp.	1,230	18,819
Webster Financial Corp.	300	14,145
Westwood Holdings Group, Inc.	113	2,204

		91,142

Foods - 2.69%

Chiquita Brands International, Inc.	380	6,543
Corn Products International, Inc.	640	17,254
Flowers Foods, Inc.	480	13,200
Fresh Del Monte Produce, Inc.	450	9,063
Gold Kist, Inc.+	373	4,950
Ralcorp Holdings, Inc.+	290	11,200
Sanderson Farms, Inc.	520	12,126
Spartan Stores, Inc.	340	4,009
Tootsie Roll Industries, Inc.	891	25,180
TreeHouse Foods, Inc.+	1,705	38,448

		141,973

Freight - 1.74%

Arkansas Best Corp.	936	38,900
EGL, Inc.+	350	14,157
Gulfmark Offshore, Inc.+	400	10,968
Landstar System, Inc.	280	13,045
TBS International, Ltd., Class A+	1,088	8,182
Tsakos Energy Navigation, Ltd.	190	6,831

		92,083

Funeral Services - 0.17%

Stewart Enterprises, Inc., Class A	1,760	8,923

Gas & Pipeline Utilities - 0.38%

Atmos Energy Corp.	764	20,170

Hardware & Tools - 0.65%

Earle M Jorgensen Co.+	330	4,620
Lincoln Electric Holdings, Inc.	240	11,078
Snap-on, Inc.	482	18,760

		34,458

Healthcare - 1.01%

Edwards Lifesciences Corp.+	421	17,408
Hooper Holmes, Inc.	4,440	12,610

Odyssey Healthcare, Inc.+	360	6,775
Vital Signs, Inc.	323	16,493

		53,286

Heavy Duty Trucks/Parts - 0.14%

Bandag, Inc.	170	7,271

Home Builders - 0.65%

Cavco Industries, Inc.+	269	12,387
Levitt Corp., Class A	710	16,515
Meritage Corp.+	90	5,268

		34,170

Hospital Management - 0.14%

Pediatrix Medical Group, Inc.+	80	7,550

Hospital Supplies - 0.95%

CONMED Corp.+	210	4,066
Datascope Corp.	490	18,693
Owens & Minor, Inc.	530	16,902
PSS World Medical, Inc.+	620	10,713

		50,374

Household Products - 1.59%

American Greetings Corp., Class A	610	12,798
Elizabeth Arden, Inc.+	460	11,224
John H. Harland Co.	1,019	36,878
Prestige Brands Holdings, Inc.+	490	5,478
Spectrum Brands, Inc.+	160	3,051
Tupperware Corp.	697	14,769

		84,198

Human Resources - 0.72%

Heidrick & Struggles International, Inc.+	500	18,500
Kforce, Inc.+	370	4,480
MPS Group, Inc.+	670	10,144
RemedyTemp, Inc., Class A+	450	4,725

		37,849

Information Processing - Hardware - 1.32%

Imation Corp.	1,043	45,736
Quantum Corp.+	3,979	14,205
Xyratex, Ltd.+	380	9,614

		69,555

Information Processing - Services - 2.06%

3Com Corp.+	977	4,543
Adaptec, Inc.+	1,513	9,471
Agilysys, Inc.	510	7,288
Brocade Communications Systems, Inc.+	3,648	19,225
Digitas, Inc.+	750	10,597
Earthlink, Inc.+	1,030	10,218
ePlus, Inc.+	300	4,230
Equinix, Inc.+	100	5,244
IHS, Inc., Class A+	240	6,034
Intergraph Corp.+	100	3,626
MTS Systems Corp.	430	16,994
ProQuest Co.+	420	8,946
United Online, Inc.	220	2,642

		109,058

Information Processing - Software - 2.05%

Acxiom Corp.	340	8,799
Borland Software Corp.+	1,966	10,439
eFunds Corp.+	745	20,174
Hyperion Solutions Corp.+	200	6,710
Indus International, Inc.+	1,520	5,320
Inter-Tel, Inc.	760	14,919
MRO Software, Inc.+	420	6,191
Per-Se Technologies, Inc.+	510	12,883
SSA Global Technologies, Inc.+	1,088	18,213
SupportSoft, Inc.+	1,060	4,378

		108,026

Insurance - 7.16%

AMERIGROUP Corp.+	200	4,278
AmerUs Group Co.	300	18,075
Assured Guaranty, Ltd.	1,488	39,283
Bristol West Holdings, Inc.	390	7,231
Capital Title Group, Inc.	527	3,315
Ceres Group, Inc.+	1,480	8,007
Commerce Group, Inc.	300	16,203
Endurance Specialty Holdings, Ltd.	1,378	43,407
FBL Financial Group, Inc., Class A	300	10,266
Harleysville Group, Inc.	391	10,295
Hilb, Rogal & Hamilton Co.	474	18,320
Hub International, Ltd.	280	8,008
Infinity Property & Casualty Corp.	470	18,640
LandAmerica Financial Group, Inc.	516	34,417
Navigators Group, Inc.+	190	8,911
Ohio Casualty Corp.	390	11,938
Philadelphia Cons. Holding Corp.+	120	12,840
Phoenix Cos., Inc.	530	7,606
Presidential Life Corp.	800	17,528
Selective Insurance Group, Inc.	220	11,928
Sierra Health Services, Inc.+	170	7,087
StanCorp Financial Group, Inc.	470	25,427
State Auto Financial Corp.	410	13,358
USI Holdings Corp.+	464	6,654

Zenith National Insurance Corp.	290	14,935

		377,957

Insurance - Life - 0.39%

American Equity Investment Life Holding Co.	1,530	20,487

Leisure & Tourism - 3.86%

Arctic Cat, Inc.	600	14,400
CBRL Group, Inc.	170	7,553
Dollar Thrifty Automotive Group, Inc.+	426	17,202
Handleman Co.	1,070	10,518
Jack in the Box, Inc.+	515	20,600
Landry’s Seafood Restaurants, Inc.	520	16,052
Lone Star Steakhouse & Saloon, Inc.	1,164	31,382
Nautilus Group, Inc.	610	10,035
Playboy Enterprises, Inc., Class B+	820	11,365
Rare Hospitality International, Inc.+	601	19,232
Triarc Cos., Inc., Class B	2,929	45,692

		204,031

Machinery - 3.60%

AGCO Corp.+	469	9,169
Albany International Corp., Class A	315	11,709
Briggs & Stratton Corp.	717	25,439
Clarcor, Inc.	220	7,447
Crane Co.	859	33,063
EnPro Industries, Inc.+	450	14,746
Franklin Electric Co., Inc.	280	12,558
Gardner Denver, Inc.+	511	31,355
Hughes Supply, Inc.	130	6,013
Kadant, Inc.+	1,091	20,609
Stewart & Stevenson Services, Inc.	390	13,435
Tennant Co.	100	4,670

		190,213

Medical Technology - 0.77%

Hanger Orthopedic Group, Inc.+	470	2,862
Serologicals Corp.+	340	8,224
Viasys Healthcare, Inc.+	655	19,113
West Pharmaceutical Services, Inc.	316	10,204

		40,403

Metals - 2.85%

Ampco-Pittsburgh Corp.	294	5,971
Chaparral Steel Co.+	240	10,995
Ladish Co., Inc.+	279	6,135
Mueller Industries, Inc.	1,799	59,385
Quanex Corp.	443	27,497
Reliance Steel & Aluminum Co.	130	10,711
Steel Dynamics, Inc.	200	9,200
United States Steel Corp.	70	3,815
USEC, Inc.	1,330	16,545

		150,254

Mobile Homes - 0.69%

Champion Enterprises, Inc.+	1,030	15,986
Fleetwood Enterprises, Inc.+	1,200	13,560
Skyline Corp.	177	7,101

		36,647

Multimedia - 0.25%

Journal Communications, Inc., Class A	1,070	13,172

Oil & Gas - 5.49%

Atwood Oceanics, Inc.+	326	29,399
Cabot Oil & Gas Corp., Class A	310	14,031
Energen Corp.	370	13,220
Energy Partners, Ltd.+	450	10,345
EXCO Resources, Inc.+	250	3,200
Forest Oil Corp.+	506	25,123
Global Industries, Ltd.+	1,494	18,989
Hydril Co.+	50	3,367
Petroleum Development Corp.+	200	8,602
Pride International, Inc.+	190	5,884
Range Resources Corp.	630	15,076
Remington Oil & Gas Corp.+	90	3,771
St. Mary Land & Exploration Co.	470	18,043
Stone Energy Corp.+	864	35,770
Tidewater, Inc.	614	32,081
Universal Compression Holdings, Inc.+	210	9,187
Warren Resources, Inc.+	420	6,145
Whiting Petroleum Corp.+	933	37,880

		290,113

Paper/Forest Products - 2.33%

Deltic Timber Corp.	181	9,459
Glatfelter	697	11,459
Louisiana-Pacific Corp.	347	9,865
Neenah Paper, Inc.	1,065	32,600
Packaging Corp. of America	1,237	28,216
Rock-Tenn Co., Class A	1,128	14,799
Schweitzer-Mauduit International, Inc.	244	6,271
Xerium Technologies, Inc.	1,116	10,323

		122,992

Pollution Control - 0.21%

Duratek, Inc.+	150	3,288
Tetra Tech, Inc.+	435	7,747

		11,035

Publishing - 1.08%

Banta Corp.	952	46,372
Topps Co., Inc.	1,348	10,892

		57,264

Railroads & Equipment - 0.15%

RailAmerica, Inc.+	819	8,108

Real Estate - 0.41%

Forest City Enterprises, Inc., Class A	539	21,835

Real Estate Investment Trusts - 3.27%

American Home Mortgage Investment Corp.	460	13,110
Anworth Mtg. Asset Corp.	340	2,553
Arbor Realty Trust, Inc.	590	15,523
Brandywine Realty Trust	201	5,903
Capital Trust, Inc.	320	10,816
Cedar Shopping Centers, Inc.	520	7,909
Deerfield Triarc Capital Corp.	2,269	29,633
Entertainment Properties Trust	490	20,262
Getty Realty Corp.	630	17,861
Lexington Corporate Properties Trust	610	13,005
National Health Investors, Inc.	510	13,576
Post Properties, Inc.	506	22,467

		172,618

Retail - 4.89%

Aaron Rents, Inc., Class B	210	5,502
Blyth, Inc.	1,442	32,128
Borders Group, Inc.	419	10,110
Casey’s General Stores, Inc.	1,499	39,319
Coldwater Creek, Inc.+	205	4,606
Cost Plus, Inc.+	170	3,262
Deb Shops, Inc.	203	6,425
Finlay Enterprises, Inc.+	300	2,544
IKON Office Solutions, Inc.	1,550	20,383
Movie Gallery, Inc.	1,786	5,697
MSC Industrial Direct Co., Inc., Class A	170	8,053
Nash Finch Co.	430	13,330
New York & Co., Inc.+	270	4,555
Nu Skin Enterprises, Inc., Class A	420	7,594
Pier 1 Imports, Inc.	1,383	14,563
Ruddick Corp.	750	18,135
Ryans Restaurant Group, Inc.+	2,049	27,067
School Specialty, Inc.+	210	7,325
Sports Authority, Inc.+	140	5,123
Zale Corp.+	860	22,403

		258,124

Retirement/Aged Care - 0.17%

Sunrise Senior Living, Inc.+	250	8,865

Savings & Loan - 2.47%

BankAtlantic Bancorp, Inc., Class A	1,780	24,297
Brookline Bancorp, Inc.	1,380	20,714
First Niagara Financial Group, Inc.	620	8,736
Flagstar Bancorp, Inc.	960	14,832
NewAlliance Bancshares, Inc.	3,197	45,365
PFF Bancorp, Inc.	530	16,658

		130,602

Semiconductors - 1.28%

Brooks Automation, Inc.+	1,410	22,123
Cohu, Inc.	650	13,728
Credence Systems Corp.+	677	5,863
Diodes, Inc.+	200	7,556
Emulex Corp.+	370	6,586
Lattice Semiconductor Corp.+	1,512	6,879
Monolithic Systems Technology, Inc.+	660	4,772

		67,507

Telecommunications - 0.59%

Arris Group, Inc.+	380	4,822
Brightpoint, Inc.+	290	8,204
Consolidated Communications Holdings, Inc.	330	4,699
Netgear, Inc.+	340	5,834
Radyne Corp.+	540	7,582

		31,141

Textile - Products - 0.11%

Dixie Group, Inc.+	343	5,618

Tobacco - 0.05%

Universal Corp.	67	2,725

Utilities - Communication - 0.78%

Commonwealth Telephone Enterprises, Inc.	1,272	41,060

Utilities - Electric - 2.01%

Allete, Inc.	892	41,630
Black Hills Corp.	365	12,618
El Paso Electric Co.+	1,129	23,088
Sierra Pacific Resources+	1,010	14,382
Weststar Energy, Inc.	670	14,419

		106,137

Utilities - Miscellaneous - 0.30%

Walter Industries, Inc.	240	15,799

Total Long-Term Investment Securities
(Cost $4,889,054)		5,118,026

SHORT-TERM INVESTMENT SECURITIES - 2.14%

Time Deposit - 2.14%

Euro Time Deposit with State Street Bank & Trust Co.:
1.50% due 03/01/06
(Cost $113,000)	$113,000	113,000

TOTAL INVESTMENTS
(Cost $5,002,054) (1)	99.05%	5,231,026
Other assets less liabilities	0.95%	50,140

NET ASSETS	100.00%	$5,281,166

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

SMALL CAP STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 98.68%
Advertising - 0.01%

Catalina Marketing Corp.	7	$155

Airlines - 1.02%

Continental Airlines, Inc., Class B+	1,174	27,354

Apparel & Products - 4.31%

Charming Shoppes, Inc.+	1,879	25,160
Christopher & Banks Corp.	705	15,461
Genesco, Inc.+	817	33,170
Gymboree Corp.+	791	18,082
Skechers U.S.A., Inc., Class A+	1,095	23,214

		115,087

Automotive - 0.54%

Oshkosh Truck Corp., Class B	255	14,466

Banks - 0.93%

Corus Bankshares, Inc.	247	14,832
UCBH Holdings, Inc.	563	10,078

		24,910

Broadcasting - 0.61%

Emmis Communications Corp., Class A+	990	16,206

Building Materials - 2.19%

Chicago Bridge & Iron Co. NV	1,240	30,343
Lennox International, Inc.	874	28,099

		58,442

Chemical - 1.10%

Agrium, Inc.	1,184	29,494

Commercial Services - 3.65%

Corporate Executive Board Co.	242	24,200
Maritrans, Inc.	688	15,659
Parexel International Corp.+	440	11,273
Plexus Corp.+	395	13,256
Steiner Leisure, Ltd.+	776	33,081

		97,469

Consumer Service - 0.51%

Advanta Corp., Class B	388	13,607

Drugs - 2.38%

Alpharma, Inc., Class A	632	19,118
Isis Pharmaceuticals, Inc.+	1,946	15,646
K-V Pharmaceutical Co., Class A+	1,253	28,781

		63,545

Electronics/Electrical Equipment - 7.99%

Advanced Energy Industries, Inc.+	970	13,890
Cymer, Inc.+	613	27,573
FEI Co.+	1,003	20,070
General Cable Corp.+	854	23,058
Greatbatch, Inc.+	755	16,693
Molecular Devices Corp.+	495	15,756
Multi-Fineline Electronix, Inc.+	224	12,754
Netlogic Microsystems, Inc.+	419	14,812
Orbotech, Ltd.+	652	15,537
Photon Dynamics, Inc.+	831	17,609
Thomas & Betts Corp.+	728	35,818

		213,570

Financial Services - 1.94%

Accredited Home Lenders Holding Co.+	327	17,432
Asta Funding, Inc.	637	22,180
Jackson Hewitt Tax Service, Inc.	434	12,326

		51,938

Foods - 1.02%

Flowers Foods, Inc.	549	15,098
Gold Kist, Inc.+	916	12,155

		27,253

Freight - 2.06%

Amerco, Inc.+	299	26,563
Celadon Group, Inc.+	1,186	28,583

		55,146

Hardware & Tools - 0.40%

Earle M Jorgensen Co.+	759	10,626

Healthcare - 1.83%

Dade Behring Holdings, Inc.	562	20,502
Magellan Health Services, Inc.+	434	16,574
Odyssey Healthcare, Inc.+	622	11,706

		48,782

Household Products - 1.87%

Chattem, Inc.+	772	30,100
Parlux Fragrances, Inc.+	571	19,751

		49,851

Human Resources - 4.90%

AMN Healthcare Services, Inc.+	1,920	39,821
Kforce, Inc.+	1,804	21,846
Korn/Ferry International+	1,055	22,208
MPS Group, Inc.+	1,665	25,208
Spherion Corp.+	2,185	21,806

		130,889

Information Processing - Consumer Software - 1.02%

RealNetworks, Inc.+	3,465	27,235

Information Processing - Hardware - 1.88%

Imation Corp.	9	395
Komag, Inc.+	306	14,333
Optimal Robotics Corp., Class A+	580	10,707
Radiant Systems, Inc.+	753	10,753
Western Digital Corp.+	637	14,173

		50,361

Information Processing - Services - 4.95%

Digital Insight Corp.+	905	29,910
FileNET Corp.+	192	4,942
Infospace, Inc.+	577	13,911
Intergraph Corp.+	3	109
Secure Computing Corp.+	1,057	12,790
Sykes Enterprises, Inc.+	1,948	25,947
Trizetto Group, Inc.+	1,037	17,380
Websense, Inc.+	444	27,444

		132,433

Information Processing - Software - 4.80%

Acxiom Corp.	1,048	27,122
Ansys, Inc.+	23	1,091
Blackboard, Inc.+	1,135	32,700
Microstrategy, Inc., Class A+	274	25,120
Sybase, Inc.+	1,509	32,187
Wind River Systems, Inc.+	658	10,179

		128,399

Insurance - 4.36%

Delphi Financial Group, Inc., Class A	351	18,280
Direct General Corp.	858	13,719
Ohio Casualty Corp.	849	25,988
Reinsurance Group of America, Inc.	559	25,843
Sierra Health Services, Inc.+	314	13,091
Universal American Financial Corp.+	473	7,166
Zenith National Insurance Corp.	243	12,514

		116,601

Leisure & Tourism - 4.04%

Bluegreen Corp.+	1,370	21,742
Choice Hotels International, Inc.	626	27,876
Denny’s Corp.+	5,959	26,518
IHOP Corp.	249	12,674
Jakks Pacific, Inc.+	777	19,285

		108,095

Machinery - 2.42%

Nordson Corp.	770	38,438
Stewart & Stevenson Services, Inc.	760	26,182

		64,620

Medical - Biomedical/Gene - 0.56%

Myriad Genetics, Inc.+	586	15,049

Medical Technology - 7.94%

Arena Pharmaceuticals, Inc.+	1,943	34,410
Arqule, Inc.+	2,795	15,037
Cutera, Inc.+	560	15,170
Hologic, Inc.+	1,201	57,444
Immucor Corp.+	453	13,508
Incyte Genomics, Inc.+	3,610	21,227
LCA-Vision, Inc.	551	24,024
Lexicon Genetics, Inc.+	3,399	13,936
Palomar Medical Technologies, Inc.+	545	17,413

		212,169

Metals - 2.52%

IPSCO, Inc.	370	35,686
Reliance Steel & Aluminum Co.	386	31,803

		67,489

Oil & Gas - 5.19%

Berry Petroleum Co., Class A	211	14,253
Cal Dive International, Inc.+	806	28,379
Hornbeck Offshore Services, Inc.+	796	25,599
Parker Drilling Co.+	2,422	22,404
Swift Energy Co.+	452	17,520
Veritas DGC, Inc.+	725	30,544

		138,699

Pollution Control - 1.16%

Clean Harbors, Inc.+	940	31,001

Retail - 4.93%

Conns, Inc.+	366	13,633
Hibbett Sporting Goods, Inc.+	858	27,525
Pantry, Inc.+	659	38,993
Select Comfort Corp.+	982	35,892
Smart & Final, Inc.+	1,048	15,825

		131,868

Retirement/Aged Care - 0.79%

American Retirement Corp.+	786	21,159

Schools - 0.55%

ITT Educational Services, Inc.+	237	14,694

Semiconductors - 5.69%

Atmel Corp.+	4,126	18,773
Emulex Corp.+	1,535	27,323
IXYS Corp.+	1,516	16,221
Micrel, Inc.+	1,236	17,267
ON Semiconductor Corp.+	6,252	41,201
Portalplayer, Inc.+	557	14,070
Zoran Corp.+	866	17,130

		151,985

Telecommunications - 2.43%

Brightpoint, Inc.+	793	22,434
Centennial Communications Corp., Class A+	1,623	12,318
Symmetricom, Inc.+	2,505	22,470
Syniverse Holdings, Inc.+	532	7,608

		64,830

Therapeutics - 3.21%

Abgenix, Inc.+	1,768	39,321
Anika Therapeutics, Inc.+	846	11,607
Medarex, Inc.+	2,358	34,804

		85,732

Utilities - Miscellaneous - 0.98%

Walter Industries, Inc.	398	26,200

TOTAL INVESTMENTS (Cost $2,452,682)(1)	98.68%	2,637,409
Other assets less liabilities	1.32%	35,368

NET ASSETS	100.00%	$2,672,777

+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedules of Investments

SOCIAL AWARENESS FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.17%
Airlines - 0.05%

Southwest Airlines Co.	11,610	$194,700

Apparel & Products - 1.11%

Coach, Inc.+	13,640	487,221
Nike, Inc., Class B	43,980	3,816,584

		4,303,805

Automotive - 1.20%

Danaher Corp.	60,570	3,669,330
Oshkosh Truck Corp., Class B	17,360	984,833

		4,654,163

Banks - 7.86%

Bank of America Corp.	229,346	10,515,514
Fifth Third Bancorp	101,450	3,921,043
M&T Bank Corp.	6,410	720,484
SunTrust Banks, Inc.	66,560	4,816,947
Wachovia Corp.	54,120	3,034,508
Wells Fargo & Co.	115,370	7,406,754

		30,415,250

Beverages - 3.59%

Coca-Cola Co.	161,140	6,763,046
PepsiCo, Inc.	120,910	7,146,990

		13,910,036

Broadcasting - 2.00%

Clear Channel Communications, Inc.	94,810	2,683,123
Comcast Corp., Class A+	178,480	4,788,618
Univision Communications, Inc., Class A+	8,260	276,297

		7,748,038

Building Materials - 0.59%

American Standard Cos., Inc.	30,490	1,206,794
Masco Corp.	24,960	778,502
USG Corp.+#	3,710	313,421

		2,298,717

Chemical - 0.99%

Ecolab, Inc.	51,100	1,849,309
Huntsman Corp.+#	29,650	605,156
Praxair, Inc.	25,620	1,382,968

		3,837,433

Commercial Services - 1.42%

Cendant Corp.	251,630	4,182,091
Deluxe Corp.#	17,150	424,805
Fluor Corp.	7,600	655,880
Owens-Illinois, Inc.+	13,260	248,492

		5,511,268

Drugs - 4.38%

Abbott Laboratories	138,430	6,115,837
Barr Pharmaceuticals, Inc.+#	10,470	703,375
Bristol-Myers Squibb Co.	41,230	952,413
Caremark Rx, Inc.+	47,180	2,347,205
Forest Laboratories, Inc.+	11,720	537,948
Merck & Co., Inc.	181,100	6,313,146

		16,969,924

Electronics/Electrical Equipment - 1.14%

Jabil Circuit, Inc.+	29,470	1,115,440
Molex, Inc.	34,520	1,098,772
Solectron Corp.+	184,130	664,709
Thomas & Betts Corp.+	8,270	406,884
W. W. Grainger, Inc.	2,960	219,158
Xerox Corp.+	60,840	906,516

		4,411,479

Financial Services - 8.42%

American Express Co.	112,070	6,038,331
Capital One Financial Corp.	33,260	2,913,576
Citigroup, Inc.@	247,305	11,467,533
Fannie Mae	28,540	1,560,567
Freddie Mac	13,710	923,917
H & R Block, Inc.	18,420	410,766
JPMorgan Chase & Co.	209,533	8,620,188
Principal Financial Group, Inc.	13,740	669,413

		32,604,291

Foods - 1.17%

General Mills, Inc.	91,870	4,524,597

Freight - 2.05%

FedEx Corp.	13,700	1,469,188
United Parcel Service, Inc., Class B	86,731	6,479,673

		7,948,861

Healthcare - 0.41%

McKesson Corp.	29,120	1,576,266

Heavy Duty Trucks/Parts - 0.56%

PACCAR, Inc.	31,110	2,173,656

Hospital Supplies - 4.03%

Cardinal Health, Inc.	32,330	2,347,158
Johnson & Johnson	161,860	9,331,229
Medtronic, Inc.	25,440	1,372,488
St. Jude Medical, Inc.+	50,810	2,316,936
Stryker Corp.	5,440	251,437

		15,619,248

Household Products - 1.24%

Colgate-Palmolive Co.	88,360	4,813,853

Information Processing - Hardware - 3.85%

Apple Computer, Inc.+	36,110	2,474,979
Dell, Inc.+	175,300	5,083,700
EMC Corp.+	84,300	1,181,886
Hewlett-Packard Co.	187,770	6,160,734
Seagate Technology, Inc.+(1)(4)	22,401	0

		14,901,299

Information Processing - Services - 2.75%

Computer Sciences Corp.+	25,950	1,410,123
eBay, Inc.+	23,930	958,636
First Data Corp.	82,880	3,740,374
Fiserv, Inc.+	20,850	865,275
Google, Inc.+	5,310	1,925,512
Monster Worldwide, Inc.+	11,940	584,582
Yahoo!, Inc.+	36,510	1,170,511

		10,655,013

Information Processing - Software - 4.39%

Microsoft Corp.	439,995	11,835,865
Oracle Corp.+	415,230	5,157,157

		16,993,022

Insurance - 7.64%

Aetna, Inc.	14,660	747,660
AFLAC, Inc.	8,585	397,056
American International Group, Inc.(3)	42,160	2,797,738
Chubb Corp.	47,170	4,516,527
Hartford Financial Services Group, Inc.	55,630	4,582,799
Lincoln National Corp.	17,210	977,012
MetLife, Inc.	39,510	1,980,241
Progressive Corp.	6,810	731,735
St. Paul Travelers Cos., Inc.	107,530	4,621,639
UnitedHealth Group, Inc.	79,970	4,656,653
WellPoint, Inc.+	26,840	2,061,044
XL Capital, Ltd., Class A#	22,620	1,527,981

		29,598,085

Leisure & Tourism - 3.58%

Carnival Corp.	87,250	4,506,463
Harley-Davidson, Inc.	52,250	2,743,648
McDonald’s Corp.	149,020	5,202,288
Starbucks Corp.+	10,620	385,718
Yum! Brands, Inc.	21,380	1,019,826

		13,857,943

Machinery - 0.81%

Caterpillar, Inc.	19,920	1,455,754
Deere & Co.	18,880	1,439,978
IDEX Corp.	4,870	230,107

		3,125,839

Medical - Biomedical/Gene - 2.20%

Amgen, Inc.+	92,450	6,979,050
Genentech, Inc.+	17,820	1,526,996

		8,506,046

Medical Technology - 1.22%
Boston Scientific Corp.+	43,400	1,059,828
Guidant Corp.#	21,600	1,658,016
Quest Diagnostics, Inc.	19,360	1,023,563
Zimmer Holdings, Inc.+	13,880	960,219

		4,701,626

Metals - 0.40%

Crown Holdings, Inc.+	31,270	572,241
Freeport-McMoRan Copper & Gold, Inc., Class B	18,890	956,401

		1,528,642

Multimedia - 3.13%

McGraw-Hill Cos., Inc.	33,200	1,762,588
News Corp., Class A	98,820	1,608,790
Time Warner, Inc.	169,290	2,930,410
Walt Disney Co.	207,280	5,801,767

		12,103,555

Oil & Gas - 8.37%

Apache Corp.	63,920	4,277,526
BJ Services Co.	51,450	1,610,899
Burlington Resources, Inc.	55,400	4,995,972
Energen Corp.	19,960	713,171
EOG Resources, Inc.	42,940	2,894,156
Equitable Resources, Inc.	33,970	1,235,149
Forest Oil Corp.+	16,010	794,897
Grant Prideco, Inc.+	23,440	948,617
Kinder Morgan, Inc.	46,560	4,319,837
Murphy Oil Corp.	29,570	1,385,946
Pioneer Natural Resources Co.	42,660	1,795,559
Schlumberger, Ltd.	50,880	5,851,200
Transocean, Inc.+	3,100	229,958
XTO Energy, Inc.	32,420	1,358,074

		32,410,961

Paper/Forest Products - 0.72%

Avery Dennison Corp.#	46,370	2,782,200

Publishing - 0.86%

Tribune Co.#	109,210	3,341,826

Railroads & Equipment - 0.40%

Burlington Northern Santa Fe Corp.	15,150	1,191,396
Norfolk Southern Corp.	6,920	354,166

		1,545,562

Real Estate Investment Trusts - 0.13%

Equity Residential	11,320	512,570

Retail - 3.86%

Best Buy Co., Inc.	9,240	497,666
Costco Wholesale Corp.	28,860	1,479,941
CVS Corp.	22,610	640,541
Dollar General Corp.	17,940	312,515
Express Scripts, Inc., Class A+	5,020	438,095
Gap, Inc.	125,030	2,318,056
J.C. Penney Co., Inc.	18,000	1,055,520
Kroger Co.+	141,740	2,840,470
Safeway, Inc.	65,170	1,584,283
Target Corp.	69,760	3,794,944

		14,962,031

Savings & Loan - 1.24%

Washington Mutual, Inc.	112,730	4,813,571

Semiconductors - 2.74%

Altera Corp.+	17,700	354,708
Analog Devices, Inc.	31,600	1,205,224
Broadcom Corp., Class A+	21,960	990,176
Intel Corp.	338,820	6,979,692
KLA-Tencor Corp.	20,250	1,057,658

		10,587,458

Telecommunications - 4.56%

Avaya, Inc.+#	34,790	386,865
BellSouth Corp.	186,130	5,877,985
Cisco Systems, Inc.+	330,180	6,682,843
Citizens Communications Co.	172,580	2,303,943
QUALCOMM, Inc.	50,660	2,391,659

		17,643,295

Therapeutics - 0.30%

Gilead Sciences, Inc.+	18,500	1,151,995

Utilities - Electric - 0.53%

AES Corp.+	37,880	655,324
NRG Energy, Inc.+	10,740	464,505
OGE Energy Corp.#	21,710	624,163
Puget Energy, Inc.	14,140	304,858

		2,048,850

Utilities - Gas, Pipeline - 0.28%

National Fuel Gas Co.	33,930	1,098,653

Total Long-Term Investment Securities
(Cost $360,000,479)		372,385,627

SHORT-TERM INVESTMENT SECURITIES - 5.80%
Collective Investment Pool - 3.02%

Securities Lending Quality Trust (2)	11,720,883	11,720,883

Commercial Paper - 2.58%

Rabobank USA Financial Corp.:
4.55% due 03/01/06@	$10,000,000	10,000,000

GOVERNMENT OBLIGATIONS - 0.20%

United States Treasury Bills:
4.22% due 03/23/06@	320,000	319,180
4.39% due 04/20/06@	25,000	24,849
4.41% due 04/13/06@	420,000	417,802

		761,831

Total Short-Term Investment Securities
(Cost $22,482,714)		22,482,714

REPURCHASE AGREEMENT – 1.04%

Agreement with State Street Bank Trust Co., bearing interest at 4.25%, dated 2/28/06, to be repurchased 3/01/06 in the amount of $4,012,474 and collateralized by Federal National Mtg. Notes, bearing interest at 6.00%, due 05/15/08 and having an approximate value of $4,135,387 (Cost $4,012,000)@	4,012,000	4,012,000

TOTAL INVESTMENTS
(Cost $386,495,193) (5)	103.01%	398,880,341
Liabilities in excess of other assets	(3.01)%	(11,673,038)

NET ASSETS	100.00%	$387,207,303

+	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Fair valued security (see Note 1)
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	Security represents an investment in an affiliated company (see Note 3).
(4)	Illiquid security
(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of February 28, 2006	Unrealized Appreciation (Depreciation)
47 Long	S & P 500 Index	March 2006	$14,964,311	$15,068,200	$103,889

See Notes to Schedule of Investments

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.99%
Advertising - 0.16%

Interpublic Group of Cos., Inc.+	176,500	$1,828,540
Omnicom Group, Inc.	73,900	5,898,698

		7,727,238

Aerospace/Defense - 2.31%

Boeing Co.	331,100	24,067,659
General Dynamics Corp.	82,500	10,169,775
Goodrich Corp.	50,500	2,112,920
Honeywell International, Inc.	345,600	14,152,320
L-3 Communications Holdings, Inc.#	49,300	4,097,323
Lockheed Martin Corp.#	146,700	10,690,029
Northrop Grumman Corp.#	145,800	9,345,780
Raytheon Co.	183,300	7,955,220
Rockwell Collins, Inc.	70,900	3,768,335
United Technologies Corp.	417,800	24,441,300

		110,800,661

Airlines - 0.10%

Southwest Airlines Co.	286,100	4,797,897

Apparel & Products - 0.46%

Coach, Inc.+	155,800	5,565,176
Jones Apparel Group, Inc.#	48,000	1,388,160
Liz Claiborne, Inc.#	43,800	1,578,114
Nike, Inc., Class B	77,900	6,760,162
TJX Cos., Inc.	188,900	4,626,161
VF Corp.	36,500	2,000,200

		21,917,973

Appliances/Furnishings - 0.10%

Leggett & Platt, Inc.	75,500	1,772,740
Maytag Corp.#	32,900	565,880
Whirlpool Corp.#	27,700	2,487,183

		4,825,803

Automotive - 0.52%

AutoNation, Inc.+#	74,300	1,553,613
AutoZone, Inc.+	22,700	2,194,636
Cooper Tire & Rubber Co.#	25,200	375,480
Danaher Corp.#	97,400	5,900,492
Ford Motor Co.#	761,900	6,072,343
General Motors Corp.#	231,900	4,709,889
Genuine Parts Co.#	71,200	3,169,824
Goodyear Tire & Rubber Co.+#	72,400	1,037,492

		25,013,769

Banks - 6.49%

AmSouth Bancorp.#	143,000	3,968,250
Bank of America Corp.	1,905,200	87,353,420
Bank of New York Co., Inc.	316,000	10,819,840
BB&T Corp.	222,500	8,795,425
Comerica, Inc.	67,800	3,886,296
Compass Bancshares, Inc.	51,100	2,569,308
Fifth Third Bancorp	227,600	8,796,740
First Horizon National Corp.#	51,700	2,021,987
Huntington Bancshares, Inc.	93,700	2,253,485
KeyCorp#	167,300	6,235,271
M&T Bank Corp.	32,800	3,686,720
Marshall & Ilsley Corp.	85,800	3,775,200
Mellon Financial Corp.	171,600	6,193,044
National City Corp.	226,100	7,868,280
North Fork Bancorp., Inc.#	195,200	4,985,408
Northern Trust Corp.#	76,100	4,011,992
PNC Financial Services Group	119,900	8,434,965
Regions Financial Corp.	187,900	6,535,162
State Street Bank & Trust Co.	134,600	8,409,808
SunTrust Banks, Inc.	148,300	10,732,471
Synovus Financial Corp.	128,200	3,634,470
U.S. Bancorp	745,000	23,027,950
Wachovia Corp.	637,200	35,727,804
Wells Fargo & Co.	685,900	44,034,780
Zions Bancorp.	42,900	3,540,108

		311,298,184

Beverages - 2.07%

Anheuser-Busch Cos., Inc.	318,400	13,226,336
Brown-Forman Corp., Class B	34,100	2,399,276
Coca-Cola Co.	849,000	35,632,530
Coca-Cola Enterprises, Inc.#	124,400	2,444,460
Constellation Brands, Inc., Class A+	80,700	2,125,638
Molson Coors Brewing Co.#	23,200	1,455,800
Pepsi Bottling Group, Inc.	56,300	1,652,968
PepsiCo, Inc.	680,500	40,224,355

		99,161,363

Broadcasting - 0.96%

Clear Channel Communications, Inc.	221,700	6,274,110
Comcast Corp., Class A+	890,700	23,897,481
Univision Communications, Inc., Class A+#	91,700	3,067,365
Viacom, Inc. Class B+	316,900	12,663,324

		45,902,280

Building Materials - 0.29%

American Standard Cos., Inc.#	74,900	2,964,542
Masco Corp.#	173,800	5,420,822
Sherwin-Williams Co.	46,100	2,099,855
Vulcan Materials Co.	41,800	3,302,200

		13,787,419

Chemical - 1.51%

Air Products & Chemicals, Inc.	91,100	5,844,976
Ashland, Inc.#	29,500	1,925,465
Dow Chemical Co.	395,800	17,031,274
E.I. du Pont de Nemours and Co.#	377,100	15,174,504

Eastman Chemical Co.	33,500	1,652,555
Ecolab, Inc.	75,700	2,739,583
Engelhard Corp.	49,200	1,955,700
Hercules, Inc.+	46,300	548,655
Monsanto Co.	110,100	9,235,188
PPG Industries, Inc.	68,600	4,159,218
Praxair, Inc.	132,300	7,141,554
Rohm & Haas Co.	59,100	2,940,225
Sigma-Aldrich Corp.#	27,600	1,777,716

		72,126,613

Commercial Services - 0.57%

Ball Corp.	42,700	1,819,020
Cendant Corp.	420,100	6,982,062
Cintas Corp.	56,500	2,321,585
Convergys Corp.+	57,500	998,775
Fluor Corp.	35,700	3,080,910
Moody’s Corp.#	101,700	6,813,900
Paychex, Inc.	136,800	5,478,840

		27,495,092

Conglomerates - 4.27%

3M Co.	311,700	22,938,003
Eaton Corp.	60,800	4,235,936
General Electric Co.	4,334,100	142,461,867
ITT Industries, Inc.	75,800	3,979,500
Loews Corp.	55,700	5,138,882
Textron, Inc.	54,300	4,784,373
Tyco International, Ltd.	825,700	21,294,803

		204,833,364

Drugs - 5.23%

Abbott Laboratories	636,200	28,107,316
Allergan, Inc.#	53,900	5,835,214
Barr Pharmaceuticals, Inc.+	44,300	2,976,074
Bristol-Myers Squibb Co.	802,500	18,537,750
Caremark Rx, Inc.+	184,400	9,173,900
Eli Lilly & Co.	466,200	25,930,044
Forest Laboratories, Inc.+	138,500	6,357,150
King Pharmaceuticals, Inc.+	99,100	1,610,375
Merck & Co., Inc.	896,900	31,265,934
Mylan Laboratories, Inc.#	89,700	2,063,100
Pfizer, Inc.	3,023,600	79,188,084
Schering-Plough Corp.	606,200	11,214,700
Watson Pharmaceuticals, Inc.+#	41,600	1,247,168
Wyeth	550,500	27,414,900

		250,921,709

Electronics/Electrical Equipment - 1.59%

Agilent Technologies, Inc.+	168,600	6,069,600
American Power Conversion Corp.#	70,600	1,442,358
Applera Corp. - Applied Biosystems Group#	77,100	2,179,617
Comverse Technology, Inc.+	82,900	2,384,204
Emerson Electric Co.	168,500	13,784,985
Fisher Scientific International, Inc.+#	50,200	3,421,632
Harman International Industries, Inc.	27,000	2,979,450
Jabil Circuit, Inc.+#	71,400	2,702,490
JDS Uniphase Corp.+#	677,700	2,060,208
Johnson Controls, Inc.	79,100	5,637,457
Millipore Corp.+	21,400	1,483,662
Molex, Inc.	58,900	1,874,787
NVIDIA Corp.+#	70,200	3,308,526
Parker Hannifin Corp.	49,200	3,845,964
Perkinelmer, Inc.	53,700	1,277,523
Pitney Bowes, Inc.	93,600	4,000,464
PMC-Sierra, Inc.+#	75,200	767,792
Sanmina-SCI Corp.+	215,600	832,216
Solectron Corp.+	374,700	1,352,667
Symbol Technologies, Inc.	102,900	1,195,698
Tektronix, Inc.	34,300	1,056,440
Thermo Electron Corp.+	66,600	2,305,692
W. W. Grainger, Inc.	31,200	2,310,048
Waters Corp.+	45,400	1,939,942
Xerox Corp.+	393,900	5,869,110

		76,082,532

Financial Services - 8.36%

American Express Co.	509,300	27,441,084
Ameriprise Financial, Inc.	100,900	4,588,932
Bear Stearns Cos., Inc.	49,000	6,587,560
Capital One Financial Corp.	122,800	10,757,280
Charles Schwab Corp.	423,100	6,858,451
CIT Group, Inc.	81,900	4,403,763
Citigroup, Inc.	2,075,100	96,222,387
Countrywide Financial Corp.	244,900	8,444,152
E*TRADE Group, Inc.+	167,700	4,289,766
Equifax, Inc.#	53,300	1,952,912
Fannie Mae	397,000	21,707,960
Federated Investors, Inc., Class B	34,800	1,353,372
Franklin Resources, Inc.	60,900	6,253,212
Freddie Mac	283,400	19,098,326
Goldman Sachs Group, Inc.	184,900	26,124,521
H & R Block, Inc.	134,400	2,997,120
Janus Capital Group, Inc.#	88,500	1,940,805
JPMorgan Chase & Co.	1,435,200	59,044,128
Lehman Brothers Holdings, Inc.	109,800	16,025,310
Merrill Lynch & Co., Inc.	376,900	29,100,449
Morgan Stanley	442,100	26,375,686
Principal Financial Group, Inc.	115,000	5,602,800
SLM Corp.	171,100	9,651,751
T. Rowe Price Group, Inc.	53,700	4,123,086

		400,944,813

Foods - 1.19%

Archer-Daniels-Midland Co.	267,900	8,497,788
Campbell Soup Co.	76,400	2,378,332
ConAgra Foods, Inc.	212,900	4,477,287
General Mills, Inc.	145,800	7,180,650
H J Heinz Co.	137,300	5,199,551

Hershey Foods Corp.#	74,300	3,800,445
Kellogg Co.	105,400	4,670,274
McCormick & Co., Inc.#	55,000	1,805,650
Sara Lee Corp.#	311,600	5,505,972
Sysco Corp.	254,400	7,654,896
Tyson Foods, Inc., Class A#	103,300	1,397,649
Wm. Wrigley Jr. Co.	73,600	4,676,544

		57,245,038

Freight - 1.01%

FedEx Corp.	124,300	13,329,932
Ryder System, Inc.#	26,400	1,170,576
United Parcel Service, Inc., Class B #	452,600	33,813,746

		48,314,254

Hardware & Tools - 0.11%

Black & Decker Corp.	32,200	2,755,676
Snap-on, Inc.	23,800	926,296
Stanley Works#	29,900	1,499,186

		5,181,158

HealthCare - 0.46%

Bausch & Lomb, Inc.#	22,100	1,529,541
Laboratory Corp. of America Holdings+	54,600	3,172,806
Manor Care, Inc.	32,500	1,343,875
McKesson Corp.#	126,200	6,831,206
Medco Health Solutions, Inc.+	126,100	7,026,292
Patterson Cos., Inc.+#	56,800	2,047,072

		21,950,792

Heavy Duty Trucks/Parts - 0.12%

Dana Corp.#	61,700	108,592
Navistar International Corp.+#	25,400	745,490
PACCAR, Inc.	69,500	4,855,965

		5,710,047

Home Builders - 0.34%

Centex Corp.#	52,400	3,542,764
DR Horton, Inc.#	111,600	3,806,676
KB Home#	32,200	2,158,366
Lennar Corp.#	56,300	3,370,118
Pulte Homes, Inc.	87,900	3,376,239

		16,254,163

Hospital Management - 0.25%

HCA, Inc.	173,800	8,325,020
Health Management Associates, Inc., Class A	101,400	2,158,806
Tenet Healthcare Corp.+#	192,500	1,518,825

		12,002,651

Hospital Supplies - 2.88%

AmerisourceBergen Corp.	85,500	3,932,145
Becton, Dickinson and Co.	103,300	6,595,705
Cardinal Health, Inc.	175,600	12,748,560
CR Bard, Inc.	43,100	2,822,619
Hospira, Inc.+	66,000	2,620,200
Johnson & Johnson	1,220,200	70,344,530
Medtronic, Inc.	496,100	26,764,595
St. Jude Medical, Inc.+	150,300	6,853,680
Stryker Corp.	119,600	5,527,912

		138,209,946

Household Products - 2.64%

Alberto-Culver Co., Class B	31,000	1,415,770
Avon Products, Inc.	188,000	5,423,800
Clorox Co.	61,900	3,772,805
Colgate-Palmolive Co.	212,400	11,571,552
Estee Lauder Cos., Inc., Class A	49,600	1,856,032
Fortune Brands, Inc.	60,000	4,653,000
International Flavors & Fragrances, Inc.#	33,200	1,149,716
Kimberly-Clark Corp.	191,700	11,344,806
Newell Rubbermaid, Inc.#	113,100	2,812,797
Procter & Gamble Co.	1,374,800	82,391,764

		126,392,042

Human Resources - 0.05%

Robert Half International, Inc.#	69,900	2,510,808

Information Processing - Hardware - 3.53%

Apple Computer, Inc.+	345,600	23,687,424
Dell, Inc.+	965,300	27,993,700
EMC Corp.+	980,600	13,748,012
Gateway, Inc.+#	108,700	256,532
Hewlett-Packard Co.#	1,175,100	38,555,031
International Business Machines Corp.	647,800	51,979,472
Lexmark International, Inc., Class A+	47,600	2,241,484
Network Appliance, Inc.+	152,600	5,060,216
Sun Microsystems, Inc.+	1,400,400	5,839,668

		169,361,539

Information Processing - Services - 1.71%

Affiliated Computer Services, Inc., Class A+#	51,000	3,208,920
Computer Sciences Corp.+#	75,800	4,118,972
eBay, Inc.+	468,700	18,776,122
Electronic Data Systems Corp.	213,900	5,711,130
First Data Corp.	313,400	14,143,742
Fiserv, Inc.+	75,700	3,141,550
Monster Worldwide, Inc.+	50,400	2,467,584
NCR Corp.+	75,300	3,018,777

Symantec Corp.+	443,600	7,492,404
Unisys Corp.+	140,000	935,200
VeriSign, Inc.+#	105,100	2,486,666
Yahoo!, Inc.+	517,900	16,603,874

		82,104,941

Information Processing - Software - 3.39%

Adobe Systems, Inc.	246,600	9,523,692
Autodesk, Inc.	94,600	3,561,690
Automatic Data Processing, Inc.	236,500	10,923,935
BMC Software, Inc.+	88,800	1,942,056
CA, Inc.#	188,200	5,111,512
Citrix Systems, Inc.+	72,300	2,339,628
Compuware Corp.+	158,900	1,304,569
IMS Health, Inc.#	84,800	2,043,680
Intuit, Inc.+	72,500	3,522,050
Microsoft Corp.	3,755,000	101,009,500
Novell, Inc.+	156,600	1,489,266
Oracle Corp.+	1,542,600	19,159,092
Parametric Technology Corp.+#	44,680	680,030

		162,610,700

Insurance - 6.26%

ACE, Ltd.	132,200	7,367,506
Aetna, Inc.	234,600	11,964,600
AFLAC, Inc.	205,200	9,490,500
Allstate Corp.	266,000	14,571,480
AMBAC Financial Group, Inc.	43,200	3,246,480
American International Group, Inc.(1)#	1,064,600	70,646,856
Aon Corp.#	131,200	5,196,832
Chubb Corp.	82,100	7,861,075
CIGNA Corp.	51,500	6,321,625
Cincinnati Financial Corp.	71,700	3,180,612
Coventry Health Care, Inc.+	66,600	3,970,692
Genworth Financial, Inc.	154,500	4,916,190
Hartford Financial Services Group, Inc.	123,200	10,149,216
Humana, Inc.+	66,700	3,446,389
Jefferson-Pilot Corp.	55,000	3,313,750
Lincoln National Corp.	71,100	4,036,347
Marsh & McLennan Cos., Inc.	223,400	6,905,294
MBIA, Inc.#	55,000	3,230,700
MetLife, Inc.	310,600	15,567,272
MGIC Investment Corp.	37,300	2,377,875
Progressive Corp.#	80,900	8,692,705
Prudential Financial, Inc.	207,100	15,954,984
Safeco Corp.	50,700	2,611,557
St. Paul Travelers Cos., Inc.	284,000	12,206,320
Torchmark Corp.#	42,600	2,328,942
UnitedHealth Group, Inc.	559,400	32,573,862
UnumProvident Corp.#	122,300	2,530,387
WellPoint, Inc.+	270,700	20,787,053
XI Capital, Ltd., Class A#	71,600	4,836,580

		300,283,681

Leisure & Tourism - 1.93%

Brunswick Corp.	39,600	1,553,508
Carnival Corp.	177,700	9,178,205
Darden Restaurants, Inc.	53,800	2,256,372
Electronic Arts, Inc.+	123,200	6,402,704
Harley-Davidson, Inc.#	112,600	5,912,626
Harrah’s Entertainment, Inc.	75,400	5,422,768
Hasbro, Inc.#	73,200	1,485,228
Hilton Hotels Corp.	134,600	3,257,320
International Game Technology#	138,200	4,943,414
Marriott International, Inc., Class A	67,600	4,623,840
Mattel, Inc.	165,700	2,792,045
McDonald’s Corp.	516,200	18,020,542
Sabre Holdings Corp., Class A#	53,900	1,300,607
Starbucks Corp.+#	315,200	11,448,064
Starwood Hotels & Resorts Worldwide, Inc., Class B	89,900	5,708,650
Wendy’s International, Inc.	47,700	2,761,830
Yum! Brands, Inc.	116,200	5,542,740

		92,610,463

Machinery - 1.18%

Caterpillar, Inc.	279,000	20,389,320
Cooper Industries, Ltd., Class A#	37,600	3,147,120
Cummins, Inc.#	19,300	2,089,804
Deere & Co.	98,900	7,543,103
Dover Corp.	83,200	3,988,608
Illinois Tool Works, Inc.	84,000	7,210,560
Ingersoll-Rand Co., Class A	135,700	5,567,771
Pall Corp.	51,200	1,506,304
Rockwell Automation, Inc.	73,500	5,010,495

		56,453,085

Medical - Biomedical/Gene - 1.17%

Amgen, Inc.+#	506,300	38,220,587
Biogen Idec, Inc.+	139,200	6,577,200
Genzyme Corp.+	105,900	7,343,106
MedImmune, Inc.+	100,900	3,681,841

		55,822,734

Medical Technology - 0.90%

Baxter International, Inc.	270,100	10,223,285
Biomet, Inc.	102,200	3,720,080
Boston Scientific Corp.+#	242,000	5,909,640
Chiron Corp.+	44,900	2,050,583
Guidant Corp.	136,000	10,439,360
Quest Diagnostics, Inc.#	68,000	3,595,160
Zimmer Holdings, Inc.+	101,600	7,028,688

		42,966,796

Metals - 0.62%

Alcoa, Inc.	356,900	10,464,308
Allegheny Technologies, Inc.	34,800	1,757,748

Freeport-McMoRan Copper & Gold, Inc., Class B	75,400	3,817,502
Nucor Corp.#	63,800	5,489,990
Phelps Dodge Corp.	41,600	5,740,800
United States Steel Corp.#	46,500	2,534,250

		29,804,598

Mining - 0.20%

Newmont Mining Corp.	183,200	9,694,944

Multimedia - 2.01%

CBS Corp.	317,000	7,753,820
E.W. Scripps Co., Class A#	34,900	1,677,992
Gannett Co., Inc.	98,500	6,122,760
McGraw-Hill Cos., Inc.	153,700	8,159,933
Meredith Corp.#	17,200	947,548
News Corp., Class A#	998,100	16,249,068
Time Warner, Inc.	1,912,500	33,105,375
Walt Disney Co.	789,000	22,084,110

		96,100,606

Oil & Gas - 9.30%

Amerada Hess Corp.	32,900	4,550,399
Anadarko Petroleum Corp.	97,200	9,638,352
Apache Corp.	135,000	9,034,200
Baker Hughes, Inc.#	140,200	9,529,394
BJ Services Co.	132,300	4,142,313
Burlington Resources, Inc.	155,000	13,977,900
ChevronTexaco Corp.#	920,800	52,006,784
ConocoPhillips	569,100	34,692,336
Devon Energy Corp.	182,200	10,682,386
El Paso Corp.#	270,400	3,536,832
EOG Resources, Inc.#	99,000	6,672,600
Exxon Mobil Corp.@	2,552,300	151,530,051
Halliburton Co.	210,300	14,300,400
Kerr-McGee Corp.	47,600	4,650,520
Kinder Morgan, Inc.	43,200	4,008,096
Marathon Oil Corp.	150,300	10,611,180
Murphy Oil Corp.	67,800	3,177,786
Nabors Industries, Ltd.+#	64,900	4,280,155
National-Oilwell Varco, Inc.+	71,400	4,346,832
Noble Corp.#	56,200	4,153,742
Occidental Petroleum Corp.	176,400	16,147,656
Peoples Energy Corp.#	15,700	576,347
Rowan Cos., Inc.	44,900	1,807,225
Schlumberger, Ltd.#	241,600	27,784,000
Sunoco, Inc.#	55,800	4,134,780
Transocean, Inc.+	135,300	10,036,554
Valero Energy Corp.	252,900	13,603,491
Weatherford International, Ltd.+	142,500	6,144,600
XTO Energy, Inc.	148,900	6,237,421

		445,994,332

Paper/Forest Products - 0.60%

Avery Dennison Corp.#	45,400	2,724,000
Bemis Co., Inc.	43,200	1,295,136
International Paper Co.	201,100	6,590,047
Louisiana-Pacific Corp.	43,400	1,233,862
Meadwestvaco Corp.	74,500	2,072,590
Pactiv Corp.+	58,800	1,348,284
Plum Creek Timber Co., Inc.	75,500	2,804,825
Sealed Air Corp.#	33,400	1,899,792
Temple-Inland, Inc.	46,100	1,967,087
Weyerhaeuser Co.	99,800	6,815,342

		28,750,965

Photography - 0.07%

Eastman Kodak Co.#	117,800	3,304,290

Pollution Control - 0.18%

Allied Waste Industries, Inc.+#	89,600	959,616
Waste Management, Inc.	226,300	7,526,738

		8,486,354

Publishing - 0.22%

Dow Jones & Co., Inc.#	24,300	987,795
Knight-Ridder, Inc.#	28,500	1,710,570
New York Times Co., Class A#	59,600	1,681,912
R. R. Donnelley & Sons Co.	89,200	3,002,472
Tribune Co.#	107,400	3,286,440

		10,669,189

Railroads & Equipment - 0.73%

Burlington Northern Santa Fe Corp.	153,100	12,039,784
CSX Corp.#	89,200	4,939,896
Norfolk Southern Corp.	166,700	8,531,706
Union Pacific Corp.	108,700	9,625,385

		35,136,771

Real Estate Investment Trusts - 0.73%

Apartment Investment & Management Co., Class A	39,300	1,741,383
Archstone-Smith Trust	87,000	4,123,800
Equity Office Properties Trust	166,700	5,242,715
Equity Residential	118,300	5,356,624
ProLogis	99,900	5,246,748
Public Storage, Inc.	34,000	2,652,680
Simon Property Group, Inc.	76,500	6,347,205
Vornado Realty Trust	48,500	4,316,015

		35,027,170

Retail - 5.52%

Albertson’s, Inc.	151,200	3,846,528
Amazon.com, Inc.+#	125,800	4,716,242
Bed Bath & Beyond, Inc.+	115,000	4,144,600
Best Buy Co., Inc.	167,600	9,026,936
Big Lots, Inc.+#	46,800	594,828
Circuit City Stores, Inc.#	64,300	1,545,129
Costco Wholesale Corp.	193,600	9,927,808
CVS Corp.	333,900	9,459,387
Dillard’s, Inc., Class A#	25,300	624,151

Dollar General Corp.#	129,900	2,262,858
Express Scripts, Inc., Class A+	59,700	5,210,019
Family Dollar Stores, Inc.#	63,700	1,638,364
Federated Department Stores, Inc.	111,600	7,928,064
Gap, Inc.	235,400	4,364,316
Home Depot, Inc.	871,300	36,725,295
J.C. Penney Co., Inc.	95,200	5,582,528
Kohl’s Corp.+	141,400	6,802,754
Kroger Co.+	297,300	5,957,892
Limited Brands, Inc.#	142,900	3,382,443
Lowe’s Cos., Inc.	320,700	21,865,326
Nordstrom, Inc.	89,600	3,404,800
Office Depot, Inc.+	126,600	4,517,088
OfficeMax, Inc.#	29,100	853,503
RadioShack Corp.#	55,300	1,081,115
Safeway, Inc.	184,200	4,477,902
Sears Holdings Corp.+#	40,900	4,926,405
Staples, Inc.	300,000	7,362,000
SUPERVALU, Inc.#	55,900	1,766,440
Target Corp.	360,600	19,616,640
Tiffany & Co.	58,400	2,168,392
Wal-Mart Stores, Inc.	1,024,600	46,475,856
Walgreen Co.	415,100	18,621,386
Whole Foods Market, Inc.	56,500	3,609,220

		264,486,215

Savings & Loan - 0.58%

Golden West Financial Corp.	104,600	7,429,738
Sovereign Bancorp, Inc.	146,600	3,053,678
Washington Mutual, Inc.	404,700	17,280,690

		27,764,106

Schools - 0.06%

Apollo Group, Inc., Class A+	59,600	2,943,048

Semiconductors - 2.98%

Advanced Micro Devices, Inc.+	165,700	6,407,619
Altera Corp.+	148,700	2,979,948
Analog Devices, Inc.#	150,500	5,740,070
Applied Materials, Inc.	665,500	12,205,270
Applied Micro Circuits Corp.+	122,600	442,586
Broadcom Corp., Class A+	177,850	8,019,256
Freescale Semiconductor, Inc., Class B+	168,301	4,550,859
Intel Corp.	2,473,000	50,943,800
KLA-Tencor Corp.#	81,000	4,230,630
Linear Technology Corp.	125,100	4,611,186
LSI Logic Corp.+#	160,700	1,566,825
Maxim Integrated Products, Inc.	134,400	5,253,696
Micron Technology, Inc.+	253,400	3,930,234
National Semiconductor Corp.	140,900	3,952,245
Novellus Systems, Inc.+	54,800	1,464,804
QLogic Corp.+#	33,100	1,361,734
Teradyne, Inc.+#	80,800	1,356,632
Texas Instruments, Inc.	663,700	19,811,445
Xilinx, Inc.	143,000	3,901,040

		142,729,879

Telecommunications - 5.08%

ADC Telecommunications, Inc.+#	47,700	1,207,764
Alltel Corp.	157,000	9,914,550
Andrew Corp.+	66,700	904,452
Avaya, Inc.+	171,700	1,909,304
BellSouth Corp.	750,000	23,685,000
CenturyTel, Inc.#	53,800	1,935,724
Ciena Corp.+#	237,000	952,740
Cisco Systems, Inc.+	2,519,500	50,994,680
Citizens Communications Co.#	137,000	1,828,950
Corning, Inc.+	625,100	15,258,691
Lucent Technologies, Inc.+#	1,823,200	5,104,960
Motorola, Inc.	1,021,600	21,862,240
QUALCOMM, Inc.	674,400	31,838,424
Qwest Communications International, Inc.+#	633,200	4,001,824
Sprint Corp.	1,211,801	29,119,578
Tellabs, Inc.+	183,900	2,701,491
Verizon Communications, Inc.	1,198,600	40,392,820

		243,613,192

Therapeutics - 0.24%

Gilead Sciences, Inc.+	187,800	11,694,306

Tobacco - 1.41%

Altria Group, Inc.	854,100	61,409,790
Reynolds American, Inc.#	35,100	3,725,865
UST, Inc.#	67,100	2,608,848

		67,744,503

Utilities - Communication - 0.92%

AT&T, Inc.	1,602,300	44,207,457

Utilities - Electric - 3.14%

AES Corp.+	267,900	4,634,670
Allegheny Energy, Inc.+#	66,900	2,392,344
Ameren Corp.	83,800	4,246,146
American Electric Power Co., Inc.	161,500	5,894,750
CenterPoint Energy, Inc.#	127,300	1,651,081
Cinergy Corp.	81,900	3,610,152
CMS Energy Corp.+	90,300	1,271,424
Consolidated Edison, Inc.#	100,500	4,609,935
Constellation Energy Group, Inc.#	73,300	4,305,642
Dominion Resources, Inc.	142,500	10,701,750
DTE Energy Co.	73,000	3,160,900
Duke Energy Corp.#	380,400	10,803,360
Dynegy, Inc., Class A+#	123,600	668,676
Edison International, Inc.	133,600	5,926,496
Entergy Corp.	85,200	6,177,852
Exelon Corp.	273,600	15,625,296
FirstEnergy Corp.	135,300	6,911,124
FPL Group, Inc.#	162,000	6,792,660
NiSource, Inc.	111,900	2,297,307
PG&E Corp.#	140,800	5,357,440

Pinnacle West Capital Corp.	40,700	1,670,735
PPL Corp.	156,000	4,960,800
Progress Energy, Inc.#	103,300	4,584,454
Public Service Enterprise Group, Inc.	102,900	7,140,231
Southern Co.	304,200	10,351,926
TECO Energy, Inc.	85,400	1,456,924
TXU Corp.	198,000	10,373,220
Xcel Energy, Inc.#	165,300	3,067,968

		150,645,263

Utilities - Gas, Distribution - 0.18%

Keyspan Corp.	71,600	2,917,700
Nicor, Inc.#	18,200	781,326
Sempra Energy	105,500	5,047,120

		8,746,146

Utilities - Gas, Pipeline - 0.11%

Williams Cos., Inc.	235,000	5,068,950

Total Long-Term Investment Securities (Cost $3,111,858,416)		4,746,233,832

SHORT-TERM INVESTMENT SECURITIES - 6.45%
Collective Investment Pool - 5.67%

Securities Lending Quality Trust (2)	271,778,893	271,778,893

Commercial Paper - 0.73%

Rabobank USA Financial Corp.:
4.55% due 03/01/06@	$35,000,000	35,000,000

Government Obligations - 0.05%

United States Treasury Bills:
4.22% due 03/23/06@	500,000	498,720
4.31% due 04/06/06@	20,000	19,914
4.32% due 04/06/06@	175,000	174,248
4.41% due 04/13/06@	270,000	268,587
4.41% due 04/20/06@	1,300,000	1,292,086

		2,253,555

Total Short-Term Investment Securities (Cost $309,032,448)		309,032,448

REPURCHASE AGREEMENT - 0.15%
Agreement with State Street Bank & Trust Co., bearing interest at 4.25%, dated 02/28/06, to be repurchased 03/01/06 in the amount of $7,309,863 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.13%, due 02/15/08 and having an approximate value of $7,528,717 (Cost $7,309,000)@	7,309,000	7,309,000

TOTAL INVESTMENTS (Cost $3,428,199,864) (3)	105.59%	5,062,575,280
Liabilities in excess at other assets	(5.59)%	(268,163,364)

NET ASSETS	100.00%	$4,794,411,916

+	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof represents collateral for open futures contracts.
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Values as of February 28, 2006	Unrealized Appreciation (Depreciation)
150 Long	S&P 500 Index	March 2006	$48,057,600	$48,090,000	$32,400

See Notes to Schedule of Investments

VALIC ULTRA FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK - 98.99%
Automotive - 1.39%

Carmax, Inc.+	1,080	33,934

Banks - 1.08%

Wells Fargo & Co.	410	26,322

Beverages - 0.81%

PepsiCo, Inc.	332	19,625

Chemical - 0.47%

Monsanto Co.	135	11,324

Commercial Services - 4.27%

Accenture, Ltd., Class A	974	31,811
Moody’s Corp.	200	13,400
Paychex, Inc.	1,139	45,617
Weight Watchers International, Inc.+	250	13,117

		103,945

Drugs - 3.26%

American Pharmaceutical Partners, Inc.+	296	8,951
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,680	70,543

		79,494

Electronics/Electrical Equipment - 0.42%

Fisher Scientific International, Inc.+	150	10,224

Financial Services - 6.40%

Chicago Merchantile Exchange Holdings, Inc.	60	25,536
Citigroup, Inc.	227	10,526
Goldman Sachs Group, Inc.	180	25,432
Legg Mason, Inc.	121	15,802
SLM Corp.	1,038	58,554
T. Rowe Price Group, Inc.	262	20,116

		155,966

Foods - 0.51%

Chipotle Mexican Grill, Inc.+	23	1,049
Wm. Wrigley Jr., Co.	180	11,437

		12,486

Freight - 3.05%

CH Robinson Worldwide, Inc.	146	6,544
Expeditors International of Washington, Inc.	138	10,735
FedEx Corp.	210	22,520
United Parcel Service, Inc., Class B	462	34,516

		74,315

Government Obligations - 2.85%

UnitedHealth Group, Inc.	1,193	69,468

Hospital Supplies - 5.20%

Johnson & Johnson	239	13,778
Medtronic, Inc.	1,150	62,043
St. Jude Medical, Inc.+	260	11,856
Stryker Corp.	460	21,261
Varian Medical Systems, Inc.+	308	17,827

		126,765

Household Products - 2.05%

Avon Products, Inc.	616	17,772
Procter & Gamble Co.	535	32,062

		49,834

Information Processing - Hardware - 2.48%

Dell, Inc.+	2,085	60,465

Information Processing - Services - 12.60%

Checkfree Corp.+	670	33,138
Digital River, Inc.+	147	5,533
eBay, Inc.+	1,942	77,797
First Data Corp.	1,684	75,999
Google, Inc.+	81	29,372
Symantec Corp.+	888	14,998
VeriSign, Inc.+	690	16,326
Yahoo!, Inc.+	1,673	53,636

		306,799

Information Processing - Software - 2.30%

Adobe Systems, Inc.	195	7,531
Intuit, Inc.+	190	9,230
Microsoft Corp.	710	19,099
NAVTEQ Corp.+	194	8,984
Oracle Corp.+	361	4,484
Red Hat, Inc.+	221	5,938
Salesforce.com, Inc.+	18	627

		55,893

Insurance - 6.43%

AFLAC, Inc.	501	23,171
AMBAC Financial Group, Inc.	236	17,735
Berkshire Hathaway, Inc., Class B+	36	103,968
Progressive Corp.	110	11,820

		156,694

Leisure & Tourism - 9.27%

Carnival Corp.	934	48,241
Cheesecake Factory, Inc., Class A+	279	10,089
Electronic Arts, Inc.+	1,131	58,778
International Game Technology	1,793	64,135
P.F. Chang’s China Bistro, Inc.+	235	11,360
PartyGaming PLC+(2)	3,960	8,839
Starbucks Corp.+	672	24,407

		225,849

Machinery - 0.42%

Zebra Technologies Corp., Class A+	230	10,152

Medical - Biomedical/Gene - 2.86%

Amgen, Inc.+	587	44,313
Genentech, Inc.+	296	25,364

		69,677

Medical Technology - 3.17%

Biomet, Inc.	340	12,376
Boston Scientific Corp.+	1,015	24,786
Quest Diagnostics, Inc.	240	12,689
Zimmer Holdings, Inc.+	395	27,326

		77,177

Multimedia - 0.78%

McGraw-Hill Cos., Inc.	358	19,006

Oil & Gas - 3.68%

Apache Corp.	241	16,128
Exxon Mobil Corp.	580	34,435
Kinder Morgan, Inc.	130	12,061
Schlumberger, Ltd.	107	12,305
Suncor Energy, Inc.	197	14,726

		89,655

Retail - 13.69%

Amazon.com, Inc.+	1,379	51,699
Bed Bath & Beyond, Inc.+	1,040	37,481
Costco Wholesale Corp.	230	11,794
Express Scripts, Inc., Class A+	70	6,109
Lowe’s Cos., Inc.	698	47,590
PETsMART, Inc.	1,044	27,102
Target Corp.	500	27,200
Wal-Mart Stores, Inc.	1,873	84,959
Walgreen Co.	609	27,320
Whole Foods Market, Inc.	193	12,329

		333,583

Savings & Loan - 0.93%

Golden West Financial Corp.	317	22,517

Schools - 2.11%

Apollo Group, Inc., Class A+	1,043	51,503

Semiconductors - 3.45%

ARM Holdings PLC(2)	5,620	13,491
Intel Corp.	600	12,360
KLA-Tencor Corp.	230	12,013
Maxim Integrated Products, Inc.	583	22,790
Microchip Technology, Inc.	662	23,302

		83,956

Telecommunications - 3.06%

Cisco Systems, Inc.+	1,038	21,009
QUALCOMM, Inc.	1,136	53,631

		74,640

Total Common Stock
(Cost $2,467,608)		2,411,268

EXCHANGE-TRADED FUNDS - 0.72%
Financial Services - 0.72%

SPDR Trust Series 1:
(Cost $17,552)		17,567

Total Long-Term Investment Securities
(Cost $2,485,160)		2,428,835

TOTAL INVESTMENTS
(Cost $2,485,160) (1)	99.71%	2,428,835
Other assets less liabilities	0.29%	7,167

NET ASSETS	100.00%	$2,436,002

ADR - American Depository Receipt

+	Non-income producing security
(1)	See Note 4 for cost of Investment on a tax basis
(2)	Fair Valued Security (see Note 1)

See Notes to Schedule of Investments

VALUE FUND

SCHEDULE OF INVESTMENTS - February 28, 2006 (Unaudited)

	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.72%
Aerospace/Defense - 6.30%

Honeywell International, Inc.	48,400	$1,981,980
Raytheon Co.	7,590	329,406
United Technologies Corp.	144,410	8,447,985

		10,759,371

Banks - 15.03%

Bank of America Corp.	47,070	2,158,160
UBS AG	80,740	8,577,010
Wachovia Corp.	125,500	7,036,785
Wells Fargo & Co.	122,800	7,883,760

		25,655,715

Beverages - 0.47%

Diageo PLC Sponsored ADR	12,900	795,930

Broadcasting - 7.10%

Comcast Corp., Special Class A	128,100	3,426,675
Liberty Global, Inc. Class A+	144,000	2,924,640
Liberty Global, Inc. Class C	297,320	5,768,008

		12,119,323

Chemical - 3.43%

Dow Chemical Co.	40,300	1,734,109
Praxair, Inc.	76,390	4,123,532

		5,857,641

Commercial Services - 2.17%

Cendant Corp.	223,090	3,707,756

Drugs - 6.06%

Pfizer, Inc.	235,200	6,159,888
Sanofi-Aventis	97,930	4,174,756

		10,334,644

Electronics/Electrical Equipment - 0.00%

Symbol Technologies, Inc.	3	35

Financial Services - 10.14%

Bear Stearns Cos., Inc.	13,500	1,814,940
Capital One Financial Corp.	36,820	3,225,432
Citigroup, Inc.	162,800	7,549,036
Countrywide Financial Corp.	63,820	2,200,514
Freddie Mac	37,290	2,512,973

		17,302,895

Information Processing - Hardware - 1.02%

Hutchinson Technology, Inc.+	63,300	1,741,383

Information Processing - Services - 2.89%

Synopsys, Inc.+	225,120	4,923,374

Information Processing - Software - 7.65%

Compuware Corp.+	424,800	3,487,608
Microsoft Corp.	280,480	7,544,912
Novell, Inc.+	213,580	2,031,146

		13,063,666

Insurance - 4.56%

Everest Reinsurance Group, Ltd.	17,210	1,704,478
Genworth Financial, Inc.	125,640	3,997,865
Platinum Underwriters Holdings, Ltd.	67,850	2,077,567

		7,779,910

Leisure & Tourism - 1.88%

Take-Two Interactive Software, Inc.+	206,070	3,210,571

Metals - 0.85%

Phelps Dodge Corp.	10,550	1,455,900

Multimedia - 1.00%

News Corp., Class A	105,060	1,710,377

Oil & Gas - 11.22%

BP, PLC ADR	96,270	6,394,253
Exxon Mobil Corp.	138,560	8,226,307
Total SA Sponsored ADR	35,950	4,534,374

		19,154,934

Semiconductors - 0.37%

ATI Technologies, Inc.+	39,900	633,612

Telecommunications - 1.91%

IDT Corp., Class B+	133,530	1,587,672
Sprint Corp.	69,700	1,674,891

		3,262,563

Tobacco - 4.60%

Altria Group, Inc.	109,290	7,857,951

Utilities - Electric - 6.15%

AES Corp.+	268,370	4,642,801
CMS Energy Corp.+	130,650	1,839,552
PG&E Corp.	53,810	2,047,470
Reliant Resources, Inc.	193,180	1,962,709

		10,492,532

Utilities - Gas, Distribution - 0.92%

Sempra Energy	32,941	1,575,897

Total Long-Term Investment Securities
(Cost $159,121,270)		163,395,980

REPURCHASE AGREEMENT - 4.23%

Agreement with State Street Bank Trust Co., bearing interest at 4.25%, dated 2/28/06, to be repurchased 3/01/06 in the amount of $7,221,852 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/11 and having an approximate value of $7,368,668 (Cost $7,221,000)	$7,221,000	7,221,000

TOTAL INVESTMENTS
(Cost $166,342,270) (1)	99.95%	170,616,980
Other assets less liabilities	0.05%	77,765

NET ASSETS	100.00%	$170,694,745

ADR	– American Depository Receipt
+	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS – (Unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2 — Repurchase Agreements

As of February 28, 2006, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Growth & Income	0.33%	$340,000
Large Cap Growth	0.33%	339,000
Large Capital Growth	0.29%	293,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated February 28, 2006, bearing interest at a rate of 4.01% per annum, with a principal amount of $101,666,000, a repurchase price of $101,677,324, and maturity date of March 1, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.00%	5/15/06	$103,665,000	$103,699,417

As of February 28, 2006, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

Fund	Percentage Ownership	Principal Amount
Growth & Income	0.57%	$2,000,000
Large Cap Growth	2.57%	9,000,000
Money Market I	1.73%	6,040,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated February 28, 2006, bearing interest at a rate of 4.51% per annum, with a principal amount of $350,000,000, a repurchase price of $350,043,847, and maturity date of March 1, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.00%	7/15/12	$306,438,000	$357,912,345

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain funds own common stock issued by AIG or an affiliate thereof. During the period ended February 28, 2006, the following Funds recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

Fund	Security	Income	Market Value at 5/31/05	Purchases	Sales	Realized Gain/(Loss)	Changes In Unrealized Gain/(Loss)	Premium Amortization	Market Value at 02/28/06
Asset Allocation	American International Group, Inc.	$10,731	$1,402,638	$—	$4,599	$2,802	$270,104	$—	$1,670,945
Asset Allocation	Riviera Holdings Corp. 11.00% due 06/15/10	5,775	76,825	—	—	—	(642)	(933)	75,250
Blue Chip Growth	American International Group, Inc.	1,275	166,650	—	32,924	(5,488)	37,662	—	165,900
Capital Conservation	Riviera Holdings Corp. 11.00% due 06/15/10	4,125	54,875	—	—	—	(459)	(666)	53,750
Core Equity	American International Group, Inc.	16,654	2,231,721	—	139,288	3,124	424,464	—	2,520,021
Small Cap	Perini Corp.	—	393,588	—	466,280	58,406	14,286	—	—
Small Cap	Steinway Musical Instruments, Inc.	—	344,881	—	43,805	(6,999)	57,565	—	351,642
Small Cap Index	Perini Corp.	—	61,361	163,339	2,852	1,574	193,742	—	417,164
Small Cap Index	Steinway Musical Instruments, Inc.	—	114,101	29,003	1,586	545	23,379	—	165,442
Small Cap Index	21st Century Insurance Group	2,290	184,935	146,501	4,041	213	43,421	—	371,029
Small Cap Index	Riviera Holdings Corp.	—	—	127,445	1,486	17	(29,018)	—	96,958
Social Awareness	American International Group, Inc.	17,918	2,341,988	—	—	—	455,750	—	2,797,738
Stock Index	American International Group, Inc.	450,580	58,905,220	2,020,354	1,785,791	1,501,862	10,005,211	—	70,646,856

NOTES TO SCHEDULE OF INVESTMENTS – (unaudited) (continued)

Note 4 — Federal Income Taxes

As of February 28, 2006, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income Tax purposes, including short-term securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$168,464,608	$7,073,781	$2,399,246	$4,674,535
Blue Chip Growth	54,872,244	10,773,912	1,828,615	8,945,297
Broad Cap Value	2,433,740	78,003	50,767	27,236
Capital Conservation	134,451,771	475,941	1,338,437	(862,496)
Core Equity	444,980,186	76,524,581	28,580,733	47,943,848
Foreign Value	2,523,407	139,689	35,106	104,583
Global Equity	2,524,338	144,621	54,214	90,407
Global Strategy	5,038,923	262,947	52,157	210,791
Government Securities	144,524,151	422,411	2,084,320	(1,661,909)
Growth & Income	144,140,884	11,127,379	2,321,491	8,805,888
Health Sciences	169,050,531	45,486,310	12,981,851	32,504,459
Income & Growth	234,674,846	26,707,669	12,590,806	14,116,863
Inflation Protected	17,200,918	11,936	197,421	(185,485)
International Equities	812,122,135	120,678,135	10,247,494	110,430,641
International Government Bond*	134,905,379	5,916,617	2,365,612	3,551,005
International Growth I	436,506,791	93,759,208	872,931	92,886,277
Large Cap Core	2,453,783	93,040	54,809	38,231
Large Cap Growth	329,748,610	19,747,769	8,403,761	11,344,008
Large Capital Growth	9,702,844	1,188,995	124,407	1,064,588
Mid Cap Index	2,356,479,775	609,313,030	136,790,887	472,522,143
Mid Cap Strategic Growth	10,399,112	1,931,284	195,325	1,735,959
Money Market I	391,734,360	—	—	—
NASDAQ-100 Index	81,868,820	23,223,412	6,091,843	17,131,569
Science & Technology	1,204,029,405	86,282,407	75,241,690	11,040,717
Small Cap Aggressive Growth	2,541,102	217,719	58,920	158,799
Small Cap	527,415,609	141,336,222	24,634,882	116,701,340
Small Cap Index	1,066,109,494	222,477,064	49,311,447	173,165,617
Small Cap Special Values	5,002,054	352,662	123,690	228,972
Small Cap Strategic Growth	2,452,682	269,356	84,629	184,727
Social Awareness	386,961,909	23,391,810	11,473,378	11,918,432
Stock Index	3,455,413,761	1,955,977,543	348,816,024	1,607,161,519
VALIC Ultra	2,485,160	64,762	121,087	(56,325)
Value	166,393,992	9,638,147	5,415,159	4,222,988

* The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2005.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	April 28, 2006

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 28, 2006